                                                    ----------------------------
                                                          OMB APPROVAL
                                                    ----------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
                                                    ----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number   811-02731
        -----------

                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end:  3/31
                         ------

Date of reporting period:  3/31/06
                          ---------

Item 1. Reports to Stockholders.

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                           CASH MANAGEMENT CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  MARCH 31, 2006
                                                                   ANNUAL REPORT


                                 [COVER IMAGE]
ANNUAL


==============================================

INSIDE THIS REPORT

Letter to Shareholders..................... 1

Fund Data.................................. 2

Letter from Independent
Chairman of Board of Trustees.............. 3

Calculating Your Ongoing Fund Expenses..... 4

Approval of Investment Advisory Agreements
and Summary of Independent Written Fee
Evaluation................................. 5

Financial Pages.......................... F-1

==============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Cash Management Class of Tax-Free Cash Reserve Portfolio
    [GRAHAM        of Tax-Free Investments Trust, part of AIM Cash Management,
     PHOTO]        covering the fiscal year ended March 31, 2006. Thank you for investing with us.

                      Tax-Free Cash Reserve Portfolio seeks to provide as high a ROBERT H. GRAHAM level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

   The Fund continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve Board (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed raised this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year-end approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

   o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

   o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

   o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

IN CLOSING

We are pleased to send you this report on your investment. AIM
Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM

Robert H. Graham
Vice Chair & President, Tax-Free Investments Trust

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


====================================================================================================================

SHARE CLASS DATA


   DATA AS OF 3/31/06
   CLASS                                  YIELD                WEIGHTED AVERAGE MATURITY              NET ASSETS
                                    7-DAY       MONTHLY      RANGE DURING         AT FISCAL
                                  SEC YIELD      YIELD       FISCAL YEAR          YEAR END

   Cash Management                  2.87%        2.82%        19-31 days           24 days          $683.6 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================

====================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 3/31/06

1-7                           82.5%

8-30                           3.3

31-90                          7.2

91-180                         3.3

181+                           3.7

====================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
   [CROCKETT       independent chair--I can assure you that shareholder
     PHOTO]        interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value
   BRUCE L.        of an independent board chair, this structure is working for
   CROCKETT        you. Our new structure has enabled the board to work more
                   effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                      o During 2005, management proposed, and your board
                        approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      o Also during 2005, management proposed to your board the
                        merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                      o Your board, through its Investments Committee and
                        Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                      In 2006, your board will continue to focus on fund
                   expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                      Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   May 17, 2006

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600       you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),       information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in     of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled          To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
in the Fund and to compare these costs       estimate the expenses you paid on your        that appear in the shareholder reports of
with ongoing costs of investing in other     account during this period.                   the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                      the table are meant to highlight your
entire period October 1, 2005, through                                                     ongoing costs only. Therefore, the
March 31, 2006.                              The table below also provides information     hypothetical information is useful in
                                             about hypothetical account values and         comparing ongoing costs only, and will
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     not help you determine the relative total
                                             actual expense ratio and an assumed rate      costs of owning different funds.
The table below provides information         of return of 5% per year before expenses,
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                          ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING             ENDING              EXPENSES           ENDING           EXPENSES         ANNUALIZED
                       ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING      ACCOUNT VALUE      PAID DURING        EXPENSE
   CLASS                 (10/1/05)          (3/31/06)(1)           PERIOD(2)         (3/31/06)         PERIOD(2)          RATIO
Cash
Management               $1,000.00            $1,013.50              $1.51           $1,023.44           $1.51            0.30%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment            rates for three institutional money
Committee of the Board, at a meeting held    personnel and considered such issues as       market funds (one of which has an
on June 30, 2005, the Board, including       AIM's portfolio and product review            "all-in" fee structure whereby AIM pays
all of the independent trustees, approved    process, AIM's legal and compliance           all of the fund's ordinary operating
the continuance of the advisory agreement    function, AIM's use of technology, AIM's      expenses), advised by AIM with investment
(the "Advisory Agreement") between the       portfolio administration function and the     strategies comparable to those of the
Fund and AIM for another year, effective     quality of AIM's investment research.         Fund; (ii) was lower than the advisory
July 1, 2005.                                Based on the review of these and other        fee rates for a variable insurance fund
                                             factors, the Board concluded that the         advised by AIM and offered to insurance
   The Board considered the factors          quality of services to be provided by AIM     company separate accounts with investment
discussed below in evaluating the            was appropriate and that AIM currently is     strategies comparable to those of the
fairness and reasonableness of the           providing satisfactory services in            Fund; (iii) was lower than the advisory
Advisory Agreement at the meeting on June    accordance with the terms of the Advisory     fee rates for one offshore fund for which
30, 2005 and as part of the Board's          Agreement.                                    an AIM affiliate serves as advisor with
ongoing oversight of the Fund. In their                                                    investment strategies comparable to those
deliberations, the Board and the             o The performance of the Fund relative to     of the Fund; and (iv) was higher than the
independent trustees did not identify any    comparable funds. The Board reviewed the      advisory fee rates for two unregistered
particular factor that was controlling,      performance of the Fund during the past       pooled investment vehicles, and
and each trustee attributed different        one, three and five calendar years            comparable to the advisory fee rates for
weights to the various factors.              against the performance of funds advised      a third unregistered pooled investment
                                             by other advisors with investment             vehicle, for which an AIM affiliate
   One of the responsibilities of the        strategies comparable to those of the         serves as advisor with investment
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's         strategies comparable to those of the
independent of AIM and AIM's affiliates,     performance in such periods was at or         Fund. The Board noted that AIM has agreed
is to manage the process by which the        above the median performance of such          to waive fees and/or limit expenses of
Fund's proposed management fees are          comparable funds. Based on this review,       the Fund, as discussed below. Based on
negotiated to ensure that they are           the Board concluded that no changes           this review, the Board concluded that the
negotiated in a manner which is at arm's     should be made to the Fund and that it        advisory fee rate for the Fund under the
length and reasonable. To that end, the      was not necessary to change the Fund's        Advisory Agreement was fair and
Senior Officer must either supervise a       portfolio management team at this time.       reasonable.
competitive bidding process or prepare an
independent written evaluation. The          o The performance of the Fund relative to     o Fees relative to those of comparable
Senior Officer has recommended an            indices. The Board reviewed the               funds with other advisors. The Board
independent written evaluation in lieu of    performance of the Fund during the past       reviewed the advisory fee rate for the
a competitive bidding process and, upon      one, three and five calendar years            Fund under the Advisory Agreement. The
the direction of the Board, has prepared     against the performance of the Lipper         Board compared effective contractual
such an independent written evaluation.      Institutional Tax-Exempt Money Market         advisory fee rates at a common asset
Such written evaluation also considered      Index.* The Board noted that the Fund's       level and noted that the Fund's rate was
certain of the factors discussed below.      performance in such periods was               below the median rate of the funds
In addition, as discussed below, the         comparable to the performance of such         advised by other advisors with investment
Senior Officer made certain                  Index. Based on this review, the Board        strategies comparable to those of the
recommendations to the Board in              concluded that no changes should be made      Fund that the Board reviewed. The Board
connection with such written evaluation.     to the Fund and that it was not necessary     noted that AIM has agreed to waive fees
                                             to change the Fund's portfolio management     and/or limit expenses of the Fund, as
   The discussion below serves as a          team at this time.                            discussed below. Based on this review,
summary of the Senior Officer's                                                            the Board concluded that the advisory fee
independent written evaluation and           o Meeting with the Fund's portfolio           rate for the Fund under the Advisory
recommendations to the Board in              managers and investment personnel. With       Agreement was fair and reasonable.
connection therewith, as well as a           respect to the Fund, the Board is meeting
discussion of the material factors and       periodically with such Fund's portfolio       o Expense limitations and fee waivers.
the conclusions with respect thereto that    managers and/or investment personnel and      The Board noted that AIM has
formed the basis for the Board's approval    believes that such individuals are            contractually agreed to waive fees and/or
of the Advisory Agreement. After             competent and able to continue to carry       limit expenses of the Fund in an amount
consideration of all of the factors below    out their responsibilities under the          necessary to limit total annual operating
and based on its informed business           Advisory Agreement.                           expenses to a specified percentage of
judgment, the Board determined that the                                                    average daily net assets for each class
Advisory Agreement is in the best            o Overall performance of AIM. The Board       of the Fund. The Board considered the
interests of the Fund and its                considered the overall performance of AIM     contractual nature of this fee
shareholders and that the compensation to    in providing investment advisory and          waiver/expense limitation and noted that
AIM under the Advisory Agreement is fair     portfolio administrative services to the      it remains in effect until March 31,
and reasonable and would have been           Fund and concluded that such performance      2007. The Board considered the effect
obtained through arm's length                was satisfactory.                             this fee waiver/expense limitation would
negotiations.                                                                              have on the Fund's estimated expenses and
                                                                                           concluded that the levels of fee
o The nature and extent of the advisory                                                    waivers/expense limitations for the Fund
services to be provided by AIM. The Board                                                  were fair and reasonable.
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by     determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions     Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"                Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,       with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds     is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for            litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This         issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making         governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The        undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements        including maintaining an internal
levels under the Advisory Agreement          were appropriate.                             controls committee and retaining an
therefore reflect economies of scale and                                                   independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of       the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered        the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has      certain governance policies and
                                             the resources necessary to perform its        practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,     actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial      the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its            ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.     the current regulatory and litigation
                                                                                           environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the         should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to       continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the       Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

TAX-FREE INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

March 31, 2006


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-101.02%

ALABAMA-1.42%

Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); Series 2005 A VRD RB
  (LOC-Regions Bank) 3.18%, 07/01/37(b)(c)      --     VMIG-1     $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999 VRD RB
  (INS-Ambac Assurance Corp.) 3.14%,
  12/01/21(d)(e)                                --     VMIG-1       7,515         7,515,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board Pollution Control & Solid Waste
  Disposal (General Electric Co. Project);
  Series 2005 Refunding VRD IDR
  3.17%, 05/01/21(d)                           A-1+    VMIG-1      33,300        33,300,000
===========================================================================================
                                                                                 45,215,000
===========================================================================================

ALASKA-1.19%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985 VRD IDR (LOC-KBC
  Bank N.V.) 3.40%, 06/01/10(c)(f)(g)           --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006 GO TAN
  4.50%, 12/28/06                               --     MIG-1       10,000        10,082,702
-------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A
  Refunding VRD GO
  (INS-MBIA Insurance Corp.) 3.21%,
  06/30/10(b)(e)                               A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.20%, 06/01/49(b)(h)(i)                      --     VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 37,982,702
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


ARIZONA-0.62%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1     $ 2,010    $    2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1       1,785         1,785,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994 Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco) 3.24%, 10/01/25(b)                A-1+      --         5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series 2004
  VRD IDR (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/38(b)(c)                         --     VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001 VRD IDR (LOC-Northern Trust
  Co.)
  3.28%, 08/01/36(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); Series 1982
  VRD IDR (LOC-Credit Suisse) 3.20%,
  10/01/22(b)(c)(g)                             A-1    VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 19,610,000
===========================================================================================

ARKANSAS-0.06%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); Series
  2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/08(b)(c)(j)                             --       --         1,910         1,910,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-2.82%

Centerra (City of) Metropolitan District No.
  1; Series 2004 VRD RB (LOC-BNP Paribas)
  3.20%, 12/01/29(b)(c)(g)                     A-1+      --       $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --           600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  12/01/33(b)(c)                               A-1+      --         5,175         5,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/25(b)(c)                         --     VMIG-1       8,945         8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2005
  TRAN 4.00%, 06/27/06                         SP-1+   MIG-1       10,000        10,031,316
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project);
  Series 2004 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.24%,
  04/01/24(b)(c)                               A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Series
  2004 B Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         4,130         4,130,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers); Series
  2004 A Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         5,145         5,145,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding Series 1997 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 01/01/11(b)(c)  A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
  Refunding Series 2002 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 01/01/31(b)(c)  A-1+      --         3,400         3,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority (Winridge Apartments
  Multifamily); Series 1998 Refunding VRD RB
  (CEP-Federal National Mortgage Association)
  3.19%, 02/15/28(b)                           A-1+      --       $ 2,615    $    2,615,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002 VRD IDR (LOC-Bank of
  America, N.A.) 3.23%, 03/01/17(b)(c)         A-1+      --         2,650         2,650,000
-------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004 Refunding & Improvement Unlimited Tax
  GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/06(c)(k)(l)                            A-1+      --         1,550         1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
  Series 2004 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  10/01/34(b)(c)                               A-1+      --         4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B RB
  (INS-Financial Security Assurance Inc.)
  3.17%, 09/01/25(b)(e)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Project); Series 1993 Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --           740           740,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO
  (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)(k)   AA       --         1,100         1,111,653
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.) 3.50%,
  12/01/06(c)(k)(n)                            A-1+      --         1,000         1,000,000
-------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
  Series 2005 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --         7,450         7,450,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Series 2002 Refunding Special Assessment
  VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.20%,
  12/01/22(b)(c)                               A-1+      --       $   965    $      965,000
-------------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993 Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.25%, 06/01/06(c)(g)(k)(m)        A-1      --           935           935,000
-------------------------------------------------------------------------------------------
Moffat (County of) (Ute Electric
  Association); Series 1984 VRD PCR
  (INS-Ambac Assurance Corp.)
  3.20%, 07/01/10(b)(e)                        A-1+    VMIG-1       2,445         2,445,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (Mandalay Gardens Urban); Series
  2006 VRD TAN (LOC-Depfa Bank PLC) 3.20%,
  12/01/28(b)(c)(g)                            A-1+    VMIG-1       6,380         6,380,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (North Huron Urban Renewal);
  Series 2005 VRD TAN (LOC-Depfa Bank PLC)
  3.20%, 12/01/28(b)(c)(g)                     A-1+    VMIG-1       2,950         2,950,000
-------------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; Series 2002 VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 12/01/22(b)(e)                        A-1+    VMIG-1       1,345         1,345,000
===========================================================================================
                                                                                 89,802,969
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985 Floating Rate PCR (LOC-Citizens Bank
  of Pennsylvania) 3.31%, 12/01/15(c)(f)       A-1+      --         1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Kent School); Series
  2001 C VRD RB
  (INS-MBIA Insurance Corp.) 3.18%,
  07/01/30(b)(e)                                --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C VRD RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/32(b)(c)                               A-1+      --       $ 5,390    $    5,390,000
===========================================================================================
                                                                                  8,290,000
===========================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); Series 2003 VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.18%,
  07/01/33(b)(c)                               A-1+      --         8,250         8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-1.04%

District of Columbia (American Library
  Association); Series 2005 VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  02/01/35(b)(c)                                --     VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/28(b)(c)                               A-1+      --         1,230         1,230,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.15%, 07/17/06(e)                           A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
District of Columbia; Series 2003 A Unlimited
  Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/01/06(e)                            AAA     Aaa         2,715         2,727,245
-------------------------------------------------------------------------------------------
  Series 2003 B Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/06(e)                                   AAA     Aaa         5,430         5,450,626
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); Series 2003 A12 VRD RB
  (Acquired 02/24/03; Cost $4,610,000) 3.21%,
  10/01/17(b)(h)(i)                             --     VMIG-1       4,610         4,610,000
===========================================================================================
                                                                                 33,192,871
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-4.37%

ABN AMRO Munitops Ctfs. Trust (Escambia
  (County of)); Series 2002-24 Refunding
  Florida Non-AMT VRD Ctfs. (Acquired
  10/24/02; Cost $5,000,000) 3.19%,
  10/01/10(b)(h)(i)                             --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Florida (State
  of) Board of Education); Series 2004-48
  Non-AMT VRD RB
  (Acquired 08/05/05; Cost $5,500,000) 3.19%,
  06/01/12(b)(h)(i)                             --     VMIG-1       5,500         5,500,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2005 Commercial
  Paper Note (LOC-Bank of America, N.A.)
  2.65%, 04/04/06(c)                           A-1+      --         4,900         4,900,000
-------------------------------------------------------------------------------------------
  3.37%, 09/12/06(c)                           A-1+      --        18,972        18,972,321
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A VRD
  RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 08/01/17(b)(e)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facility Authority
  (Cleveland Health Clinic); Series 2006 C-2
  Hospital Commercial Paper (LOC-Bank of
  America, N.A.) 3.14%, 04/05/06(c)            A-1+    VMIG-1      13,500        13,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/26(b)(c)(j)                             --       --         2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Lakeside North); Series 2004 Refunding
  Multi-Family Mortgage VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 06/01/34(b)                           A-1+      --         2,630         2,630,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/25(b)(c)(j)                             --       --         5,550         5,550,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004 Commercial Paper (LOC-Bank of
  America, N.A.) 3.25%, 10/04/06(c)            A-1+      --       $18,000    $   18,000,000
-------------------------------------------------------------------------------------------
  3.20%, 10/13/06(c)                           A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  02/20/01; Cost $2,600,000) 3.23%,
  12/01/23(b)(c)(i)(j)                          --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series 2002
  VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  06/01/22(b)(c)                                --     VMIG-1      11,705        11,705,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $9,770,000) 3.20%,
  07/01/22(b)(h)(i)                             A-1      --         9,770         9,770,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  08/01/19(b)(c)(j)                             --       --         1,650         1,650,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992 VRD RB
  (LOC-SunTrust Bank) 3.28%, 11/15/14(b)(c)    A-1+    VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Series 2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/31(b)(c)(j)                             --       --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004 Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.) 3.20%,
  06/01/30(b)(c)                               A-1+     P-1         6,000         6,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School District Sales
  Tax; Series 2005 Commercial Paper (LOC-Bank
  of America, N.A.) 3.22%, 05/09/06(c)         A-1+     P-1       $11,500    $   11,500,000
-------------------------------------------------------------------------------------------
Port Orange (City of) (Palmer College
  Project); Series 2002 VRD RB (LOC-LaSalle
  Bank N.A.)
  3.19%, 10/01/32(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); Series 2001 VRD
  RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/22(b)(c)(j)                             --       --         4,910         4,910,000
===========================================================================================
                                                                                139,222,321
===========================================================================================

GEORGIA-5.36%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15 Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000) 3.20%,
  01/01/12(b)(h)(i)                             --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 2004 B Commercial Paper
  (LOC-Dexia Bank) 3.30%, 04/05/06(c)(g)       A-1+     P-1         3,000         3,000,000
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1999 B VRD
  PCR (INS-Ambac Assurance Corp.) 3.18%,
  01/01/20(d)(e)                               A-1+    VMIG-1      17,800        17,800,000
-------------------------------------------------------------------------------------------
  Series 2005 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.) 3.22%,
  04/05/06(e)                                  A-1+    VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06(e)                           A-1+    VMIG-1      24,900        24,900,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Forsyth (County
  of) School District); Series 2004-6 A VRD
  Unlimited Tax GO
  (Acquired 10/20/04; Cost $2,960,000) 3.21%,
  02/01/18(b)(h)(i)                            A-1+      --         2,960         2,960,000
-------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/25(b)(c)                         --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Cobb (County of); Series 2006 Unlimited Tax
  GO TAN
  4.50%, 12/29/06                              SP-1+   MIG-1       20,000        20,141,600
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988
  Refunding Floating Rate Multi-Family
  Housing RB
  (LOC-Bank of America, N.A.) 3.22%,
  12/01/07(b)(c)                               A-1+      --       $ 9,250    $    9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C VRD COP (Acquired
  07/26/00; Cost $20,000,000) 3.21%,
  07/01/15(b)(h)(i)                            A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/25(b)(c)                         --     VMIG-1       8,350         8,350,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000 Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.23%, 06/01/15(b)(c)                        A-1+      --         1,925         1,925,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/35(b)(c)                         --     VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority; Series
  2003 B Anticipation Ctfs. Northside RB
  (LOC-Wachovia Bank, N.A.) 3.14%,
  10/01/33(c)(d)                                --     VMIG-1       5,690         5,690,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004 520 VRD RB
  (Acquired 04/20/05; Cost $24,995,000)
  3.21%, 05/01/12(b)(h)(i)                      A-1      --        24,995        24,995,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.23%,
  11/01/27(b)(c)                                --     VMIG-1       1,960         1,960,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Wachovia MERLOTs (Dalton (City of)); Series
  2003 A02 Utilities VRD RB
  (Acquired 08/25/04; Cost $4,790,000) 3.21%,
  01/01/12(b)(h)(i)                             --     VMIG-1     $ 4,790    $    4,790,000
===========================================================================================
                                                                                170,856,600
===========================================================================================

HAWAII-0.31%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101 VRD COP (Acquired
  01/11/01; Cost $6,000,000) 3.21%,
  12/01/16(b)(h)(i)                            A-1+      --         6,000         6,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Hawaii (State of)); Series
  2003 A16 Unlimited Tax VRD GO
  (Acquired 02/27/03; Cost $3,870,000) 3.21%,
  07/01/18(b)(h)(i)                             --     VMIG-1       3,870         3,870,000
===========================================================================================
                                                                                  9,870,000
===========================================================================================

IDAHO-1.19%

Custer (County of) Pollution Control (Amoco
  Oil Co.- Standard Oil Industry Project);
  Series 1983 VRD PCR 2.85%,
  04/01/06(g)(k)(m)                            A-1+      --        23,000        23,000,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2005 Unlimited Tax
  GO TAN
  4.00%, 06/30/06                              SP-1+   MIG-1       15,000        15,047,904
===========================================================================================
                                                                                 38,047,904
===========================================================================================

ILLINOIS-16.48%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4 VRD
  GO
  Ctfs. (Acquired 11/10/05; Cost $24,225,000)
  3.20%, 12/01/09(b)(h)(i)                      --     VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.22%,
  07/01/07(b)(h)(i)                             --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.22%, 07/01/13(b)(h)(i)(j)                   --       --        15,165        15,165,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Aurora (City of) Economic Development (Aurora
  University); Series 2004 VRD RB
  (LOC-Harris N.A.) 3.28%, 03/01/35(b)(c)      A-1+    VMIG-1     $ 6,400    $    6,400,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB
  (Acquired 08/26/99; Cost $10,000,000)
  3.23%, 03/15/07(b)(h)(i)                      A-1      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB
  (Acquired 05/06/02; Cost $10,130,000)
  3.23%, 06/05/14(b)(h)(i)                      A-1      --        10,130        10,130,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (University of
  Illinois); Series 2005-10 A VRD RB
  (Acquired 04/27/05; Cost $3,355,000) 3.21%,
  04/01/19(b)(h)(i)                            A-1+      --         3,355         3,355,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 D VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/32(b)(c)  A-1+      --         3,230         3,230,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A VRD COP (Acquired 03/22/06;
  Cost $6,200,000) 3.21%, 01/01/33(b)(h)(i)    A-1+      --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000) 3.21%, 01/01/29(b)(h)(i)    A-1+      --         5,500         5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308 VRD COP
  (Acquired 12/12/01; Cost $8,655,000) 3.21%,
  11/01/26(b)(h)(i)                            A-1+      --         8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305 VRD COP (Acquired
  04/02/01; Cost $4,950,000) 3.31%,
  01/01/35(b)(h)(i)                            A-1+      --         4,950         4,950,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Cook (County of)
  Regional Transportation Authority); Series
  2000-1303 VRD COP (Acquired 03/26/01; Cost
  $19,000,000) 3.21%, 07/01/23(b)(h)(i)        A-1+      --       $19,000    $   19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304 VRD COP (Acquired
  06/27/00; Cost $7,340,000) 3.21%,
  06/01/21(b)(h)(i)                            A-1+      --         7,340         7,340,000
-------------------------------------------------------------------------------------------
Elmhurst (City of) (JT Community
  Accredation); Series 1988 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%, 07/01/18(b)(c)                        A-1+    VMIG-1       1,275         1,275,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB
  (LOC-Northern Trust Co.) 3.15%,
  08/01/26(b)(c)(o)                            A-1+      --         2,374         2,374,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 09/24/03;
  Cost $4,100,000) 3.20%, 01/01/19(b)(c)(i)     A-1      --         4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/01/21(c)(d)                               A-1+      --         4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,215,000) 3.21%, 04/01/32(b)(c)(i)     A-1      --         2,215         2,215,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  Series 1997 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/32(b)(c)                        A-1+      --         2,400         2,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998 VRD RB
  (LOC-Harris N.A.) 3.28%, 02/01/33(b)(c)      A-1+      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A., LaSalle
  Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000) 3.28%, 08/01/30(b)(c)(i)          A-1      --         4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994 VRD RB
  (LOC-Northern Trust Co., Harris N.A.,
  JPMorgan Chase Bank, N.A.) 3.22%,
  12/01/28(b)(c)                               A-1+    VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A., Northern
  Trust Co.) 3.22%, 02/01/29(b)(c)             A-1+    VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day); Series
  2003 RB
  (LOC-Northern Trust Co.) 3.21%,
  07/01/33(b)(c)                                --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 01/29/03;
  Cost $2,975,000) 3.20%, 07/01/41(b)(c)(i)     A-1      --         2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/24(b)(c)                        A-1+      --         2,925         2,925,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Teachers Academy for Math);
  Series 2001 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/21(b)(c)                         --     VMIG-1     $ 2,975    $    2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002 VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 10/01/33(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/32(b)(c)                         --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (World Communications Inc.);
  Series 2000 VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  08/01/15(b)(c)                                --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996 VRD RB
  (LOC-Northern Trust Co.) 3.28%,
  01/01/26(b)(c)                               A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002
  RB
  (LOC-Fifth Third Bank) 3.28%,
  03/01/32(b)(c)                                --     VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/28(b)(c)                         A-1    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B VRD RB
  (LOC-Allied Irish Banks PLC) 3.28%,
  10/01/30(b)(c)(g)                             --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/33(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) 3.22%,
  11/01/32(b)(c)                               A-1+      --       $ 3,950    $    3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000 VRD RB
  (LOC-Harris N.A.) 3.28%, 11/01/30(b)(c)      A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/26(b)(c)                         --     VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 06/01/29(b)(c)                        A-1+      --         5,700         5,700,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/29(b)(c)                        A-1+      --         1,600         1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 2006 Pooled Financing
  Commercial Paper Notes (LOC-Northern Trust
  Co.)
  3.22%, 04/04/06(c)                           A-1+      --        16,200        16,200,000
-------------------------------------------------------------------------------------------
  3.28%, 05/23/06(c)                           A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006 VRD RB
  (LOC-National City Bank) 3.20%,
  03/01/26(b)(c)                                A-1      --         6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2005 A VRD RAN
  (LOC-Harris N.A.) 3.25%, 06/30/06(b)(c)      A-1+      --         7,745         7,745,000
-------------------------------------------------------------------------------------------
  Series 2006 B VRD RAN (LOC-Harris N.A.)
  3.25%, 06/30/06(b)(c)                        A-1+      --         7,355         7,355,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A Refunding
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/28(b)(c)                         --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 02/15/35(b)(c)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (North
  Park University Project); Series 2005 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 07/01/35(b)(c)                        A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/24(b)(c)                         --     VMIG-1       5,270         5,270,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A VRD RB
  (LOC-LaSalle Bank N.A.) 3.21%,
  11/01/24(b)(c)                                A-1      --         2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (WBEZ
  Alliance Inc. Project); Series 2005 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  10/01/40(b)(c)                                A-1      --         8,500         8,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004 VRD RB
  (LOC-Harris N.A.) 3.22%, 06/01/34(b)(c)       --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society);
  Series 1989 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 02/15/19(b)(c)                        A-1+      --           937           937,238
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/33(b)(c)                        A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995 VRD RB
  3.22%, 08/15/25(b)                           A-1+    VMIG-1     $22,235    $   22,235,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996
  Multi-Family VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  09/15/20(b)(c)                                A-1      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Riverside Health System); Series
  1996 B VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  11/15/16(b)(c)                                A-1      --         4,545         4,545,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Housing Development
  Authority (Lakeshore Plaza); Series 2000 A
  Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 3.19%,
  07/01/27(b)(e)                               A-1+    VMIG-1      20,775        20,775,000
-------------------------------------------------------------------------------------------
Illinois (State of); Series 2005 Unlimited
  Tax Ctfs. GO
  4.50%, 04/28/06                              SP-1+   MIG-1       10,000        10,009,252
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974 VRD Limited Tax
  GO
  (Acquired 07/06/05; Cost $1,100,000) 3.21%,
  01/01/13(b)(h)(i)                             A-1      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000 Multi-Family Housing
  VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 12/15/30(b)                           A-1+      --        14,855        14,855,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

McCook (City of) (Illinois Saint Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --       $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --         1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005 VRD
  IDR (LOC-Allied Irish Banks PLC) 3.20%,
  06/01/35(b)(c)(g)                             --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 11/15/33(b)(c)                        A-1+    VMIG-1       4,520         4,520,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003 B18
  VRD RB
  (Acquired 02/19/03; Cost $9,705,000) 3.21%,
  05/01/20(b)(h)(i)                             --     VMIG-1       9,705         9,705,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Board of
  Education); Series 2000 A4 VRD Unlimited
  Tax GO
  (Acquired 11/12/03; Cost $4,845,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       4,845         4,845,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Emergency
  Telephone System); Series 2002 A44 VRD
  Limited Tax GO
  (Acquired 08/02/02; Cost $7,825,000) 3.21%,
  01/01/20(b)(h)(i)                             --     VMIG-1       7,825         7,825,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12 VRD Limited Tax GO
  (Acquired 10/13/00; Cost $12,200,000)
  3.21%, 01/01/23(b)(h)(i)                      --     VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County of) Regional
  Transportation Authority); Series 2001 A93
  VRD RB
  (Acquired 10/10/01; Cost $7,235,000) 3.21%,
  07/01/27(b)(h)(i)                             --     VMIG-1       7,235         7,235,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Series 2002 A41 VRD Unlimited Tax GO
  (Acquired 07/25/02; Cost $17,675,000)
  3.21%, 06/01/17(b)(h)(i)                      --     VMIG-1     $17,675    $   17,675,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
  2003 B11 VRD Unlimited Tax GO
  (Acquired 01/29/03; Cost $6,995,000) 3.21%,
  11/15/25(b)(h)(i)                             --     VMIG-1       6,995         6,995,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Illinois (State of));
  Series 2001 A124 VRD Unlimited Tax GO
  (Acquired 11/26/01; Cost $7,880,000) 3.21%,
  11/01/26(b)(h)(i)                             A-1      --         7,880         7,880,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S VRD GO
  (Acquired 03/20/00; Cost $14,400,000)
  3.21%, 04/01/30(b)(h)(i)                      --     VMIG-1      14,400        14,400,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.28%,
  12/01/25(b)(c)                                --     VMIG-1       9,600         9,600,000
===========================================================================================
                                                                                525,020,490
===========================================================================================

INDIANA-3.47%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7 Non-AMT VRD RB
  (Acquired 11/17/05;Cost $5,000,000) 3.21%,
  07/01/10(b)(h)(i)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB
  (Acquired 11/12/03; Cost $13,795,000)
  3.20%, 07/15/11(b)(h)(i)                      --     VMIG-1      13,795        13,795,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Trust (Wayne (Township of),
  Marion (County of) School Building Corp.)
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $8,000,000)
  3.20%, 01/15/12(b)(h)(i)(j)                   --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

CDC Municipal Products, Inc. (Indiana (State
  of) Transportation Finance Authority);
  Series 2004-5 A Highway VRD RB
  (Acquired 10/21/04; Cost $1,975,000) 3.21%,
  12/01/18(b)(h)(i)                            A-1+      --       $ 1,975    $    1,975,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A
  Advanced Funding Program RB
  (LOC-Bank of New York) 4.50%, 02/01/07       SP-1+   MIG-1        9,290         9,378,372
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/25/05; Cost $3,410,000) 3.22%,
  08/01/31(b)(c)(i)                            A-1+      --         3,410         3,410,000
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2002 Educational Facilities
  Historical VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/37(b)(c)                         --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/39(b)(c)                         --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 12/01/23(b)(c)                         --     VMIG-1       1,415         1,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/24(b)(c)                         --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/27(b)(c)                        A-1+      --        15,000        15,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  06/01/25(b)(c)                               A-1+      --       $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Merrillville (City of)
  Multi School Building Corp.); Series 2005
  923 VRD RB
  (Acquired 06/09/05; Cost $4,765,000) 3.21%,
  01/15/13(b)(h)(i)                             A-1      --         4,765         4,765,000
-------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
  M University RB
  6.00%, 07/01/06(k)(q)                         NRR     NRR         1,950         1,984,499
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  05/15/39(b)(c)(g)(j)                          --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005 VRD RB
  (LOC-Regions Bank) 3.19%, 11/01/30(b)(c)(j)   --       --         6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
  Building Corp.); Series 2001 A58 VRD RB
  (Acquired 11/12/03; Cost $9,395,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,395         9,395,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.) Series
  2006 D-02 RB
  (Acquired 02/23/06; Cost $4,710,000) 3.21%,
  07/15/24(b)(h)(i)                            A-1+      --         4,710         4,710,000
===========================================================================================
                                                                                110,502,871
===========================================================================================

IOWA-0.53%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006
  Educational Facility VRD RB
  (LOC-Allied Irish Banks PLC) 3.23%,
  03/01/36(c)(d)(g)                            A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002
  Private College Facility VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 10/01/32(b)(c)  A-1+      --         2,055         2,055,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  02/01/33(b)(c)                                --     VMIG-1     $ 5,820    $    5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985 Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.) 3.28%, 12/01/15(b)(e)       A-1+    VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,975,000
===========================================================================================

KANSAS-0.49%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A VRD COP (Acquired 09/08/04;
  Cost $5,000,000) 3.21%, 09/01/21(b)(h)(i)    A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Series 2000 C Health Facilities VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  05/15/30(b)(c)                                --     VMIG-1       4,280         4,280,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  11/01/18(b)(c)                                --     VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI
  VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  03/10/06; Cost $3,000,000) 3.23%,
  08/01/09(b)(c)(i)                            A-1+      --         3,000         3,000,000
===========================================================================================
                                                                                 15,495,000
===========================================================================================

KENTUCKY-1.22%

Eagle Tax Exempt Trust (Louisville &
  Jefferson (County of) Metropolitan Sewer
  District); Series 2006-0053 A VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.21%, 05/15/33(b)(h)(i)                     A-1+      --        14,335        14,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.28%,
  06/01/33(b)(c)(o)                            A-1+      --       $ 2,043    $    2,043,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series 2001
  VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  05/15/30(b)(c)                                A-1      --         3,925         3,925,000
-------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
  Corp.; Series 2001 A VRD RB
  (INS-Ambac Assurance Corp.) 3.22%,
  10/01/21(b)(e)                               A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%,
  04/01/32(b)(c)(o)                             --     VMIG-1      15,490        15,490,000
===========================================================================================
                                                                                 38,793,000
===========================================================================================

LOUISIANA-0.12%

Louisiana (State of) Offshore Terminal
  Authority; Series 2003 B Refunding Deep
  Water Port VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 09/01/14(b)(c)                        A-1+      --         3,850         3,850,000
===========================================================================================

MAINE-0.34%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546 Turnpike VRD RB
  (Acquired 10/28/04; Cost $1,790,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,790         1,790,000
-------------------------------------------------------------------------------------------
Maine (State of); Series 2005 Unlimited Tax
  BAN 4.00%, 06/22/06                           --     MIG-1        9,100         9,126,828
===========================================================================================
                                                                                 10,916,828
===========================================================================================

MARYLAND-1.18%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992 Economic Development
  VRD RB
  (LOC-BNP Paribas) 3.28%, 12/01/17(b)(c)(g)    --     VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.19%, 01/01/27(b)(c)                         A-1    VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 02/01/28(b)(c)                         --     VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005
  Economic Development VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  06/01/31(b)(c)                                --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/28(b)(c)                         --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A VRD RB
  (LOC-Wachovia Bank, N.A.) 3.24%,
  07/01/29(b)(c)                               A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005 Economic VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 11/01/30(b)(c)                         --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Maryland (State of) Health & Higher
  Educational Facilities Authority); Series
  2003-829 Floating Rate Trust Ctfs. VRD RB
  (Acquired 06/19/03; Cost $3,800,000) 3.20%,
  08/15/38(b)(h)(i)                             --     VMIG-1       3,800         3,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994 Refunding Economic
  Development VRD RB
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --       $ 1,145    $    1,145,000
===========================================================================================
                                                                                 37,625,000
===========================================================================================

MASSACHUSETTS-1.51%

Massachusetts (State of) Health & Educational
  Facilities Authority (Emmanuel College);
  Series 2003 VRD RB
  (LOC-Allied Irish Banks PLC; State Street
  Bank & Trust Co.) 3.18%, 07/01/33(b)(c)(g)    --     VMIG-1      18,275        18,275,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Harvard University);
  Series 2006 EE Commercial Paper Note
  3.20%, 04/04/06                              A-1+     P-1        30,000        30,000,000
===========================================================================================
                                                                                 48,275,000
===========================================================================================

MICHIGAN-4.02%

ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35 Non-AMT VRD RB
  (Acquired 09/29/05; Cost $10,595,000)
  3.20%, 10/15/11(b)(h)(i)                      --     VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 2.98%,
  05/01/06(e)(k)(m)                            A-1+    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Series
  1998 VRD Limited Tax IDR (LOC-Comerica
  Bank) 3.25%, 10/01/23(b)(c)(r)                --       --         8,300         8,300,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C VRD
  RB
  (LOC-National City Bank) 3.23%,
  05/01/09(b)(c)                                A-1     P-1         1,005         1,005,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A VRD
  Unlimited Tax GO
  (Acquired 11/06/02; Cost $7,105,000) 3.21%,
  05/01/32(b)(h)(i)                            A-1+      --       $ 7,105    $    7,105,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project); Series
  2004 Refunding VRD Limited Tax RB
  (LOC-Fifth Third Bank) 3.18%,
  05/15/17(b)(c)                               A-1+      --         1,515         1,515,000
-------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.) 3.20%,
  07/01/40(b)(c)(g)                             A-1      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College); Series
  2002 B Limited Tax VRD GO
  (LOC-Fifth Third Bank) 3.19%,
  04/01/32(b)(c)                               A-1+      --         1,500         1,500,000
-------------------------------------------------------------------------------------------
  Series 2004 Refunding VRD Limited Tax GO
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 04/01/34(b)(c)                        A-1+      --         1,800         1,800,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Trinity Health Credit); Series
  2005 E VRD RB
  3.18%, 11/01/18(d)                           A-1+    VMIG-1       9,250         9,250,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Local Government Loan Program); Series
  2003 C RB
  4.00%, 05/01/06                               AA      Aa2         1,000         1,001,030
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2005 B-2 RN (LOC-JPMorgan Chase
  Bank, N.A.)
  4.00%, 08/18/06(c)                           SP-1+     --        10,000        10,039,369
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  11/01/27(b)(c)                                A-1      --         4,500         4,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

  Series 2001 Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  12/01/21(b)(c)                                A-1      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 05/01/31(b)(c)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Michigan (State of); Series 2005 A Unlimited
  Tax GO Notes
  4.50%, 09/29/06                              SP-1+   MIG-1        9,100         9,153,843
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001 VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) Notes
  3.28%, 08/01/21(b)(c)(o)                      --     VMIG-1       5,700         5,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Sewage
  Disposal System); Series 2001 A112 VRD RB
  (Acquired 10/31/01; Cost $11,485,000)
  3.21%, 07/01/32(b)(h)(i)                      --     VMIG-1      11,485        11,485,000
-------------------------------------------------------------------------------------------
  Series 2003 B41 VRD RB
  (Acquired 07/09/03; Cost $11,225,000)
  3.21%, 07/01/26(b)(h)(i)                      --     VMIG-1      11,225        11,225,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.21%, 07/01/29(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X
  VRD RB
  (Acquired 12/12/03; Cost $15,000,000)
  3.21%, 08/15/24(b)(h)(i)                      --     VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Waterford School District; Series 2006
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 3.50%, 05/01/06(e)           AAA     Aaa         3,440         3,440,329
===========================================================================================
                                                                                128,214,571
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MINNESOTA-3.94%

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319 VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,935,000) 3.21%, 03/01/21(b)(h)(i)         AAA     NRR       $13,935    $   13,935,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  10/01/29(b)(c)                                --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 1988 F Adjustable
  Tender Commercial Paper Notes
  3.10%, 04/10/06                              A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 2000 A Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B Adjustable Tender Commercial
  Paper Notes
  3.24%, 04/07/06                              A-1+      --        21,500        21,500,000
-------------------------------------------------------------------------------------------
  Series 2001 D Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+    VMIG-1      25,500        25,500,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.23%, 11/01/22(c)(d)                         --     VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 05/01/27(b)(c)   --     VMIG-1      17,560        17,560,000
===========================================================================================
                                                                                125,450,000
===========================================================================================

MISSISSIPPI-0.53%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22 Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000) 3.21%, 09/01/10(b)(h)(i)          --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.21%, 11/01/22(b)(h)(i)                     A-1+      --       $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003 VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  07/01/25(b)(c)(g)                             --     VMIG-1       3,800         3,800,000
===========================================================================================
                                                                                 16,995,000
===========================================================================================

MISSOURI-1.55%

210 Highway Transportation Development
  District (The) (Missouri 210 Highway
  Improvement Project); Series 1999 A
  Improvement RB
  (LOC-U.S. Bank, N.A.) 4.80%, 07/15/06(c)      AA       A1         2,005         2,012,769
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004 Cultural Facilities VRD RB
  (LOC-National City Bank) 3.22%,
  07/01/24(b)(c)                                --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utility Lease Financing Program); Series
  2006 Commercial Paper Note (LOC-U.S. Bank,
  N.A.) 3.30%, 04/20/06(c)                      --      P-1        28,907        28,907,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/37(c)(d)   --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Francis Medical
  Center); Series 1996 A VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  06/01/26(c)(d)                               A-1+      --         7,345         7,345,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 1985 B VRD RB
  3.28%, 09/01/10(b)                           A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.20%, 10/01/25(b)(c)                   --     VMIG-1     $ 2,140    $    2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B Educational Facilities Refunding VRD
  IDR (LOC-U.S. Bank, N.A.) 3.21%,
  06/15/24(b)(c)                               A-1+      --         1,200         1,200,000
===========================================================================================
                                                                                 49,399,769
===========================================================================================

MONTANA-0.35%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  08/01/27(b)(c)(j)(o)                          --       --        11,115        11,115,000
===========================================================================================

NEBRASKA-2.89%

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      32,475        32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/15/35(c)(d)                               A-1+      --         1,500         1,500,000
===========================================================================================
                                                                                 92,065,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


NEVADA-0.41%

ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24 Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000) 3.22%,
  07/01/09(b)(h)(i)                             --     VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Henderson
  N.V.) Series 2004-43 Multi-State Non-AMT
  VRD GO
  Ctfs. (Acquired 03/28/06; Cost $6,500,000)
  3.22%, 12/01/12(b)(h)(i)                      --     VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB
  (Acquired 01/22/03; Cost $5,186,500) 3.20%,
  01/01/17(b)(h)(i)                             A-1      --         5,187         5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB
  (Acquired 10/23/03; Cost $7,185,000) 3.20%,
  08/15/21(b)(h)(i)                             A-1      --         7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004 Refunding Educational
  Facilities VRD RB
  (LOC-National City Bank) 3.19%,
  12/01/24(b)(c)                                A-1      --         4,175         4,175,000
===========================================================================================
                                                                                 16,546,500
===========================================================================================

NEW MEXICO-0.19%

New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B VRD
  Cigarette Tax RB
  (INS-MBIA Insurance Corp.) 3.22%,
  04/01/19(b)(e)                               A-1+    VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000 VRD RB
  (LOC-SunTrust Bank) 3.24%, 07/01/25(b)(c)     --     VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                  6,200,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW YORK-0.62%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  $16,000,000) 3.20%, 11/15/10(b)(h)(i)         --     VMIG-1     $16,000    $   16,000,000
-------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3 Unlimited
  Tax GO
  (LOC-Bank of America, N.A.) 3.16%,
  08/01/34(b)(c)                               A-1+    VMIG-1       3,700         3,700,000
===========================================================================================
                                                                                 19,700,000
===========================================================================================

NORTH CAROLINA-1.97%

Charlotte (City of); Series 2005 Commercial
  Paper BAN GO
  2.70%, 04/04/06                              A-1+      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
  2.92%, 05/09/06                              A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
  3.32%, 10/05/06                              A-1+      --        10,200        10,200,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005 Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 07/01/19(b)(c)                         --     VMIG-1       5,325         5,325,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/22(b)(c)                         --     VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005 Educational Facilities
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/31(b)(c)                         --     VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004 Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC) 3.19%,
  12/01/34(b)(c)(g)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005 Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005 Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 06/01/37(b)(c)                         --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/22(b)(c)                         --     VMIG-1       9,565         9,565,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C Refunding First
  Mortgage Health Care Facilities VRD RB
  (LOC-SunTrust Bank) 3.20%, 11/01/27(b)(c)     --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (North Carolina (State of)
  Eastern Municipal Power Agency); Series
  2005 A02 VRD RB
  (Acquired 04/12/05; Cost $7,115,000) 3.21%,
  01/01/22(b)(h)(i)                             --     VMIG-1       7,115         7,115,000
===========================================================================================
                                                                                 62,935,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-3.35%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 02/16/06; Cost $2,865,000)
  3.21%, 06/01/14(b)(h)(i)                      --     VMIG-1     $ 2,865    $    2,865,000
-------------------------------------------------------------------------------------------
Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); Series 2004 B Hospital Facilities
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.19%, 11/01/34(b)(c)                         --     VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001 Refunding & Improvement VRD RB
  (LOC-National City Bank) 3.20%,
  12/01/21(b)(c)                                --     VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994 Health Care
  VRD RB
  (LOC-National City Bank) 3.22%,
  11/01/13(b)(c)                                --     VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------
Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  09/01/25(c)(d)                               A-1+      --         1,415         1,415,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Carnegie/96th Research Building Project);
  Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/33(b)(c)                               A-1+    VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Euclid/93rd Garage and Office); Series
  2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/34(b)(c)                               A-1+    VMIG-1       3,425         3,425,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Multi-Mode Park Synagogue Project); Series
  2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%, 01/01/31(b)(c)   --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Series 2000
  Refunding VRD RB
  (LOC-National City Bank) 3.19%,
  11/15/19(b)(c)                                A-1      --       $   135    $      135,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005
  Refunding & Improvement VRD RB
  (LOC-KBC Bank N.V.) 3.20%,
  03/01/36(b)(c)(g)                            A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Lakewood (City of) Educational Facilities
  Authority (St. Edwards High School
  Project); Series 2000 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/01/30(b)(c)                                --     VMIG-1       1,565         1,565,000
-------------------------------------------------------------------------------------------
Lakewood (City of); Series 2005 Limited Tax
  BAN GO
  3.50%, 06/15/06                               --     MIG-1        4,000         4,005,760
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Series 2001 Hospital
  Facilities VRD RB
  (LOC-National City Bank) 3.25%,
  05/01/26(b)(c)(r)                             --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B VRD RB
  (LOC-Fifth Third Bank) 3.20%,
  12/01/27(b)(c)                                --     VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990 Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 08/01/20(b)(c)                        A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Series 1997 Hospital
  Improvement VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/15/22(b)(c)                               A-1+      --         5,230         5,230,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996 Limited Obligation
  VRD RB
  (LOC-National City Bank) 3.21%,
  12/01/10(b)(c)                                A-1      --         1,385         1,385,000
-------------------------------------------------------------------------------------------
Ohio (State of) (Major New Street
  Infrastructure); Series 2001 E-1 RB
  5.00%, 06/15/06                               AA      Aa2         1,500         1,504,822
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Higher Educational Facility
  Commission (Lake Erie); Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  09/01/30(b)(c)                                --     VMIG-1     $12,355    $   12,355,000
-------------------------------------------------------------------------------------------
Ohio (State of) Higher Educational Facility
  Commission (Pooled Financing Program);
  Series 2005 A VRD RB
  (LOC-Fifth Third Bank) 3.17%,
  09/01/26(b)(c)                                --     VMIG-1       7,200         7,200,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Cleveland Electric); Series 1997 B VRD PCR
  (LOC-Barclays Bank) 3.22%,
  08/01/20(b)(c)(g)                            A-1+     P-1         1,050         1,050,000
-------------------------------------------------------------------------------------------
Richland (County of) Ohio Healthcare
  Facilities (Wesleyan); Series 2004 B
  Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.17%, 11/01/27(b)(c)                        A-1+      --         9,610         9,610,000
===========================================================================================
                                                                                106,710,582
===========================================================================================

OKLAHOMA-2.40%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000 Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 07/15/30(b)(o)                        A-1+      --        27,695        27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001 VRD RB
  (LOC-Bank of America, N.A.) 3.27%,
  06/01/11(b)(c)                               A-1+      --         2,910         2,910,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2001 State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.35%, 09/01/06(k)(m)                        A-1+      --         6,525         6,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of) Economic Development
  Authority (Oklahoma State University
  Foundation Phase III Project); Series 2002
  Student Housing VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  07/01/32(b)(e)                                --     VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A Capital Improvements VRD RB
  3.13%, 05/15/06(k)(m)                        A-1+      --         9,200         9,200,000
===========================================================================================
                                                                                 76,330,000
===========================================================================================

OREGON-0.18%

Clackamas (County of) Hospital Facility
  Authority (Willamette View); Series 2005
  A-1 Refunding VRD RB
  (LOC-Bank of New York) 3.17%,
  11/01/29(b)(c)                               A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Portland (City of)); Series
  2004 614 Sewer System VRD RB
  (Acquired 12/02/04; Cost $1,600,000) 3.21%,
  10/01/12(b)(h)(i)                             --     VMIG-1       1,600         1,600,000
===========================================================================================
                                                                                  5,600,000
===========================================================================================

PENNSYLVANIA-3.82%

ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20 Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000) 3.21%, 07/15/11(b)(h)(i)          --       --         4,225         4,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.21%, 09/01/09(b)(h)(i)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.21%,
  06/01/11(b)(h)(i)                             --     VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 ACES VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 03/01/18(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); Series 2000 B VRD IDR
  (LOC-LaSalle Bank N.A.)
  3.19%, 12/01/30(b)(c)                         A-1      --       $ 7,160    $    7,160,000
-------------------------------------------------------------------------------------------
Chester (County of) Health & Educational
  Facilities Authority (Kendall-Crosslands
  Community Project); Series 2003 Retirement
  Community VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  04/01/33(b)(c)(g)                             A-1      --         2,940         2,940,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005
  Refunding VRD RB
  (LOC-KBC Bank N.V.) 3.19%,
  01/01/38(b)(c)(g)                            A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); Series 2001-3801 VRD COP
  (Acquired 06/04/01; Cost $8,900,000) 3.21%,
  08/01/28(b)(h)(i)                            A-1+      --         8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 03/01/30(b)(e)                        A-1+      --         2,675         2,675,000
-------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000 Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.27%, 12/01/24(b)(e)                        A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  3.21%, 10/15/29(b)(e)                        A-1+      --        12,135        12,135,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp. Inc.);
  Series 1984 Refunding VRD PCR (LOC-Rabobank
  Nederland) 3.25%, 06/01/14(c)(f)(g)          A-1+      --         1,020         1,020,000
-------------------------------------------------------------------------------------------
  3.25%, 10/01/14(c)(f)(g)                     A-1+      --         7,030         7,030,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003
  VRD IDR (LOC-Bank of New York)
  3.23%, 02/01/29(b)(c)                        A-1+      --       $ 3,100    $    3,100,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Liberty Lutheran
  Services); Series 2004 VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  05/01/34(b)(c)                               A-1+      --         3,745         3,745,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Gloria Dei Project); Series 2006
  VRD IDR (LOC-Citizens Bank of Pennsylvania)
  3.19%, 01/01/23(b)(c)                         --     VMIG-1      14,700        14,700,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Peco); Series 1999 A Refunding
  VRD PCR (LOC-Wachovia Bank, N.A.) 3.23%,
  10/01/30(b)(c)                                --     VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A VRD
  RB
  (LOC-UniCredito Italiano S.p.A.)
  3.22%, 11/01/36(b)(c)(g)                      --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2 Fifth VRD RB
  (LOC-Bank of Nova Scotia, JPMorgan Chase
  Bank, N.A.) 3.22%, 09/01/34(b)(c)(g)         A-1+    VMIG-1       4,300         4,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A Health VRD RB
  (LOC-Wachovia Bank, N.A.) 3.20%,
  07/01/27(b)(c)                               A-1+    VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002 VRD IDR (LOC-Citizens
  Bank of Pennsylvania) 3.22%, 11/01/32(b)(c)   --     VMIG-1       2,895         2,895,000
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  08/01/32(b)(c)(g)                             --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wachovia MERLOTs (Scranton (City of) &
  Lackawanna (County of) Health & Welfare
  Authority); Series 2002 A-18 VRD RB
  (Acquired 03/22/02; Cost $4,460,000) 3.21%,
  03/01/15(b)(h)(i)                             --     VMIG-1     $ 4,460    $    4,460,000
===========================================================================================
                                                                                121,775,000
===========================================================================================

RHODE ISLAND-0.09%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002 Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.20%, 08/01/32(b)(c)                        A-1+      --         2,900         2,900,000
===========================================================================================

SOUTH CAROLINA-1.43%

Eagle Tax Exempt Trust (South Carolina (State
  of) Public Service Authority); Series 2000-
  4001 A VRD COP (Acquired 09/08/00; Cost
  $10,100,000) 3.21%, 01/01/22(b)(h)(i)        A-1+      --        10,100        10,100,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $7,185,000) 3.20%,
  10/01/22(b)(h)(i)                             --     VMIG-1       7,185         7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/34(b)(e)                               A-1+    VMIG-1       9,800         9,800,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/31(b)(e)                               A-1+    VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/30/02; Cost $2,100,000) 3.23%,
  07/01/17(b)(c)(i)                            A-1+      --         2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $   550    $      550,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project);
  Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/23(b)(c)                         --     VMIG-1       3,640         3,640,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  09/01/32(b)(c)(j)                             --       --         3,900         3,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,840,000) 3.23%,
  09/01/18(b)(c)(i)                            A-1+      --         2,840         2,840,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A VRD
  RB (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/20(b)(c)                               A-1+      --         4,360         4,360,000
===========================================================================================
                                                                                 45,575,000
===========================================================================================

TENNESSEE-4.49%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2005 D-5-F VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/36(d)(e)                         --     VMIG-1       2,325         2,325,000
-------------------------------------------------------------------------------------------
  Series 2006 D-6-A VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/31(d)(e)                         --     VMIG-1       7,400         7,400,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority; Series 2004 Pooled Financing VRD
  RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/34(c)(d)                                --     VMIG-1     $36,015    $   36,015,000
-------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2006
  VRD IDR (LOC-Regions Bank) 3.19%,
  02/01/28(b)(c)                                --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A VRD COP (Acquired
  10/10/00; Cost $14,040,000) 3.21%,
  10/01/27(b)(h)(i)                            A-1+      --        14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993 VRD
  Refunding IDR (LOC-BNP Paribas)
  3.21%, 05/01/13(b)(c)(g)                      --      Aa2         1,050         1,050,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001 VRD RB
  (LOC-SunTrust Bank) 3.23%, 08/01/16(b)(c)     --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(e)(o)                             --     VMIG-1       3,739         3,739,000
-------------------------------------------------------------------------------------------
  Series 1995 B-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/06(b)(e)                                --     VMIG-1         615           615,000
-------------------------------------------------------------------------------------------
  Series 1996 F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       8,150         8,150,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/11(b)(e)                                --     VMIG-1       4,350         4,350,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       4,810         4,810,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/22(b)(e)                                --     VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/21(b)(e)                                --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

  Series 1997 II E-3 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/10(b)(e)                                --     VMIG-1     $ 1,325    $    1,325,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,035         1,035,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,060         1,060,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/27(b)(e)                                --     VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 1997 II-F-4 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/09(b)(e)                                --     VMIG-1         410           410,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/24(b)(e)                                --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 1999 II B-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/25(b)(e)                                --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
  Series 2005 IV-F-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/35(d)(e)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-G-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/25(d)(e)                         --     VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003 VRD RB
  (LOC-Regions Bank) 3.21%, 08/01/23(b)(c)      --     VMIG-1       3,885         3,885,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003
  Educational Facilities VRD RB
  (LOC-SunTrust Bank) 3.28%, 04/01/23(b)(c)     --     VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                142,969,000
===========================================================================================

TEXAS-12.60%

ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16 Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.22%, 08/15/10(b)(h)(i)                      --     VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13 Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000) 3.20%,
  02/06/08(b)(h)(i)                             --     VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003 Unlimited Tax School Building
  VRD GO
  (CEP-Texas Permanent School Fund)
  2.75%, 06/15/06(k)(n)                        A-1+    VMIG-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys) Series
  2005 B Special Obligation VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  08/15/35(b)(e)                               A-1+    VMIG-1       3,765         3,765,000
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997 Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/27(b)(c)                         --     VMIG-1         835           835,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985 VRD IDR (LOC-Bank of New York)
  3.20%, 11/01/25(c)(d)                        A-1+      --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Texas Utility System;
  Series 2003 A Refunding Sub Lien VRD RB
  (INS-MBIA Insurance Corp.) 3.16%,
  09/01/27(b)(e)                               A-1+    VMIG-1       1,530         1,530,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A Refunding VRD RB
  (LOC-BNP Paribas)
  3.26%, 05/01/35(b)(c)(g)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston (City of)
  Airport); Series 2000-4307 VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.21%, 07/01/28(b)(h)(i)                     A-1+      --        15,750        15,750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.21%, 12/01/27(b)(h)(i)                     A-1+      --       $14,005    $   14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000) 3.21%,
  12/01/30(b)(h)(i)                            A-1+      --         8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A VRD COP
  (Acquired 11/20/02; Cost $1,580,000) 3.21%,
  08/15/30(b)(h)(i)                            A-1+      --         1,580         1,580,000
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.) 3.22%,
  06/01/10(b)                                  A-1+      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (The Methodist System);
  Series 2005 B Refunding Hospital RB
  3.17%, 12/01/32(d)                           A-1+      --        35,000        35,000,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2005 A Sub. Lien Commercial Paper RN
  (LOC-Bank of America, N.A.) 3.15%,
  07/21/06(c)                                  A-1+      --        13,651        13,651,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo); Series 2001 C Jr. Lein
  VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  11/15/30(b)(e)                               A-1+    VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985 VRD PCR
  2.98%, 05/01/06(g)(k)(m)                     A-1+     P-1        10,640        10,640,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000 Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/20(b)(c)(j)                      --       --         2,500         2,500,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A
  Housing VRD RB
  (LOC-Bank of New York) 3.30%,
  03/01/33(c)(f)                                --     VMIG-1     $11,005    $   11,005,000
-------------------------------------------------------------------------------------------
Houston (City of); Series 2005 D Commercial
  Paper Notes GO 3.15%, 05/16/06               A-1+     P-1        17,000        17,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06                              A-1+     P-1        11,000        11,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004 530 Limited Tax VRD GO
  (Acquired 10/28/04; Cost $4,625,000) 3.21%,
  06/15/12(b)(h)(i)                             --     VMIG-1       4,625         4,625,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.28%,
  07/01/33(b)(c)                               A-1+      --         1,300         1,300,000
-------------------------------------------------------------------------------------------
Lubbock (City of) Independent School
  District; Series 2006 School Building VRD
  Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06(k)(l)                        A-1+    VMIG-1       3,600         3,629,583
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats Brazosport (City of)
  Independent School District); Series 2003
  PT-1690 Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,853,000) 3.21%,
  08/15/10(b)(h)(i)                             --     VMIG-1       4,853         4,853,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860 VRD Unlimited Tax GO
  (Acquired 09/09/05; Cost $9,750,000) 3.21%,
  02/15/25(b)(h)(i)                             A-1      --         9,750         9,750,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C Retirement
  Facility VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  02/15/30(b)(c)                                A-1      --         7,435         7,435,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Metropolitan Higher Education Authority
  (University of Dallas Project); Series 1999
  Higher Education VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 05/01/19(b)(c)(j)                      --       --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
North Texas Tollway Authority; Series 2005 C
  Dallas North Tollway System VRD RB
  (INS-Financial Guaranty Insurance Co.)
  3.19%, 01/01/25(b)(e)                        A-1+    VMIG-1      45,000        45,000,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985 Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 07/01/15(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001 Hospital
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 11/01/26(b)(c)                        A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Series 1996 Refunding VRD PCR
  (INS- Ambac Assurance Corp.) 3.22%,
  07/01/16(b)(e)                               A-1+    VMIG-1       3,350         3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A Refunding Sub RB
  (INS-MBIA Insurance Corp.) 3.17%,
  05/15/33(b)(e)                               A-1+    VMIG-1       3,100         3,100,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/26(b)(c)                         --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series 1997
  Higher Education VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  01/01/18(b)(c)(o)                            A-1+      --        10,900        10,900,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2005 Unlimited Tax
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1       19,000        19,113,584
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006 B
  Commercial Paper Notes
  3.30%, 06/06/06                              A-1+     P-1       $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2005 A Commercial
  Paper Notes
  3.22%, 04/05/06                              A-1+     P-1        22,500        22,500,000
-------------------------------------------------------------------------------------------
  3.28%, 05/15/06                              A-1+     P-1        15,000        15,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/06/06                              A-1+     P-1        15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
  2000 A26 VRD RB
  (Acquired 11/09/04; Cost $9,230,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,230         9,230,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Klein City of) Independent
  School District); Series 2005 C-02
  Unlimited Tax VRD GO
  (Acquired 11/15/05; Cost $6,345,000) 3.21%,
  08/01/31(b)(h)(i)                             --     VMIG-1       6,345         6,345,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003 B16 VRD RB
  (Acquired 02/19/03; Cost $16,005,000)
  3.21%, 08/15/25(b)(h)(i)                      --     VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Series 2003 B14 Refunding VRD RB
  (Acquired 01/29/03; Cost $7,985,000) 3.21%,
  08/15/22(b)(h)(i)                             --     VMIG-1       7,985         7,985,000
===========================================================================================
                                                                                401,585,167
===========================================================================================

UTAH-1.47%

Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005
  Lease VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 06/01/21(b)(c)  A-1+      --           900           900,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray (City of)
  Hospital); Series 2002 PA-1066 VRD RB
  (Acquired 10/02/02; Cost $5,995,000) 3.21%,
  05/15/06(b)(h)(i)                             A-1      --         5,995         5,995,000
-------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Series 2003 D Hospital VRD RB
  3.18%, 05/15/36(d)                           A-1+      --         7,800         7,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

UTAH-(CONTINUED)

  Series 2005 D Hospital VRD RB
  3.19%, 05/15/37(b)                           A-1+    VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003 Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 02/15/31(b)                           A-1+      --         4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 08/01/28(b)(c)  A-1+      --           800           800,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Series 2002 A59 Power Supply VRD
  RB
  (Acquired 10/23/02; Cost $10,630,000)
  3.21%, 07/01/10(b)(h)(i)                      --     VMIG-1      10,630        10,630,000
-------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Series 2004
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 12/01/34(b)                           A-1+      --         9,675         9,675,000
===========================================================================================
                                                                                 46,735,000
===========================================================================================

VERMONT-0.16%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984 Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts) 3.31%,
  12/01/13(c)(f)                               A-1+      --         2,500         2,500,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985 Student Loan VRD RB
  (LOC-State Street Bank & Trust Co.)
  3.25%, 01/01/08(c)(f)                         --     VMIG-1       2,640         2,640,000
===========================================================================================
                                                                                  5,140,000
===========================================================================================

VIRGINIA-0.23%

Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003 Residential Care Facility VRD
  RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/33(b)(c)                         A-1      --           750           750,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Spotsylvania (County of) Industrial
  Development Authority (Rappah-Annock Area
  YMCA Project); Series 2002 VDR IDR
  (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/23(b)(c)                                --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Stafford (County of) & Staunton (City of);
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.25%,
  04/13/06(c)                                   --     VMIG-1       1,870         1,870,000
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury);
  Series 2005B Residential Care Facility VRD
  IDR (LOC-Branch Banking & Trust Co.) 3.20%,
  01/01/10(b)(c)                                --     VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                  7,315,000
===========================================================================================

WASHINGTON-6.47%

ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12 Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000) 3.22%,
  07/01/10(b)(h)(i)                             --     VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 05/13/03; Cost $10,685,000)
  3.22%, 07/01/10(b)(h)(i)(j)                   --       --        10,685        10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37 Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000) 3.22%,
  12/01/12(b)(h)(i)                             --     VMIG-1       8,235         8,235,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King (County
  of)); Series 2001-1 Multi-State Non-AMT VRD
  Limited Tax GO
  Ctfs. (Acquired 01/04/01; Cost $10,000,000)
  3.22%, 07/01/06(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/28(b)(c)(j)                             --       --         2,565         2,565,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (Washington (State of)
  Public Power Supply Systems Project No. 2);
  Series 1996-4703 A VRD COP (Acquired
  05/02/01; Cost $5,870,000) 3.21%,
  07/01/11(b)(h)(i)                            A-1+      --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington (State
  of)); Series 1998-4701 A VRD COP (Acquired
  07/20/00; Cost $14,400,000) 3.21%,
  05/01/18(b)(h)(i)                            A-1+      --        14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.18%,
  06/05/06(c)                                  A-1+      --        37,200        37,200,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 Commercial Paper Notes TRAN
  (LOC-Bank of America, N.A.) 3.18%,
  06/06/06(c)                                  A-1+      --        16,800        16,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001 Limited Tax
  VRD GO
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/21(b)(c)(j)                             --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004 593 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 04/01/23(b)(c)   --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%,
  12/01/19(b)(c)(o)                             --     VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%, 12/01/19(b)(c)   --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); Series 2002-739D VRD RB
  (Acquired 07/21/04; Cost $5,000,000) 3.20%,
  09/01/20(b)(h)(i)                             A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997
  Special Revenue VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  01/01/27(b)(c)                               A-1+    VMIG-1     $12,705    $   12,705,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B Low Income
  Housing Assistance VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 05/01/19(b)(c)  A-1+      --         2,225         2,225,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995
  Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 12/01/15(b)(c)  A-1+      --         2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994 Refunding VRD IDR
  3.25%, 11/01/25(b)(o)                        A-1+    VMIG-1       6,524         6,524,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003
  Refunding Housing VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/34(b)(c)(j)                             --       --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Series 2001
  A46 Sales Tax & Motor VRD RB
  (Acquired 11/12/03; Cost $6,255,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       6,255         6,255,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E Economic
  Development VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/25(b)(c)  A-1+      --         2,545         2,545,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  12/01/33(b)(c)                                --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (Antioch University Project);
  Series 2005 Non-Profit Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%, 01/01/27(b)(c)  A-1+      --       $ 6,635    $    6,635,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Judson Park Project); Series
  2004 A Non-Profit Housing Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%,
  01/01/29(b)(c)(j)                             --       --         9,855         9,855,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994 Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 10/01/19(b)(c)  A-1+      --         3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000 Non-Profit VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/30(b)(c)                                --     VMIG-1       1,350         1,350,000
===========================================================================================
                                                                                206,034,000
===========================================================================================

WEST VIRGINIA-0.13%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991 Refunding VRD RB
  (LOC-Wachovia Bank, N.A.) 3.21%,
  06/01/14(b)(c)                                --      Aa2         4,140         4,140,000
===========================================================================================

WISCONSIN-2.97%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25 Non-AMT VRD RB
  (Acquired 08/01/05; Cost $17,370,000)
  3.22%, 12/01/13(b)(h)(i)(j)                   --       --        17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.22%, 06/01/36(b)(c)                         --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004 VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  01/01/35(b)(c)(g)                             A-1      --       $ 4,995    $    4,995,000
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 08/01/28(b)(c)   --     VMIG-1       2,300         2,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999 VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000) 3.20%, 07/01/14(b)(c)(i)    A-1+      --         2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B VRD (LOC-JPMorgan Chase Bank,
  N.A.)
  3.19%, 11/01/25(b)(c)                        A-1+      --         7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield); Series
  2006 B VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 01/15/36(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.21%, 07/01/28(b)(c)                         --     VMIG-1       3,150         3,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/15/23(b)(c)                         --     VMIG-1     $ 6,900    $    6,900,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.21%, 06/01/23(b)(c)                         --     VMIG-1       9,115         9,115,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1994 A VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 09/01/19(b)(c)                         A-1      --         5,350         5,350,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987 VRD RB
  (LOC-KBC Bank N.V.) (Acquired 05/02/05;
  Cost $27,000,000) 3.22%,
  12/01/17(b)(c)(g)(i)                          A-1      --        27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/01/19(b)(c)                         A-1      --         1,830    $    1,830,000
===========================================================================================
                                                                                 94,545,000
===========================================================================================
TOTAL INVESTMENTS(s)(t)-101.02% (Cost
  $3,218,678,145)                                                             3,218,678,145
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.02)%                                           (32,564,046)
===========================================================================================
NET ASSETS-100.00%                                                           $3,186,114,099
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

TAX-FREE INVESTMENTS TRUST

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in notes (j) and
    (r) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $901,459,500, which represented 28.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1(+).
(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2006.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(n) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on March 31, 2006.
(o) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $43,660,000, which represented 1.37% of the Fund's Net Assets.
(q) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(r) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                          PERCENTAGE
   ----------------------------------------------------------------------------
   MBIA Insurance Corp.........................................         10.8%
   Bank of America, N.A........................................         10.1
   Financial Guaranty Insurance Co.............................          9.6
   Ambac Assurance Corp........................................          7.9
   Financial Security Assurance Inc............................          5.6
   JPMorgan Chase Bank, N.A....................................          5.1
   Other Entities Less than 5%.................................         51.9
    ___________________________________________________________________________
   ============================================================================

(t) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $3,218,678,145)   $3,218,678,145
------------------------------------------------------------
Cash                                              31,076,298
------------------------------------------------------------
Receivables for:
  Investments sold                                15,651,522
------------------------------------------------------------
  Interest                                        16,908,650
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               131,854
------------------------------------------------------------
Other assets                                         179,596
============================================================
    Total assets                               3,282,626,065
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           88,174,709
------------------------------------------------------------
  Dividends                                        7,652,839
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,176
------------------------------------------------------------
Accrued distribution fees                            164,238
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,203
------------------------------------------------------------
Accrued transfer agent fees                           36,664
------------------------------------------------------------
Accrued operating expenses                           175,137
============================================================
    Total liabilities                             96,511,966
============================================================
Net assets applicable to shares outstanding   $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,186,155,807
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (41,708)
============================================================
                                              $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,892,111,475
____________________________________________________________
============================================================
Private Investment Class                      $  220,988,368
____________________________________________________________
============================================================
Personal Investment Class                     $   20,902,039
____________________________________________________________
============================================================
Cash Management Class                         $  683,659,237
____________________________________________________________
============================================================
Reserve Class                                 $   19,052,332
____________________________________________________________
============================================================
Resource Class                                $  341,383,838
____________________________________________________________
============================================================
Corporate Class                               $    8,016,810
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,892,075,711
____________________________________________________________
============================================================
Private Investment Class                         220,977,389
____________________________________________________________
============================================================
Personal Investment Class                         20,899,102
____________________________________________________________
============================================================
Cash Management Class                            683,667,258
____________________________________________________________
============================================================
Reserve Class                                     19,050,468
____________________________________________________________
============================================================
Resource Class                                   341,385,961
____________________________________________________________
============================================================
Corporate Class                                    8,016,425
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $90,277,722
=========================================================================

EXPENSES:

Advisory fees                                                   6,919,662
-------------------------------------------------------------------------
Administrative services fees                                      605,661
-------------------------------------------------------------------------
Custodian fees                                                    157,245
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,140,330
-------------------------------------------------------------------------
  Personal Investment Class                                       153,273
-------------------------------------------------------------------------
  Cash Management Class                                           620,308
-------------------------------------------------------------------------
  Reserve Class                                                   166,612
-------------------------------------------------------------------------
  Resource Class                                                  713,622
-------------------------------------------------------------------------
  Corporate Class                                                   3,442
-------------------------------------------------------------------------
Transfer agent fees                                               527,776
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         123,327
-------------------------------------------------------------------------
Other                                                             801,915
=========================================================================
    Total expenses                                             11,933,173
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,662,053)
=========================================================================
    Net expenses                                                9,271,120
=========================================================================
Net investment income                                          81,006,602
=========================================================================
Net realized gain from Investment securities                       20,198
=========================================================================
Net increase in net assets resulting from operations          $81,026,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   81,006,602    $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   20,198           (60,974)
==============================================================================================
    Net increase in net assets resulting from operations          81,026,800        36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (51,535,231)      (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,114,924)       (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (404,324)          (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,063,769)       (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (276,474)          (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,314,990)       (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (296,890)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (81,006,602)      (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (224,964,600)      163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                        24,371,221        46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       10,024,848           483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (41,462,324)      (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,744,079        (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                  51,762,427        (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                  8,016,425                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (162,507,924)      152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (162,487,726)      152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,348,601,825     3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,186,114,099    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

TAX-FREE INVESTMENTS TRUST

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended March 31, 2006, AIM waived fees of $1,762,263.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $307.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $605,661.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2006, AISI retained $527,776.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $570,165, $112,400, $496,246, $144,953, $570,898 and
$3,442, respectively, after FMC waived Plan fees of $570,165, $40,873, $124,062, $21,659, $142,724 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $194,014,926, which resulted in net realized gains (losses) of $0 and securities purchases of $14,773,207.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

TAX-FREE INVESTMENTS TRUST

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $16,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $81,006,602    $36,860,093
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                       $      244,894
------------------------------------------------------------------------------
Temporary book/tax differences                                        (244,894)
------------------------------------------------------------------------------
Capital loss carryforward                                              (41,708)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,186,155,807
==============================================================================
Total net assets                                                $3,186,114,099
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

TAX-FREE INVESTMENTS TRUST


    The Fund utilized $13,004 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
March 31, 2013                                                     $41,708
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   24,419,859,762    $ 24,419,859,762     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 590,733,012         590,733,012        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 32,503,439          32,503,439         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,375,896,321       7,375,896,321      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            162,245,979         162,245,979        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,316,222,552       2,316,222,552      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       129,405,787         129,405,787                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       30,895,326          30,895,326         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,802,001           3,802,001          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    201,846             201,846              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,231,407          11,231,407          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                247,862             247,862             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,599,542           7,599,542          2,383,423           2,383,423
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                            10,644              10,644                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (24,675,719,687)    (24,675,719,687)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (570,163,791)       (570,163,791)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (22,680,438)        (22,680,438)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,428,590,053)     (7,428,590,053)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (152,749,762)       (152,749,762)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,272,059,667)     (2,272,059,667)    (1,788,092,794)     (1,788,092,794)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (121,400,006)       (121,400,006)                --                  --
=================================================================================================================================
                                                          (162,507,924)   $   (162,507,924)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

TAX-FREE INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CASH MANAGEMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.01        0.02
=========================================================================================================================
Less distributions from net investment income                    (0.02)         (0.01)      (0.01)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.45%          1.16%       0.76%       1.14%       2.08%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $683,659       $725,124    $768,141    $617,683    $320,502
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.30%(b)       0.30%       0.30%       0.30%       0.30%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.37%(b)       0.37%       0.37%       0.37%       0.38%
=========================================================================================================================
Ratio of net investment income to average net assets              2.41%(b)       1.16%       0.75%       1.12%       1.92%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $620,307,646.

TAX-FREE INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

TAX-FREE INVESTMENTS TRUST
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TAX-FREE INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tax-Free Investments Trust and Cash Management Class Shareholders of Tax-Free Cash Reserve Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the Cash Management Class financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Cash Management Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the Cash Management Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

TAX-FREE INVESTMENTS TRUST

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006.

AIM Tax-Free Cash Reserve Portfolio Cash Management Class paid ordinary dividends in the amount of $0.0242 during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 100%, 100%, 100% and 100%, respectively.

TAX-FREE INVESTMENTS TRUST

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1992           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of March 31, 2006

TAX-FREE INVESTMENTS TRUST



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51(st)    & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com                 TFIT-AR-3             Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                 CORPORATE CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  MARCH 31, 2006
                                                                   ANNUAL REPORT


                                 [COVER IMAGE]
ANNUAL


=============================================

INSIDE THIS REPORT

Letter to Shareholders.................... 1

Fund Data................................. 2

Letter from Independent
Chairman of Board of Trustees............. 3

Calculating Your Ongoing Fund Expenses.... 4

Approval of Investment Advisory Agreements
and Summary of Independent Written Fee
Evaluation................................ 5

Financial Pages......................... F-1

=============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Corporate Class of Tax-Free Cash Reserve Portfolio of
    [GRAHAM        Tax-Free Investments Trust, part of AIM Cash Management,
     PHOTO]        covering the fiscal year ended March 31, 2006. Thank you for investing with us.

                      Tax-Free Cash Reserve Portfolio seeks to provide as high a ROBERT H. GRAHAM level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

   The Fund continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve Board (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed raised this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year-end approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

   o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

   o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

   o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

IN CLOSING

We are pleased to send you this report on your investment. AIM Investments --Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM

Robert H. Graham
Vice Chair & President, Tax-Free Investments Trust

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


===============================================================================================================================

SHARE CLASS DATA


   DATA AS OF 3/31/06
   CLASS                                 YIELD                WEIGHTED AVERAGE MATURITY            NET ASSETS
                                  7-DAY        MONTHLY      RANGE DURING       AT FISCAL
                                SEC YIELD       YIELD        FISCAL YEAR       YEAR END

   Corporate                      2.92%         2.87%         19-31 days        24 days           $8.0 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

===============================================================================================================================


=====================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 3/31/06

1-7                            82.5%

8-30                            3.3

31-90                           7.2

91-180                          3.3

181+                            3.7

=====================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
    [CROCKETT      independent chair--I can assure you that shareholder
      PHOTO]       interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the
BRUCE L. CROCKETT  shareholders, as shown in the highlights of 2005 listed below:

                      o During 2005, management proposed, and your board
                        approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      o Also during 2005, management proposed to your board the
                        merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                      o Your board, through its Investments Committee and
                        Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                      In 2006, your board will continue to focus on fund
                   expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                      Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   May 17, 2006

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600       you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),       information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in     of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled          To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
in the Fund and to compare these costs       estimate the expenses you paid on your        that appear in the shareholder reports of
with ongoing costs of investing in other     account during this period.                   the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown in
beginning of the period and held for the     COMPARISON PURPOSES                           the table are meant to highlight your
entire period October 1, 2005, through                                                     ongoing costs only. Therefore, the
March 31, 2006.                              The table below also provides information     hypothetical information is useful in
                                             about hypothetical account values and         comparing ongoing costs only, and will
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     not help you determine the relative total
                                             actual expense ratio and an assumed rate      costs of owning different funds.
The table below provides information         of return of 5% per year before expenses,
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in
this table,


====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                       ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING              ENDING             EXPENSES           ENDING           EXPENSES        ANNUALIZED
                    ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
  CLASS               (10/1/05)           (3/31/06)(1)          PERIOD(2)         (3/31/06)         PERIOD(2)         RATIO
Corporate             $1,000.00             $1,013.70             $1.26           $1,023.68           $1.26           0.25%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment            rates for three institutional money
Committee of the Board, at a meeting held    personnel and considered such issues as       market funds (one of which has an
on June 30, 2005, the Board, including       AIM's portfolio and product review            "all-in" fee structure whereby AIM pays
all of the independent trustees, approved    process, AIM's legal and compliance           all of the fund's ordinary operating
the continuance of the advisory agreement    function, AIM's use of technology, AIM's      expenses), advised by AIM with investment
(the "Advisory Agreement") between the       portfolio administration function and the     strategies comparable to those of the
Fund and AIM for another year, effective     quality of AIM's investment research.         Fund; (ii) was lower than the advisory
July 1, 2005.                                Based on the review of these and other        fee rates for a variable insurance fund
                                             factors, the Board concluded that the         advised by AIM and offered to insurance
   The Board considered the factors          quality of services to be provided by AIM     company separate accounts with investment
discussed below in evaluating the            was appropriate and that AIM currently is     strategies comparable to those of the
fairness and reasonableness of the           providing satisfactory services in            Fund; (iii) was lower than the advisory
Advisory Agreement at the meeting on         accordance with the terms of the Advisory     fee rates for one offshore fund for which
June 30, 2005 and as part of the Board's     Agreement.                                    an AIM affiliate serves as advisor with
ongoing oversight of the Fund. In their                                                    investment strategies comparable to those
deliberations, the Board and the             o The performance of the Fund relative to     of the Fund; and (iv) was higher than the
independent trustees did not identify any    comparable funds. The Board reviewed the      advisory fee rates for two unregistered
particular factor that was controlling,      performance of the Fund during the past       pooled investment vehicles, and
and each trustee attributed different        one, three and five calendar years            comparable to the advisory fee rates for
weights to the various factors.              against the performance of funds advised      a third unregistered pooled investment
                                             by other advisors with investment             vehicle, for which an AIM affiliate
   One of the responsibilities of the        strategies comparable to those of the         serves as advisor with investment
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's         strategies comparable to those of the
independent of AIM and AIM's affiliates,     performance in such periods was at or         Fund. The Board noted that AIM has agreed
is to manage the process by which the        above the median performance of such          to waive fees and/or limit expenses of
Fund's proposed management fees are          comparable funds. Based on this review,       the Fund, as discussed below. Based on
negotiated to ensure that they are           the Board concluded that no changes           this review, the Board concluded that the
negotiated in a manner which is at arm's     should be made to the Fund and that it        advisory fee rate for the Fund under the
length and reasonable. To that end, the      was not necessary to change the Fund's        Advisory Agreement was fair and
Senior Officer must either supervise a       portfolio management team at this time.       reasonable.
competitive bidding process or prepare an
independent written evaluation. The          o The performance of the Fund relative to     o Fees relative to those of comparable
Senior Officer has recommended an            indices. The Board reviewed the               funds with other advisors. The Board
independent written evaluation in lieu of    performance of the Fund during the past       reviewed the advisory fee rate for the
a competitive bidding process and, upon      one, three and five calendar years            Fund under the Advisory Agreement. The
the direction of the Board, has prepared     against the performance of the Lipper         Board compared effective contractual
such an independent written evaluation.      Institutional Tax-Exempt Money Market         advisory fee rates at a common asset
Such written evaluation also considered      Index.* The Board noted that the Fund's       level and noted that the Fund's rate was
certain of the factors discussed below.      performance in such periods was               below the median rate of the funds
In addition, as discussed below, the         comparable to the performance of such         advised by other advisors with investment
Senior Officer made certain                  Index. Based on this review, the Board        strategies comparable to those of the
recommendations to the Board in              concluded that no changes should be made      Fund that the Board reviewed. The Board
connection with such written evaluation.     to the Fund and that it was not necessary     noted that AIM has agreed to waive fees
                                             to change the Fund's portfolio management     and/or limit expenses of the Fund, as
   The discussion below serves as a          team at this time.                            discussed below. Based on this review,
summary of the Senior Officer's                                                            the Board concluded that the advisory fee
independent written evaluation and           o Meeting with the Fund's portfolio           rate for the Fund under the Advisory
recommendations to the Board in              managers and investment personnel. With       Agreement was fair and reasonable.
connection therewith, as well as a           respect to the Fund, the Board is meeting
discussion of the material factors and       periodically with such Fund's portfolio       o Expense limitations and fee waivers.
the conclusions with respect thereto that    managers and/or investment personnel and      The Board noted that AIM has
formed the basis for the Board's approval    believes that such individuals are            contractually agreed to waive fees and/or
of the Advisory Agreement. After             competent and able to continue to carry       limit expenses of the Fund in an amount
consideration of all of the factors below    out their responsibilities under the          necessary to limit total annual operating
and based on its informed business           Advisory Agreement.                           expenses to a specified percentage of
judgment, the Board determined that the                                                    average daily net assets for each class
Advisory Agreement is in the best            o Overall performance of AIM. The Board       of the Fund. The Board considered the
interests of the Fund and its                considered the overall performance of AIM     contractual nature of this fee
shareholders and that the compensation to    in providing investment advisory and          waiver/expense limitation and noted that
AIM under the Advisory Agreement is fair     portfolio administrative services to the      it remains in effect until March 31,
and reasonable and would have been           Fund and concluded that such performance      2007. The Board considered the effect
obtained through arm's length                was satisfactory.                             this fee waiver/expense limitation would
negotiations.                                                                              have on the Fund's estimated expenses and
                                                                                           concluded that the levels of fee
o The nature and extent of the advisory                                                    waivers/expense limitations for the Fund
services to be provided by AIM. The Board                                                  were fair and reasonable.
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by     determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions     Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"                Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,       with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds     is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for            litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This         issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making         governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The        undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements        including maintaining an internal
levels under the Advisory Agreement          were appropriate.                             controls committee and retaining an
therefore reflect economies of scale and                                                   independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of       the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered        the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has      certain governance policies and
                                             the resources necessary to perform its        practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,     actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial      the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its            ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.     the current regulatory and litigation
                                                                                           environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the         should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to       continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the       Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

TAX-FREE INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

March 31, 2006


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-101.02%

ALABAMA-1.42%

Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); Series 2005 A VRD RB
  (LOC-Regions Bank) 3.18%, 07/01/37(b)(c)      --     VMIG-1     $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999 VRD RB
  (INS-Ambac Assurance Corp.) 3.14%,
  12/01/21(d)(e)                                --     VMIG-1       7,515         7,515,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board Pollution Control & Solid Waste
  Disposal (General Electric Co. Project);
  Series 2005 Refunding VRD IDR
  3.17%, 05/01/21(d)                           A-1+    VMIG-1      33,300        33,300,000
===========================================================================================
                                                                                 45,215,000
===========================================================================================

ALASKA-1.19%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985 VRD IDR (LOC-KBC
  Bank N.V.) 3.40%, 06/01/10(c)(f)(g)           --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006 GO TAN
  4.50%, 12/28/06                               --     MIG-1       10,000        10,082,702
-------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A
  Refunding VRD GO
  (INS-MBIA Insurance Corp.) 3.21%,
  06/30/10(b)(e)                               A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.20%, 06/01/49(b)(h)(i)                      --     VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 37,982,702
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


ARIZONA-0.62%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1     $ 2,010    $    2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1       1,785         1,785,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994 Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco) 3.24%, 10/01/25(b)                A-1+      --         5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series 2004
  VRD IDR (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/38(b)(c)                         --     VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001 VRD IDR (LOC-Northern Trust
  Co.)
  3.28%, 08/01/36(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); Series 1982
  VRD IDR (LOC-Credit Suisse) 3.20%,
  10/01/22(b)(c)(g)                             A-1    VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 19,610,000
===========================================================================================

ARKANSAS-0.06%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); Series
  2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/08(b)(c)(j)                             --       --         1,910         1,910,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-2.82%

Centerra (City of) Metropolitan District No.
  1; Series 2004 VRD RB (LOC-BNP Paribas)
  3.20%, 12/01/29(b)(c)(g)                     A-1+      --       $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --           600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  12/01/33(b)(c)                               A-1+      --         5,175         5,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/25(b)(c)                         --     VMIG-1       8,945         8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2005
  TRAN 4.00%, 06/27/06                         SP-1+   MIG-1       10,000        10,031,316
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project);
  Series 2004 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.24%,
  04/01/24(b)(c)                               A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Series
  2004 B Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         4,130         4,130,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers); Series
  2004 A Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         5,145         5,145,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding Series 1997 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 01/01/11(b)(c)  A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
  Refunding Series 2002 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 01/01/31(b)(c)  A-1+      --         3,400         3,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority (Winridge Apartments
  Multifamily); Series 1998 Refunding VRD RB
  (CEP-Federal National Mortgage Association)
  3.19%, 02/15/28(b)                           A-1+      --       $ 2,615    $    2,615,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002 VRD IDR (LOC-Bank of
  America, N.A.) 3.23%, 03/01/17(b)(c)         A-1+      --         2,650         2,650,000
-------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004 Refunding & Improvement Unlimited Tax
  GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/06(c)(k)(l)                            A-1+      --         1,550         1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
  Series 2004 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  10/01/34(b)(c)                               A-1+      --         4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B RB
  (INS-Financial Security Assurance Inc.)
  3.17%, 09/01/25(b)(e)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Project); Series 1993 Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --           740           740,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO
  (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)(k)   AA       --         1,100         1,111,653
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.) 3.50%,
  12/01/06(c)(k)(n)                            A-1+      --         1,000         1,000,000
-------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
  Series 2005 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --         7,450         7,450,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Series 2002 Refunding Special Assessment
  VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.20%,
  12/01/22(b)(c)                               A-1+      --       $   965    $      965,000
-------------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993 Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.25%, 06/01/06(c)(g)(k)(m)        A-1      --           935           935,000
-------------------------------------------------------------------------------------------
Moffat (County of) (Ute Electric
  Association); Series 1984 VRD PCR
  (INS-Ambac Assurance Corp.)
  3.20%, 07/01/10(b)(e)                        A-1+    VMIG-1       2,445         2,445,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (Mandalay Gardens Urban); Series
  2006 VRD TAN (LOC-Depfa Bank PLC) 3.20%,
  12/01/28(b)(c)(g)                            A-1+    VMIG-1       6,380         6,380,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (North Huron Urban Renewal);
  Series 2005 VRD TAN (LOC-Depfa Bank PLC)
  3.20%, 12/01/28(b)(c)(g)                     A-1+    VMIG-1       2,950         2,950,000
-------------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; Series 2002 VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 12/01/22(b)(e)                        A-1+    VMIG-1       1,345         1,345,000
===========================================================================================
                                                                                 89,802,969
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985 Floating Rate PCR (LOC-Citizens Bank
  of Pennsylvania) 3.31%, 12/01/15(c)(f)       A-1+      --         1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Kent School); Series
  2001 C VRD RB
  (INS-MBIA Insurance Corp.) 3.18%,
  07/01/30(b)(e)                                --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C VRD RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/32(b)(c)                               A-1+      --       $ 5,390    $    5,390,000
===========================================================================================
                                                                                  8,290,000
===========================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); Series 2003 VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.18%,
  07/01/33(b)(c)                               A-1+      --         8,250         8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-1.04%

District of Columbia (American Library
  Association); Series 2005 VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  02/01/35(b)(c)                                --     VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/28(b)(c)                               A-1+      --         1,230         1,230,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.15%, 07/17/06(e)                           A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
District of Columbia; Series 2003 A Unlimited
  Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/01/06(e)                            AAA     Aaa         2,715         2,727,245
-------------------------------------------------------------------------------------------
  Series 2003 B Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/06(e)                                   AAA     Aaa         5,430         5,450,626
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); Series 2003 A12 VRD RB
  (Acquired 02/24/03; Cost $4,610,000) 3.21%,
  10/01/17(b)(h)(i)                             --     VMIG-1       4,610         4,610,000
===========================================================================================
                                                                                 33,192,871
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-4.37%

ABN AMRO Munitops Ctfs. Trust (Escambia
  (County of)); Series 2002-24 Refunding
  Florida Non-AMT VRD Ctfs. (Acquired
  10/24/02; Cost $5,000,000) 3.19%,
  10/01/10(b)(h)(i)                             --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Florida (State
  of) Board of Education); Series 2004-48
  Non-AMT VRD RB
  (Acquired 08/05/05; Cost $5,500,000) 3.19%,
  06/01/12(b)(h)(i)                             --     VMIG-1       5,500         5,500,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2005 Commercial
  Paper Note (LOC-Bank of America, N.A.)
  2.65%, 04/04/06(c)                           A-1+      --         4,900         4,900,000
-------------------------------------------------------------------------------------------
  3.37%, 09/12/06(c)                           A-1+      --        18,972        18,972,321
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A VRD
  RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 08/01/17(b)(e)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facility Authority
  (Cleveland Health Clinic); Series 2006 C-2
  Hospital Commercial Paper (LOC-Bank of
  America, N.A.) 3.14%, 04/05/06(c)            A-1+    VMIG-1      13,500        13,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/26(b)(c)(j)                             --       --         2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Lakeside North); Series 2004 Refunding
  Multi-Family Mortgage VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 06/01/34(b)                           A-1+      --         2,630         2,630,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/25(b)(c)(j)                             --       --         5,550         5,550,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004 Commercial Paper (LOC-Bank of
  America, N.A.) 3.25%, 10/04/06(c)            A-1+      --       $18,000    $   18,000,000
-------------------------------------------------------------------------------------------
  3.20%, 10/13/06(c)                           A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  02/20/01; Cost $2,600,000) 3.23%,
  12/01/23(b)(c)(i)(j)                          --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series 2002
  VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  06/01/22(b)(c)                                --     VMIG-1      11,705        11,705,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $9,770,000) 3.20%,
  07/01/22(b)(h)(i)                             A-1      --         9,770         9,770,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  08/01/19(b)(c)(j)                             --       --         1,650         1,650,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992 VRD RB
  (LOC-SunTrust Bank) 3.28%, 11/15/14(b)(c)    A-1+    VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Series 2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/31(b)(c)(j)                             --       --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004 Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.) 3.20%,
  06/01/30(b)(c)                               A-1+     P-1         6,000         6,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School District Sales
  Tax; Series 2005 Commercial Paper (LOC-Bank
  of America, N.A.) 3.22%, 05/09/06(c)         A-1+     P-1       $11,500    $   11,500,000
-------------------------------------------------------------------------------------------
Port Orange (City of) (Palmer College
  Project); Series 2002 VRD RB (LOC-LaSalle
  Bank N.A.)
  3.19%, 10/01/32(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); Series 2001 VRD
  RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/22(b)(c)(j)                             --       --         4,910         4,910,000
===========================================================================================
                                                                                139,222,321
===========================================================================================

GEORGIA-5.36%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15 Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000) 3.20%,
  01/01/12(b)(h)(i)                             --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 2004 B Commercial Paper
  (LOC-Dexia Bank) 3.30%, 04/05/06(c)(g)       A-1+     P-1         3,000         3,000,000
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1999 B VRD
  PCR (INS-Ambac Assurance Corp.) 3.18%,
  01/01/20(d)(e)                               A-1+    VMIG-1      17,800        17,800,000
-------------------------------------------------------------------------------------------
  Series 2005 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.) 3.22%,
  04/05/06(e)                                  A-1+    VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06(e)                           A-1+    VMIG-1      24,900        24,900,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Forsyth (County
  of) School District); Series 2004-6 A VRD
  Unlimited Tax GO
  (Acquired 10/20/04; Cost $2,960,000) 3.21%,
  02/01/18(b)(h)(i)                            A-1+      --         2,960         2,960,000
-------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/25(b)(c)                         --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Cobb (County of); Series 2006 Unlimited Tax
  GO TAN
  4.50%, 12/29/06                              SP-1+   MIG-1       20,000        20,141,600
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988
  Refunding Floating Rate Multi-Family
  Housing RB
  (LOC-Bank of America, N.A.) 3.22%,
  12/01/07(b)(c)                               A-1+      --       $ 9,250    $    9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C VRD COP (Acquired
  07/26/00; Cost $20,000,000) 3.21%,
  07/01/15(b)(h)(i)                            A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/25(b)(c)                         --     VMIG-1       8,350         8,350,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000 Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.23%, 06/01/15(b)(c)                        A-1+      --         1,925         1,925,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/35(b)(c)                         --     VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority; Series
  2003 B Anticipation Ctfs. Northside RB
  (LOC-Wachovia Bank, N.A.) 3.14%,
  10/01/33(c)(d)                                --     VMIG-1       5,690         5,690,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004 520 VRD RB
  (Acquired 04/20/05; Cost $24,995,000)
  3.21%, 05/01/12(b)(h)(i)                      A-1      --        24,995        24,995,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.23%,
  11/01/27(b)(c)                                --     VMIG-1       1,960         1,960,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Wachovia MERLOTs (Dalton (City of)); Series
  2003 A02 Utilities VRD RB
  (Acquired 08/25/04; Cost $4,790,000) 3.21%,
  01/01/12(b)(h)(i)                             --     VMIG-1     $ 4,790    $    4,790,000
===========================================================================================
                                                                                170,856,600
===========================================================================================

HAWAII-0.31%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101 VRD COP (Acquired
  01/11/01; Cost $6,000,000) 3.21%,
  12/01/16(b)(h)(i)                            A-1+      --         6,000         6,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Hawaii (State of)); Series
  2003 A16 Unlimited Tax VRD GO
  (Acquired 02/27/03; Cost $3,870,000) 3.21%,
  07/01/18(b)(h)(i)                             --     VMIG-1       3,870         3,870,000
===========================================================================================
                                                                                  9,870,000
===========================================================================================

IDAHO-1.19%

Custer (County of) Pollution Control (Amoco
  Oil Co.- Standard Oil Industry Project);
  Series 1983 VRD PCR 2.85%,
  04/01/06(g)(k)(m)                            A-1+      --        23,000        23,000,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2005 Unlimited Tax
  GO TAN
  4.00%, 06/30/06                              SP-1+   MIG-1       15,000        15,047,904
===========================================================================================
                                                                                 38,047,904
===========================================================================================

ILLINOIS-16.48%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4 VRD
  GO
  Ctfs. (Acquired 11/10/05; Cost $24,225,000)
  3.20%, 12/01/09(b)(h)(i)                      --     VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.22%,
  07/01/07(b)(h)(i)                             --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.22%, 07/01/13(b)(h)(i)(j)                   --       --        15,165        15,165,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Aurora (City of) Economic Development (Aurora
  University); Series 2004 VRD RB
  (LOC-Harris N.A.) 3.28%, 03/01/35(b)(c)      A-1+    VMIG-1     $ 6,400    $    6,400,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB
  (Acquired 08/26/99; Cost $10,000,000)
  3.23%, 03/15/07(b)(h)(i)                      A-1      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB
  (Acquired 05/06/02; Cost $10,130,000)
  3.23%, 06/05/14(b)(h)(i)                      A-1      --        10,130        10,130,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (University of
  Illinois); Series 2005-10 A VRD RB
  (Acquired 04/27/05; Cost $3,355,000) 3.21%,
  04/01/19(b)(h)(i)                            A-1+      --         3,355         3,355,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 D VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/32(b)(c)  A-1+      --         3,230         3,230,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A VRD COP (Acquired 03/22/06;
  Cost $6,200,000) 3.21%, 01/01/33(b)(h)(i)    A-1+      --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000) 3.21%, 01/01/29(b)(h)(i)    A-1+      --         5,500         5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308 VRD COP
  (Acquired 12/12/01; Cost $8,655,000) 3.21%,
  11/01/26(b)(h)(i)                            A-1+      --         8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305 VRD COP (Acquired
  04/02/01; Cost $4,950,000) 3.31%,
  01/01/35(b)(h)(i)                            A-1+      --         4,950         4,950,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Cook (County of)
  Regional Transportation Authority); Series
  2000-1303 VRD COP (Acquired 03/26/01; Cost
  $19,000,000) 3.21%, 07/01/23(b)(h)(i)        A-1+      --       $19,000    $   19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304 VRD COP (Acquired
  06/27/00; Cost $7,340,000) 3.21%,
  06/01/21(b)(h)(i)                            A-1+      --         7,340         7,340,000
-------------------------------------------------------------------------------------------
Elmhurst (City of) (JT Community
  Accredation); Series 1988 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%, 07/01/18(b)(c)                        A-1+    VMIG-1       1,275         1,275,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB
  (LOC-Northern Trust Co.) 3.15%,
  08/01/26(b)(c)(o)                            A-1+      --         2,374         2,374,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 09/24/03;
  Cost $4,100,000) 3.20%, 01/01/19(b)(c)(i)     A-1      --         4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/01/21(c)(d)                               A-1+      --         4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,215,000) 3.21%, 04/01/32(b)(c)(i)     A-1      --         2,215         2,215,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  Series 1997 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/32(b)(c)                        A-1+      --         2,400         2,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998 VRD RB
  (LOC-Harris N.A.) 3.28%, 02/01/33(b)(c)      A-1+      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A., LaSalle
  Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000) 3.28%, 08/01/30(b)(c)(i)          A-1      --         4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994 VRD RB
  (LOC-Northern Trust Co., Harris N.A.,
  JPMorgan Chase Bank, N.A.) 3.22%,
  12/01/28(b)(c)                               A-1+    VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A., Northern
  Trust Co.) 3.22%, 02/01/29(b)(c)             A-1+    VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day); Series
  2003 RB
  (LOC-Northern Trust Co.) 3.21%,
  07/01/33(b)(c)                                --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 01/29/03;
  Cost $2,975,000) 3.20%, 07/01/41(b)(c)(i)     A-1      --         2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/24(b)(c)                        A-1+      --         2,925         2,925,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Teachers Academy for Math);
  Series 2001 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/21(b)(c)                         --     VMIG-1     $ 2,975    $    2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002 VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 10/01/33(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/32(b)(c)                         --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (World Communications Inc.);
  Series 2000 VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  08/01/15(b)(c)                                --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996 VRD RB
  (LOC-Northern Trust Co.) 3.28%,
  01/01/26(b)(c)                               A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002
  RB
  (LOC-Fifth Third Bank) 3.28%,
  03/01/32(b)(c)                                --     VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/28(b)(c)                         A-1    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B VRD RB
  (LOC-Allied Irish Banks PLC) 3.28%,
  10/01/30(b)(c)(g)                             --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/33(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) 3.22%,
  11/01/32(b)(c)                               A-1+      --       $ 3,950    $    3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000 VRD RB
  (LOC-Harris N.A.) 3.28%, 11/01/30(b)(c)      A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/26(b)(c)                         --     VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 06/01/29(b)(c)                        A-1+      --         5,700         5,700,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/29(b)(c)                        A-1+      --         1,600         1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 2006 Pooled Financing
  Commercial Paper Notes (LOC-Northern Trust
  Co.)
  3.22%, 04/04/06(c)                           A-1+      --        16,200        16,200,000
-------------------------------------------------------------------------------------------
  3.28%, 05/23/06(c)                           A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006 VRD RB
  (LOC-National City Bank) 3.20%,
  03/01/26(b)(c)                                A-1      --         6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2005 A VRD RAN
  (LOC-Harris N.A.) 3.25%, 06/30/06(b)(c)      A-1+      --         7,745         7,745,000
-------------------------------------------------------------------------------------------
  Series 2006 B VRD RAN (LOC-Harris N.A.)
  3.25%, 06/30/06(b)(c)                        A-1+      --         7,355         7,355,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A Refunding
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/28(b)(c)                         --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 02/15/35(b)(c)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (North
  Park University Project); Series 2005 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 07/01/35(b)(c)                        A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/24(b)(c)                         --     VMIG-1       5,270         5,270,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A VRD RB
  (LOC-LaSalle Bank N.A.) 3.21%,
  11/01/24(b)(c)                                A-1      --         2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (WBEZ
  Alliance Inc. Project); Series 2005 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  10/01/40(b)(c)                                A-1      --         8,500         8,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004 VRD RB
  (LOC-Harris N.A.) 3.22%, 06/01/34(b)(c)       --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society);
  Series 1989 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 02/15/19(b)(c)                        A-1+      --           937           937,238
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/33(b)(c)                        A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995 VRD RB
  3.22%, 08/15/25(b)                           A-1+    VMIG-1     $22,235    $   22,235,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996
  Multi-Family VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  09/15/20(b)(c)                                A-1      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Riverside Health System); Series
  1996 B VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  11/15/16(b)(c)                                A-1      --         4,545         4,545,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Housing Development
  Authority (Lakeshore Plaza); Series 2000 A
  Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 3.19%,
  07/01/27(b)(e)                               A-1+    VMIG-1      20,775        20,775,000
-------------------------------------------------------------------------------------------
Illinois (State of); Series 2005 Unlimited
  Tax Ctfs. GO
  4.50%, 04/28/06                              SP-1+   MIG-1       10,000        10,009,252
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974 VRD Limited Tax
  GO
  (Acquired 07/06/05; Cost $1,100,000) 3.21%,
  01/01/13(b)(h)(i)                             A-1      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000 Multi-Family Housing
  VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 12/15/30(b)                           A-1+      --        14,855        14,855,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

McCook (City of) (Illinois Saint Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --       $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --         1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005 VRD
  IDR (LOC-Allied Irish Banks PLC) 3.20%,
  06/01/35(b)(c)(g)                             --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 11/15/33(b)(c)                        A-1+    VMIG-1       4,520         4,520,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003 B18
  VRD RB
  (Acquired 02/19/03; Cost $9,705,000) 3.21%,
  05/01/20(b)(h)(i)                             --     VMIG-1       9,705         9,705,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Board of
  Education); Series 2000 A4 VRD Unlimited
  Tax GO
  (Acquired 11/12/03; Cost $4,845,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       4,845         4,845,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Emergency
  Telephone System); Series 2002 A44 VRD
  Limited Tax GO
  (Acquired 08/02/02; Cost $7,825,000) 3.21%,
  01/01/20(b)(h)(i)                             --     VMIG-1       7,825         7,825,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12 VRD Limited Tax GO
  (Acquired 10/13/00; Cost $12,200,000)
  3.21%, 01/01/23(b)(h)(i)                      --     VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County of) Regional
  Transportation Authority); Series 2001 A93
  VRD RB
  (Acquired 10/10/01; Cost $7,235,000) 3.21%,
  07/01/27(b)(h)(i)                             --     VMIG-1       7,235         7,235,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Series 2002 A41 VRD Unlimited Tax GO
  (Acquired 07/25/02; Cost $17,675,000)
  3.21%, 06/01/17(b)(h)(i)                      --     VMIG-1     $17,675    $   17,675,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
  2003 B11 VRD Unlimited Tax GO
  (Acquired 01/29/03; Cost $6,995,000) 3.21%,
  11/15/25(b)(h)(i)                             --     VMIG-1       6,995         6,995,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Illinois (State of));
  Series 2001 A124 VRD Unlimited Tax GO
  (Acquired 11/26/01; Cost $7,880,000) 3.21%,
  11/01/26(b)(h)(i)                             A-1      --         7,880         7,880,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S VRD GO
  (Acquired 03/20/00; Cost $14,400,000)
  3.21%, 04/01/30(b)(h)(i)                      --     VMIG-1      14,400        14,400,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.28%,
  12/01/25(b)(c)                                --     VMIG-1       9,600         9,600,000
===========================================================================================
                                                                                525,020,490
===========================================================================================

INDIANA-3.47%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7 Non-AMT VRD RB
  (Acquired 11/17/05;Cost $5,000,000) 3.21%,
  07/01/10(b)(h)(i)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB
  (Acquired 11/12/03; Cost $13,795,000)
  3.20%, 07/15/11(b)(h)(i)                      --     VMIG-1      13,795        13,795,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Trust (Wayne (Township of),
  Marion (County of) School Building Corp.)
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $8,000,000)
  3.20%, 01/15/12(b)(h)(i)(j)                   --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

CDC Municipal Products, Inc. (Indiana (State
  of) Transportation Finance Authority);
  Series 2004-5 A Highway VRD RB
  (Acquired 10/21/04; Cost $1,975,000) 3.21%,
  12/01/18(b)(h)(i)                            A-1+      --       $ 1,975    $    1,975,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A
  Advanced Funding Program RB
  (LOC-Bank of New York) 4.50%, 02/01/07       SP-1+   MIG-1        9,290         9,378,372
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/25/05; Cost $3,410,000) 3.22%,
  08/01/31(b)(c)(i)                            A-1+      --         3,410         3,410,000
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2002 Educational Facilities
  Historical VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/37(b)(c)                         --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/39(b)(c)                         --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 12/01/23(b)(c)                         --     VMIG-1       1,415         1,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/24(b)(c)                         --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/27(b)(c)                        A-1+      --        15,000        15,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  06/01/25(b)(c)                               A-1+      --       $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Merrillville (City of)
  Multi School Building Corp.); Series 2005
  923 VRD RB
  (Acquired 06/09/05; Cost $4,765,000) 3.21%,
  01/15/13(b)(h)(i)                             A-1      --         4,765         4,765,000
-------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
  M University RB
  6.00%, 07/01/06(k)(q)                         NRR     NRR         1,950         1,984,499
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  05/15/39(b)(c)(g)(j)                          --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005 VRD RB
  (LOC-Regions Bank) 3.19%, 11/01/30(b)(c)(j)   --       --         6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
  Building Corp.); Series 2001 A58 VRD RB
  (Acquired 11/12/03; Cost $9,395,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,395         9,395,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.) Series
  2006 D-02 RB
  (Acquired 02/23/06; Cost $4,710,000) 3.21%,
  07/15/24(b)(h)(i)                            A-1+      --         4,710         4,710,000
===========================================================================================
                                                                                110,502,871
===========================================================================================

IOWA-0.53%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006
  Educational Facility VRD RB
  (LOC-Allied Irish Banks PLC) 3.23%,
  03/01/36(c)(d)(g)                            A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002
  Private College Facility VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 10/01/32(b)(c)  A-1+      --         2,055         2,055,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  02/01/33(b)(c)                                --     VMIG-1     $ 5,820    $    5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985 Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.) 3.28%, 12/01/15(b)(e)       A-1+    VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,975,000
===========================================================================================

KANSAS-0.49%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A VRD COP (Acquired 09/08/04;
  Cost $5,000,000) 3.21%, 09/01/21(b)(h)(i)    A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Series 2000 C Health Facilities VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  05/15/30(b)(c)                                --     VMIG-1       4,280         4,280,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  11/01/18(b)(c)                                --     VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI
  VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  03/10/06; Cost $3,000,000) 3.23%,
  08/01/09(b)(c)(i)                            A-1+      --         3,000         3,000,000
===========================================================================================
                                                                                 15,495,000
===========================================================================================

KENTUCKY-1.22%

Eagle Tax Exempt Trust (Louisville &
  Jefferson (County of) Metropolitan Sewer
  District); Series 2006-0053 A VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.21%, 05/15/33(b)(h)(i)                     A-1+      --        14,335        14,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.28%,
  06/01/33(b)(c)(o)                            A-1+      --       $ 2,043    $    2,043,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series 2001
  VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  05/15/30(b)(c)                                A-1      --         3,925         3,925,000
-------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
  Corp.; Series 2001 A VRD RB
  (INS-Ambac Assurance Corp.) 3.22%,
  10/01/21(b)(e)                               A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%,
  04/01/32(b)(c)(o)                             --     VMIG-1      15,490        15,490,000
===========================================================================================
                                                                                 38,793,000
===========================================================================================

LOUISIANA-0.12%

Louisiana (State of) Offshore Terminal
  Authority; Series 2003 B Refunding Deep
  Water Port VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 09/01/14(b)(c)                        A-1+      --         3,850         3,850,000
===========================================================================================

MAINE-0.34%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546 Turnpike VRD RB
  (Acquired 10/28/04; Cost $1,790,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,790         1,790,000
-------------------------------------------------------------------------------------------
Maine (State of); Series 2005 Unlimited Tax
  BAN 4.00%, 06/22/06                           --     MIG-1        9,100         9,126,828
===========================================================================================
                                                                                 10,916,828
===========================================================================================

MARYLAND-1.18%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992 Economic Development
  VRD RB
  (LOC-BNP Paribas) 3.28%, 12/01/17(b)(c)(g)    --     VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.19%, 01/01/27(b)(c)                         A-1    VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 02/01/28(b)(c)                         --     VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005
  Economic Development VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  06/01/31(b)(c)                                --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/28(b)(c)                         --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A VRD RB
  (LOC-Wachovia Bank, N.A.) 3.24%,
  07/01/29(b)(c)                               A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005 Economic VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 11/01/30(b)(c)                         --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Maryland (State of) Health & Higher
  Educational Facilities Authority); Series
  2003-829 Floating Rate Trust Ctfs. VRD RB
  (Acquired 06/19/03; Cost $3,800,000) 3.20%,
  08/15/38(b)(h)(i)                             --     VMIG-1       3,800         3,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994 Refunding Economic
  Development VRD RB
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --       $ 1,145    $    1,145,000
===========================================================================================
                                                                                 37,625,000
===========================================================================================

MASSACHUSETTS-1.51%

Massachusetts (State of) Health & Educational
  Facilities Authority (Emmanuel College);
  Series 2003 VRD RB
  (LOC-Allied Irish Banks PLC; State Street
  Bank & Trust Co.) 3.18%, 07/01/33(b)(c)(g)    --     VMIG-1      18,275        18,275,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Harvard University);
  Series 2006 EE Commercial Paper Note
  3.20%, 04/04/06                              A-1+     P-1        30,000        30,000,000
===========================================================================================
                                                                                 48,275,000
===========================================================================================

MICHIGAN-4.02%

ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35 Non-AMT VRD RB
  (Acquired 09/29/05; Cost $10,595,000)
  3.20%, 10/15/11(b)(h)(i)                      --     VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 2.98%,
  05/01/06(e)(k)(m)                            A-1+    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Series
  1998 VRD Limited Tax IDR (LOC-Comerica
  Bank) 3.25%, 10/01/23(b)(c)(r)                --       --         8,300         8,300,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C VRD
  RB
  (LOC-National City Bank) 3.23%,
  05/01/09(b)(c)                                A-1     P-1         1,005         1,005,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A VRD
  Unlimited Tax GO
  (Acquired 11/06/02; Cost $7,105,000) 3.21%,
  05/01/32(b)(h)(i)                            A-1+      --       $ 7,105    $    7,105,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project); Series
  2004 Refunding VRD Limited Tax RB
  (LOC-Fifth Third Bank) 3.18%,
  05/15/17(b)(c)                               A-1+      --         1,515         1,515,000
-------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.) 3.20%,
  07/01/40(b)(c)(g)                             A-1      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College); Series
  2002 B Limited Tax VRD GO
  (LOC-Fifth Third Bank) 3.19%,
  04/01/32(b)(c)                               A-1+      --         1,500         1,500,000
-------------------------------------------------------------------------------------------
  Series 2004 Refunding VRD Limited Tax GO
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 04/01/34(b)(c)                        A-1+      --         1,800         1,800,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Trinity Health Credit); Series
  2005 E VRD RB
  3.18%, 11/01/18(d)                           A-1+    VMIG-1       9,250         9,250,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Local Government Loan Program); Series
  2003 C RB
  4.00%, 05/01/06                               AA      Aa2         1,000         1,001,030
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2005 B-2 RN (LOC-JPMorgan Chase
  Bank, N.A.)
  4.00%, 08/18/06(c)                           SP-1+     --        10,000        10,039,369
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  11/01/27(b)(c)                                A-1      --         4,500         4,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

  Series 2001 Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  12/01/21(b)(c)                                A-1      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 05/01/31(b)(c)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Michigan (State of); Series 2005 A Unlimited
  Tax GO Notes
  4.50%, 09/29/06                              SP-1+   MIG-1        9,100         9,153,843
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001 VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) Notes
  3.28%, 08/01/21(b)(c)(o)                      --     VMIG-1       5,700         5,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Sewage
  Disposal System); Series 2001 A112 VRD RB
  (Acquired 10/31/01; Cost $11,485,000)
  3.21%, 07/01/32(b)(h)(i)                      --     VMIG-1      11,485        11,485,000
-------------------------------------------------------------------------------------------
  Series 2003 B41 VRD RB
  (Acquired 07/09/03; Cost $11,225,000)
  3.21%, 07/01/26(b)(h)(i)                      --     VMIG-1      11,225        11,225,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.21%, 07/01/29(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X
  VRD RB
  (Acquired 12/12/03; Cost $15,000,000)
  3.21%, 08/15/24(b)(h)(i)                      --     VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Waterford School District; Series 2006
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 3.50%, 05/01/06(e)           AAA     Aaa         3,440         3,440,329
===========================================================================================
                                                                                128,214,571
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MINNESOTA-3.94%

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319 VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,935,000) 3.21%, 03/01/21(b)(h)(i)         AAA     NRR       $13,935    $   13,935,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  10/01/29(b)(c)                                --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 1988 F Adjustable
  Tender Commercial Paper Notes
  3.10%, 04/10/06                              A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 2000 A Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B Adjustable Tender Commercial
  Paper Notes
  3.24%, 04/07/06                              A-1+      --        21,500        21,500,000
-------------------------------------------------------------------------------------------
  Series 2001 D Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+    VMIG-1      25,500        25,500,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.23%, 11/01/22(c)(d)                         --     VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 05/01/27(b)(c)   --     VMIG-1      17,560        17,560,000
===========================================================================================
                                                                                125,450,000
===========================================================================================

MISSISSIPPI-0.53%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22 Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000) 3.21%, 09/01/10(b)(h)(i)          --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.21%, 11/01/22(b)(h)(i)                     A-1+      --       $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003 VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  07/01/25(b)(c)(g)                             --     VMIG-1       3,800         3,800,000
===========================================================================================
                                                                                 16,995,000
===========================================================================================

MISSOURI-1.55%

210 Highway Transportation Development
  District (The) (Missouri 210 Highway
  Improvement Project); Series 1999 A
  Improvement RB
  (LOC-U.S. Bank, N.A.) 4.80%, 07/15/06(c)      AA       A1         2,005         2,012,769
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004 Cultural Facilities VRD RB
  (LOC-National City Bank) 3.22%,
  07/01/24(b)(c)                                --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utility Lease Financing Program); Series
  2006 Commercial Paper Note (LOC-U.S. Bank,
  N.A.) 3.30%, 04/20/06(c)                      --      P-1        28,907        28,907,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/37(c)(d)   --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Francis Medical
  Center); Series 1996 A VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  06/01/26(c)(d)                               A-1+      --         7,345         7,345,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 1985 B VRD RB
  3.28%, 09/01/10(b)                           A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.20%, 10/01/25(b)(c)                   --     VMIG-1     $ 2,140    $    2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B Educational Facilities Refunding VRD
  IDR (LOC-U.S. Bank, N.A.) 3.21%,
  06/15/24(b)(c)                               A-1+      --         1,200         1,200,000
===========================================================================================
                                                                                 49,399,769
===========================================================================================

MONTANA-0.35%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  08/01/27(b)(c)(j)(o)                          --       --        11,115        11,115,000
===========================================================================================

NEBRASKA-2.89%

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      32,475        32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/15/35(c)(d)                               A-1+      --         1,500         1,500,000
===========================================================================================
                                                                                 92,065,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


NEVADA-0.41%

ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24 Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000) 3.22%,
  07/01/09(b)(h)(i)                             --     VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Henderson
  N.V.) Series 2004-43 Multi-State Non-AMT
  VRD GO
  Ctfs. (Acquired 03/28/06; Cost $6,500,000)
  3.22%, 12/01/12(b)(h)(i)                      --     VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB
  (Acquired 01/22/03; Cost $5,186,500) 3.20%,
  01/01/17(b)(h)(i)                             A-1      --         5,187         5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB
  (Acquired 10/23/03; Cost $7,185,000) 3.20%,
  08/15/21(b)(h)(i)                             A-1      --         7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004 Refunding Educational
  Facilities VRD RB
  (LOC-National City Bank) 3.19%,
  12/01/24(b)(c)                                A-1      --         4,175         4,175,000
===========================================================================================
                                                                                 16,546,500
===========================================================================================

NEW MEXICO-0.19%

New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B VRD
  Cigarette Tax RB
  (INS-MBIA Insurance Corp.) 3.22%,
  04/01/19(b)(e)                               A-1+    VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000 VRD RB
  (LOC-SunTrust Bank) 3.24%, 07/01/25(b)(c)     --     VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                  6,200,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW YORK-0.62%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  $16,000,000) 3.20%, 11/15/10(b)(h)(i)         --     VMIG-1     $16,000    $   16,000,000
-------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3 Unlimited
  Tax GO
  (LOC-Bank of America, N.A.) 3.16%,
  08/01/34(b)(c)                               A-1+    VMIG-1       3,700         3,700,000
===========================================================================================
                                                                                 19,700,000
===========================================================================================

NORTH CAROLINA-1.97%

Charlotte (City of); Series 2005 Commercial
  Paper BAN GO
  2.70%, 04/04/06                              A-1+      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
  2.92%, 05/09/06                              A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
  3.32%, 10/05/06                              A-1+      --        10,200        10,200,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005 Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 07/01/19(b)(c)                         --     VMIG-1       5,325         5,325,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/22(b)(c)                         --     VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005 Educational Facilities
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/31(b)(c)                         --     VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004 Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC) 3.19%,
  12/01/34(b)(c)(g)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005 Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005 Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 06/01/37(b)(c)                         --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/22(b)(c)                         --     VMIG-1       9,565         9,565,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C Refunding First
  Mortgage Health Care Facilities VRD RB
  (LOC-SunTrust Bank) 3.20%, 11/01/27(b)(c)     --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (North Carolina (State of)
  Eastern Municipal Power Agency); Series
  2005 A02 VRD RB
  (Acquired 04/12/05; Cost $7,115,000) 3.21%,
  01/01/22(b)(h)(i)                             --     VMIG-1       7,115         7,115,000
===========================================================================================
                                                                                 62,935,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-3.35%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 02/16/06; Cost $2,865,000)
  3.21%, 06/01/14(b)(h)(i)                      --     VMIG-1     $ 2,865    $    2,865,000
-------------------------------------------------------------------------------------------
Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); Series 2004 B Hospital Facilities
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.19%, 11/01/34(b)(c)                         --     VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001 Refunding & Improvement VRD RB
  (LOC-National City Bank) 3.20%,
  12/01/21(b)(c)                                --     VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994 Health Care
  VRD RB
  (LOC-National City Bank) 3.22%,
  11/01/13(b)(c)                                --     VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------
Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  09/01/25(c)(d)                               A-1+      --         1,415         1,415,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Carnegie/96th Research Building Project);
  Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/33(b)(c)                               A-1+    VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Euclid/93rd Garage and Office); Series
  2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/34(b)(c)                               A-1+    VMIG-1       3,425         3,425,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Multi-Mode Park Synagogue Project); Series
  2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%, 01/01/31(b)(c)   --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Series 2000
  Refunding VRD RB
  (LOC-National City Bank) 3.19%,
  11/15/19(b)(c)                                A-1      --       $   135    $      135,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005
  Refunding & Improvement VRD RB
  (LOC-KBC Bank N.V.) 3.20%,
  03/01/36(b)(c)(g)                            A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Lakewood (City of) Educational Facilities
  Authority (St. Edwards High School
  Project); Series 2000 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/01/30(b)(c)                                --     VMIG-1       1,565         1,565,000
-------------------------------------------------------------------------------------------
Lakewood (City of); Series 2005 Limited Tax
  BAN GO
  3.50%, 06/15/06                               --     MIG-1        4,000         4,005,760
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Series 2001 Hospital
  Facilities VRD RB
  (LOC-National City Bank) 3.25%,
  05/01/26(b)(c)(r)                             --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B VRD RB
  (LOC-Fifth Third Bank) 3.20%,
  12/01/27(b)(c)                                --     VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990 Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 08/01/20(b)(c)                        A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Series 1997 Hospital
  Improvement VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/15/22(b)(c)                               A-1+      --         5,230         5,230,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996 Limited Obligation
  VRD RB
  (LOC-National City Bank) 3.21%,
  12/01/10(b)(c)                                A-1      --         1,385         1,385,000
-------------------------------------------------------------------------------------------
Ohio (State of) (Major New Street
  Infrastructure); Series 2001 E-1 RB
  5.00%, 06/15/06                               AA      Aa2         1,500         1,504,822
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Higher Educational Facility
  Commission (Lake Erie); Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  09/01/30(b)(c)                                --     VMIG-1     $12,355    $   12,355,000
-------------------------------------------------------------------------------------------
Ohio (State of) Higher Educational Facility
  Commission (Pooled Financing Program);
  Series 2005 A VRD RB
  (LOC-Fifth Third Bank) 3.17%,
  09/01/26(b)(c)                                --     VMIG-1       7,200         7,200,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Cleveland Electric); Series 1997 B VRD PCR
  (LOC-Barclays Bank) 3.22%,
  08/01/20(b)(c)(g)                            A-1+     P-1         1,050         1,050,000
-------------------------------------------------------------------------------------------
Richland (County of) Ohio Healthcare
  Facilities (Wesleyan); Series 2004 B
  Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.17%, 11/01/27(b)(c)                        A-1+      --         9,610         9,610,000
===========================================================================================
                                                                                106,710,582
===========================================================================================

OKLAHOMA-2.40%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000 Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 07/15/30(b)(o)                        A-1+      --        27,695        27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001 VRD RB
  (LOC-Bank of America, N.A.) 3.27%,
  06/01/11(b)(c)                               A-1+      --         2,910         2,910,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2001 State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.35%, 09/01/06(k)(m)                        A-1+      --         6,525         6,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of) Economic Development
  Authority (Oklahoma State University
  Foundation Phase III Project); Series 2002
  Student Housing VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  07/01/32(b)(e)                                --     VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A Capital Improvements VRD RB
  3.13%, 05/15/06(k)(m)                        A-1+      --         9,200         9,200,000
===========================================================================================
                                                                                 76,330,000
===========================================================================================

OREGON-0.18%

Clackamas (County of) Hospital Facility
  Authority (Willamette View); Series 2005
  A-1 Refunding VRD RB
  (LOC-Bank of New York) 3.17%,
  11/01/29(b)(c)                               A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Portland (City of)); Series
  2004 614 Sewer System VRD RB
  (Acquired 12/02/04; Cost $1,600,000) 3.21%,
  10/01/12(b)(h)(i)                             --     VMIG-1       1,600         1,600,000
===========================================================================================
                                                                                  5,600,000
===========================================================================================

PENNSYLVANIA-3.82%

ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20 Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000) 3.21%, 07/15/11(b)(h)(i)          --       --         4,225         4,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.21%, 09/01/09(b)(h)(i)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.21%,
  06/01/11(b)(h)(i)                             --     VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 ACES VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 03/01/18(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); Series 2000 B VRD IDR
  (LOC-LaSalle Bank N.A.)
  3.19%, 12/01/30(b)(c)                         A-1      --       $ 7,160    $    7,160,000
-------------------------------------------------------------------------------------------
Chester (County of) Health & Educational
  Facilities Authority (Kendall-Crosslands
  Community Project); Series 2003 Retirement
  Community VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  04/01/33(b)(c)(g)                             A-1      --         2,940         2,940,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005
  Refunding VRD RB
  (LOC-KBC Bank N.V.) 3.19%,
  01/01/38(b)(c)(g)                            A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); Series 2001-3801 VRD COP
  (Acquired 06/04/01; Cost $8,900,000) 3.21%,
  08/01/28(b)(h)(i)                            A-1+      --         8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 03/01/30(b)(e)                        A-1+      --         2,675         2,675,000
-------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000 Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.27%, 12/01/24(b)(e)                        A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  3.21%, 10/15/29(b)(e)                        A-1+      --        12,135        12,135,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp. Inc.);
  Series 1984 Refunding VRD PCR (LOC-Rabobank
  Nederland) 3.25%, 06/01/14(c)(f)(g)          A-1+      --         1,020         1,020,000
-------------------------------------------------------------------------------------------
  3.25%, 10/01/14(c)(f)(g)                     A-1+      --         7,030         7,030,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003
  VRD IDR (LOC-Bank of New York)
  3.23%, 02/01/29(b)(c)                        A-1+      --       $ 3,100    $    3,100,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Liberty Lutheran
  Services); Series 2004 VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  05/01/34(b)(c)                               A-1+      --         3,745         3,745,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Gloria Dei Project); Series 2006
  VRD IDR (LOC-Citizens Bank of Pennsylvania)
  3.19%, 01/01/23(b)(c)                         --     VMIG-1      14,700        14,700,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Peco); Series 1999 A Refunding
  VRD PCR (LOC-Wachovia Bank, N.A.) 3.23%,
  10/01/30(b)(c)                                --     VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A VRD
  RB
  (LOC-UniCredito Italiano S.p.A.)
  3.22%, 11/01/36(b)(c)(g)                      --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2 Fifth VRD RB
  (LOC-Bank of Nova Scotia, JPMorgan Chase
  Bank, N.A.) 3.22%, 09/01/34(b)(c)(g)         A-1+    VMIG-1       4,300         4,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A Health VRD RB
  (LOC-Wachovia Bank, N.A.) 3.20%,
  07/01/27(b)(c)                               A-1+    VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002 VRD IDR (LOC-Citizens
  Bank of Pennsylvania) 3.22%, 11/01/32(b)(c)   --     VMIG-1       2,895         2,895,000
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  08/01/32(b)(c)(g)                             --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wachovia MERLOTs (Scranton (City of) &
  Lackawanna (County of) Health & Welfare
  Authority); Series 2002 A-18 VRD RB
  (Acquired 03/22/02; Cost $4,460,000) 3.21%,
  03/01/15(b)(h)(i)                             --     VMIG-1     $ 4,460    $    4,460,000
===========================================================================================
                                                                                121,775,000
===========================================================================================

RHODE ISLAND-0.09%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002 Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.20%, 08/01/32(b)(c)                        A-1+      --         2,900         2,900,000
===========================================================================================

SOUTH CAROLINA-1.43%

Eagle Tax Exempt Trust (South Carolina (State
  of) Public Service Authority); Series 2000-
  4001 A VRD COP (Acquired 09/08/00; Cost
  $10,100,000) 3.21%, 01/01/22(b)(h)(i)        A-1+      --        10,100        10,100,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $7,185,000) 3.20%,
  10/01/22(b)(h)(i)                             --     VMIG-1       7,185         7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/34(b)(e)                               A-1+    VMIG-1       9,800         9,800,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/31(b)(e)                               A-1+    VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/30/02; Cost $2,100,000) 3.23%,
  07/01/17(b)(c)(i)                            A-1+      --         2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $   550    $      550,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project);
  Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/23(b)(c)                         --     VMIG-1       3,640         3,640,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  09/01/32(b)(c)(j)                             --       --         3,900         3,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,840,000) 3.23%,
  09/01/18(b)(c)(i)                            A-1+      --         2,840         2,840,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A VRD
  RB (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/20(b)(c)                               A-1+      --         4,360         4,360,000
===========================================================================================
                                                                                 45,575,000
===========================================================================================

TENNESSEE-4.49%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2005 D-5-F VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/36(d)(e)                         --     VMIG-1       2,325         2,325,000
-------------------------------------------------------------------------------------------
  Series 2006 D-6-A VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/31(d)(e)                         --     VMIG-1       7,400         7,400,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority; Series 2004 Pooled Financing VRD
  RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/34(c)(d)                                --     VMIG-1     $36,015    $   36,015,000
-------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2006
  VRD IDR (LOC-Regions Bank) 3.19%,
  02/01/28(b)(c)                                --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A VRD COP (Acquired
  10/10/00; Cost $14,040,000) 3.21%,
  10/01/27(b)(h)(i)                            A-1+      --        14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993 VRD
  Refunding IDR (LOC-BNP Paribas)
  3.21%, 05/01/13(b)(c)(g)                      --      Aa2         1,050         1,050,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001 VRD RB
  (LOC-SunTrust Bank) 3.23%, 08/01/16(b)(c)     --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(e)(o)                             --     VMIG-1       3,739         3,739,000
-------------------------------------------------------------------------------------------
  Series 1995 B-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/06(b)(e)                                --     VMIG-1         615           615,000
-------------------------------------------------------------------------------------------
  Series 1996 F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       8,150         8,150,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/11(b)(e)                                --     VMIG-1       4,350         4,350,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       4,810         4,810,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/22(b)(e)                                --     VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/21(b)(e)                                --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

  Series 1997 II E-3 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/10(b)(e)                                --     VMIG-1     $ 1,325    $    1,325,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,035         1,035,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,060         1,060,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/27(b)(e)                                --     VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 1997 II-F-4 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/09(b)(e)                                --     VMIG-1         410           410,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/24(b)(e)                                --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 1999 II B-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/25(b)(e)                                --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
  Series 2005 IV-F-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/35(d)(e)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-G-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/25(d)(e)                         --     VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003 VRD RB
  (LOC-Regions Bank) 3.21%, 08/01/23(b)(c)      --     VMIG-1       3,885         3,885,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003
  Educational Facilities VRD RB
  (LOC-SunTrust Bank) 3.28%, 04/01/23(b)(c)     --     VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                142,969,000
===========================================================================================

TEXAS-12.60%

ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16 Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.22%, 08/15/10(b)(h)(i)                      --     VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13 Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000) 3.20%,
  02/06/08(b)(h)(i)                             --     VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003 Unlimited Tax School Building
  VRD GO
  (CEP-Texas Permanent School Fund)
  2.75%, 06/15/06(k)(n)                        A-1+    VMIG-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys) Series
  2005 B Special Obligation VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  08/15/35(b)(e)                               A-1+    VMIG-1       3,765         3,765,000
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997 Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/27(b)(c)                         --     VMIG-1         835           835,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985 VRD IDR (LOC-Bank of New York)
  3.20%, 11/01/25(c)(d)                        A-1+      --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Texas Utility System;
  Series 2003 A Refunding Sub Lien VRD RB
  (INS-MBIA Insurance Corp.) 3.16%,
  09/01/27(b)(e)                               A-1+    VMIG-1       1,530         1,530,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A Refunding VRD RB
  (LOC-BNP Paribas)
  3.26%, 05/01/35(b)(c)(g)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston (City of)
  Airport); Series 2000-4307 VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.21%, 07/01/28(b)(h)(i)                     A-1+      --        15,750        15,750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.21%, 12/01/27(b)(h)(i)                     A-1+      --       $14,005    $   14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000) 3.21%,
  12/01/30(b)(h)(i)                            A-1+      --         8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A VRD COP
  (Acquired 11/20/02; Cost $1,580,000) 3.21%,
  08/15/30(b)(h)(i)                            A-1+      --         1,580         1,580,000
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.) 3.22%,
  06/01/10(b)                                  A-1+      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (The Methodist System);
  Series 2005 B Refunding Hospital RB
  3.17%, 12/01/32(d)                           A-1+      --        35,000        35,000,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2005 A Sub. Lien Commercial Paper RN
  (LOC-Bank of America, N.A.) 3.15%,
  07/21/06(c)                                  A-1+      --        13,651        13,651,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo); Series 2001 C Jr. Lein
  VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  11/15/30(b)(e)                               A-1+    VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985 VRD PCR
  2.98%, 05/01/06(g)(k)(m)                     A-1+     P-1        10,640        10,640,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000 Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/20(b)(c)(j)                      --       --         2,500         2,500,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A
  Housing VRD RB
  (LOC-Bank of New York) 3.30%,
  03/01/33(c)(f)                                --     VMIG-1     $11,005    $   11,005,000
-------------------------------------------------------------------------------------------
Houston (City of); Series 2005 D Commercial
  Paper Notes GO 3.15%, 05/16/06               A-1+     P-1        17,000        17,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06                              A-1+     P-1        11,000        11,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004 530 Limited Tax VRD GO
  (Acquired 10/28/04; Cost $4,625,000) 3.21%,
  06/15/12(b)(h)(i)                             --     VMIG-1       4,625         4,625,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.28%,
  07/01/33(b)(c)                               A-1+      --         1,300         1,300,000
-------------------------------------------------------------------------------------------
Lubbock (City of) Independent School
  District; Series 2006 School Building VRD
  Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06(k)(l)                        A-1+    VMIG-1       3,600         3,629,583
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats Brazosport (City of)
  Independent School District); Series 2003
  PT-1690 Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,853,000) 3.21%,
  08/15/10(b)(h)(i)                             --     VMIG-1       4,853         4,853,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860 VRD Unlimited Tax GO
  (Acquired 09/09/05; Cost $9,750,000) 3.21%,
  02/15/25(b)(h)(i)                             A-1      --         9,750         9,750,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C Retirement
  Facility VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  02/15/30(b)(c)                                A-1      --         7,435         7,435,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Metropolitan Higher Education Authority
  (University of Dallas Project); Series 1999
  Higher Education VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 05/01/19(b)(c)(j)                      --       --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
North Texas Tollway Authority; Series 2005 C
  Dallas North Tollway System VRD RB
  (INS-Financial Guaranty Insurance Co.)
  3.19%, 01/01/25(b)(e)                        A-1+    VMIG-1      45,000        45,000,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985 Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 07/01/15(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001 Hospital
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 11/01/26(b)(c)                        A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Series 1996 Refunding VRD PCR
  (INS- Ambac Assurance Corp.) 3.22%,
  07/01/16(b)(e)                               A-1+    VMIG-1       3,350         3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A Refunding Sub RB
  (INS-MBIA Insurance Corp.) 3.17%,
  05/15/33(b)(e)                               A-1+    VMIG-1       3,100         3,100,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/26(b)(c)                         --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series 1997
  Higher Education VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  01/01/18(b)(c)(o)                            A-1+      --        10,900        10,900,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2005 Unlimited Tax
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1       19,000        19,113,584
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006 B
  Commercial Paper Notes
  3.30%, 06/06/06                              A-1+     P-1       $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2005 A Commercial
  Paper Notes
  3.22%, 04/05/06                              A-1+     P-1        22,500        22,500,000
-------------------------------------------------------------------------------------------
  3.28%, 05/15/06                              A-1+     P-1        15,000        15,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/06/06                              A-1+     P-1        15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
  2000 A26 VRD RB
  (Acquired 11/09/04; Cost $9,230,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,230         9,230,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Klein City of) Independent
  School District); Series 2005 C-02
  Unlimited Tax VRD GO
  (Acquired 11/15/05; Cost $6,345,000) 3.21%,
  08/01/31(b)(h)(i)                             --     VMIG-1       6,345         6,345,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003 B16 VRD RB
  (Acquired 02/19/03; Cost $16,005,000)
  3.21%, 08/15/25(b)(h)(i)                      --     VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Series 2003 B14 Refunding VRD RB
  (Acquired 01/29/03; Cost $7,985,000) 3.21%,
  08/15/22(b)(h)(i)                             --     VMIG-1       7,985         7,985,000
===========================================================================================
                                                                                401,585,167
===========================================================================================

UTAH-1.47%

Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005
  Lease VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 06/01/21(b)(c)  A-1+      --           900           900,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray (City of)
  Hospital); Series 2002 PA-1066 VRD RB
  (Acquired 10/02/02; Cost $5,995,000) 3.21%,
  05/15/06(b)(h)(i)                             A-1      --         5,995         5,995,000
-------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Series 2003 D Hospital VRD RB
  3.18%, 05/15/36(d)                           A-1+      --         7,800         7,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

UTAH-(CONTINUED)

  Series 2005 D Hospital VRD RB
  3.19%, 05/15/37(b)                           A-1+    VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003 Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 02/15/31(b)                           A-1+      --         4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 08/01/28(b)(c)  A-1+      --           800           800,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Series 2002 A59 Power Supply VRD
  RB
  (Acquired 10/23/02; Cost $10,630,000)
  3.21%, 07/01/10(b)(h)(i)                      --     VMIG-1      10,630        10,630,000
-------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Series 2004
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 12/01/34(b)                           A-1+      --         9,675         9,675,000
===========================================================================================
                                                                                 46,735,000
===========================================================================================

VERMONT-0.16%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984 Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts) 3.31%,
  12/01/13(c)(f)                               A-1+      --         2,500         2,500,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985 Student Loan VRD RB
  (LOC-State Street Bank & Trust Co.)
  3.25%, 01/01/08(c)(f)                         --     VMIG-1       2,640         2,640,000
===========================================================================================
                                                                                  5,140,000
===========================================================================================

VIRGINIA-0.23%

Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003 Residential Care Facility VRD
  RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/33(b)(c)                         A-1      --           750           750,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Spotsylvania (County of) Industrial
  Development Authority (Rappah-Annock Area
  YMCA Project); Series 2002 VDR IDR
  (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/23(b)(c)                                --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Stafford (County of) & Staunton (City of);
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.25%,
  04/13/06(c)                                   --     VMIG-1       1,870         1,870,000
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury);
  Series 2005B Residential Care Facility VRD
  IDR (LOC-Branch Banking & Trust Co.) 3.20%,
  01/01/10(b)(c)                                --     VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                  7,315,000
===========================================================================================

WASHINGTON-6.47%

ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12 Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000) 3.22%,
  07/01/10(b)(h)(i)                             --     VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 05/13/03; Cost $10,685,000)
  3.22%, 07/01/10(b)(h)(i)(j)                   --       --        10,685        10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37 Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000) 3.22%,
  12/01/12(b)(h)(i)                             --     VMIG-1       8,235         8,235,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King (County
  of)); Series 2001-1 Multi-State Non-AMT VRD
  Limited Tax GO
  Ctfs. (Acquired 01/04/01; Cost $10,000,000)
  3.22%, 07/01/06(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/28(b)(c)(j)                             --       --         2,565         2,565,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (Washington (State of)
  Public Power Supply Systems Project No. 2);
  Series 1996-4703 A VRD COP (Acquired
  05/02/01; Cost $5,870,000) 3.21%,
  07/01/11(b)(h)(i)                            A-1+      --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington (State
  of)); Series 1998-4701 A VRD COP (Acquired
  07/20/00; Cost $14,400,000) 3.21%,
  05/01/18(b)(h)(i)                            A-1+      --        14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.18%,
  06/05/06(c)                                  A-1+      --        37,200        37,200,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 Commercial Paper Notes TRAN
  (LOC-Bank of America, N.A.) 3.18%,
  06/06/06(c)                                  A-1+      --        16,800        16,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001 Limited Tax
  VRD GO
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/21(b)(c)(j)                             --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004 593 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 04/01/23(b)(c)   --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%,
  12/01/19(b)(c)(o)                             --     VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%, 12/01/19(b)(c)   --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); Series 2002-739D VRD RB
  (Acquired 07/21/04; Cost $5,000,000) 3.20%,
  09/01/20(b)(h)(i)                             A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997
  Special Revenue VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  01/01/27(b)(c)                               A-1+    VMIG-1     $12,705    $   12,705,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B Low Income
  Housing Assistance VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 05/01/19(b)(c)  A-1+      --         2,225         2,225,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995
  Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 12/01/15(b)(c)  A-1+      --         2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994 Refunding VRD IDR
  3.25%, 11/01/25(b)(o)                        A-1+    VMIG-1       6,524         6,524,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003
  Refunding Housing VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/34(b)(c)(j)                             --       --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Series 2001
  A46 Sales Tax & Motor VRD RB
  (Acquired 11/12/03; Cost $6,255,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       6,255         6,255,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E Economic
  Development VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/25(b)(c)  A-1+      --         2,545         2,545,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  12/01/33(b)(c)                                --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (Antioch University Project);
  Series 2005 Non-Profit Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%, 01/01/27(b)(c)  A-1+      --       $ 6,635    $    6,635,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Judson Park Project); Series
  2004 A Non-Profit Housing Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%,
  01/01/29(b)(c)(j)                             --       --         9,855         9,855,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994 Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 10/01/19(b)(c)  A-1+      --         3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000 Non-Profit VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/30(b)(c)                                --     VMIG-1       1,350         1,350,000
===========================================================================================
                                                                                206,034,000
===========================================================================================

WEST VIRGINIA-0.13%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991 Refunding VRD RB
  (LOC-Wachovia Bank, N.A.) 3.21%,
  06/01/14(b)(c)                                --      Aa2         4,140         4,140,000
===========================================================================================

WISCONSIN-2.97%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25 Non-AMT VRD RB
  (Acquired 08/01/05; Cost $17,370,000)
  3.22%, 12/01/13(b)(h)(i)(j)                   --       --        17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.22%, 06/01/36(b)(c)                         --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004 VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  01/01/35(b)(c)(g)                             A-1      --       $ 4,995    $    4,995,000
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 08/01/28(b)(c)   --     VMIG-1       2,300         2,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999 VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000) 3.20%, 07/01/14(b)(c)(i)    A-1+      --         2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B VRD (LOC-JPMorgan Chase Bank,
  N.A.)
  3.19%, 11/01/25(b)(c)                        A-1+      --         7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield); Series
  2006 B VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 01/15/36(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.21%, 07/01/28(b)(c)                         --     VMIG-1       3,150         3,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/15/23(b)(c)                         --     VMIG-1     $ 6,900    $    6,900,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.21%, 06/01/23(b)(c)                         --     VMIG-1       9,115         9,115,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1994 A VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 09/01/19(b)(c)                         A-1      --         5,350         5,350,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987 VRD RB
  (LOC-KBC Bank N.V.) (Acquired 05/02/05;
  Cost $27,000,000) 3.22%,
  12/01/17(b)(c)(g)(i)                          A-1      --        27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/01/19(b)(c)                         A-1      --         1,830    $    1,830,000
===========================================================================================
                                                                                 94,545,000
===========================================================================================
TOTAL INVESTMENTS(s)(t)-101.02% (Cost
  $3,218,678,145)                                                             3,218,678,145
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.02)%                                           (32,564,046)
===========================================================================================
NET ASSETS-100.00%                                                           $3,186,114,099
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

TAX-FREE INVESTMENTS TRUST

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in notes (j) and
    (r) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $901,459,500, which represented 28.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1(+).
(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2006.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(n) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on March 31, 2006.
(o) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $43,660,000, which represented 1.37% of the Fund's Net Assets.
(q) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(r) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                          PERCENTAGE
   ----------------------------------------------------------------------------
   MBIA Insurance Corp.........................................         10.8%
   Bank of America, N.A........................................         10.1
   Financial Guaranty Insurance Co.............................          9.6
   Ambac Assurance Corp........................................          7.9
   Financial Security Assurance Inc............................          5.6
   JPMorgan Chase Bank, N.A....................................          5.1
   Other Entities Less than 5%.................................         51.9
    ___________________________________________________________________________
   ============================================================================

(t) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $3,218,678,145)   $3,218,678,145
------------------------------------------------------------
Cash                                              31,076,298
------------------------------------------------------------
Receivables for:
  Investments sold                                15,651,522
------------------------------------------------------------
  Interest                                        16,908,650
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               131,854
------------------------------------------------------------
Other assets                                         179,596
============================================================
    Total assets                               3,282,626,065
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           88,174,709
------------------------------------------------------------
  Dividends                                        7,652,839
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,176
------------------------------------------------------------
Accrued distribution fees                            164,238
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,203
------------------------------------------------------------
Accrued transfer agent fees                           36,664
------------------------------------------------------------
Accrued operating expenses                           175,137
============================================================
    Total liabilities                             96,511,966
============================================================
Net assets applicable to shares outstanding   $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,186,155,807
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (41,708)
============================================================
                                              $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,892,111,475
____________________________________________________________
============================================================
Private Investment Class                      $  220,988,368
____________________________________________________________
============================================================
Personal Investment Class                     $   20,902,039
____________________________________________________________
============================================================
Cash Management Class                         $  683,659,237
____________________________________________________________
============================================================
Reserve Class                                 $   19,052,332
____________________________________________________________
============================================================
Resource Class                                $  341,383,838
____________________________________________________________
============================================================
Corporate Class                               $    8,016,810
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,892,075,711
____________________________________________________________
============================================================
Private Investment Class                         220,977,389
____________________________________________________________
============================================================
Personal Investment Class                         20,899,102
____________________________________________________________
============================================================
Cash Management Class                            683,667,258
____________________________________________________________
============================================================
Reserve Class                                     19,050,468
____________________________________________________________
============================================================
Resource Class                                   341,385,961
____________________________________________________________
============================================================
Corporate Class                                    8,016,425
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $90,277,722
=========================================================================

EXPENSES:

Advisory fees                                                   6,919,662
-------------------------------------------------------------------------
Administrative services fees                                      605,661
-------------------------------------------------------------------------
Custodian fees                                                    157,245
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,140,330
-------------------------------------------------------------------------
  Personal Investment Class                                       153,273
-------------------------------------------------------------------------
  Cash Management Class                                           620,308
-------------------------------------------------------------------------
  Reserve Class                                                   166,612
-------------------------------------------------------------------------
  Resource Class                                                  713,622
-------------------------------------------------------------------------
  Corporate Class                                                   3,442
-------------------------------------------------------------------------
Transfer agent fees                                               527,776
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         123,327
-------------------------------------------------------------------------
Other                                                             801,915
=========================================================================
    Total expenses                                             11,933,173
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,662,053)
=========================================================================
    Net expenses                                                9,271,120
=========================================================================
Net investment income                                          81,006,602
=========================================================================
Net realized gain from Investment securities                       20,198
=========================================================================
Net increase in net assets resulting from operations          $81,026,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   81,006,602    $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   20,198           (60,974)
==============================================================================================
    Net increase in net assets resulting from operations          81,026,800        36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (51,535,231)      (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,114,924)       (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (404,324)          (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,063,769)       (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (276,474)          (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,314,990)       (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (296,890)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (81,006,602)      (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (224,964,600)      163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                        24,371,221        46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       10,024,848           483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (41,462,324)      (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,744,079        (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                  51,762,427        (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                  8,016,425                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (162,507,924)      152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (162,487,726)      152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,348,601,825     3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,186,114,099    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

TAX-FREE INVESTMENTS TRUST

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended March 31, 2006, AIM waived fees of $1,762,263.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $307.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $605,661.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2006, AISI retained $527,776.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $570,165, $112,400, $496,246, $144,953, $570,898 and
$3,442, respectively, after FMC waived Plan fees of $570,165, $40,873, $124,062, $21,659, $142,724 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $194,014,926, which resulted in net realized gains (losses) of $0 and securities purchases of $14,773,207.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

TAX-FREE INVESTMENTS TRUST

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $16,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $81,006,602    $36,860,093
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                       $      244,894
------------------------------------------------------------------------------
Temporary book/tax differences                                        (244,894)
------------------------------------------------------------------------------
Capital loss carryforward                                              (41,708)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,186,155,807
==============================================================================
Total net assets                                                $3,186,114,099
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

TAX-FREE INVESTMENTS TRUST


    The Fund utilized $13,004 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
March 31, 2013                                                     $41,708
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   24,419,859,762    $ 24,419,859,762     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 590,733,012         590,733,012        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 32,503,439          32,503,439         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,375,896,321       7,375,896,321      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            162,245,979         162,245,979        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,316,222,552       2,316,222,552      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       129,405,787         129,405,787                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       30,895,326          30,895,326         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,802,001           3,802,001          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    201,846             201,846              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,231,407          11,231,407          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                247,862             247,862             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,599,542           7,599,542          2,383,423           2,383,423
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                            10,644              10,644                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (24,675,719,687)    (24,675,719,687)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (570,163,791)       (570,163,791)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (22,680,438)        (22,680,438)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,428,590,053)     (7,428,590,053)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (152,749,762)       (152,749,762)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,272,059,667)     (2,272,059,667)    (1,788,092,794)     (1,788,092,794)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (121,400,006)       (121,400,006)                --                  --
=================================================================================================================================
                                                          (162,507,924)   $   (162,507,924)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

TAX-FREE INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding for the period indicated.

                                                                    CORPORATE CLASS
                                                                -----------------------
                                                                   SEPTEMBER 8, 2005
                                                                (DATE SALES COMMENCED)
                                                                     TO MARCH 31,
                                                                         2006
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 1.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.01
=======================================================================================
Less distributions from net investment income                            (0.01)
=======================================================================================
Net asset value, end of period                                          $ 1.00
_______________________________________________________________________________________
=======================================================================================
Total return(a)                                                           1.52%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $8,017
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                          0.25%(b)
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                       0.30%(b)
=======================================================================================
Ratio of net investment income to average net assets                      2.46%(b)
_______________________________________________________________________________________
=======================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $20,425,839.

TAX-FREE INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

TAX-FREE INVESTMENTS TRUST
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TAX-FREE INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tax-Free Investments Trust and Corporate Class Shareholders of Tax-Free Cash Reserve Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the Corporate Class financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Corporate Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the Corporate Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

TAX-FREE INVESTMENTS TRUST

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006.

AIM Tax-Free Cash Reserve Portfolio Corporate Class paid ordinary dividends in the amount of $0.0151 during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 100%, 100%, 100% and 100%, respectively.

TAX-FREE INVESTMENTS TRUST

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1992           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of March 31, 2006

TAX-FREE INVESTMENTS TRUST



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51(st)    & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com                 TFIT-AR-2             Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                             INSTITUTIONAL CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  MARCH 31, 2006
                                                                   ANNUAL REPORT


                                 [COVER IMAGE]
ANNUAL


=============================================

INSIDE THIS REPORT

Letter to Shareholders.................... 1

Fund Data................................. 2

Letter from Independent
Chairman of Board of Trustees............. 3

Calculating Your Ongoing Fund Expenses.... 4

Approval of Investment Advisory
Agreements and Summary of Independent
Written Fee Evaluation.................... 5

Financial Pages......................... F-1

=============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Institutional Class of Tax-Free Cash Reserve Portfolio of
   [GRAHAM         Tax-Free Investments Trust, part of AIM Cash Management,
    PHOTO]         covering the fiscal year ended March 31, 2006. Thank you for investing with us.

                      Tax-Free Cash Reserve Portfolio seeks to provide as high a ROBERT H. GRAHAM level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

   The Fund continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve Board (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed raised this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year-end approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

   o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

   o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

   o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

IN CLOSING

We are pleased to send you this report on your investment. AIM
Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM

Robert H. Graham
Vice Chair & President, Tax-Free Investments Trust

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


===============================================================================================================
SHARE CLASS DATA


   DATA AS OF 3/31/06

   CLASS                            YIELD                 WEIGHTED AVERAGE MATURITY           NET ASSETS
                            7-DAY           MONTHLY      RANGE DURING      AT FISCAL
                          SEC YIELD          YIELD        FISCAL YEAR       YEAR END

   Institutional            2.95%            2.90%         19-31 days        24 days         $1.8 billion

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance.
   Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

===============================================================================================================


===================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 3/31/06

1-7                          82.5%

8-30                          3.3

31-90                         7.2

91-180                        3.3

181+                          3.7

===================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
    [CROCKETT      independent chair--I can assure you that shareholder
      PHOTO]       interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the
BRUCE L. CROCKETT  shareholders, as shown in the highlights of 2005 listed below:

                      o During 2005, management proposed, and your board
                        approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      o Also during 2005, management proposed to your board the
                        merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                      o Your board, through its Investments Committee and
                        Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                      In 2006, your board will continue to focus on fund
                   expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                      Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   May 17, 2006

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over      The hypothetical account values and
                                             the period. Simply divide your account        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),       you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in     information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled          of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       To do so, compare this 5% hypothetical
in the Fund and to compare these costs       estimate the expenses you paid on your        example with the 5% hypothetical examples
with ongoing costs of investing in other     account during this period.                   that appear in the shareholder reports of
mutual funds. The example is based on an                                                   the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                         Please note that the expenses shown in
entire period October 1, 2005, through                                                     the table are meant to highlight your
March 31, 2006.                              The table below also provides information     ongoing costs only. Therefore, the
                                             about hypothetical account values and         hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     comparing ongoing costs only, and will
                                             actual expense ratio and an assumed rate      not help you determine the relative total
The table below provides information         of return of 5% per year before expenses,     costs of owning different funds.
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================

                                                                                        HYPOTHETICAL
                                                          ACTUAL              (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING              ENDING             EXPENSES           ENDING           EXPENSES        ANNUALIZED
                       ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE      PAID DURING        EXPENSE
    CLASS                (10/1/05)           (3/31/06)(1)          PERIOD(2)         (3/31/06)          PERIOD(2)         RATIO
Institutional            $1,000.00             $1,013.90             $1.10           $1,023.83           $1.11            0.22%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment            rates for three institutional money
Committee of the Board, at a meeting held    personnel and considered such issues as       market funds (one of which has an
on June 30, 2005, the Board, including       AIM's portfolio and product review            "all-in" fee structure whereby AIM pays
all of the independent trustees, approved    process, AIM's legal and compliance           all of the fund's ordinary operating
the continuance of the advisory agreement    function, AIM's use of technology, AIM's      expenses), advised by AIM with investment
(the "Advisory Agreement") between the       portfolio administration function and the     strategies comparable to those of the
Fund and AIM for another year, effective     quality of AIM's investment research.         Fund; (ii) was lower than the advisory
July 1, 2005.                                Based on the review of these and other        fee rates for a variable insurance fund
                                             factors, the Board concluded that the         advised by AIM and offered to insurance
   The Board considered the factors          quality of services to be provided by AIM     company separate accounts with investment
discussed below in evaluating the            was appropriate and that AIM currently is     strategies comparable to those of the
fairness and reasonableness of the           providing satisfactory services in            Fund; (iii) was lower than the advisory
Advisory Agreement at the meeting on         accordance with the terms of the Advisory     fee rates for one offshore fund for which
June 30, 2005 and as part of the Board's     Agreement.                                    an AIM affiliate serves as advisor with
ongoing oversight of the Fund. In their                                                    investment strategies comparable to those
deliberations, the Board and the             o The performance of the Fund relative to     of the Fund; and (iv) was higher than the
independent trustees did not identify any    comparable funds. The Board reviewed the      advisory fee rates for two unregistered
particular factor that was controlling,      performance of the Fund during the past       pooled investment vehicles, and
and each trustee attributed different        one, three and five calendar years            comparable to the advisory fee rates for
weights to the various factors.              against the performance of funds advised      a third unregistered pooled investment
                                             by other advisors with investment             vehicle, for which an AIM affiliate
   One of the responsibilities of the        strategies comparable to those of the         serves as advisor with investment
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's         strategies comparable to those of the
independent of AIM and AIM's affiliates,     performance in such periods was at or         Fund. The Board noted that AIM has agreed
is to manage the process by which the        above the median performance of such          to waive fees and/or limit expenses of
Fund's proposed management fees are          comparable funds. Based on this review,       the Fund, as discussed below. Based on
negotiated to ensure that they are           the Board concluded that no changes           this review, the Board concluded that the
negotiated in a manner which is at arm's     should be made to the Fund and that it        advisory fee rate for the Fund under the
length and reasonable. To that end, the      was not necessary to change the Fund's        Advisory Agreement was fair and
Senior Officer must either supervise a       portfolio management team at this time.       reasonable.
competitive bidding process or prepare an
independent written evaluation. The          o The performance of the Fund relative to     o Fees relative to those of comparable
Senior Officer has recommended an            indices. The Board reviewed the               funds with other advisors. The Board
independent written evaluation in lieu of    performance of the Fund during the past       reviewed the advisory fee rate for the
a competitive bidding process and, upon      one, three and five calendar years            Fund under the Advisory Agreement. The
the direction of the Board, has prepared     against the performance of the Lipper         Board compared effective contractual
such an independent written evaluation.      Institutional Tax-Exempt Money Market         advisory fee rates at a common asset
Such written evaluation also considered      Index.* The Board noted that the Fund's       level and noted that the Fund's rate was
certain of the factors discussed below.      performance in such periods was               below the median rate of the funds
In addition, as discussed below, the         comparable to the performance of such         advised by other advisors with investment
Senior Officer made certain                  Index. Based on this review, the Board        strategies comparable to those of the
recommendations to the Board in              concluded that no changes should be made      Fund that the Board reviewed. The Board
connection with such written evaluation.     to the Fund and that it was not necessary     noted that AIM has agreed to waive fees
                                             to change the Fund's portfolio management     and/or limit expenses of the Fund, as
   The discussion below serves as a          team at this time.                            discussed below. Based on this review,
summary of the Senior Officer's                                                            the Board concluded that the advisory fee
independent written evaluation and           o Meeting with the Fund's portfolio           rate for the Fund under the Advisory
recommendations to the Board in              managers and investment personnel. With       Agreement was fair and reasonable.
connection therewith, as well as a           respect to the Fund, the Board is meeting
discussion of the material factors and       periodically with such Fund's portfolio       o Expense limitations and fee waivers.
the conclusions with respect thereto that    managers and/or investment personnel and      The Board noted that AIM has
formed the basis for the Board's approval    believes that such individuals are            contractually agreed to waive fees and/or
of the Advisory Agreement. After             competent and able to continue to carry       limit expenses of the Fund in an amount
consideration of all of the factors below    out their responsibilities under the          necessary to limit total annual operating
and based on its informed business           Advisory Agreement.                           expenses to a specified percentage of
judgment, the Board determined that the                                                    average daily net assets for each class
Advisory Agreement is in the best            o Overall performance of AIM. The Board       of the Fund. The Board considered the
interests of the Fund and its                considered the overall performance of AIM     contractual nature of this fee
shareholders and that the compensation to    in providing investment advisory and          waiver/expense limitation and noted that
AIM under the Advisory Agreement is fair     portfolio administrative services to the      it remains in effect until March 31,
and reasonable and would have been           Fund and concluded that such performance      2007. The Board considered the effect
obtained through arm's length                was satisfactory.                             this fee waiver/expense limitation would
negotiations.                                                                              have on the Fund's estimated expenses and
                                                                                           concluded that the levels of fee
o The nature and extent of the advisory                                                    waivers/expense limitations for the Fund
services to be provided by AIM. The Board                                                  were fair and reasonable.
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by     determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions     Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"                Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,       with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds     is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for            litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This         issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making         governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The        undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements        including maintaining an internal
levels under the Advisory Agreement          were appropriate.                             controls committee and retaining an
therefore reflect economies of scale and                                                   independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of       the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered        the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has      certain governance policies and
                                             the resources necessary to perform its        practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,     actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial      the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its            ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.     the current regulatory and litigation
                                                                                           environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the         should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to       continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the       Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

TAX-FREE INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

March 31, 2006


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-101.02%

ALABAMA-1.42%

Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); Series 2005 A VRD RB
  (LOC-Regions Bank) 3.18%, 07/01/37(b)(c)      --     VMIG-1     $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999 VRD RB
  (INS-Ambac Assurance Corp.) 3.14%,
  12/01/21(d)(e)                                --     VMIG-1       7,515         7,515,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board Pollution Control & Solid Waste
  Disposal (General Electric Co. Project);
  Series 2005 Refunding VRD IDR
  3.17%, 05/01/21(d)                           A-1+    VMIG-1      33,300        33,300,000
===========================================================================================
                                                                                 45,215,000
===========================================================================================

ALASKA-1.19%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985 VRD IDR (LOC-KBC
  Bank N.V.) 3.40%, 06/01/10(c)(f)(g)           --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006 GO TAN
  4.50%, 12/28/06                               --     MIG-1       10,000        10,082,702
-------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A
  Refunding VRD GO
  (INS-MBIA Insurance Corp.) 3.21%,
  06/30/10(b)(e)                               A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.20%, 06/01/49(b)(h)(i)                      --     VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 37,982,702
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


ARIZONA-0.62%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1     $ 2,010    $    2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1       1,785         1,785,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994 Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco) 3.24%, 10/01/25(b)                A-1+      --         5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series 2004
  VRD IDR (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/38(b)(c)                         --     VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001 VRD IDR (LOC-Northern Trust
  Co.)
  3.28%, 08/01/36(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); Series 1982
  VRD IDR (LOC-Credit Suisse) 3.20%,
  10/01/22(b)(c)(g)                             A-1    VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 19,610,000
===========================================================================================

ARKANSAS-0.06%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); Series
  2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/08(b)(c)(j)                             --       --         1,910         1,910,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-2.82%

Centerra (City of) Metropolitan District No.
  1; Series 2004 VRD RB (LOC-BNP Paribas)
  3.20%, 12/01/29(b)(c)(g)                     A-1+      --       $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --           600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  12/01/33(b)(c)                               A-1+      --         5,175         5,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/25(b)(c)                         --     VMIG-1       8,945         8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2005
  TRAN 4.00%, 06/27/06                         SP-1+   MIG-1       10,000        10,031,316
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project);
  Series 2004 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.24%,
  04/01/24(b)(c)                               A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Series
  2004 B Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         4,130         4,130,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers); Series
  2004 A Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         5,145         5,145,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding Series 1997 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 01/01/11(b)(c)  A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
  Refunding Series 2002 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 01/01/31(b)(c)  A-1+      --         3,400         3,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority (Winridge Apartments
  Multifamily); Series 1998 Refunding VRD RB
  (CEP-Federal National Mortgage Association)
  3.19%, 02/15/28(b)                           A-1+      --       $ 2,615    $    2,615,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002 VRD IDR (LOC-Bank of
  America, N.A.) 3.23%, 03/01/17(b)(c)         A-1+      --         2,650         2,650,000
-------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004 Refunding & Improvement Unlimited Tax
  GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/06(c)(k)(l)                            A-1+      --         1,550         1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
  Series 2004 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  10/01/34(b)(c)                               A-1+      --         4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B RB
  (INS-Financial Security Assurance Inc.)
  3.17%, 09/01/25(b)(e)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Project); Series 1993 Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --           740           740,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO
  (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)(k)   AA       --         1,100         1,111,653
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.) 3.50%,
  12/01/06(c)(k)(n)                            A-1+      --         1,000         1,000,000
-------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
  Series 2005 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --         7,450         7,450,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Series 2002 Refunding Special Assessment
  VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.20%,
  12/01/22(b)(c)                               A-1+      --       $   965    $      965,000
-------------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993 Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.25%, 06/01/06(c)(g)(k)(m)        A-1      --           935           935,000
-------------------------------------------------------------------------------------------
Moffat (County of) (Ute Electric
  Association); Series 1984 VRD PCR
  (INS-Ambac Assurance Corp.)
  3.20%, 07/01/10(b)(e)                        A-1+    VMIG-1       2,445         2,445,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (Mandalay Gardens Urban); Series
  2006 VRD TAN (LOC-Depfa Bank PLC) 3.20%,
  12/01/28(b)(c)(g)                            A-1+    VMIG-1       6,380         6,380,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (North Huron Urban Renewal);
  Series 2005 VRD TAN (LOC-Depfa Bank PLC)
  3.20%, 12/01/28(b)(c)(g)                     A-1+    VMIG-1       2,950         2,950,000
-------------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; Series 2002 VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 12/01/22(b)(e)                        A-1+    VMIG-1       1,345         1,345,000
===========================================================================================
                                                                                 89,802,969
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985 Floating Rate PCR (LOC-Citizens Bank
  of Pennsylvania) 3.31%, 12/01/15(c)(f)       A-1+      --         1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Kent School); Series
  2001 C VRD RB
  (INS-MBIA Insurance Corp.) 3.18%,
  07/01/30(b)(e)                                --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C VRD RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/32(b)(c)                               A-1+      --       $ 5,390    $    5,390,000
===========================================================================================
                                                                                  8,290,000
===========================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); Series 2003 VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.18%,
  07/01/33(b)(c)                               A-1+      --         8,250         8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-1.04%

District of Columbia (American Library
  Association); Series 2005 VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  02/01/35(b)(c)                                --     VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/28(b)(c)                               A-1+      --         1,230         1,230,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.15%, 07/17/06(e)                           A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
District of Columbia; Series 2003 A Unlimited
  Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/01/06(e)                            AAA     Aaa         2,715         2,727,245
-------------------------------------------------------------------------------------------
  Series 2003 B Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/06(e)                                   AAA     Aaa         5,430         5,450,626
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); Series 2003 A12 VRD RB
  (Acquired 02/24/03; Cost $4,610,000) 3.21%,
  10/01/17(b)(h)(i)                             --     VMIG-1       4,610         4,610,000
===========================================================================================
                                                                                 33,192,871
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-4.37%

ABN AMRO Munitops Ctfs. Trust (Escambia
  (County of)); Series 2002-24 Refunding
  Florida Non-AMT VRD Ctfs. (Acquired
  10/24/02; Cost $5,000,000) 3.19%,
  10/01/10(b)(h)(i)                             --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Florida (State
  of) Board of Education); Series 2004-48
  Non-AMT VRD RB
  (Acquired 08/05/05; Cost $5,500,000) 3.19%,
  06/01/12(b)(h)(i)                             --     VMIG-1       5,500         5,500,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2005 Commercial
  Paper Note (LOC-Bank of America, N.A.)
  2.65%, 04/04/06(c)                           A-1+      --         4,900         4,900,000
-------------------------------------------------------------------------------------------
  3.37%, 09/12/06(c)                           A-1+      --        18,972        18,972,321
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A VRD
  RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 08/01/17(b)(e)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facility Authority
  (Cleveland Health Clinic); Series 2006 C-2
  Hospital Commercial Paper (LOC-Bank of
  America, N.A.) 3.14%, 04/05/06(c)            A-1+    VMIG-1      13,500        13,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/26(b)(c)(j)                             --       --         2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Lakeside North); Series 2004 Refunding
  Multi-Family Mortgage VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 06/01/34(b)                           A-1+      --         2,630         2,630,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/25(b)(c)(j)                             --       --         5,550         5,550,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004 Commercial Paper (LOC-Bank of
  America, N.A.) 3.25%, 10/04/06(c)            A-1+      --       $18,000    $   18,000,000
-------------------------------------------------------------------------------------------
  3.20%, 10/13/06(c)                           A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  02/20/01; Cost $2,600,000) 3.23%,
  12/01/23(b)(c)(i)(j)                          --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series 2002
  VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  06/01/22(b)(c)                                --     VMIG-1      11,705        11,705,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $9,770,000) 3.20%,
  07/01/22(b)(h)(i)                             A-1      --         9,770         9,770,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  08/01/19(b)(c)(j)                             --       --         1,650         1,650,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992 VRD RB
  (LOC-SunTrust Bank) 3.28%, 11/15/14(b)(c)    A-1+    VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Series 2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/31(b)(c)(j)                             --       --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004 Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.) 3.20%,
  06/01/30(b)(c)                               A-1+     P-1         6,000         6,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School District Sales
  Tax; Series 2005 Commercial Paper (LOC-Bank
  of America, N.A.) 3.22%, 05/09/06(c)         A-1+     P-1       $11,500    $   11,500,000
-------------------------------------------------------------------------------------------
Port Orange (City of) (Palmer College
  Project); Series 2002 VRD RB (LOC-LaSalle
  Bank N.A.)
  3.19%, 10/01/32(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); Series 2001 VRD
  RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/22(b)(c)(j)                             --       --         4,910         4,910,000
===========================================================================================
                                                                                139,222,321
===========================================================================================

GEORGIA-5.36%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15 Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000) 3.20%,
  01/01/12(b)(h)(i)                             --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 2004 B Commercial Paper
  (LOC-Dexia Bank) 3.30%, 04/05/06(c)(g)       A-1+     P-1         3,000         3,000,000
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1999 B VRD
  PCR (INS-Ambac Assurance Corp.) 3.18%,
  01/01/20(d)(e)                               A-1+    VMIG-1      17,800        17,800,000
-------------------------------------------------------------------------------------------
  Series 2005 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.) 3.22%,
  04/05/06(e)                                  A-1+    VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06(e)                           A-1+    VMIG-1      24,900        24,900,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Forsyth (County
  of) School District); Series 2004-6 A VRD
  Unlimited Tax GO
  (Acquired 10/20/04; Cost $2,960,000) 3.21%,
  02/01/18(b)(h)(i)                            A-1+      --         2,960         2,960,000
-------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/25(b)(c)                         --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Cobb (County of); Series 2006 Unlimited Tax
  GO TAN
  4.50%, 12/29/06                              SP-1+   MIG-1       20,000        20,141,600
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988
  Refunding Floating Rate Multi-Family
  Housing RB
  (LOC-Bank of America, N.A.) 3.22%,
  12/01/07(b)(c)                               A-1+      --       $ 9,250    $    9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C VRD COP (Acquired
  07/26/00; Cost $20,000,000) 3.21%,
  07/01/15(b)(h)(i)                            A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/25(b)(c)                         --     VMIG-1       8,350         8,350,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000 Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.23%, 06/01/15(b)(c)                        A-1+      --         1,925         1,925,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/35(b)(c)                         --     VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority; Series
  2003 B Anticipation Ctfs. Northside RB
  (LOC-Wachovia Bank, N.A.) 3.14%,
  10/01/33(c)(d)                                --     VMIG-1       5,690         5,690,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004 520 VRD RB
  (Acquired 04/20/05; Cost $24,995,000)
  3.21%, 05/01/12(b)(h)(i)                      A-1      --        24,995        24,995,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.23%,
  11/01/27(b)(c)                                --     VMIG-1       1,960         1,960,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Wachovia MERLOTs (Dalton (City of)); Series
  2003 A02 Utilities VRD RB
  (Acquired 08/25/04; Cost $4,790,000) 3.21%,
  01/01/12(b)(h)(i)                             --     VMIG-1     $ 4,790    $    4,790,000
===========================================================================================
                                                                                170,856,600
===========================================================================================

HAWAII-0.31%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101 VRD COP (Acquired
  01/11/01; Cost $6,000,000) 3.21%,
  12/01/16(b)(h)(i)                            A-1+      --         6,000         6,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Hawaii (State of)); Series
  2003 A16 Unlimited Tax VRD GO
  (Acquired 02/27/03; Cost $3,870,000) 3.21%,
  07/01/18(b)(h)(i)                             --     VMIG-1       3,870         3,870,000
===========================================================================================
                                                                                  9,870,000
===========================================================================================

IDAHO-1.19%

Custer (County of) Pollution Control (Amoco
  Oil Co.- Standard Oil Industry Project);
  Series 1983 VRD PCR 2.85%,
  04/01/06(g)(k)(m)                            A-1+      --        23,000        23,000,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2005 Unlimited Tax
  GO TAN
  4.00%, 06/30/06                              SP-1+   MIG-1       15,000        15,047,904
===========================================================================================
                                                                                 38,047,904
===========================================================================================

ILLINOIS-16.48%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4 VRD
  GO
  Ctfs. (Acquired 11/10/05; Cost $24,225,000)
  3.20%, 12/01/09(b)(h)(i)                      --     VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.22%,
  07/01/07(b)(h)(i)                             --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.22%, 07/01/13(b)(h)(i)(j)                   --       --        15,165        15,165,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Aurora (City of) Economic Development (Aurora
  University); Series 2004 VRD RB
  (LOC-Harris N.A.) 3.28%, 03/01/35(b)(c)      A-1+    VMIG-1     $ 6,400    $    6,400,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB
  (Acquired 08/26/99; Cost $10,000,000)
  3.23%, 03/15/07(b)(h)(i)                      A-1      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB
  (Acquired 05/06/02; Cost $10,130,000)
  3.23%, 06/05/14(b)(h)(i)                      A-1      --        10,130        10,130,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (University of
  Illinois); Series 2005-10 A VRD RB
  (Acquired 04/27/05; Cost $3,355,000) 3.21%,
  04/01/19(b)(h)(i)                            A-1+      --         3,355         3,355,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 D VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/32(b)(c)  A-1+      --         3,230         3,230,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A VRD COP (Acquired 03/22/06;
  Cost $6,200,000) 3.21%, 01/01/33(b)(h)(i)    A-1+      --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000) 3.21%, 01/01/29(b)(h)(i)    A-1+      --         5,500         5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308 VRD COP
  (Acquired 12/12/01; Cost $8,655,000) 3.21%,
  11/01/26(b)(h)(i)                            A-1+      --         8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305 VRD COP (Acquired
  04/02/01; Cost $4,950,000) 3.31%,
  01/01/35(b)(h)(i)                            A-1+      --         4,950         4,950,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Cook (County of)
  Regional Transportation Authority); Series
  2000-1303 VRD COP (Acquired 03/26/01; Cost
  $19,000,000) 3.21%, 07/01/23(b)(h)(i)        A-1+      --       $19,000    $   19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304 VRD COP (Acquired
  06/27/00; Cost $7,340,000) 3.21%,
  06/01/21(b)(h)(i)                            A-1+      --         7,340         7,340,000
-------------------------------------------------------------------------------------------
Elmhurst (City of) (JT Community
  Accredation); Series 1988 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%, 07/01/18(b)(c)                        A-1+    VMIG-1       1,275         1,275,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB
  (LOC-Northern Trust Co.) 3.15%,
  08/01/26(b)(c)(o)                            A-1+      --         2,374         2,374,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 09/24/03;
  Cost $4,100,000) 3.20%, 01/01/19(b)(c)(i)     A-1      --         4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/01/21(c)(d)                               A-1+      --         4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,215,000) 3.21%, 04/01/32(b)(c)(i)     A-1      --         2,215         2,215,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  Series 1997 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/32(b)(c)                        A-1+      --         2,400         2,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998 VRD RB
  (LOC-Harris N.A.) 3.28%, 02/01/33(b)(c)      A-1+      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A., LaSalle
  Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000) 3.28%, 08/01/30(b)(c)(i)          A-1      --         4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994 VRD RB
  (LOC-Northern Trust Co., Harris N.A.,
  JPMorgan Chase Bank, N.A.) 3.22%,
  12/01/28(b)(c)                               A-1+    VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A., Northern
  Trust Co.) 3.22%, 02/01/29(b)(c)             A-1+    VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day); Series
  2003 RB
  (LOC-Northern Trust Co.) 3.21%,
  07/01/33(b)(c)                                --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 01/29/03;
  Cost $2,975,000) 3.20%, 07/01/41(b)(c)(i)     A-1      --         2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/24(b)(c)                        A-1+      --         2,925         2,925,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Teachers Academy for Math);
  Series 2001 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/21(b)(c)                         --     VMIG-1     $ 2,975    $    2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002 VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 10/01/33(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/32(b)(c)                         --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (World Communications Inc.);
  Series 2000 VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  08/01/15(b)(c)                                --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996 VRD RB
  (LOC-Northern Trust Co.) 3.28%,
  01/01/26(b)(c)                               A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002
  RB
  (LOC-Fifth Third Bank) 3.28%,
  03/01/32(b)(c)                                --     VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/28(b)(c)                         A-1    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B VRD RB
  (LOC-Allied Irish Banks PLC) 3.28%,
  10/01/30(b)(c)(g)                             --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/33(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) 3.22%,
  11/01/32(b)(c)                               A-1+      --       $ 3,950    $    3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000 VRD RB
  (LOC-Harris N.A.) 3.28%, 11/01/30(b)(c)      A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/26(b)(c)                         --     VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 06/01/29(b)(c)                        A-1+      --         5,700         5,700,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/29(b)(c)                        A-1+      --         1,600         1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 2006 Pooled Financing
  Commercial Paper Notes (LOC-Northern Trust
  Co.)
  3.22%, 04/04/06(c)                           A-1+      --        16,200        16,200,000
-------------------------------------------------------------------------------------------
  3.28%, 05/23/06(c)                           A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006 VRD RB
  (LOC-National City Bank) 3.20%,
  03/01/26(b)(c)                                A-1      --         6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2005 A VRD RAN
  (LOC-Harris N.A.) 3.25%, 06/30/06(b)(c)      A-1+      --         7,745         7,745,000
-------------------------------------------------------------------------------------------
  Series 2006 B VRD RAN (LOC-Harris N.A.)
  3.25%, 06/30/06(b)(c)                        A-1+      --         7,355         7,355,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A Refunding
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/28(b)(c)                         --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 02/15/35(b)(c)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (North
  Park University Project); Series 2005 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 07/01/35(b)(c)                        A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/24(b)(c)                         --     VMIG-1       5,270         5,270,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A VRD RB
  (LOC-LaSalle Bank N.A.) 3.21%,
  11/01/24(b)(c)                                A-1      --         2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (WBEZ
  Alliance Inc. Project); Series 2005 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  10/01/40(b)(c)                                A-1      --         8,500         8,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004 VRD RB
  (LOC-Harris N.A.) 3.22%, 06/01/34(b)(c)       --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society);
  Series 1989 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 02/15/19(b)(c)                        A-1+      --           937           937,238
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/33(b)(c)                        A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995 VRD RB
  3.22%, 08/15/25(b)                           A-1+    VMIG-1     $22,235    $   22,235,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996
  Multi-Family VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  09/15/20(b)(c)                                A-1      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Riverside Health System); Series
  1996 B VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  11/15/16(b)(c)                                A-1      --         4,545         4,545,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Housing Development
  Authority (Lakeshore Plaza); Series 2000 A
  Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 3.19%,
  07/01/27(b)(e)                               A-1+    VMIG-1      20,775        20,775,000
-------------------------------------------------------------------------------------------
Illinois (State of); Series 2005 Unlimited
  Tax Ctfs. GO
  4.50%, 04/28/06                              SP-1+   MIG-1       10,000        10,009,252
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974 VRD Limited Tax
  GO
  (Acquired 07/06/05; Cost $1,100,000) 3.21%,
  01/01/13(b)(h)(i)                             A-1      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000 Multi-Family Housing
  VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 12/15/30(b)                           A-1+      --        14,855        14,855,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

McCook (City of) (Illinois Saint Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --       $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --         1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005 VRD
  IDR (LOC-Allied Irish Banks PLC) 3.20%,
  06/01/35(b)(c)(g)                             --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 11/15/33(b)(c)                        A-1+    VMIG-1       4,520         4,520,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003 B18
  VRD RB
  (Acquired 02/19/03; Cost $9,705,000) 3.21%,
  05/01/20(b)(h)(i)                             --     VMIG-1       9,705         9,705,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Board of
  Education); Series 2000 A4 VRD Unlimited
  Tax GO
  (Acquired 11/12/03; Cost $4,845,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       4,845         4,845,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Emergency
  Telephone System); Series 2002 A44 VRD
  Limited Tax GO
  (Acquired 08/02/02; Cost $7,825,000) 3.21%,
  01/01/20(b)(h)(i)                             --     VMIG-1       7,825         7,825,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12 VRD Limited Tax GO
  (Acquired 10/13/00; Cost $12,200,000)
  3.21%, 01/01/23(b)(h)(i)                      --     VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County of) Regional
  Transportation Authority); Series 2001 A93
  VRD RB
  (Acquired 10/10/01; Cost $7,235,000) 3.21%,
  07/01/27(b)(h)(i)                             --     VMIG-1       7,235         7,235,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Series 2002 A41 VRD Unlimited Tax GO
  (Acquired 07/25/02; Cost $17,675,000)
  3.21%, 06/01/17(b)(h)(i)                      --     VMIG-1     $17,675    $   17,675,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
  2003 B11 VRD Unlimited Tax GO
  (Acquired 01/29/03; Cost $6,995,000) 3.21%,
  11/15/25(b)(h)(i)                             --     VMIG-1       6,995         6,995,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Illinois (State of));
  Series 2001 A124 VRD Unlimited Tax GO
  (Acquired 11/26/01; Cost $7,880,000) 3.21%,
  11/01/26(b)(h)(i)                             A-1      --         7,880         7,880,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S VRD GO
  (Acquired 03/20/00; Cost $14,400,000)
  3.21%, 04/01/30(b)(h)(i)                      --     VMIG-1      14,400        14,400,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.28%,
  12/01/25(b)(c)                                --     VMIG-1       9,600         9,600,000
===========================================================================================
                                                                                525,020,490
===========================================================================================

INDIANA-3.47%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7 Non-AMT VRD RB
  (Acquired 11/17/05;Cost $5,000,000) 3.21%,
  07/01/10(b)(h)(i)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB
  (Acquired 11/12/03; Cost $13,795,000)
  3.20%, 07/15/11(b)(h)(i)                      --     VMIG-1      13,795        13,795,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Trust (Wayne (Township of),
  Marion (County of) School Building Corp.)
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $8,000,000)
  3.20%, 01/15/12(b)(h)(i)(j)                   --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

CDC Municipal Products, Inc. (Indiana (State
  of) Transportation Finance Authority);
  Series 2004-5 A Highway VRD RB
  (Acquired 10/21/04; Cost $1,975,000) 3.21%,
  12/01/18(b)(h)(i)                            A-1+      --       $ 1,975    $    1,975,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A
  Advanced Funding Program RB
  (LOC-Bank of New York) 4.50%, 02/01/07       SP-1+   MIG-1        9,290         9,378,372
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/25/05; Cost $3,410,000) 3.22%,
  08/01/31(b)(c)(i)                            A-1+      --         3,410         3,410,000
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2002 Educational Facilities
  Historical VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/37(b)(c)                         --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/39(b)(c)                         --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 12/01/23(b)(c)                         --     VMIG-1       1,415         1,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/24(b)(c)                         --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/27(b)(c)                        A-1+      --        15,000        15,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  06/01/25(b)(c)                               A-1+      --       $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Merrillville (City of)
  Multi School Building Corp.); Series 2005
  923 VRD RB
  (Acquired 06/09/05; Cost $4,765,000) 3.21%,
  01/15/13(b)(h)(i)                             A-1      --         4,765         4,765,000
-------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
  M University RB
  6.00%, 07/01/06(k)(q)                         NRR     NRR         1,950         1,984,499
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  05/15/39(b)(c)(g)(j)                          --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005 VRD RB
  (LOC-Regions Bank) 3.19%, 11/01/30(b)(c)(j)   --       --         6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
  Building Corp.); Series 2001 A58 VRD RB
  (Acquired 11/12/03; Cost $9,395,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,395         9,395,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.) Series
  2006 D-02 RB
  (Acquired 02/23/06; Cost $4,710,000) 3.21%,
  07/15/24(b)(h)(i)                            A-1+      --         4,710         4,710,000
===========================================================================================
                                                                                110,502,871
===========================================================================================

IOWA-0.53%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006
  Educational Facility VRD RB
  (LOC-Allied Irish Banks PLC) 3.23%,
  03/01/36(c)(d)(g)                            A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002
  Private College Facility VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 10/01/32(b)(c)  A-1+      --         2,055         2,055,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  02/01/33(b)(c)                                --     VMIG-1     $ 5,820    $    5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985 Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.) 3.28%, 12/01/15(b)(e)       A-1+    VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,975,000
===========================================================================================

KANSAS-0.49%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A VRD COP (Acquired 09/08/04;
  Cost $5,000,000) 3.21%, 09/01/21(b)(h)(i)    A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Series 2000 C Health Facilities VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  05/15/30(b)(c)                                --     VMIG-1       4,280         4,280,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  11/01/18(b)(c)                                --     VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI
  VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  03/10/06; Cost $3,000,000) 3.23%,
  08/01/09(b)(c)(i)                            A-1+      --         3,000         3,000,000
===========================================================================================
                                                                                 15,495,000
===========================================================================================

KENTUCKY-1.22%

Eagle Tax Exempt Trust (Louisville &
  Jefferson (County of) Metropolitan Sewer
  District); Series 2006-0053 A VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.21%, 05/15/33(b)(h)(i)                     A-1+      --        14,335        14,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.28%,
  06/01/33(b)(c)(o)                            A-1+      --       $ 2,043    $    2,043,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series 2001
  VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  05/15/30(b)(c)                                A-1      --         3,925         3,925,000
-------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
  Corp.; Series 2001 A VRD RB
  (INS-Ambac Assurance Corp.) 3.22%,
  10/01/21(b)(e)                               A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%,
  04/01/32(b)(c)(o)                             --     VMIG-1      15,490        15,490,000
===========================================================================================
                                                                                 38,793,000
===========================================================================================

LOUISIANA-0.12%

Louisiana (State of) Offshore Terminal
  Authority; Series 2003 B Refunding Deep
  Water Port VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 09/01/14(b)(c)                        A-1+      --         3,850         3,850,000
===========================================================================================

MAINE-0.34%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546 Turnpike VRD RB
  (Acquired 10/28/04; Cost $1,790,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,790         1,790,000
-------------------------------------------------------------------------------------------
Maine (State of); Series 2005 Unlimited Tax
  BAN 4.00%, 06/22/06                           --     MIG-1        9,100         9,126,828
===========================================================================================
                                                                                 10,916,828
===========================================================================================

MARYLAND-1.18%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992 Economic Development
  VRD RB
  (LOC-BNP Paribas) 3.28%, 12/01/17(b)(c)(g)    --     VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.19%, 01/01/27(b)(c)                         A-1    VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 02/01/28(b)(c)                         --     VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005
  Economic Development VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  06/01/31(b)(c)                                --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/28(b)(c)                         --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A VRD RB
  (LOC-Wachovia Bank, N.A.) 3.24%,
  07/01/29(b)(c)                               A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005 Economic VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 11/01/30(b)(c)                         --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Maryland (State of) Health & Higher
  Educational Facilities Authority); Series
  2003-829 Floating Rate Trust Ctfs. VRD RB
  (Acquired 06/19/03; Cost $3,800,000) 3.20%,
  08/15/38(b)(h)(i)                             --     VMIG-1       3,800         3,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994 Refunding Economic
  Development VRD RB
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --       $ 1,145    $    1,145,000
===========================================================================================
                                                                                 37,625,000
===========================================================================================

MASSACHUSETTS-1.51%

Massachusetts (State of) Health & Educational
  Facilities Authority (Emmanuel College);
  Series 2003 VRD RB
  (LOC-Allied Irish Banks PLC; State Street
  Bank & Trust Co.) 3.18%, 07/01/33(b)(c)(g)    --     VMIG-1      18,275        18,275,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Harvard University);
  Series 2006 EE Commercial Paper Note
  3.20%, 04/04/06                              A-1+     P-1        30,000        30,000,000
===========================================================================================
                                                                                 48,275,000
===========================================================================================

MICHIGAN-4.02%

ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35 Non-AMT VRD RB
  (Acquired 09/29/05; Cost $10,595,000)
  3.20%, 10/15/11(b)(h)(i)                      --     VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 2.98%,
  05/01/06(e)(k)(m)                            A-1+    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Series
  1998 VRD Limited Tax IDR (LOC-Comerica
  Bank) 3.25%, 10/01/23(b)(c)(r)                --       --         8,300         8,300,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C VRD
  RB
  (LOC-National City Bank) 3.23%,
  05/01/09(b)(c)                                A-1     P-1         1,005         1,005,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A VRD
  Unlimited Tax GO
  (Acquired 11/06/02; Cost $7,105,000) 3.21%,
  05/01/32(b)(h)(i)                            A-1+      --       $ 7,105    $    7,105,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project); Series
  2004 Refunding VRD Limited Tax RB
  (LOC-Fifth Third Bank) 3.18%,
  05/15/17(b)(c)                               A-1+      --         1,515         1,515,000
-------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.) 3.20%,
  07/01/40(b)(c)(g)                             A-1      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College); Series
  2002 B Limited Tax VRD GO
  (LOC-Fifth Third Bank) 3.19%,
  04/01/32(b)(c)                               A-1+      --         1,500         1,500,000
-------------------------------------------------------------------------------------------
  Series 2004 Refunding VRD Limited Tax GO
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 04/01/34(b)(c)                        A-1+      --         1,800         1,800,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Trinity Health Credit); Series
  2005 E VRD RB
  3.18%, 11/01/18(d)                           A-1+    VMIG-1       9,250         9,250,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Local Government Loan Program); Series
  2003 C RB
  4.00%, 05/01/06                               AA      Aa2         1,000         1,001,030
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2005 B-2 RN (LOC-JPMorgan Chase
  Bank, N.A.)
  4.00%, 08/18/06(c)                           SP-1+     --        10,000        10,039,369
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  11/01/27(b)(c)                                A-1      --         4,500         4,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

  Series 2001 Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  12/01/21(b)(c)                                A-1      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 05/01/31(b)(c)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Michigan (State of); Series 2005 A Unlimited
  Tax GO Notes
  4.50%, 09/29/06                              SP-1+   MIG-1        9,100         9,153,843
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001 VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) Notes
  3.28%, 08/01/21(b)(c)(o)                      --     VMIG-1       5,700         5,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Sewage
  Disposal System); Series 2001 A112 VRD RB
  (Acquired 10/31/01; Cost $11,485,000)
  3.21%, 07/01/32(b)(h)(i)                      --     VMIG-1      11,485        11,485,000
-------------------------------------------------------------------------------------------
  Series 2003 B41 VRD RB
  (Acquired 07/09/03; Cost $11,225,000)
  3.21%, 07/01/26(b)(h)(i)                      --     VMIG-1      11,225        11,225,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.21%, 07/01/29(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X
  VRD RB
  (Acquired 12/12/03; Cost $15,000,000)
  3.21%, 08/15/24(b)(h)(i)                      --     VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Waterford School District; Series 2006
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 3.50%, 05/01/06(e)           AAA     Aaa         3,440         3,440,329
===========================================================================================
                                                                                128,214,571
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MINNESOTA-3.94%

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319 VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,935,000) 3.21%, 03/01/21(b)(h)(i)         AAA     NRR       $13,935    $   13,935,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  10/01/29(b)(c)                                --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 1988 F Adjustable
  Tender Commercial Paper Notes
  3.10%, 04/10/06                              A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 2000 A Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B Adjustable Tender Commercial
  Paper Notes
  3.24%, 04/07/06                              A-1+      --        21,500        21,500,000
-------------------------------------------------------------------------------------------
  Series 2001 D Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+    VMIG-1      25,500        25,500,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.23%, 11/01/22(c)(d)                         --     VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 05/01/27(b)(c)   --     VMIG-1      17,560        17,560,000
===========================================================================================
                                                                                125,450,000
===========================================================================================

MISSISSIPPI-0.53%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22 Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000) 3.21%, 09/01/10(b)(h)(i)          --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.21%, 11/01/22(b)(h)(i)                     A-1+      --       $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003 VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  07/01/25(b)(c)(g)                             --     VMIG-1       3,800         3,800,000
===========================================================================================
                                                                                 16,995,000
===========================================================================================

MISSOURI-1.55%

210 Highway Transportation Development
  District (The) (Missouri 210 Highway
  Improvement Project); Series 1999 A
  Improvement RB
  (LOC-U.S. Bank, N.A.) 4.80%, 07/15/06(c)      AA       A1         2,005         2,012,769
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004 Cultural Facilities VRD RB
  (LOC-National City Bank) 3.22%,
  07/01/24(b)(c)                                --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utility Lease Financing Program); Series
  2006 Commercial Paper Note (LOC-U.S. Bank,
  N.A.) 3.30%, 04/20/06(c)                      --      P-1        28,907        28,907,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/37(c)(d)   --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Francis Medical
  Center); Series 1996 A VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  06/01/26(c)(d)                               A-1+      --         7,345         7,345,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 1985 B VRD RB
  3.28%, 09/01/10(b)                           A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.20%, 10/01/25(b)(c)                   --     VMIG-1     $ 2,140    $    2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B Educational Facilities Refunding VRD
  IDR (LOC-U.S. Bank, N.A.) 3.21%,
  06/15/24(b)(c)                               A-1+      --         1,200         1,200,000
===========================================================================================
                                                                                 49,399,769
===========================================================================================

MONTANA-0.35%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  08/01/27(b)(c)(j)(o)                          --       --        11,115        11,115,000
===========================================================================================

NEBRASKA-2.89%

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      32,475        32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/15/35(c)(d)                               A-1+      --         1,500         1,500,000
===========================================================================================
                                                                                 92,065,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


NEVADA-0.41%

ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24 Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000) 3.22%,
  07/01/09(b)(h)(i)                             --     VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Henderson
  N.V.) Series 2004-43 Multi-State Non-AMT
  VRD GO
  Ctfs. (Acquired 03/28/06; Cost $6,500,000)
  3.22%, 12/01/12(b)(h)(i)                      --     VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB
  (Acquired 01/22/03; Cost $5,186,500) 3.20%,
  01/01/17(b)(h)(i)                             A-1      --         5,187         5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB
  (Acquired 10/23/03; Cost $7,185,000) 3.20%,
  08/15/21(b)(h)(i)                             A-1      --         7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004 Refunding Educational
  Facilities VRD RB
  (LOC-National City Bank) 3.19%,
  12/01/24(b)(c)                                A-1      --         4,175         4,175,000
===========================================================================================
                                                                                 16,546,500
===========================================================================================

NEW MEXICO-0.19%

New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B VRD
  Cigarette Tax RB
  (INS-MBIA Insurance Corp.) 3.22%,
  04/01/19(b)(e)                               A-1+    VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000 VRD RB
  (LOC-SunTrust Bank) 3.24%, 07/01/25(b)(c)     --     VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                  6,200,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW YORK-0.62%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  $16,000,000) 3.20%, 11/15/10(b)(h)(i)         --     VMIG-1     $16,000    $   16,000,000
-------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3 Unlimited
  Tax GO
  (LOC-Bank of America, N.A.) 3.16%,
  08/01/34(b)(c)                               A-1+    VMIG-1       3,700         3,700,000
===========================================================================================
                                                                                 19,700,000
===========================================================================================

NORTH CAROLINA-1.97%

Charlotte (City of); Series 2005 Commercial
  Paper BAN GO
  2.70%, 04/04/06                              A-1+      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
  2.92%, 05/09/06                              A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
  3.32%, 10/05/06                              A-1+      --        10,200        10,200,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005 Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 07/01/19(b)(c)                         --     VMIG-1       5,325         5,325,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/22(b)(c)                         --     VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005 Educational Facilities
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/31(b)(c)                         --     VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004 Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC) 3.19%,
  12/01/34(b)(c)(g)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005 Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005 Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 06/01/37(b)(c)                         --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/22(b)(c)                         --     VMIG-1       9,565         9,565,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C Refunding First
  Mortgage Health Care Facilities VRD RB
  (LOC-SunTrust Bank) 3.20%, 11/01/27(b)(c)     --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (North Carolina (State of)
  Eastern Municipal Power Agency); Series
  2005 A02 VRD RB
  (Acquired 04/12/05; Cost $7,115,000) 3.21%,
  01/01/22(b)(h)(i)                             --     VMIG-1       7,115         7,115,000
===========================================================================================
                                                                                 62,935,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-3.35%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 02/16/06; Cost $2,865,000)
  3.21%, 06/01/14(b)(h)(i)                      --     VMIG-1     $ 2,865    $    2,865,000
-------------------------------------------------------------------------------------------
Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); Series 2004 B Hospital Facilities
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.19%, 11/01/34(b)(c)                         --     VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001 Refunding & Improvement VRD RB
  (LOC-National City Bank) 3.20%,
  12/01/21(b)(c)                                --     VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994 Health Care
  VRD RB
  (LOC-National City Bank) 3.22%,
  11/01/13(b)(c)                                --     VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------
Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  09/01/25(c)(d)                               A-1+      --         1,415         1,415,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Carnegie/96th Research Building Project);
  Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/33(b)(c)                               A-1+    VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Euclid/93rd Garage and Office); Series
  2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/34(b)(c)                               A-1+    VMIG-1       3,425         3,425,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Multi-Mode Park Synagogue Project); Series
  2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%, 01/01/31(b)(c)   --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Series 2000
  Refunding VRD RB
  (LOC-National City Bank) 3.19%,
  11/15/19(b)(c)                                A-1      --       $   135    $      135,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005
  Refunding & Improvement VRD RB
  (LOC-KBC Bank N.V.) 3.20%,
  03/01/36(b)(c)(g)                            A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Lakewood (City of) Educational Facilities
  Authority (St. Edwards High School
  Project); Series 2000 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/01/30(b)(c)                                --     VMIG-1       1,565         1,565,000
-------------------------------------------------------------------------------------------
Lakewood (City of); Series 2005 Limited Tax
  BAN GO
  3.50%, 06/15/06                               --     MIG-1        4,000         4,005,760
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Series 2001 Hospital
  Facilities VRD RB
  (LOC-National City Bank) 3.25%,
  05/01/26(b)(c)(r)                             --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B VRD RB
  (LOC-Fifth Third Bank) 3.20%,
  12/01/27(b)(c)                                --     VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990 Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 08/01/20(b)(c)                        A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Series 1997 Hospital
  Improvement VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/15/22(b)(c)                               A-1+      --         5,230         5,230,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996 Limited Obligation
  VRD RB
  (LOC-National City Bank) 3.21%,
  12/01/10(b)(c)                                A-1      --         1,385         1,385,000
-------------------------------------------------------------------------------------------
Ohio (State of) (Major New Street
  Infrastructure); Series 2001 E-1 RB
  5.00%, 06/15/06                               AA      Aa2         1,500         1,504,822
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Higher Educational Facility
  Commission (Lake Erie); Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  09/01/30(b)(c)                                --     VMIG-1     $12,355    $   12,355,000
-------------------------------------------------------------------------------------------
Ohio (State of) Higher Educational Facility
  Commission (Pooled Financing Program);
  Series 2005 A VRD RB
  (LOC-Fifth Third Bank) 3.17%,
  09/01/26(b)(c)                                --     VMIG-1       7,200         7,200,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Cleveland Electric); Series 1997 B VRD PCR
  (LOC-Barclays Bank) 3.22%,
  08/01/20(b)(c)(g)                            A-1+     P-1         1,050         1,050,000
-------------------------------------------------------------------------------------------
Richland (County of) Ohio Healthcare
  Facilities (Wesleyan); Series 2004 B
  Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.17%, 11/01/27(b)(c)                        A-1+      --         9,610         9,610,000
===========================================================================================
                                                                                106,710,582
===========================================================================================

OKLAHOMA-2.40%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000 Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 07/15/30(b)(o)                        A-1+      --        27,695        27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001 VRD RB
  (LOC-Bank of America, N.A.) 3.27%,
  06/01/11(b)(c)                               A-1+      --         2,910         2,910,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2001 State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.35%, 09/01/06(k)(m)                        A-1+      --         6,525         6,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of) Economic Development
  Authority (Oklahoma State University
  Foundation Phase III Project); Series 2002
  Student Housing VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  07/01/32(b)(e)                                --     VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A Capital Improvements VRD RB
  3.13%, 05/15/06(k)(m)                        A-1+      --         9,200         9,200,000
===========================================================================================
                                                                                 76,330,000
===========================================================================================

OREGON-0.18%

Clackamas (County of) Hospital Facility
  Authority (Willamette View); Series 2005
  A-1 Refunding VRD RB
  (LOC-Bank of New York) 3.17%,
  11/01/29(b)(c)                               A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Portland (City of)); Series
  2004 614 Sewer System VRD RB
  (Acquired 12/02/04; Cost $1,600,000) 3.21%,
  10/01/12(b)(h)(i)                             --     VMIG-1       1,600         1,600,000
===========================================================================================
                                                                                  5,600,000
===========================================================================================

PENNSYLVANIA-3.82%

ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20 Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000) 3.21%, 07/15/11(b)(h)(i)          --       --         4,225         4,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.21%, 09/01/09(b)(h)(i)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.21%,
  06/01/11(b)(h)(i)                             --     VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 ACES VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 03/01/18(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); Series 2000 B VRD IDR
  (LOC-LaSalle Bank N.A.)
  3.19%, 12/01/30(b)(c)                         A-1      --       $ 7,160    $    7,160,000
-------------------------------------------------------------------------------------------
Chester (County of) Health & Educational
  Facilities Authority (Kendall-Crosslands
  Community Project); Series 2003 Retirement
  Community VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  04/01/33(b)(c)(g)                             A-1      --         2,940         2,940,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005
  Refunding VRD RB
  (LOC-KBC Bank N.V.) 3.19%,
  01/01/38(b)(c)(g)                            A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); Series 2001-3801 VRD COP
  (Acquired 06/04/01; Cost $8,900,000) 3.21%,
  08/01/28(b)(h)(i)                            A-1+      --         8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 03/01/30(b)(e)                        A-1+      --         2,675         2,675,000
-------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000 Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.27%, 12/01/24(b)(e)                        A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  3.21%, 10/15/29(b)(e)                        A-1+      --        12,135        12,135,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp. Inc.);
  Series 1984 Refunding VRD PCR (LOC-Rabobank
  Nederland) 3.25%, 06/01/14(c)(f)(g)          A-1+      --         1,020         1,020,000
-------------------------------------------------------------------------------------------
  3.25%, 10/01/14(c)(f)(g)                     A-1+      --         7,030         7,030,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003
  VRD IDR (LOC-Bank of New York)
  3.23%, 02/01/29(b)(c)                        A-1+      --       $ 3,100    $    3,100,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Liberty Lutheran
  Services); Series 2004 VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  05/01/34(b)(c)                               A-1+      --         3,745         3,745,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Gloria Dei Project); Series 2006
  VRD IDR (LOC-Citizens Bank of Pennsylvania)
  3.19%, 01/01/23(b)(c)                         --     VMIG-1      14,700        14,700,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Peco); Series 1999 A Refunding
  VRD PCR (LOC-Wachovia Bank, N.A.) 3.23%,
  10/01/30(b)(c)                                --     VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A VRD
  RB
  (LOC-UniCredito Italiano S.p.A.)
  3.22%, 11/01/36(b)(c)(g)                      --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2 Fifth VRD RB
  (LOC-Bank of Nova Scotia, JPMorgan Chase
  Bank, N.A.) 3.22%, 09/01/34(b)(c)(g)         A-1+    VMIG-1       4,300         4,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A Health VRD RB
  (LOC-Wachovia Bank, N.A.) 3.20%,
  07/01/27(b)(c)                               A-1+    VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002 VRD IDR (LOC-Citizens
  Bank of Pennsylvania) 3.22%, 11/01/32(b)(c)   --     VMIG-1       2,895         2,895,000
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  08/01/32(b)(c)(g)                             --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wachovia MERLOTs (Scranton (City of) &
  Lackawanna (County of) Health & Welfare
  Authority); Series 2002 A-18 VRD RB
  (Acquired 03/22/02; Cost $4,460,000) 3.21%,
  03/01/15(b)(h)(i)                             --     VMIG-1     $ 4,460    $    4,460,000
===========================================================================================
                                                                                121,775,000
===========================================================================================

RHODE ISLAND-0.09%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002 Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.20%, 08/01/32(b)(c)                        A-1+      --         2,900         2,900,000
===========================================================================================

SOUTH CAROLINA-1.43%

Eagle Tax Exempt Trust (South Carolina (State
  of) Public Service Authority); Series 2000-
  4001 A VRD COP (Acquired 09/08/00; Cost
  $10,100,000) 3.21%, 01/01/22(b)(h)(i)        A-1+      --        10,100        10,100,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $7,185,000) 3.20%,
  10/01/22(b)(h)(i)                             --     VMIG-1       7,185         7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/34(b)(e)                               A-1+    VMIG-1       9,800         9,800,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/31(b)(e)                               A-1+    VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/30/02; Cost $2,100,000) 3.23%,
  07/01/17(b)(c)(i)                            A-1+      --         2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $   550    $      550,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project);
  Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/23(b)(c)                         --     VMIG-1       3,640         3,640,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  09/01/32(b)(c)(j)                             --       --         3,900         3,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,840,000) 3.23%,
  09/01/18(b)(c)(i)                            A-1+      --         2,840         2,840,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A VRD
  RB (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/20(b)(c)                               A-1+      --         4,360         4,360,000
===========================================================================================
                                                                                 45,575,000
===========================================================================================

TENNESSEE-4.49%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2005 D-5-F VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/36(d)(e)                         --     VMIG-1       2,325         2,325,000
-------------------------------------------------------------------------------------------
  Series 2006 D-6-A VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/31(d)(e)                         --     VMIG-1       7,400         7,400,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority; Series 2004 Pooled Financing VRD
  RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/34(c)(d)                                --     VMIG-1     $36,015    $   36,015,000
-------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2006
  VRD IDR (LOC-Regions Bank) 3.19%,
  02/01/28(b)(c)                                --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A VRD COP (Acquired
  10/10/00; Cost $14,040,000) 3.21%,
  10/01/27(b)(h)(i)                            A-1+      --        14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993 VRD
  Refunding IDR (LOC-BNP Paribas)
  3.21%, 05/01/13(b)(c)(g)                      --      Aa2         1,050         1,050,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001 VRD RB
  (LOC-SunTrust Bank) 3.23%, 08/01/16(b)(c)     --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(e)(o)                             --     VMIG-1       3,739         3,739,000
-------------------------------------------------------------------------------------------
  Series 1995 B-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/06(b)(e)                                --     VMIG-1         615           615,000
-------------------------------------------------------------------------------------------
  Series 1996 F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       8,150         8,150,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/11(b)(e)                                --     VMIG-1       4,350         4,350,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       4,810         4,810,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/22(b)(e)                                --     VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/21(b)(e)                                --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

  Series 1997 II E-3 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/10(b)(e)                                --     VMIG-1     $ 1,325    $    1,325,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,035         1,035,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,060         1,060,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/27(b)(e)                                --     VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 1997 II-F-4 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/09(b)(e)                                --     VMIG-1         410           410,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/24(b)(e)                                --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 1999 II B-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/25(b)(e)                                --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
  Series 2005 IV-F-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/35(d)(e)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-G-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/25(d)(e)                         --     VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003 VRD RB
  (LOC-Regions Bank) 3.21%, 08/01/23(b)(c)      --     VMIG-1       3,885         3,885,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003
  Educational Facilities VRD RB
  (LOC-SunTrust Bank) 3.28%, 04/01/23(b)(c)     --     VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                142,969,000
===========================================================================================

TEXAS-12.60%

ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16 Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.22%, 08/15/10(b)(h)(i)                      --     VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13 Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000) 3.20%,
  02/06/08(b)(h)(i)                             --     VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003 Unlimited Tax School Building
  VRD GO
  (CEP-Texas Permanent School Fund)
  2.75%, 06/15/06(k)(n)                        A-1+    VMIG-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys) Series
  2005 B Special Obligation VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  08/15/35(b)(e)                               A-1+    VMIG-1       3,765         3,765,000
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997 Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/27(b)(c)                         --     VMIG-1         835           835,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985 VRD IDR (LOC-Bank of New York)
  3.20%, 11/01/25(c)(d)                        A-1+      --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Texas Utility System;
  Series 2003 A Refunding Sub Lien VRD RB
  (INS-MBIA Insurance Corp.) 3.16%,
  09/01/27(b)(e)                               A-1+    VMIG-1       1,530         1,530,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A Refunding VRD RB
  (LOC-BNP Paribas)
  3.26%, 05/01/35(b)(c)(g)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston (City of)
  Airport); Series 2000-4307 VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.21%, 07/01/28(b)(h)(i)                     A-1+      --        15,750        15,750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.21%, 12/01/27(b)(h)(i)                     A-1+      --       $14,005    $   14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000) 3.21%,
  12/01/30(b)(h)(i)                            A-1+      --         8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A VRD COP
  (Acquired 11/20/02; Cost $1,580,000) 3.21%,
  08/15/30(b)(h)(i)                            A-1+      --         1,580         1,580,000
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.) 3.22%,
  06/01/10(b)                                  A-1+      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (The Methodist System);
  Series 2005 B Refunding Hospital RB
  3.17%, 12/01/32(d)                           A-1+      --        35,000        35,000,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2005 A Sub. Lien Commercial Paper RN
  (LOC-Bank of America, N.A.) 3.15%,
  07/21/06(c)                                  A-1+      --        13,651        13,651,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo); Series 2001 C Jr. Lein
  VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  11/15/30(b)(e)                               A-1+    VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985 VRD PCR
  2.98%, 05/01/06(g)(k)(m)                     A-1+     P-1        10,640        10,640,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000 Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/20(b)(c)(j)                      --       --         2,500         2,500,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A
  Housing VRD RB
  (LOC-Bank of New York) 3.30%,
  03/01/33(c)(f)                                --     VMIG-1     $11,005    $   11,005,000
-------------------------------------------------------------------------------------------
Houston (City of); Series 2005 D Commercial
  Paper Notes GO 3.15%, 05/16/06               A-1+     P-1        17,000        17,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06                              A-1+     P-1        11,000        11,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004 530 Limited Tax VRD GO
  (Acquired 10/28/04; Cost $4,625,000) 3.21%,
  06/15/12(b)(h)(i)                             --     VMIG-1       4,625         4,625,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.28%,
  07/01/33(b)(c)                               A-1+      --         1,300         1,300,000
-------------------------------------------------------------------------------------------
Lubbock (City of) Independent School
  District; Series 2006 School Building VRD
  Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06(k)(l)                        A-1+    VMIG-1       3,600         3,629,583
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats Brazosport (City of)
  Independent School District); Series 2003
  PT-1690 Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,853,000) 3.21%,
  08/15/10(b)(h)(i)                             --     VMIG-1       4,853         4,853,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860 VRD Unlimited Tax GO
  (Acquired 09/09/05; Cost $9,750,000) 3.21%,
  02/15/25(b)(h)(i)                             A-1      --         9,750         9,750,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C Retirement
  Facility VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  02/15/30(b)(c)                                A-1      --         7,435         7,435,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Metropolitan Higher Education Authority
  (University of Dallas Project); Series 1999
  Higher Education VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 05/01/19(b)(c)(j)                      --       --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
North Texas Tollway Authority; Series 2005 C
  Dallas North Tollway System VRD RB
  (INS-Financial Guaranty Insurance Co.)
  3.19%, 01/01/25(b)(e)                        A-1+    VMIG-1      45,000        45,000,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985 Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 07/01/15(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001 Hospital
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 11/01/26(b)(c)                        A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Series 1996 Refunding VRD PCR
  (INS- Ambac Assurance Corp.) 3.22%,
  07/01/16(b)(e)                               A-1+    VMIG-1       3,350         3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A Refunding Sub RB
  (INS-MBIA Insurance Corp.) 3.17%,
  05/15/33(b)(e)                               A-1+    VMIG-1       3,100         3,100,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/26(b)(c)                         --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series 1997
  Higher Education VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  01/01/18(b)(c)(o)                            A-1+      --        10,900        10,900,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2005 Unlimited Tax
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1       19,000        19,113,584
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006 B
  Commercial Paper Notes
  3.30%, 06/06/06                              A-1+     P-1       $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2005 A Commercial
  Paper Notes
  3.22%, 04/05/06                              A-1+     P-1        22,500        22,500,000
-------------------------------------------------------------------------------------------
  3.28%, 05/15/06                              A-1+     P-1        15,000        15,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/06/06                              A-1+     P-1        15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
  2000 A26 VRD RB
  (Acquired 11/09/04; Cost $9,230,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,230         9,230,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Klein City of) Independent
  School District); Series 2005 C-02
  Unlimited Tax VRD GO
  (Acquired 11/15/05; Cost $6,345,000) 3.21%,
  08/01/31(b)(h)(i)                             --     VMIG-1       6,345         6,345,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003 B16 VRD RB
  (Acquired 02/19/03; Cost $16,005,000)
  3.21%, 08/15/25(b)(h)(i)                      --     VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Series 2003 B14 Refunding VRD RB
  (Acquired 01/29/03; Cost $7,985,000) 3.21%,
  08/15/22(b)(h)(i)                             --     VMIG-1       7,985         7,985,000
===========================================================================================
                                                                                401,585,167
===========================================================================================

UTAH-1.47%

Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005
  Lease VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 06/01/21(b)(c)  A-1+      --           900           900,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray (City of)
  Hospital); Series 2002 PA-1066 VRD RB
  (Acquired 10/02/02; Cost $5,995,000) 3.21%,
  05/15/06(b)(h)(i)                             A-1      --         5,995         5,995,000
-------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Series 2003 D Hospital VRD RB
  3.18%, 05/15/36(d)                           A-1+      --         7,800         7,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

UTAH-(CONTINUED)

  Series 2005 D Hospital VRD RB
  3.19%, 05/15/37(b)                           A-1+    VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003 Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 02/15/31(b)                           A-1+      --         4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 08/01/28(b)(c)  A-1+      --           800           800,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Series 2002 A59 Power Supply VRD
  RB
  (Acquired 10/23/02; Cost $10,630,000)
  3.21%, 07/01/10(b)(h)(i)                      --     VMIG-1      10,630        10,630,000
-------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Series 2004
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 12/01/34(b)                           A-1+      --         9,675         9,675,000
===========================================================================================
                                                                                 46,735,000
===========================================================================================

VERMONT-0.16%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984 Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts) 3.31%,
  12/01/13(c)(f)                               A-1+      --         2,500         2,500,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985 Student Loan VRD RB
  (LOC-State Street Bank & Trust Co.)
  3.25%, 01/01/08(c)(f)                         --     VMIG-1       2,640         2,640,000
===========================================================================================
                                                                                  5,140,000
===========================================================================================

VIRGINIA-0.23%

Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003 Residential Care Facility VRD
  RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/33(b)(c)                         A-1      --           750           750,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Spotsylvania (County of) Industrial
  Development Authority (Rappah-Annock Area
  YMCA Project); Series 2002 VDR IDR
  (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/23(b)(c)                                --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Stafford (County of) & Staunton (City of);
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.25%,
  04/13/06(c)                                   --     VMIG-1       1,870         1,870,000
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury);
  Series 2005B Residential Care Facility VRD
  IDR (LOC-Branch Banking & Trust Co.) 3.20%,
  01/01/10(b)(c)                                --     VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                  7,315,000
===========================================================================================

WASHINGTON-6.47%

ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12 Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000) 3.22%,
  07/01/10(b)(h)(i)                             --     VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 05/13/03; Cost $10,685,000)
  3.22%, 07/01/10(b)(h)(i)(j)                   --       --        10,685        10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37 Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000) 3.22%,
  12/01/12(b)(h)(i)                             --     VMIG-1       8,235         8,235,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King (County
  of)); Series 2001-1 Multi-State Non-AMT VRD
  Limited Tax GO
  Ctfs. (Acquired 01/04/01; Cost $10,000,000)
  3.22%, 07/01/06(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/28(b)(c)(j)                             --       --         2,565         2,565,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (Washington (State of)
  Public Power Supply Systems Project No. 2);
  Series 1996-4703 A VRD COP (Acquired
  05/02/01; Cost $5,870,000) 3.21%,
  07/01/11(b)(h)(i)                            A-1+      --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington (State
  of)); Series 1998-4701 A VRD COP (Acquired
  07/20/00; Cost $14,400,000) 3.21%,
  05/01/18(b)(h)(i)                            A-1+      --        14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.18%,
  06/05/06(c)                                  A-1+      --        37,200        37,200,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 Commercial Paper Notes TRAN
  (LOC-Bank of America, N.A.) 3.18%,
  06/06/06(c)                                  A-1+      --        16,800        16,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001 Limited Tax
  VRD GO
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/21(b)(c)(j)                             --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004 593 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 04/01/23(b)(c)   --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%,
  12/01/19(b)(c)(o)                             --     VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%, 12/01/19(b)(c)   --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); Series 2002-739D VRD RB
  (Acquired 07/21/04; Cost $5,000,000) 3.20%,
  09/01/20(b)(h)(i)                             A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997
  Special Revenue VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  01/01/27(b)(c)                               A-1+    VMIG-1     $12,705    $   12,705,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B Low Income
  Housing Assistance VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 05/01/19(b)(c)  A-1+      --         2,225         2,225,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995
  Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 12/01/15(b)(c)  A-1+      --         2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994 Refunding VRD IDR
  3.25%, 11/01/25(b)(o)                        A-1+    VMIG-1       6,524         6,524,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003
  Refunding Housing VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/34(b)(c)(j)                             --       --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Series 2001
  A46 Sales Tax & Motor VRD RB
  (Acquired 11/12/03; Cost $6,255,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       6,255         6,255,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E Economic
  Development VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/25(b)(c)  A-1+      --         2,545         2,545,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  12/01/33(b)(c)                                --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (Antioch University Project);
  Series 2005 Non-Profit Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%, 01/01/27(b)(c)  A-1+      --       $ 6,635    $    6,635,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Judson Park Project); Series
  2004 A Non-Profit Housing Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%,
  01/01/29(b)(c)(j)                             --       --         9,855         9,855,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994 Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 10/01/19(b)(c)  A-1+      --         3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000 Non-Profit VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/30(b)(c)                                --     VMIG-1       1,350         1,350,000
===========================================================================================
                                                                                206,034,000
===========================================================================================

WEST VIRGINIA-0.13%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991 Refunding VRD RB
  (LOC-Wachovia Bank, N.A.) 3.21%,
  06/01/14(b)(c)                                --      Aa2         4,140         4,140,000
===========================================================================================

WISCONSIN-2.97%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25 Non-AMT VRD RB
  (Acquired 08/01/05; Cost $17,370,000)
  3.22%, 12/01/13(b)(h)(i)(j)                   --       --        17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.22%, 06/01/36(b)(c)                         --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004 VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  01/01/35(b)(c)(g)                             A-1      --       $ 4,995    $    4,995,000
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 08/01/28(b)(c)   --     VMIG-1       2,300         2,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999 VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000) 3.20%, 07/01/14(b)(c)(i)    A-1+      --         2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B VRD (LOC-JPMorgan Chase Bank,
  N.A.)
  3.19%, 11/01/25(b)(c)                        A-1+      --         7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield); Series
  2006 B VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 01/15/36(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.21%, 07/01/28(b)(c)                         --     VMIG-1       3,150         3,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/15/23(b)(c)                         --     VMIG-1     $ 6,900    $    6,900,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.21%, 06/01/23(b)(c)                         --     VMIG-1       9,115         9,115,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1994 A VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 09/01/19(b)(c)                         A-1      --         5,350         5,350,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987 VRD RB
  (LOC-KBC Bank N.V.) (Acquired 05/02/05;
  Cost $27,000,000) 3.22%,
  12/01/17(b)(c)(g)(i)                          A-1      --        27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/01/19(b)(c)                         A-1      --         1,830    $    1,830,000
===========================================================================================
                                                                                 94,545,000
===========================================================================================
TOTAL INVESTMENTS(s)(t)-101.02% (Cost
  $3,218,678,145)                                                             3,218,678,145
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.02)%                                           (32,564,046)
===========================================================================================
NET ASSETS-100.00%                                                           $3,186,114,099
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

TAX-FREE INVESTMENTS TRUST

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in notes (j) and
    (r) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $901,459,500, which represented 28.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1(+).
(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2006.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(n) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on March 31, 2006.
(o) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $43,660,000, which represented 1.37% of the Fund's Net Assets.
(q) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(r) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                          PERCENTAGE
   ----------------------------------------------------------------------------
   MBIA Insurance Corp.........................................         10.8%
   Bank of America, N.A........................................         10.1
   Financial Guaranty Insurance Co.............................          9.6
   Ambac Assurance Corp........................................          7.9
   Financial Security Assurance Inc............................          5.6
   JPMorgan Chase Bank, N.A....................................          5.1
   Other Entities Less than 5%.................................         51.9
    ___________________________________________________________________________
   ============================================================================

(t) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $3,218,678,145)   $3,218,678,145
------------------------------------------------------------
Cash                                              31,076,298
------------------------------------------------------------
Receivables for:
  Investments sold                                15,651,522
------------------------------------------------------------
  Interest                                        16,908,650
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               131,854
------------------------------------------------------------
Other assets                                         179,596
============================================================
    Total assets                               3,282,626,065
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           88,174,709
------------------------------------------------------------
  Dividends                                        7,652,839
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,176
------------------------------------------------------------
Accrued distribution fees                            164,238
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,203
------------------------------------------------------------
Accrued transfer agent fees                           36,664
------------------------------------------------------------
Accrued operating expenses                           175,137
============================================================
    Total liabilities                             96,511,966
============================================================
Net assets applicable to shares outstanding   $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,186,155,807
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (41,708)
============================================================
                                              $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,892,111,475
____________________________________________________________
============================================================
Private Investment Class                      $  220,988,368
____________________________________________________________
============================================================
Personal Investment Class                     $   20,902,039
____________________________________________________________
============================================================
Cash Management Class                         $  683,659,237
____________________________________________________________
============================================================
Reserve Class                                 $   19,052,332
____________________________________________________________
============================================================
Resource Class                                $  341,383,838
____________________________________________________________
============================================================
Corporate Class                               $    8,016,810
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,892,075,711
____________________________________________________________
============================================================
Private Investment Class                         220,977,389
____________________________________________________________
============================================================
Personal Investment Class                         20,899,102
____________________________________________________________
============================================================
Cash Management Class                            683,667,258
____________________________________________________________
============================================================
Reserve Class                                     19,050,468
____________________________________________________________
============================================================
Resource Class                                   341,385,961
____________________________________________________________
============================================================
Corporate Class                                    8,016,425
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $90,277,722
=========================================================================

EXPENSES:

Advisory fees                                                   6,919,662
-------------------------------------------------------------------------
Administrative services fees                                      605,661
-------------------------------------------------------------------------
Custodian fees                                                    157,245
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,140,330
-------------------------------------------------------------------------
  Personal Investment Class                                       153,273
-------------------------------------------------------------------------
  Cash Management Class                                           620,308
-------------------------------------------------------------------------
  Reserve Class                                                   166,612
-------------------------------------------------------------------------
  Resource Class                                                  713,622
-------------------------------------------------------------------------
  Corporate Class                                                   3,442
-------------------------------------------------------------------------
Transfer agent fees                                               527,776
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         123,327
-------------------------------------------------------------------------
Other                                                             801,915
=========================================================================
    Total expenses                                             11,933,173
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,662,053)
=========================================================================
    Net expenses                                                9,271,120
=========================================================================
Net investment income                                          81,006,602
=========================================================================
Net realized gain from Investment securities                       20,198
=========================================================================
Net increase in net assets resulting from operations          $81,026,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   81,006,602    $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   20,198           (60,974)
==============================================================================================
    Net increase in net assets resulting from operations          81,026,800        36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (51,535,231)      (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,114,924)       (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (404,324)          (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,063,769)       (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (276,474)          (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,314,990)       (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (296,890)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (81,006,602)      (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (224,964,600)      163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                        24,371,221        46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       10,024,848           483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (41,462,324)      (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,744,079        (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                  51,762,427        (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                  8,016,425                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (162,507,924)      152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (162,487,726)      152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,348,601,825     3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,186,114,099    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

TAX-FREE INVESTMENTS TRUST

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended March 31, 2006, AIM waived fees of $1,762,263.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $307.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $605,661.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2006, AISI retained $527,776.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $570,165, $112,400, $496,246, $144,953, $570,898 and
$3,442, respectively, after FMC waived Plan fees of $570,165, $40,873, $124,062, $21,659, $142,724 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $194,014,926, which resulted in net realized gains (losses) of $0 and securities purchases of $14,773,207.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

TAX-FREE INVESTMENTS TRUST

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $16,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $81,006,602    $36,860,093
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                       $      244,894
------------------------------------------------------------------------------
Temporary book/tax differences                                        (244,894)
------------------------------------------------------------------------------
Capital loss carryforward                                              (41,708)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,186,155,807
==============================================================================
Total net assets                                                $3,186,114,099
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

TAX-FREE INVESTMENTS TRUST


    The Fund utilized $13,004 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
March 31, 2013                                                     $41,708
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   24,419,859,762    $ 24,419,859,762     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 590,733,012         590,733,012        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 32,503,439          32,503,439         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,375,896,321       7,375,896,321      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            162,245,979         162,245,979        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,316,222,552       2,316,222,552      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       129,405,787         129,405,787                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       30,895,326          30,895,326         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,802,001           3,802,001          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    201,846             201,846              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,231,407          11,231,407          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                247,862             247,862             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,599,542           7,599,542          2,383,423           2,383,423
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                            10,644              10,644                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (24,675,719,687)    (24,675,719,687)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (570,163,791)       (570,163,791)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (22,680,438)        (22,680,438)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,428,590,053)     (7,428,590,053)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (152,749,762)       (152,749,762)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,272,059,667)     (2,272,059,667)    (1,788,092,794)     (1,788,092,794)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (121,400,006)       (121,400,006)                --                  --
=================================================================================================================================
                                                          (162,507,924)   $   (162,507,924)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

TAX-FREE INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED MARCH 31,
                                                            ---------------------------------------------------------------------
                                                               2006             2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.03             0.01          0.01          0.01          0.02
=================================================================================================================================
Less distributions from net investment income                    (0.03)           (0.01)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.53%            1.24%         0.84%         1.22%         2.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,892,111       $2,117,055    $1,953,769    $1,321,224    $1,239,058
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.22%(b)         0.22%         0.22%         0.22%         0.22%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.27%(b)         0.27%         0.27%         0.27%         0.28%
=================================================================================================================================
Ratio of net investment income to average net assets              2.49%(b)         1.24%         0.83%         1.20%         2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,081,076,997.

TAX-FREE INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

TAX-FREE INVESTMENTS TRUST
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TAX-FREE INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tax-Free Investments Trust and Institutional Class Shareholders of Tax-Free Cash Reserve Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the Institutional Class financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Institutional Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the Institutional Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

TAX-FREE INVESTMENTS TRUST

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006.

AIM Tax-Free Cash Reserve Portfolio Institutional Class paid ordinary dividends in the amount of $0.0250 during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 100%, 100%, 100% and 100%, respectively.

TAX-FREE INVESTMENTS TRUST

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1992           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of March 31, 2006

TAX-FREE INVESTMENTS TRUST



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51(st)    & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  TFIT-AR-1            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                       PERSONAL INVESTMENT CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)




                                                                  MARCH 31, 2006
                                                                   ANNUAL REPORT




                                 [COVER IMAGE]
ANNUAL

==================================================

INSIDE THIS REPORT

Letter to Shareholders.........................1

Fund Data......................................2

Letter from Independent
Chairman of Board of Trustees..................3

Calculating Your Ongoing Fund Expenses.........4

Approval of Investment Advisory
Agreements and Summary of Independent
Written Fee Evaluation.........................5

Financial Pages..............................F-1

==================================================



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of
    [GRAHAM         the Personal Investment Class of Tax-Free Cash Reserve
     PHOTO]         Portfolio of Tax-Free Investments Trust, part of AIM Cash
                    Management, covering the fiscal year ended March 31, 2006.
                    Thank you for investing with us.

                       Tax-Free Cash Reserve Portfolio seeks to provide as high
                    a level of tax-exempt income as is consistent with
 ROBERT H. GRAHAM   preservation of capital and maintenance of liquidity. The
                    Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

   The Fund continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve Board (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed raised this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year-end approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

   o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

   o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

   o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

IN CLOSING

We are pleased to send you this report on your investment. AIM
Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-659-1005.


Sincerely,

/S/ ROBERT H. GRAHAM


Robert H. Graham
Vice Chair & President, Tax-Free Investments Trust

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO

====================================================================================================================================
SHARE CLASS DATA


DATA AS OF 3/31/06

CLASS                                         YIELD                 WEIGHTED AVERAGE MATURITY              NET ASSETS
                                         7-DAY     MONTHLY        RANGE DURING         AT FISCAL
                                       SEC YIELD    YIELD         FISCAL YEAR          YEAR END

Personal Investment                      2.40%      2.35%          19-31 days          24 days           $20.9 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower

====================================================================================================================================

===================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 3/31/06

1-7                         82.5%

8-30                         3.3

31-90                        7.2

91-180                       3.3

181+                         3.7

===================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.



================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
   [CROCKETT        independent chair--I can assure you that shareholder
     PHOTO]         interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more
BRUCE L. CROCKETT   effectively with management to achieve benefits for the
                    shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair AIM
                    Funds Board

                    May 17, 2006

TAX-FREE CASH RESERVE PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an     expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =     may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the        ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading        and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you         hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.     shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
$1,000 invested at the beginning of the      PURPOSES                                     in the table are meant to highlight your
period and held for the entire period                                                     ongoing costs only. Therefore, the
October 1, 2005, through March 31, 2006.     The table below also provides                hypothetical information is useful in
                                             information about hypothetical account       comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based       not help you determine the relative
                                             on the Fund's actual expense ratio and       total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

====================================================================================================================================

                                                       ACTUAL                          HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING            ENDING             EXPENSES          ENDING           EXPENSES        ANNUALIZED
                     ACCOUNT VALUE      ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE      PAID DURING       EXPENSE
  CLASS               (10/1/05)          (3/31/06)(1)          PERIOD(2)        (3/31/06)         PERIOD(2)         RATIO
Personal
Investment            $1,000.00          $1,011.10              $3.86          $1,021.09            $3.88           0.77%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.


====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, and comparable to the
recommendation of the Investments            reviewed the qualifications of AIM's         advisory fee rates for three
Committee of the Board, at a meeting         investment personnel and considered such     institutional money market funds (one of
held on June 30, 2005, the Board,            issues as AIM's portfolio and product        which has an "all-in" fee structure
including all of the independent             review process, AIM's legal and              whereby AIM pays all of the fund's
trustees, approved the continuance of        compliance function, AIM's use of            ordinary operating expenses), advised by
the advisory agreement (the "Advisory        technology, AIM's portfolio                  AIM with investment strategies
Agreement") between the Fund and AIM for     administration function and the quality      comparable to those of the Fund; (ii)
another year, effective July 1, 2005.        of AIM's investment research. Based on       was lower than the advisory fee rates
                                             the review of these and other factors,       for a variable insurance fund advised by
   The Board considered the factors          the Board concluded that the quality of      AIM and offered to insurance company
discussed below in evaluating the            services to be provided by AIM was           separate accounts with investment
fairness and reasonableness of the           appropriate and that AIM currently is        strategies comparable to those of the
Advisory Agreement at the meeting on         providing satisfactory services in           Fund; (iii) was lower than the advisory
June 30, 2005 and as part of the Board's     accordance with the terms of the             fee rates for one offshore fund for
ongoing oversight of the Fund. In their      Advisory Agreement.                          which an AIM affiliate serves as advisor
deliberations, the Board and the                                                          with investment strategies comparable to
independent trustees did not identify        o The performance of the Fund relative       those of the Fund; and (iv) was higher
any particular factor that was               to comparable funds. The Board reviewed      than the advisory fee rates for two
controlling, and each trustee attributed     the performance of the Fund during the       unregistered pooled investment vehicles,
different weights to the various             past one, three and five calendar years      and comparable to the advisory fee rates
factors.                                     against the performance of funds advised     for a third unregistered pooled
                                             by other advisors with investment            investment vehicle, for which an AIM
   One of the responsibilities of the        strategies comparable to those of the        affiliate serves as advisor with
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's        investment strategies comparable to
independent of AIM and AIM's affiliates,     performance in such periods was at or        those of the Fund. The Board noted that
is to manage the process by which the        above the median performance of such         AIM has agreed to waive fees and/or
Fund's proposed management fees are          comparable funds. Based on this review,      limit expenses of the Fund, as discussed
negotiated to ensure that they are           the Board concluded that no changes          below. Based on this review, the Board
negotiated in a manner which is at arm's     should be made to the Fund and that it       concluded that the advisory fee rate for
length and reasonable. To that end, the      was not necessary to change the Fund's       the Fund under the Advisory Agreement
Senior Officer must either supervise a       portfolio management team at this time.      was fair and reasonable.
competitive bidding process or prepare
an independent written evaluation. The       o The performance of the Fund relative       o Fees relative to those of comparable
Senior Officer has recommended an            to indices. The Board reviewed the           funds with other advisors. The Board
independent written evaluation in lieu       performance of the Fund during the past      reviewed the advisory fee rate for the
of a competitive bidding process and,        one, three and five calendar years           Fund under the Advisory Agreement. The
upon the direction of the Board, has         against the performance of the Lipper        Board compared effective contractual
prepared such an independent written         Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
evaluation. Such written evaluation also     Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
considered certain of the factors            performance in such periods was              below the median rate of the funds
discussed below. In addition, as             comparable to the performance of such        advised by other advisors with
discussed below, the Senior Officer made     Index. Based on this review, the Board       investment strategies comparable to
certain recommendations to the Board in      concluded that no changes should be made     those of the Fund that the Board
connection with such written evaluation.     to the Fund and that it was not              reviewed. The Board noted that AIM has
                                             necessary to change the Fund's portfolio     agreed to waive fees and/or limit
   The discussion below serves as a          management team at this time.                expenses of the Fund, as discussed
summary of the Senior Officer's                                                           below. Based on this review, the Board
independent written evaluation and           o Meeting with the Fund's portfolio          concluded that the advisory fee rate for
recommendations to the Board in              managers and investment personnel. With      the Fund under the Advisory Agreement
connection therewith, as well as a           respect to the Fund, the Board is            was fair and reasonable.
discussion of the material factors and       meeting periodically with such Fund's
the conclusions with respect thereto         portfolio managers and/or investment         o Expense limitations and fee waivers.
that formed the basis for the Board's        personnel and believes that such             The Board noted that AIM has
approval of the Advisory Agreement.          individuals are competent and able to        contractually agreed to waive fees
After consideration of all of the            continue to carry out their                  and/or limit expenses of the Fund in an
factors below and based on its informed      responsibilities under the Advisory          amount necessary to limit total annual
business judgment, the Board determined      Agreement.                                   operating expenses to a specified
that the Advisory Agreement is in the                                                     percentage of average daily net assets
best interests of the Fund and its           o Overall performance of AIM. The Board      for each class of the Fund. The Board
shareholders and that the compensation       considered the overall performance of        considered the contractual nature of
to AIM under the Advisory Agreement is       AIM in providing investment advisory and     this fee waiver/expense limitation and
fair and reasonable and would have been      portfolio administrative services to the     noted that it remains in effect until
obtained through arm's length                Fund and concluded that such performance     March 31, 2007. The Board considered the
negotiations.                                was satisfactory.                            effect this fee waiver/expense
                                                                                          limitation would have on the Fund's
o The nature and extent of the advisory                                                   estimated expenses and concluded that
services to be provided by AIM. The                                                       the levels of fee waivers/expense
Board reviewed the services to be                                                         limitations for the Fund were fair and
provided by AIM under the Advisory                                                        reasonable.
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.


                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
The Board reviewed the structure of the      Board considered the benefits realized       determining whether to continue the
Fund's advisory fee under the Advisory       by AIM as a result of brokerage              Advisory Agreement for the Fund, the
Agreement, noting that it includes one       transactions executed through "soft          Board considered the fact that AIM,
breakpoint. The Board reviewed the level     dollar" arrangements. Under these            along with others in the mutual fund
of the Fund's advisory fees, and noted       arrangements, brokerage commissions paid     industry, is subject to regulatory
that such fees, as a percentage of the       by other funds advised by AIM are used       inquiries and litigation related to a
Fund's net assets, have decreased as net     to pay for research and execution            wide range of issues. The Board also
assets increased because the Advisory        services. This research may be used by       considered the governance and compliance
Agreement includes a breakpoint. The         AIM in making investment decisions for       reforms being undertaken by AIM and its
Board concluded that the Fund's fee          the Fund. The Board concluded that such      affiliates, including maintaining an
levels under the Advisory Agreement          arrangements were appropriate.               internal controls committee and
therefore reflect economies of scale and                                                  retaining an independent compliance
that it was not necessary to change the      o AIM's financial soundness in light of      consultant, and the fact that AIM has
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       undertaken to cause the Fund to operate
advisory fee schedule.                       whether AIM is financially sound and has     in accordance with certain governance
                                             the resources necessary to perform its       policies and practices. The Board
o Investments in affiliated money market     obligations under the Advisory               concluded that these actions indicated a
funds. Not applicable because the Fund       Agreement, and concluded that AIM has        good faith effort on the part of AIM to
does not invest in affiliated money          the financial resources necessary to         adhere to the highest ethical standards,
market funds.                                fulfill its obligations under the            and determined that the current
                                             Advisory Agreement.                          regulatory and litigation environment to
o Independent written evaluation and                                                      which AIM is subject should not prevent
recommendations of the Fund's Senior         o Historical relationship between the        the Board from continuing the Advisory
Officer. The Board noted that, upon          Fund and AIM. In determining whether to      Agreement for the Fund.
their direction, the Senior Officer of       continue the Advisory Agreement for the
the Fund, who is independent of AIM and      Fund, the Board also considered the
AIM's affiliates, had prepared an            prior relationship between AIM and the
independent written evaluation in order      Fund, as well as the Board's knowledge
to assist the Board in determining the       of AIM's operations, and concluded that
reasonableness of the proposed               it was beneficial to maintain the
management fees of the AIM Funds,            current relationship, in part, because
including the Fund. The Board noted that     of such knowledge. The Board also
the Senior Officer's written evaluation      reviewed the general nature of the
had been relied upon by the Board in         non-investment advisory services
this regard in lieu of a competitive         currently performed by AIM and its
bidding process. In determining whether      affiliates, such as administrative,
to continue the Advisory Agreement for       transfer agency and distribution
the Fund, the Board considered the           services, and the fees received by AIM
Senior Officer's written evaluation and      and its affiliates for performing such
the recommendation made by the Senior        services. In addition to reviewing such
Officer to the Board that the Board          services, the trustees also considered
consider implementing a process to           the organizational structure employed by
assist them in more closely monitoring       AIM and its affiliates to provide those
the performance of the AIM Funds. The        services. Based on the review of these
Board concluded that it would be             and other factors, the Board concluded
advisable to implement such a process as     that AIM and its affiliates were
soon as reasonably practicable.              qualified to continue to provide
                                             non-investment advisory services to the
o Profitability of AIM and its               Fund, including administrative, transfer
affiliates. The Board reviewed               agency and distribution services, and
information concerning the profitability     that AIM and its affiliates currently
of AIM's (and its affiliates')               are providing satisfactory
investment advisory and other activities     non-investment advisory services.
and its financial condition. The Board
considered the overall profitability of
AIM, as well as the profitability of AIM
in connection with managing the Fund.
The Board noted that AIM's operations
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

TAX-FREE INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

March 31, 2006


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-101.02%

ALABAMA-1.42%

Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); Series 2005 A VRD RB
  (LOC-Regions Bank) 3.18%, 07/01/37(b)(c)      --     VMIG-1     $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999 VRD RB
  (INS-Ambac Assurance Corp.) 3.14%,
  12/01/21(d)(e)                                --     VMIG-1       7,515         7,515,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board Pollution Control & Solid Waste
  Disposal (General Electric Co. Project);
  Series 2005 Refunding VRD IDR
  3.17%, 05/01/21(d)                           A-1+    VMIG-1      33,300        33,300,000
===========================================================================================
                                                                                 45,215,000
===========================================================================================

ALASKA-1.19%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985 VRD IDR (LOC-KBC
  Bank N.V.) 3.40%, 06/01/10(c)(f)(g)           --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006 GO TAN
  4.50%, 12/28/06                               --     MIG-1       10,000        10,082,702
-------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A
  Refunding VRD GO
  (INS-MBIA Insurance Corp.) 3.21%,
  06/30/10(b)(e)                               A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.20%, 06/01/49(b)(h)(i)                      --     VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 37,982,702
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


ARIZONA-0.62%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1     $ 2,010    $    2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1       1,785         1,785,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994 Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco) 3.24%, 10/01/25(b)                A-1+      --         5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series 2004
  VRD IDR (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/38(b)(c)                         --     VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001 VRD IDR (LOC-Northern Trust
  Co.)
  3.28%, 08/01/36(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); Series 1982
  VRD IDR (LOC-Credit Suisse) 3.20%,
  10/01/22(b)(c)(g)                             A-1    VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 19,610,000
===========================================================================================

ARKANSAS-0.06%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); Series
  2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/08(b)(c)(j)                             --       --         1,910         1,910,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-2.82%

Centerra (City of) Metropolitan District No.
  1; Series 2004 VRD RB (LOC-BNP Paribas)
  3.20%, 12/01/29(b)(c)(g)                     A-1+      --       $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --           600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  12/01/33(b)(c)                               A-1+      --         5,175         5,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/25(b)(c)                         --     VMIG-1       8,945         8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2005
  TRAN 4.00%, 06/27/06                         SP-1+   MIG-1       10,000        10,031,316
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project);
  Series 2004 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.24%,
  04/01/24(b)(c)                               A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Series
  2004 B Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         4,130         4,130,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers); Series
  2004 A Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         5,145         5,145,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding Series 1997 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 01/01/11(b)(c)  A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
  Refunding Series 2002 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 01/01/31(b)(c)  A-1+      --         3,400         3,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority (Winridge Apartments
  Multifamily); Series 1998 Refunding VRD RB
  (CEP-Federal National Mortgage Association)
  3.19%, 02/15/28(b)                           A-1+      --       $ 2,615    $    2,615,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002 VRD IDR (LOC-Bank of
  America, N.A.) 3.23%, 03/01/17(b)(c)         A-1+      --         2,650         2,650,000
-------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004 Refunding & Improvement Unlimited Tax
  GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/06(c)(k)(l)                            A-1+      --         1,550         1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
  Series 2004 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  10/01/34(b)(c)                               A-1+      --         4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B RB
  (INS-Financial Security Assurance Inc.)
  3.17%, 09/01/25(b)(e)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Project); Series 1993 Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --           740           740,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO
  (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)(k)   AA       --         1,100         1,111,653
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.) 3.50%,
  12/01/06(c)(k)(n)                            A-1+      --         1,000         1,000,000
-------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
  Series 2005 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --         7,450         7,450,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Series 2002 Refunding Special Assessment
  VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.20%,
  12/01/22(b)(c)                               A-1+      --       $   965    $      965,000
-------------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993 Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.25%, 06/01/06(c)(g)(k)(m)        A-1      --           935           935,000
-------------------------------------------------------------------------------------------
Moffat (County of) (Ute Electric
  Association); Series 1984 VRD PCR
  (INS-Ambac Assurance Corp.)
  3.20%, 07/01/10(b)(e)                        A-1+    VMIG-1       2,445         2,445,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (Mandalay Gardens Urban); Series
  2006 VRD TAN (LOC-Depfa Bank PLC) 3.20%,
  12/01/28(b)(c)(g)                            A-1+    VMIG-1       6,380         6,380,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (North Huron Urban Renewal);
  Series 2005 VRD TAN (LOC-Depfa Bank PLC)
  3.20%, 12/01/28(b)(c)(g)                     A-1+    VMIG-1       2,950         2,950,000
-------------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; Series 2002 VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 12/01/22(b)(e)                        A-1+    VMIG-1       1,345         1,345,000
===========================================================================================
                                                                                 89,802,969
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985 Floating Rate PCR (LOC-Citizens Bank
  of Pennsylvania) 3.31%, 12/01/15(c)(f)       A-1+      --         1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Kent School); Series
  2001 C VRD RB
  (INS-MBIA Insurance Corp.) 3.18%,
  07/01/30(b)(e)                                --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C VRD RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/32(b)(c)                               A-1+      --       $ 5,390    $    5,390,000
===========================================================================================
                                                                                  8,290,000
===========================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); Series 2003 VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.18%,
  07/01/33(b)(c)                               A-1+      --         8,250         8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-1.04%

District of Columbia (American Library
  Association); Series 2005 VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  02/01/35(b)(c)                                --     VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/28(b)(c)                               A-1+      --         1,230         1,230,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.15%, 07/17/06(e)                           A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
District of Columbia; Series 2003 A Unlimited
  Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/01/06(e)                            AAA     Aaa         2,715         2,727,245
-------------------------------------------------------------------------------------------
  Series 2003 B Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/06(e)                                   AAA     Aaa         5,430         5,450,626
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); Series 2003 A12 VRD RB
  (Acquired 02/24/03; Cost $4,610,000) 3.21%,
  10/01/17(b)(h)(i)                             --     VMIG-1       4,610         4,610,000
===========================================================================================
                                                                                 33,192,871
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-4.37%

ABN AMRO Munitops Ctfs. Trust (Escambia
  (County of)); Series 2002-24 Refunding
  Florida Non-AMT VRD Ctfs. (Acquired
  10/24/02; Cost $5,000,000) 3.19%,
  10/01/10(b)(h)(i)                             --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Florida (State
  of) Board of Education); Series 2004-48
  Non-AMT VRD RB
  (Acquired 08/05/05; Cost $5,500,000) 3.19%,
  06/01/12(b)(h)(i)                             --     VMIG-1       5,500         5,500,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2005 Commercial
  Paper Note (LOC-Bank of America, N.A.)
  2.65%, 04/04/06(c)                           A-1+      --         4,900         4,900,000
-------------------------------------------------------------------------------------------
  3.37%, 09/12/06(c)                           A-1+      --        18,972        18,972,321
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A VRD
  RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 08/01/17(b)(e)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facility Authority
  (Cleveland Health Clinic); Series 2006 C-2
  Hospital Commercial Paper (LOC-Bank of
  America, N.A.) 3.14%, 04/05/06(c)            A-1+    VMIG-1      13,500        13,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/26(b)(c)(j)                             --       --         2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Lakeside North); Series 2004 Refunding
  Multi-Family Mortgage VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 06/01/34(b)                           A-1+      --         2,630         2,630,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/25(b)(c)(j)                             --       --         5,550         5,550,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004 Commercial Paper (LOC-Bank of
  America, N.A.) 3.25%, 10/04/06(c)            A-1+      --       $18,000    $   18,000,000
-------------------------------------------------------------------------------------------
  3.20%, 10/13/06(c)                           A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  02/20/01; Cost $2,600,000) 3.23%,
  12/01/23(b)(c)(i)(j)                          --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series 2002
  VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  06/01/22(b)(c)                                --     VMIG-1      11,705        11,705,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $9,770,000) 3.20%,
  07/01/22(b)(h)(i)                             A-1      --         9,770         9,770,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  08/01/19(b)(c)(j)                             --       --         1,650         1,650,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992 VRD RB
  (LOC-SunTrust Bank) 3.28%, 11/15/14(b)(c)    A-1+    VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Series 2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/31(b)(c)(j)                             --       --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004 Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.) 3.20%,
  06/01/30(b)(c)                               A-1+     P-1         6,000         6,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School District Sales
  Tax; Series 2005 Commercial Paper (LOC-Bank
  of America, N.A.) 3.22%, 05/09/06(c)         A-1+     P-1       $11,500    $   11,500,000
-------------------------------------------------------------------------------------------
Port Orange (City of) (Palmer College
  Project); Series 2002 VRD RB (LOC-LaSalle
  Bank N.A.)
  3.19%, 10/01/32(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); Series 2001 VRD
  RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/22(b)(c)(j)                             --       --         4,910         4,910,000
===========================================================================================
                                                                                139,222,321
===========================================================================================

GEORGIA-5.36%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15 Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000) 3.20%,
  01/01/12(b)(h)(i)                             --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 2004 B Commercial Paper
  (LOC-Dexia Bank) 3.30%, 04/05/06(c)(g)       A-1+     P-1         3,000         3,000,000
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1999 B VRD
  PCR (INS-Ambac Assurance Corp.) 3.18%,
  01/01/20(d)(e)                               A-1+    VMIG-1      17,800        17,800,000
-------------------------------------------------------------------------------------------
  Series 2005 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.) 3.22%,
  04/05/06(e)                                  A-1+    VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06(e)                           A-1+    VMIG-1      24,900        24,900,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Forsyth (County
  of) School District); Series 2004-6 A VRD
  Unlimited Tax GO
  (Acquired 10/20/04; Cost $2,960,000) 3.21%,
  02/01/18(b)(h)(i)                            A-1+      --         2,960         2,960,000
-------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/25(b)(c)                         --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Cobb (County of); Series 2006 Unlimited Tax
  GO TAN
  4.50%, 12/29/06                              SP-1+   MIG-1       20,000        20,141,600
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988
  Refunding Floating Rate Multi-Family
  Housing RB
  (LOC-Bank of America, N.A.) 3.22%,
  12/01/07(b)(c)                               A-1+      --       $ 9,250    $    9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C VRD COP (Acquired
  07/26/00; Cost $20,000,000) 3.21%,
  07/01/15(b)(h)(i)                            A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/25(b)(c)                         --     VMIG-1       8,350         8,350,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000 Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.23%, 06/01/15(b)(c)                        A-1+      --         1,925         1,925,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/35(b)(c)                         --     VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority; Series
  2003 B Anticipation Ctfs. Northside RB
  (LOC-Wachovia Bank, N.A.) 3.14%,
  10/01/33(c)(d)                                --     VMIG-1       5,690         5,690,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004 520 VRD RB
  (Acquired 04/20/05; Cost $24,995,000)
  3.21%, 05/01/12(b)(h)(i)                      A-1      --        24,995        24,995,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.23%,
  11/01/27(b)(c)                                --     VMIG-1       1,960         1,960,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Wachovia MERLOTs (Dalton (City of)); Series
  2003 A02 Utilities VRD RB
  (Acquired 08/25/04; Cost $4,790,000) 3.21%,
  01/01/12(b)(h)(i)                             --     VMIG-1     $ 4,790    $    4,790,000
===========================================================================================
                                                                                170,856,600
===========================================================================================

HAWAII-0.31%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101 VRD COP (Acquired
  01/11/01; Cost $6,000,000) 3.21%,
  12/01/16(b)(h)(i)                            A-1+      --         6,000         6,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Hawaii (State of)); Series
  2003 A16 Unlimited Tax VRD GO
  (Acquired 02/27/03; Cost $3,870,000) 3.21%,
  07/01/18(b)(h)(i)                             --     VMIG-1       3,870         3,870,000
===========================================================================================
                                                                                  9,870,000
===========================================================================================

IDAHO-1.19%

Custer (County of) Pollution Control (Amoco
  Oil Co.- Standard Oil Industry Project);
  Series 1983 VRD PCR 2.85%,
  04/01/06(g)(k)(m)                            A-1+      --        23,000        23,000,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2005 Unlimited Tax
  GO TAN
  4.00%, 06/30/06                              SP-1+   MIG-1       15,000        15,047,904
===========================================================================================
                                                                                 38,047,904
===========================================================================================

ILLINOIS-16.48%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4 VRD
  GO
  Ctfs. (Acquired 11/10/05; Cost $24,225,000)
  3.20%, 12/01/09(b)(h)(i)                      --     VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.22%,
  07/01/07(b)(h)(i)                             --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.22%, 07/01/13(b)(h)(i)(j)                   --       --        15,165        15,165,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Aurora (City of) Economic Development (Aurora
  University); Series 2004 VRD RB
  (LOC-Harris N.A.) 3.28%, 03/01/35(b)(c)      A-1+    VMIG-1     $ 6,400    $    6,400,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB
  (Acquired 08/26/99; Cost $10,000,000)
  3.23%, 03/15/07(b)(h)(i)                      A-1      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB
  (Acquired 05/06/02; Cost $10,130,000)
  3.23%, 06/05/14(b)(h)(i)                      A-1      --        10,130        10,130,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (University of
  Illinois); Series 2005-10 A VRD RB
  (Acquired 04/27/05; Cost $3,355,000) 3.21%,
  04/01/19(b)(h)(i)                            A-1+      --         3,355         3,355,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 D VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/32(b)(c)  A-1+      --         3,230         3,230,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A VRD COP (Acquired 03/22/06;
  Cost $6,200,000) 3.21%, 01/01/33(b)(h)(i)    A-1+      --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000) 3.21%, 01/01/29(b)(h)(i)    A-1+      --         5,500         5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308 VRD COP
  (Acquired 12/12/01; Cost $8,655,000) 3.21%,
  11/01/26(b)(h)(i)                            A-1+      --         8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305 VRD COP (Acquired
  04/02/01; Cost $4,950,000) 3.31%,
  01/01/35(b)(h)(i)                            A-1+      --         4,950         4,950,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Cook (County of)
  Regional Transportation Authority); Series
  2000-1303 VRD COP (Acquired 03/26/01; Cost
  $19,000,000) 3.21%, 07/01/23(b)(h)(i)        A-1+      --       $19,000    $   19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304 VRD COP (Acquired
  06/27/00; Cost $7,340,000) 3.21%,
  06/01/21(b)(h)(i)                            A-1+      --         7,340         7,340,000
-------------------------------------------------------------------------------------------
Elmhurst (City of) (JT Community
  Accredation); Series 1988 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%, 07/01/18(b)(c)                        A-1+    VMIG-1       1,275         1,275,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB
  (LOC-Northern Trust Co.) 3.15%,
  08/01/26(b)(c)(o)                            A-1+      --         2,374         2,374,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 09/24/03;
  Cost $4,100,000) 3.20%, 01/01/19(b)(c)(i)     A-1      --         4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/01/21(c)(d)                               A-1+      --         4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,215,000) 3.21%, 04/01/32(b)(c)(i)     A-1      --         2,215         2,215,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  Series 1997 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/32(b)(c)                        A-1+      --         2,400         2,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998 VRD RB
  (LOC-Harris N.A.) 3.28%, 02/01/33(b)(c)      A-1+      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A., LaSalle
  Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000) 3.28%, 08/01/30(b)(c)(i)          A-1      --         4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994 VRD RB
  (LOC-Northern Trust Co., Harris N.A.,
  JPMorgan Chase Bank, N.A.) 3.22%,
  12/01/28(b)(c)                               A-1+    VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A., Northern
  Trust Co.) 3.22%, 02/01/29(b)(c)             A-1+    VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day); Series
  2003 RB
  (LOC-Northern Trust Co.) 3.21%,
  07/01/33(b)(c)                                --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 01/29/03;
  Cost $2,975,000) 3.20%, 07/01/41(b)(c)(i)     A-1      --         2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/24(b)(c)                        A-1+      --         2,925         2,925,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Teachers Academy for Math);
  Series 2001 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/21(b)(c)                         --     VMIG-1     $ 2,975    $    2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002 VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 10/01/33(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/32(b)(c)                         --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (World Communications Inc.);
  Series 2000 VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  08/01/15(b)(c)                                --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996 VRD RB
  (LOC-Northern Trust Co.) 3.28%,
  01/01/26(b)(c)                               A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002
  RB
  (LOC-Fifth Third Bank) 3.28%,
  03/01/32(b)(c)                                --     VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/28(b)(c)                         A-1    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B VRD RB
  (LOC-Allied Irish Banks PLC) 3.28%,
  10/01/30(b)(c)(g)                             --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/33(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) 3.22%,
  11/01/32(b)(c)                               A-1+      --       $ 3,950    $    3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000 VRD RB
  (LOC-Harris N.A.) 3.28%, 11/01/30(b)(c)      A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/26(b)(c)                         --     VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 06/01/29(b)(c)                        A-1+      --         5,700         5,700,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/29(b)(c)                        A-1+      --         1,600         1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 2006 Pooled Financing
  Commercial Paper Notes (LOC-Northern Trust
  Co.)
  3.22%, 04/04/06(c)                           A-1+      --        16,200        16,200,000
-------------------------------------------------------------------------------------------
  3.28%, 05/23/06(c)                           A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006 VRD RB
  (LOC-National City Bank) 3.20%,
  03/01/26(b)(c)                                A-1      --         6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2005 A VRD RAN
  (LOC-Harris N.A.) 3.25%, 06/30/06(b)(c)      A-1+      --         7,745         7,745,000
-------------------------------------------------------------------------------------------
  Series 2006 B VRD RAN (LOC-Harris N.A.)
  3.25%, 06/30/06(b)(c)                        A-1+      --         7,355         7,355,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A Refunding
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/28(b)(c)                         --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 02/15/35(b)(c)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (North
  Park University Project); Series 2005 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 07/01/35(b)(c)                        A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/24(b)(c)                         --     VMIG-1       5,270         5,270,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A VRD RB
  (LOC-LaSalle Bank N.A.) 3.21%,
  11/01/24(b)(c)                                A-1      --         2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (WBEZ
  Alliance Inc. Project); Series 2005 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  10/01/40(b)(c)                                A-1      --         8,500         8,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004 VRD RB
  (LOC-Harris N.A.) 3.22%, 06/01/34(b)(c)       --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society);
  Series 1989 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 02/15/19(b)(c)                        A-1+      --           937           937,238
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/33(b)(c)                        A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995 VRD RB
  3.22%, 08/15/25(b)                           A-1+    VMIG-1     $22,235    $   22,235,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996
  Multi-Family VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  09/15/20(b)(c)                                A-1      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Riverside Health System); Series
  1996 B VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  11/15/16(b)(c)                                A-1      --         4,545         4,545,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Housing Development
  Authority (Lakeshore Plaza); Series 2000 A
  Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 3.19%,
  07/01/27(b)(e)                               A-1+    VMIG-1      20,775        20,775,000
-------------------------------------------------------------------------------------------
Illinois (State of); Series 2005 Unlimited
  Tax Ctfs. GO
  4.50%, 04/28/06                              SP-1+   MIG-1       10,000        10,009,252
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974 VRD Limited Tax
  GO
  (Acquired 07/06/05; Cost $1,100,000) 3.21%,
  01/01/13(b)(h)(i)                             A-1      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000 Multi-Family Housing
  VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 12/15/30(b)                           A-1+      --        14,855        14,855,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

McCook (City of) (Illinois Saint Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --       $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --         1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005 VRD
  IDR (LOC-Allied Irish Banks PLC) 3.20%,
  06/01/35(b)(c)(g)                             --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 11/15/33(b)(c)                        A-1+    VMIG-1       4,520         4,520,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003 B18
  VRD RB
  (Acquired 02/19/03; Cost $9,705,000) 3.21%,
  05/01/20(b)(h)(i)                             --     VMIG-1       9,705         9,705,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Board of
  Education); Series 2000 A4 VRD Unlimited
  Tax GO
  (Acquired 11/12/03; Cost $4,845,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       4,845         4,845,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Emergency
  Telephone System); Series 2002 A44 VRD
  Limited Tax GO
  (Acquired 08/02/02; Cost $7,825,000) 3.21%,
  01/01/20(b)(h)(i)                             --     VMIG-1       7,825         7,825,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12 VRD Limited Tax GO
  (Acquired 10/13/00; Cost $12,200,000)
  3.21%, 01/01/23(b)(h)(i)                      --     VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County of) Regional
  Transportation Authority); Series 2001 A93
  VRD RB
  (Acquired 10/10/01; Cost $7,235,000) 3.21%,
  07/01/27(b)(h)(i)                             --     VMIG-1       7,235         7,235,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Series 2002 A41 VRD Unlimited Tax GO
  (Acquired 07/25/02; Cost $17,675,000)
  3.21%, 06/01/17(b)(h)(i)                      --     VMIG-1     $17,675    $   17,675,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
  2003 B11 VRD Unlimited Tax GO
  (Acquired 01/29/03; Cost $6,995,000) 3.21%,
  11/15/25(b)(h)(i)                             --     VMIG-1       6,995         6,995,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Illinois (State of));
  Series 2001 A124 VRD Unlimited Tax GO
  (Acquired 11/26/01; Cost $7,880,000) 3.21%,
  11/01/26(b)(h)(i)                             A-1      --         7,880         7,880,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S VRD GO
  (Acquired 03/20/00; Cost $14,400,000)
  3.21%, 04/01/30(b)(h)(i)                      --     VMIG-1      14,400        14,400,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.28%,
  12/01/25(b)(c)                                --     VMIG-1       9,600         9,600,000
===========================================================================================
                                                                                525,020,490
===========================================================================================

INDIANA-3.47%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7 Non-AMT VRD RB
  (Acquired 11/17/05;Cost $5,000,000) 3.21%,
  07/01/10(b)(h)(i)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB
  (Acquired 11/12/03; Cost $13,795,000)
  3.20%, 07/15/11(b)(h)(i)                      --     VMIG-1      13,795        13,795,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Trust (Wayne (Township of),
  Marion (County of) School Building Corp.)
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $8,000,000)
  3.20%, 01/15/12(b)(h)(i)(j)                   --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

CDC Municipal Products, Inc. (Indiana (State
  of) Transportation Finance Authority);
  Series 2004-5 A Highway VRD RB
  (Acquired 10/21/04; Cost $1,975,000) 3.21%,
  12/01/18(b)(h)(i)                            A-1+      --       $ 1,975    $    1,975,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A
  Advanced Funding Program RB
  (LOC-Bank of New York) 4.50%, 02/01/07       SP-1+   MIG-1        9,290         9,378,372
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/25/05; Cost $3,410,000) 3.22%,
  08/01/31(b)(c)(i)                            A-1+      --         3,410         3,410,000
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2002 Educational Facilities
  Historical VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/37(b)(c)                         --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/39(b)(c)                         --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 12/01/23(b)(c)                         --     VMIG-1       1,415         1,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/24(b)(c)                         --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/27(b)(c)                        A-1+      --        15,000        15,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  06/01/25(b)(c)                               A-1+      --       $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Merrillville (City of)
  Multi School Building Corp.); Series 2005
  923 VRD RB
  (Acquired 06/09/05; Cost $4,765,000) 3.21%,
  01/15/13(b)(h)(i)                             A-1      --         4,765         4,765,000
-------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
  M University RB
  6.00%, 07/01/06(k)(q)                         NRR     NRR         1,950         1,984,499
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  05/15/39(b)(c)(g)(j)                          --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005 VRD RB
  (LOC-Regions Bank) 3.19%, 11/01/30(b)(c)(j)   --       --         6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
  Building Corp.); Series 2001 A58 VRD RB
  (Acquired 11/12/03; Cost $9,395,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,395         9,395,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.) Series
  2006 D-02 RB
  (Acquired 02/23/06; Cost $4,710,000) 3.21%,
  07/15/24(b)(h)(i)                            A-1+      --         4,710         4,710,000
===========================================================================================
                                                                                110,502,871
===========================================================================================

IOWA-0.53%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006
  Educational Facility VRD RB
  (LOC-Allied Irish Banks PLC) 3.23%,
  03/01/36(c)(d)(g)                            A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002
  Private College Facility VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 10/01/32(b)(c)  A-1+      --         2,055         2,055,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  02/01/33(b)(c)                                --     VMIG-1     $ 5,820    $    5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985 Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.) 3.28%, 12/01/15(b)(e)       A-1+    VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,975,000
===========================================================================================

KANSAS-0.49%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A VRD COP (Acquired 09/08/04;
  Cost $5,000,000) 3.21%, 09/01/21(b)(h)(i)    A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Series 2000 C Health Facilities VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  05/15/30(b)(c)                                --     VMIG-1       4,280         4,280,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  11/01/18(b)(c)                                --     VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI
  VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  03/10/06; Cost $3,000,000) 3.23%,
  08/01/09(b)(c)(i)                            A-1+      --         3,000         3,000,000
===========================================================================================
                                                                                 15,495,000
===========================================================================================

KENTUCKY-1.22%

Eagle Tax Exempt Trust (Louisville &
  Jefferson (County of) Metropolitan Sewer
  District); Series 2006-0053 A VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.21%, 05/15/33(b)(h)(i)                     A-1+      --        14,335        14,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.28%,
  06/01/33(b)(c)(o)                            A-1+      --       $ 2,043    $    2,043,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series 2001
  VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  05/15/30(b)(c)                                A-1      --         3,925         3,925,000
-------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
  Corp.; Series 2001 A VRD RB
  (INS-Ambac Assurance Corp.) 3.22%,
  10/01/21(b)(e)                               A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%,
  04/01/32(b)(c)(o)                             --     VMIG-1      15,490        15,490,000
===========================================================================================
                                                                                 38,793,000
===========================================================================================

LOUISIANA-0.12%

Louisiana (State of) Offshore Terminal
  Authority; Series 2003 B Refunding Deep
  Water Port VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 09/01/14(b)(c)                        A-1+      --         3,850         3,850,000
===========================================================================================

MAINE-0.34%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546 Turnpike VRD RB
  (Acquired 10/28/04; Cost $1,790,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,790         1,790,000
-------------------------------------------------------------------------------------------
Maine (State of); Series 2005 Unlimited Tax
  BAN 4.00%, 06/22/06                           --     MIG-1        9,100         9,126,828
===========================================================================================
                                                                                 10,916,828
===========================================================================================

MARYLAND-1.18%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992 Economic Development
  VRD RB
  (LOC-BNP Paribas) 3.28%, 12/01/17(b)(c)(g)    --     VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.19%, 01/01/27(b)(c)                         A-1    VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 02/01/28(b)(c)                         --     VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005
  Economic Development VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  06/01/31(b)(c)                                --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/28(b)(c)                         --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A VRD RB
  (LOC-Wachovia Bank, N.A.) 3.24%,
  07/01/29(b)(c)                               A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005 Economic VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 11/01/30(b)(c)                         --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Maryland (State of) Health & Higher
  Educational Facilities Authority); Series
  2003-829 Floating Rate Trust Ctfs. VRD RB
  (Acquired 06/19/03; Cost $3,800,000) 3.20%,
  08/15/38(b)(h)(i)                             --     VMIG-1       3,800         3,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994 Refunding Economic
  Development VRD RB
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --       $ 1,145    $    1,145,000
===========================================================================================
                                                                                 37,625,000
===========================================================================================

MASSACHUSETTS-1.51%

Massachusetts (State of) Health & Educational
  Facilities Authority (Emmanuel College);
  Series 2003 VRD RB
  (LOC-Allied Irish Banks PLC; State Street
  Bank & Trust Co.) 3.18%, 07/01/33(b)(c)(g)    --     VMIG-1      18,275        18,275,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Harvard University);
  Series 2006 EE Commercial Paper Note
  3.20%, 04/04/06                              A-1+     P-1        30,000        30,000,000
===========================================================================================
                                                                                 48,275,000
===========================================================================================

MICHIGAN-4.02%

ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35 Non-AMT VRD RB
  (Acquired 09/29/05; Cost $10,595,000)
  3.20%, 10/15/11(b)(h)(i)                      --     VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 2.98%,
  05/01/06(e)(k)(m)                            A-1+    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Series
  1998 VRD Limited Tax IDR (LOC-Comerica
  Bank) 3.25%, 10/01/23(b)(c)(r)                --       --         8,300         8,300,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C VRD
  RB
  (LOC-National City Bank) 3.23%,
  05/01/09(b)(c)                                A-1     P-1         1,005         1,005,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A VRD
  Unlimited Tax GO
  (Acquired 11/06/02; Cost $7,105,000) 3.21%,
  05/01/32(b)(h)(i)                            A-1+      --       $ 7,105    $    7,105,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project); Series
  2004 Refunding VRD Limited Tax RB
  (LOC-Fifth Third Bank) 3.18%,
  05/15/17(b)(c)                               A-1+      --         1,515         1,515,000
-------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.) 3.20%,
  07/01/40(b)(c)(g)                             A-1      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College); Series
  2002 B Limited Tax VRD GO
  (LOC-Fifth Third Bank) 3.19%,
  04/01/32(b)(c)                               A-1+      --         1,500         1,500,000
-------------------------------------------------------------------------------------------
  Series 2004 Refunding VRD Limited Tax GO
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 04/01/34(b)(c)                        A-1+      --         1,800         1,800,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Trinity Health Credit); Series
  2005 E VRD RB
  3.18%, 11/01/18(d)                           A-1+    VMIG-1       9,250         9,250,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Local Government Loan Program); Series
  2003 C RB
  4.00%, 05/01/06                               AA      Aa2         1,000         1,001,030
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2005 B-2 RN (LOC-JPMorgan Chase
  Bank, N.A.)
  4.00%, 08/18/06(c)                           SP-1+     --        10,000        10,039,369
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  11/01/27(b)(c)                                A-1      --         4,500         4,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

  Series 2001 Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  12/01/21(b)(c)                                A-1      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 05/01/31(b)(c)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Michigan (State of); Series 2005 A Unlimited
  Tax GO Notes
  4.50%, 09/29/06                              SP-1+   MIG-1        9,100         9,153,843
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001 VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) Notes
  3.28%, 08/01/21(b)(c)(o)                      --     VMIG-1       5,700         5,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Sewage
  Disposal System); Series 2001 A112 VRD RB
  (Acquired 10/31/01; Cost $11,485,000)
  3.21%, 07/01/32(b)(h)(i)                      --     VMIG-1      11,485        11,485,000
-------------------------------------------------------------------------------------------
  Series 2003 B41 VRD RB
  (Acquired 07/09/03; Cost $11,225,000)
  3.21%, 07/01/26(b)(h)(i)                      --     VMIG-1      11,225        11,225,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.21%, 07/01/29(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X
  VRD RB
  (Acquired 12/12/03; Cost $15,000,000)
  3.21%, 08/15/24(b)(h)(i)                      --     VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Waterford School District; Series 2006
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 3.50%, 05/01/06(e)           AAA     Aaa         3,440         3,440,329
===========================================================================================
                                                                                128,214,571
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MINNESOTA-3.94%

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319 VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,935,000) 3.21%, 03/01/21(b)(h)(i)         AAA     NRR       $13,935    $   13,935,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  10/01/29(b)(c)                                --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 1988 F Adjustable
  Tender Commercial Paper Notes
  3.10%, 04/10/06                              A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 2000 A Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B Adjustable Tender Commercial
  Paper Notes
  3.24%, 04/07/06                              A-1+      --        21,500        21,500,000
-------------------------------------------------------------------------------------------
  Series 2001 D Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+    VMIG-1      25,500        25,500,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.23%, 11/01/22(c)(d)                         --     VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 05/01/27(b)(c)   --     VMIG-1      17,560        17,560,000
===========================================================================================
                                                                                125,450,000
===========================================================================================

MISSISSIPPI-0.53%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22 Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000) 3.21%, 09/01/10(b)(h)(i)          --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.21%, 11/01/22(b)(h)(i)                     A-1+      --       $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003 VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  07/01/25(b)(c)(g)                             --     VMIG-1       3,800         3,800,000
===========================================================================================
                                                                                 16,995,000
===========================================================================================

MISSOURI-1.55%

210 Highway Transportation Development
  District (The) (Missouri 210 Highway
  Improvement Project); Series 1999 A
  Improvement RB
  (LOC-U.S. Bank, N.A.) 4.80%, 07/15/06(c)      AA       A1         2,005         2,012,769
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004 Cultural Facilities VRD RB
  (LOC-National City Bank) 3.22%,
  07/01/24(b)(c)                                --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utility Lease Financing Program); Series
  2006 Commercial Paper Note (LOC-U.S. Bank,
  N.A.) 3.30%, 04/20/06(c)                      --      P-1        28,907        28,907,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/37(c)(d)   --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Francis Medical
  Center); Series 1996 A VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  06/01/26(c)(d)                               A-1+      --         7,345         7,345,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 1985 B VRD RB
  3.28%, 09/01/10(b)                           A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.20%, 10/01/25(b)(c)                   --     VMIG-1     $ 2,140    $    2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B Educational Facilities Refunding VRD
  IDR (LOC-U.S. Bank, N.A.) 3.21%,
  06/15/24(b)(c)                               A-1+      --         1,200         1,200,000
===========================================================================================
                                                                                 49,399,769
===========================================================================================

MONTANA-0.35%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  08/01/27(b)(c)(j)(o)                          --       --        11,115        11,115,000
===========================================================================================

NEBRASKA-2.89%

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      32,475        32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/15/35(c)(d)                               A-1+      --         1,500         1,500,000
===========================================================================================
                                                                                 92,065,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


NEVADA-0.41%

ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24 Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000) 3.22%,
  07/01/09(b)(h)(i)                             --     VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Henderson
  N.V.) Series 2004-43 Multi-State Non-AMT
  VRD GO
  Ctfs. (Acquired 03/28/06; Cost $6,500,000)
  3.22%, 12/01/12(b)(h)(i)                      --     VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB
  (Acquired 01/22/03; Cost $5,186,500) 3.20%,
  01/01/17(b)(h)(i)                             A-1      --         5,187         5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB
  (Acquired 10/23/03; Cost $7,185,000) 3.20%,
  08/15/21(b)(h)(i)                             A-1      --         7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004 Refunding Educational
  Facilities VRD RB
  (LOC-National City Bank) 3.19%,
  12/01/24(b)(c)                                A-1      --         4,175         4,175,000
===========================================================================================
                                                                                 16,546,500
===========================================================================================

NEW MEXICO-0.19%

New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B VRD
  Cigarette Tax RB
  (INS-MBIA Insurance Corp.) 3.22%,
  04/01/19(b)(e)                               A-1+    VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000 VRD RB
  (LOC-SunTrust Bank) 3.24%, 07/01/25(b)(c)     --     VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                  6,200,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW YORK-0.62%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  $16,000,000) 3.20%, 11/15/10(b)(h)(i)         --     VMIG-1     $16,000    $   16,000,000
-------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3 Unlimited
  Tax GO
  (LOC-Bank of America, N.A.) 3.16%,
  08/01/34(b)(c)                               A-1+    VMIG-1       3,700         3,700,000
===========================================================================================
                                                                                 19,700,000
===========================================================================================

NORTH CAROLINA-1.97%

Charlotte (City of); Series 2005 Commercial
  Paper BAN GO
  2.70%, 04/04/06                              A-1+      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
  2.92%, 05/09/06                              A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
  3.32%, 10/05/06                              A-1+      --        10,200        10,200,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005 Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 07/01/19(b)(c)                         --     VMIG-1       5,325         5,325,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/22(b)(c)                         --     VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005 Educational Facilities
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/31(b)(c)                         --     VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004 Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC) 3.19%,
  12/01/34(b)(c)(g)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005 Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005 Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 06/01/37(b)(c)                         --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/22(b)(c)                         --     VMIG-1       9,565         9,565,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C Refunding First
  Mortgage Health Care Facilities VRD RB
  (LOC-SunTrust Bank) 3.20%, 11/01/27(b)(c)     --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (North Carolina (State of)
  Eastern Municipal Power Agency); Series
  2005 A02 VRD RB
  (Acquired 04/12/05; Cost $7,115,000) 3.21%,
  01/01/22(b)(h)(i)                             --     VMIG-1       7,115         7,115,000
===========================================================================================
                                                                                 62,935,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-3.35%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 02/16/06; Cost $2,865,000)
  3.21%, 06/01/14(b)(h)(i)                      --     VMIG-1     $ 2,865    $    2,865,000
-------------------------------------------------------------------------------------------
Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); Series 2004 B Hospital Facilities
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.19%, 11/01/34(b)(c)                         --     VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001 Refunding & Improvement VRD RB
  (LOC-National City Bank) 3.20%,
  12/01/21(b)(c)                                --     VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994 Health Care
  VRD RB
  (LOC-National City Bank) 3.22%,
  11/01/13(b)(c)                                --     VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------
Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  09/01/25(c)(d)                               A-1+      --         1,415         1,415,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Carnegie/96th Research Building Project);
  Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/33(b)(c)                               A-1+    VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Euclid/93rd Garage and Office); Series
  2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/34(b)(c)                               A-1+    VMIG-1       3,425         3,425,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Multi-Mode Park Synagogue Project); Series
  2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%, 01/01/31(b)(c)   --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Series 2000
  Refunding VRD RB
  (LOC-National City Bank) 3.19%,
  11/15/19(b)(c)                                A-1      --       $   135    $      135,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005
  Refunding & Improvement VRD RB
  (LOC-KBC Bank N.V.) 3.20%,
  03/01/36(b)(c)(g)                            A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Lakewood (City of) Educational Facilities
  Authority (St. Edwards High School
  Project); Series 2000 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/01/30(b)(c)                                --     VMIG-1       1,565         1,565,000
-------------------------------------------------------------------------------------------
Lakewood (City of); Series 2005 Limited Tax
  BAN GO
  3.50%, 06/15/06                               --     MIG-1        4,000         4,005,760
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Series 2001 Hospital
  Facilities VRD RB
  (LOC-National City Bank) 3.25%,
  05/01/26(b)(c)(r)                             --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B VRD RB
  (LOC-Fifth Third Bank) 3.20%,
  12/01/27(b)(c)                                --     VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990 Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 08/01/20(b)(c)                        A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Series 1997 Hospital
  Improvement VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/15/22(b)(c)                               A-1+      --         5,230         5,230,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996 Limited Obligation
  VRD RB
  (LOC-National City Bank) 3.21%,
  12/01/10(b)(c)                                A-1      --         1,385         1,385,000
-------------------------------------------------------------------------------------------
Ohio (State of) (Major New Street
  Infrastructure); Series 2001 E-1 RB
  5.00%, 06/15/06                               AA      Aa2         1,500         1,504,822
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Higher Educational Facility
  Commission (Lake Erie); Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  09/01/30(b)(c)                                --     VMIG-1     $12,355    $   12,355,000
-------------------------------------------------------------------------------------------
Ohio (State of) Higher Educational Facility
  Commission (Pooled Financing Program);
  Series 2005 A VRD RB
  (LOC-Fifth Third Bank) 3.17%,
  09/01/26(b)(c)                                --     VMIG-1       7,200         7,200,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Cleveland Electric); Series 1997 B VRD PCR
  (LOC-Barclays Bank) 3.22%,
  08/01/20(b)(c)(g)                            A-1+     P-1         1,050         1,050,000
-------------------------------------------------------------------------------------------
Richland (County of) Ohio Healthcare
  Facilities (Wesleyan); Series 2004 B
  Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.17%, 11/01/27(b)(c)                        A-1+      --         9,610         9,610,000
===========================================================================================
                                                                                106,710,582
===========================================================================================

OKLAHOMA-2.40%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000 Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 07/15/30(b)(o)                        A-1+      --        27,695        27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001 VRD RB
  (LOC-Bank of America, N.A.) 3.27%,
  06/01/11(b)(c)                               A-1+      --         2,910         2,910,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2001 State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.35%, 09/01/06(k)(m)                        A-1+      --         6,525         6,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of) Economic Development
  Authority (Oklahoma State University
  Foundation Phase III Project); Series 2002
  Student Housing VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  07/01/32(b)(e)                                --     VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A Capital Improvements VRD RB
  3.13%, 05/15/06(k)(m)                        A-1+      --         9,200         9,200,000
===========================================================================================
                                                                                 76,330,000
===========================================================================================

OREGON-0.18%

Clackamas (County of) Hospital Facility
  Authority (Willamette View); Series 2005
  A-1 Refunding VRD RB
  (LOC-Bank of New York) 3.17%,
  11/01/29(b)(c)                               A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Portland (City of)); Series
  2004 614 Sewer System VRD RB
  (Acquired 12/02/04; Cost $1,600,000) 3.21%,
  10/01/12(b)(h)(i)                             --     VMIG-1       1,600         1,600,000
===========================================================================================
                                                                                  5,600,000
===========================================================================================

PENNSYLVANIA-3.82%

ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20 Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000) 3.21%, 07/15/11(b)(h)(i)          --       --         4,225         4,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.21%, 09/01/09(b)(h)(i)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.21%,
  06/01/11(b)(h)(i)                             --     VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 ACES VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 03/01/18(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); Series 2000 B VRD IDR
  (LOC-LaSalle Bank N.A.)
  3.19%, 12/01/30(b)(c)                         A-1      --       $ 7,160    $    7,160,000
-------------------------------------------------------------------------------------------
Chester (County of) Health & Educational
  Facilities Authority (Kendall-Crosslands
  Community Project); Series 2003 Retirement
  Community VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  04/01/33(b)(c)(g)                             A-1      --         2,940         2,940,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005
  Refunding VRD RB
  (LOC-KBC Bank N.V.) 3.19%,
  01/01/38(b)(c)(g)                            A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); Series 2001-3801 VRD COP
  (Acquired 06/04/01; Cost $8,900,000) 3.21%,
  08/01/28(b)(h)(i)                            A-1+      --         8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 03/01/30(b)(e)                        A-1+      --         2,675         2,675,000
-------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000 Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.27%, 12/01/24(b)(e)                        A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  3.21%, 10/15/29(b)(e)                        A-1+      --        12,135        12,135,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp. Inc.);
  Series 1984 Refunding VRD PCR (LOC-Rabobank
  Nederland) 3.25%, 06/01/14(c)(f)(g)          A-1+      --         1,020         1,020,000
-------------------------------------------------------------------------------------------
  3.25%, 10/01/14(c)(f)(g)                     A-1+      --         7,030         7,030,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003
  VRD IDR (LOC-Bank of New York)
  3.23%, 02/01/29(b)(c)                        A-1+      --       $ 3,100    $    3,100,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Liberty Lutheran
  Services); Series 2004 VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  05/01/34(b)(c)                               A-1+      --         3,745         3,745,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Gloria Dei Project); Series 2006
  VRD IDR (LOC-Citizens Bank of Pennsylvania)
  3.19%, 01/01/23(b)(c)                         --     VMIG-1      14,700        14,700,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Peco); Series 1999 A Refunding
  VRD PCR (LOC-Wachovia Bank, N.A.) 3.23%,
  10/01/30(b)(c)                                --     VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A VRD
  RB
  (LOC-UniCredito Italiano S.p.A.)
  3.22%, 11/01/36(b)(c)(g)                      --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2 Fifth VRD RB
  (LOC-Bank of Nova Scotia, JPMorgan Chase
  Bank, N.A.) 3.22%, 09/01/34(b)(c)(g)         A-1+    VMIG-1       4,300         4,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A Health VRD RB
  (LOC-Wachovia Bank, N.A.) 3.20%,
  07/01/27(b)(c)                               A-1+    VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002 VRD IDR (LOC-Citizens
  Bank of Pennsylvania) 3.22%, 11/01/32(b)(c)   --     VMIG-1       2,895         2,895,000
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  08/01/32(b)(c)(g)                             --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wachovia MERLOTs (Scranton (City of) &
  Lackawanna (County of) Health & Welfare
  Authority); Series 2002 A-18 VRD RB
  (Acquired 03/22/02; Cost $4,460,000) 3.21%,
  03/01/15(b)(h)(i)                             --     VMIG-1     $ 4,460    $    4,460,000
===========================================================================================
                                                                                121,775,000
===========================================================================================

RHODE ISLAND-0.09%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002 Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.20%, 08/01/32(b)(c)                        A-1+      --         2,900         2,900,000
===========================================================================================

SOUTH CAROLINA-1.43%

Eagle Tax Exempt Trust (South Carolina (State
  of) Public Service Authority); Series 2000-
  4001 A VRD COP (Acquired 09/08/00; Cost
  $10,100,000) 3.21%, 01/01/22(b)(h)(i)        A-1+      --        10,100        10,100,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $7,185,000) 3.20%,
  10/01/22(b)(h)(i)                             --     VMIG-1       7,185         7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/34(b)(e)                               A-1+    VMIG-1       9,800         9,800,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/31(b)(e)                               A-1+    VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/30/02; Cost $2,100,000) 3.23%,
  07/01/17(b)(c)(i)                            A-1+      --         2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $   550    $      550,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project);
  Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/23(b)(c)                         --     VMIG-1       3,640         3,640,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  09/01/32(b)(c)(j)                             --       --         3,900         3,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,840,000) 3.23%,
  09/01/18(b)(c)(i)                            A-1+      --         2,840         2,840,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A VRD
  RB (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/20(b)(c)                               A-1+      --         4,360         4,360,000
===========================================================================================
                                                                                 45,575,000
===========================================================================================

TENNESSEE-4.49%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2005 D-5-F VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/36(d)(e)                         --     VMIG-1       2,325         2,325,000
-------------------------------------------------------------------------------------------
  Series 2006 D-6-A VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/31(d)(e)                         --     VMIG-1       7,400         7,400,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority; Series 2004 Pooled Financing VRD
  RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/34(c)(d)                                --     VMIG-1     $36,015    $   36,015,000
-------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2006
  VRD IDR (LOC-Regions Bank) 3.19%,
  02/01/28(b)(c)                                --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A VRD COP (Acquired
  10/10/00; Cost $14,040,000) 3.21%,
  10/01/27(b)(h)(i)                            A-1+      --        14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993 VRD
  Refunding IDR (LOC-BNP Paribas)
  3.21%, 05/01/13(b)(c)(g)                      --      Aa2         1,050         1,050,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001 VRD RB
  (LOC-SunTrust Bank) 3.23%, 08/01/16(b)(c)     --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(e)(o)                             --     VMIG-1       3,739         3,739,000
-------------------------------------------------------------------------------------------
  Series 1995 B-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/06(b)(e)                                --     VMIG-1         615           615,000
-------------------------------------------------------------------------------------------
  Series 1996 F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       8,150         8,150,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/11(b)(e)                                --     VMIG-1       4,350         4,350,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       4,810         4,810,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/22(b)(e)                                --     VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/21(b)(e)                                --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

  Series 1997 II E-3 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/10(b)(e)                                --     VMIG-1     $ 1,325    $    1,325,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,035         1,035,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,060         1,060,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/27(b)(e)                                --     VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 1997 II-F-4 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/09(b)(e)                                --     VMIG-1         410           410,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/24(b)(e)                                --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 1999 II B-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/25(b)(e)                                --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
  Series 2005 IV-F-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/35(d)(e)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-G-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/25(d)(e)                         --     VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003 VRD RB
  (LOC-Regions Bank) 3.21%, 08/01/23(b)(c)      --     VMIG-1       3,885         3,885,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003
  Educational Facilities VRD RB
  (LOC-SunTrust Bank) 3.28%, 04/01/23(b)(c)     --     VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                142,969,000
===========================================================================================

TEXAS-12.60%

ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16 Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.22%, 08/15/10(b)(h)(i)                      --     VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13 Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000) 3.20%,
  02/06/08(b)(h)(i)                             --     VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003 Unlimited Tax School Building
  VRD GO
  (CEP-Texas Permanent School Fund)
  2.75%, 06/15/06(k)(n)                        A-1+    VMIG-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys) Series
  2005 B Special Obligation VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  08/15/35(b)(e)                               A-1+    VMIG-1       3,765         3,765,000
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997 Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/27(b)(c)                         --     VMIG-1         835           835,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985 VRD IDR (LOC-Bank of New York)
  3.20%, 11/01/25(c)(d)                        A-1+      --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Texas Utility System;
  Series 2003 A Refunding Sub Lien VRD RB
  (INS-MBIA Insurance Corp.) 3.16%,
  09/01/27(b)(e)                               A-1+    VMIG-1       1,530         1,530,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A Refunding VRD RB
  (LOC-BNP Paribas)
  3.26%, 05/01/35(b)(c)(g)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston (City of)
  Airport); Series 2000-4307 VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.21%, 07/01/28(b)(h)(i)                     A-1+      --        15,750        15,750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.21%, 12/01/27(b)(h)(i)                     A-1+      --       $14,005    $   14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000) 3.21%,
  12/01/30(b)(h)(i)                            A-1+      --         8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A VRD COP
  (Acquired 11/20/02; Cost $1,580,000) 3.21%,
  08/15/30(b)(h)(i)                            A-1+      --         1,580         1,580,000
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.) 3.22%,
  06/01/10(b)                                  A-1+      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (The Methodist System);
  Series 2005 B Refunding Hospital RB
  3.17%, 12/01/32(d)                           A-1+      --        35,000        35,000,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2005 A Sub. Lien Commercial Paper RN
  (LOC-Bank of America, N.A.) 3.15%,
  07/21/06(c)                                  A-1+      --        13,651        13,651,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo); Series 2001 C Jr. Lein
  VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  11/15/30(b)(e)                               A-1+    VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985 VRD PCR
  2.98%, 05/01/06(g)(k)(m)                     A-1+     P-1        10,640        10,640,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000 Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/20(b)(c)(j)                      --       --         2,500         2,500,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A
  Housing VRD RB
  (LOC-Bank of New York) 3.30%,
  03/01/33(c)(f)                                --     VMIG-1     $11,005    $   11,005,000
-------------------------------------------------------------------------------------------
Houston (City of); Series 2005 D Commercial
  Paper Notes GO 3.15%, 05/16/06               A-1+     P-1        17,000        17,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06                              A-1+     P-1        11,000        11,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004 530 Limited Tax VRD GO
  (Acquired 10/28/04; Cost $4,625,000) 3.21%,
  06/15/12(b)(h)(i)                             --     VMIG-1       4,625         4,625,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.28%,
  07/01/33(b)(c)                               A-1+      --         1,300         1,300,000
-------------------------------------------------------------------------------------------
Lubbock (City of) Independent School
  District; Series 2006 School Building VRD
  Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06(k)(l)                        A-1+    VMIG-1       3,600         3,629,583
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats Brazosport (City of)
  Independent School District); Series 2003
  PT-1690 Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,853,000) 3.21%,
  08/15/10(b)(h)(i)                             --     VMIG-1       4,853         4,853,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860 VRD Unlimited Tax GO
  (Acquired 09/09/05; Cost $9,750,000) 3.21%,
  02/15/25(b)(h)(i)                             A-1      --         9,750         9,750,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C Retirement
  Facility VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  02/15/30(b)(c)                                A-1      --         7,435         7,435,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Metropolitan Higher Education Authority
  (University of Dallas Project); Series 1999
  Higher Education VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 05/01/19(b)(c)(j)                      --       --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
North Texas Tollway Authority; Series 2005 C
  Dallas North Tollway System VRD RB
  (INS-Financial Guaranty Insurance Co.)
  3.19%, 01/01/25(b)(e)                        A-1+    VMIG-1      45,000        45,000,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985 Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 07/01/15(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001 Hospital
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 11/01/26(b)(c)                        A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Series 1996 Refunding VRD PCR
  (INS- Ambac Assurance Corp.) 3.22%,
  07/01/16(b)(e)                               A-1+    VMIG-1       3,350         3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A Refunding Sub RB
  (INS-MBIA Insurance Corp.) 3.17%,
  05/15/33(b)(e)                               A-1+    VMIG-1       3,100         3,100,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/26(b)(c)                         --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series 1997
  Higher Education VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  01/01/18(b)(c)(o)                            A-1+      --        10,900        10,900,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2005 Unlimited Tax
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1       19,000        19,113,584
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006 B
  Commercial Paper Notes
  3.30%, 06/06/06                              A-1+     P-1       $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2005 A Commercial
  Paper Notes
  3.22%, 04/05/06                              A-1+     P-1        22,500        22,500,000
-------------------------------------------------------------------------------------------
  3.28%, 05/15/06                              A-1+     P-1        15,000        15,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/06/06                              A-1+     P-1        15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
  2000 A26 VRD RB
  (Acquired 11/09/04; Cost $9,230,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,230         9,230,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Klein City of) Independent
  School District); Series 2005 C-02
  Unlimited Tax VRD GO
  (Acquired 11/15/05; Cost $6,345,000) 3.21%,
  08/01/31(b)(h)(i)                             --     VMIG-1       6,345         6,345,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003 B16 VRD RB
  (Acquired 02/19/03; Cost $16,005,000)
  3.21%, 08/15/25(b)(h)(i)                      --     VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Series 2003 B14 Refunding VRD RB
  (Acquired 01/29/03; Cost $7,985,000) 3.21%,
  08/15/22(b)(h)(i)                             --     VMIG-1       7,985         7,985,000
===========================================================================================
                                                                                401,585,167
===========================================================================================

UTAH-1.47%

Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005
  Lease VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 06/01/21(b)(c)  A-1+      --           900           900,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray (City of)
  Hospital); Series 2002 PA-1066 VRD RB
  (Acquired 10/02/02; Cost $5,995,000) 3.21%,
  05/15/06(b)(h)(i)                             A-1      --         5,995         5,995,000
-------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Series 2003 D Hospital VRD RB
  3.18%, 05/15/36(d)                           A-1+      --         7,800         7,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

UTAH-(CONTINUED)

  Series 2005 D Hospital VRD RB
  3.19%, 05/15/37(b)                           A-1+    VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003 Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 02/15/31(b)                           A-1+      --         4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 08/01/28(b)(c)  A-1+      --           800           800,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Series 2002 A59 Power Supply VRD
  RB
  (Acquired 10/23/02; Cost $10,630,000)
  3.21%, 07/01/10(b)(h)(i)                      --     VMIG-1      10,630        10,630,000
-------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Series 2004
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 12/01/34(b)                           A-1+      --         9,675         9,675,000
===========================================================================================
                                                                                 46,735,000
===========================================================================================

VERMONT-0.16%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984 Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts) 3.31%,
  12/01/13(c)(f)                               A-1+      --         2,500         2,500,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985 Student Loan VRD RB
  (LOC-State Street Bank & Trust Co.)
  3.25%, 01/01/08(c)(f)                         --     VMIG-1       2,640         2,640,000
===========================================================================================
                                                                                  5,140,000
===========================================================================================

VIRGINIA-0.23%

Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003 Residential Care Facility VRD
  RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/33(b)(c)                         A-1      --           750           750,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Spotsylvania (County of) Industrial
  Development Authority (Rappah-Annock Area
  YMCA Project); Series 2002 VDR IDR
  (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/23(b)(c)                                --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Stafford (County of) & Staunton (City of);
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.25%,
  04/13/06(c)                                   --     VMIG-1       1,870         1,870,000
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury);
  Series 2005B Residential Care Facility VRD
  IDR (LOC-Branch Banking & Trust Co.) 3.20%,
  01/01/10(b)(c)                                --     VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                  7,315,000
===========================================================================================

WASHINGTON-6.47%

ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12 Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000) 3.22%,
  07/01/10(b)(h)(i)                             --     VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 05/13/03; Cost $10,685,000)
  3.22%, 07/01/10(b)(h)(i)(j)                   --       --        10,685        10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37 Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000) 3.22%,
  12/01/12(b)(h)(i)                             --     VMIG-1       8,235         8,235,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King (County
  of)); Series 2001-1 Multi-State Non-AMT VRD
  Limited Tax GO
  Ctfs. (Acquired 01/04/01; Cost $10,000,000)
  3.22%, 07/01/06(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/28(b)(c)(j)                             --       --         2,565         2,565,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (Washington (State of)
  Public Power Supply Systems Project No. 2);
  Series 1996-4703 A VRD COP (Acquired
  05/02/01; Cost $5,870,000) 3.21%,
  07/01/11(b)(h)(i)                            A-1+      --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington (State
  of)); Series 1998-4701 A VRD COP (Acquired
  07/20/00; Cost $14,400,000) 3.21%,
  05/01/18(b)(h)(i)                            A-1+      --        14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.18%,
  06/05/06(c)                                  A-1+      --        37,200        37,200,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 Commercial Paper Notes TRAN
  (LOC-Bank of America, N.A.) 3.18%,
  06/06/06(c)                                  A-1+      --        16,800        16,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001 Limited Tax
  VRD GO
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/21(b)(c)(j)                             --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004 593 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 04/01/23(b)(c)   --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%,
  12/01/19(b)(c)(o)                             --     VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%, 12/01/19(b)(c)   --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); Series 2002-739D VRD RB
  (Acquired 07/21/04; Cost $5,000,000) 3.20%,
  09/01/20(b)(h)(i)                             A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997
  Special Revenue VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  01/01/27(b)(c)                               A-1+    VMIG-1     $12,705    $   12,705,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B Low Income
  Housing Assistance VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 05/01/19(b)(c)  A-1+      --         2,225         2,225,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995
  Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 12/01/15(b)(c)  A-1+      --         2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994 Refunding VRD IDR
  3.25%, 11/01/25(b)(o)                        A-1+    VMIG-1       6,524         6,524,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003
  Refunding Housing VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/34(b)(c)(j)                             --       --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Series 2001
  A46 Sales Tax & Motor VRD RB
  (Acquired 11/12/03; Cost $6,255,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       6,255         6,255,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E Economic
  Development VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/25(b)(c)  A-1+      --         2,545         2,545,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  12/01/33(b)(c)                                --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (Antioch University Project);
  Series 2005 Non-Profit Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%, 01/01/27(b)(c)  A-1+      --       $ 6,635    $    6,635,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Judson Park Project); Series
  2004 A Non-Profit Housing Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%,
  01/01/29(b)(c)(j)                             --       --         9,855         9,855,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994 Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 10/01/19(b)(c)  A-1+      --         3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000 Non-Profit VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/30(b)(c)                                --     VMIG-1       1,350         1,350,000
===========================================================================================
                                                                                206,034,000
===========================================================================================

WEST VIRGINIA-0.13%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991 Refunding VRD RB
  (LOC-Wachovia Bank, N.A.) 3.21%,
  06/01/14(b)(c)                                --      Aa2         4,140         4,140,000
===========================================================================================

WISCONSIN-2.97%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25 Non-AMT VRD RB
  (Acquired 08/01/05; Cost $17,370,000)
  3.22%, 12/01/13(b)(h)(i)(j)                   --       --        17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.22%, 06/01/36(b)(c)                         --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004 VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  01/01/35(b)(c)(g)                             A-1      --       $ 4,995    $    4,995,000
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 08/01/28(b)(c)   --     VMIG-1       2,300         2,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999 VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000) 3.20%, 07/01/14(b)(c)(i)    A-1+      --         2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B VRD (LOC-JPMorgan Chase Bank,
  N.A.)
  3.19%, 11/01/25(b)(c)                        A-1+      --         7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield); Series
  2006 B VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 01/15/36(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.21%, 07/01/28(b)(c)                         --     VMIG-1       3,150         3,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/15/23(b)(c)                         --     VMIG-1     $ 6,900    $    6,900,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.21%, 06/01/23(b)(c)                         --     VMIG-1       9,115         9,115,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1994 A VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 09/01/19(b)(c)                         A-1      --         5,350         5,350,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987 VRD RB
  (LOC-KBC Bank N.V.) (Acquired 05/02/05;
  Cost $27,000,000) 3.22%,
  12/01/17(b)(c)(g)(i)                          A-1      --        27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/01/19(b)(c)                         A-1      --         1,830    $    1,830,000
===========================================================================================
                                                                                 94,545,000
===========================================================================================
TOTAL INVESTMENTS(s)(t)-101.02% (Cost
  $3,218,678,145)                                                             3,218,678,145
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.02)%                                           (32,564,046)
===========================================================================================
NET ASSETS-100.00%                                                           $3,186,114,099
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

TAX-FREE INVESTMENTS TRUST

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in notes (j) and
    (r) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $901,459,500, which represented 28.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1(+).
(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2006.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(n) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on March 31, 2006.
(o) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $43,660,000, which represented 1.37% of the Fund's Net Assets.
(q) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(r) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                          PERCENTAGE
   ----------------------------------------------------------------------------
   MBIA Insurance Corp.........................................         10.8%
   Bank of America, N.A........................................         10.1
   Financial Guaranty Insurance Co.............................          9.6
   Ambac Assurance Corp........................................          7.9
   Financial Security Assurance Inc............................          5.6
   JPMorgan Chase Bank, N.A....................................          5.1
   Other Entities Less than 5%.................................         51.9
    ___________________________________________________________________________
   ============================================================================

(t) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $3,218,678,145)   $3,218,678,145
------------------------------------------------------------
Cash                                              31,076,298
------------------------------------------------------------
Receivables for:
  Investments sold                                15,651,522
------------------------------------------------------------
  Interest                                        16,908,650
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               131,854
------------------------------------------------------------
Other assets                                         179,596
============================================================
    Total assets                               3,282,626,065
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           88,174,709
------------------------------------------------------------
  Dividends                                        7,652,839
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,176
------------------------------------------------------------
Accrued distribution fees                            164,238
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,203
------------------------------------------------------------
Accrued transfer agent fees                           36,664
------------------------------------------------------------
Accrued operating expenses                           175,137
============================================================
    Total liabilities                             96,511,966
============================================================
Net assets applicable to shares outstanding   $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,186,155,807
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (41,708)
============================================================
                                              $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,892,111,475
____________________________________________________________
============================================================
Private Investment Class                      $  220,988,368
____________________________________________________________
============================================================
Personal Investment Class                     $   20,902,039
____________________________________________________________
============================================================
Cash Management Class                         $  683,659,237
____________________________________________________________
============================================================
Reserve Class                                 $   19,052,332
____________________________________________________________
============================================================
Resource Class                                $  341,383,838
____________________________________________________________
============================================================
Corporate Class                               $    8,016,810
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,892,075,711
____________________________________________________________
============================================================
Private Investment Class                         220,977,389
____________________________________________________________
============================================================
Personal Investment Class                         20,899,102
____________________________________________________________
============================================================
Cash Management Class                            683,667,258
____________________________________________________________
============================================================
Reserve Class                                     19,050,468
____________________________________________________________
============================================================
Resource Class                                   341,385,961
____________________________________________________________
============================================================
Corporate Class                                    8,016,425
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $90,277,722
=========================================================================

EXPENSES:

Advisory fees                                                   6,919,662
-------------------------------------------------------------------------
Administrative services fees                                      605,661
-------------------------------------------------------------------------
Custodian fees                                                    157,245
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,140,330
-------------------------------------------------------------------------
  Personal Investment Class                                       153,273
-------------------------------------------------------------------------
  Cash Management Class                                           620,308
-------------------------------------------------------------------------
  Reserve Class                                                   166,612
-------------------------------------------------------------------------
  Resource Class                                                  713,622
-------------------------------------------------------------------------
  Corporate Class                                                   3,442
-------------------------------------------------------------------------
Transfer agent fees                                               527,776
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         123,327
-------------------------------------------------------------------------
Other                                                             801,915
=========================================================================
    Total expenses                                             11,933,173
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,662,053)
=========================================================================
    Net expenses                                                9,271,120
=========================================================================
Net investment income                                          81,006,602
=========================================================================
Net realized gain from Investment securities                       20,198
=========================================================================
Net increase in net assets resulting from operations          $81,026,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   81,006,602    $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   20,198           (60,974)
==============================================================================================
    Net increase in net assets resulting from operations          81,026,800        36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (51,535,231)      (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,114,924)       (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (404,324)          (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,063,769)       (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (276,474)          (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,314,990)       (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (296,890)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (81,006,602)      (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (224,964,600)      163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                        24,371,221        46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       10,024,848           483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (41,462,324)      (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,744,079        (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                  51,762,427        (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                  8,016,425                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (162,507,924)      152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (162,487,726)      152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,348,601,825     3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,186,114,099    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

TAX-FREE INVESTMENTS TRUST

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended March 31, 2006, AIM waived fees of $1,762,263.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $307.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $605,661.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2006, AISI retained $527,776.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $570,165, $112,400, $496,246, $144,953, $570,898 and
$3,442, respectively, after FMC waived Plan fees of $570,165, $40,873, $124,062, $21,659, $142,724 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $194,014,926, which resulted in net realized gains (losses) of $0 and securities purchases of $14,773,207.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

TAX-FREE INVESTMENTS TRUST

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $16,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $81,006,602    $36,860,093
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                       $      244,894
------------------------------------------------------------------------------
Temporary book/tax differences                                        (244,894)
------------------------------------------------------------------------------
Capital loss carryforward                                              (41,708)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,186,155,807
==============================================================================
Total net assets                                                $3,186,114,099
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

TAX-FREE INVESTMENTS TRUST


    The Fund utilized $13,004 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
March 31, 2013                                                     $41,708
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   24,419,859,762    $ 24,419,859,762     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 590,733,012         590,733,012        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 32,503,439          32,503,439         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,375,896,321       7,375,896,321      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            162,245,979         162,245,979        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,316,222,552       2,316,222,552      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       129,405,787         129,405,787                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       30,895,326          30,895,326         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,802,001           3,802,001          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    201,846             201,846              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,231,407          11,231,407          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                247,862             247,862             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,599,542           7,599,542          2,383,423           2,383,423
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                            10,644              10,644                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (24,675,719,687)    (24,675,719,687)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (570,163,791)       (570,163,791)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (22,680,438)        (22,680,438)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,428,590,053)     (7,428,590,053)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (152,749,762)       (152,749,762)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,272,059,667)     (2,272,059,667)    (1,788,092,794)     (1,788,092,794)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (121,400,006)       (121,400,006)                --                  --
=================================================================================================================================
                                                          (162,507,924)   $   (162,507,924)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

TAX-FREE INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           PERSONAL INVESTMENT CLASS
                                                              ----------------------------------------------------
                                                                              YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------
                                                               2006          2005       2004       2003      2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00   $ 1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02          0.01      0.003       0.01     0.02(a)
==================================================================================================================
Less distributions from net investment income                   (0.02)        (0.01)    (0.003)     (0.01)   (0.02)
==================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00   $ 1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  1.97%         0.68%      0.28%      0.69%    1.66%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $20,902       $10,877    $10,394    $16,991   $5,102
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.77%(c)      0.77%      0.77%      0.76%    0.72%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.02%(c)      1.02%      1.02%      1.02%    1.03%
==================================================================================================================
Ratio of net investment income to average net assets             1.94%(c)      0.69%      0.28%      0.66%    1.51%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)  Ratios are based on average daily net assets of $20,436,354.

TAX-FREE INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

TAX-FREE INVESTMENTS TRUST
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TAX-FREE INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tax-Free Investments Trust and Personal Investment Class Shareholders of Tax-Free Cash Reserve Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the Personal Investment Class financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Personal Investment Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the Personal Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

TAX-FREE INVESTMENTS TRUST

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006.

AIM Tax-Free Cash Reserve Portfolio Personal Investment Class paid ordinary dividends in the amount of $0.0195 during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 100%, 100%, 100% and 100%, respectively.

TAX-FREE INVESTMENTS TRUST

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1992           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of March 31, 2006

TAX-FREE INVESTMENTS TRUST



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51(st)    & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               TFIT-AR-6       Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                        PRIVATE INVESTMENT CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  MARCH 31, 2006
                                                                   ANNUAL REPORT


                                  [COVER IMAGE]
ANNUAL


==================================================

INSIDE THIS REPORT

Letter to Shareholders......................... 1

Fund Data...................................... 2

Letter from Independent
Chairman of Board of Trustees.................. 3

Calculating Your Ongoing Fund Expenses......... 4

Approval of Investment Advisory
Agreements and Summary of Independent
Written Fee Evaluation......................... 5

Financial Pages.............................. F-1

==================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Private Investment Class of Tax-Free Cash Reserve
   [GRAHAM          Portfolio of Tax-Free Investments Trust, part of AIM Cash
    PHOTO]          Management, covering the fiscal year ended March 31, 2006.
                    Thank you for investing with us.

                       Tax-Free Cash Reserve Portfolio seeks to provide as high
                    a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
 ROBERT H. GRAHAM   Fund invests in high-quality, short-term municipal
                    obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

   The Fund continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve Board (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed raised this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year-end approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

   o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

   o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

   o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

IN CLOSING

We are pleased to send you this report on your investment. AIM
Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM

Robert H. Graham
Vice Chair & President, Tax-Free Investments Trust

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


====================================================================================================================================
SHARE CLASS DATA


DATA AS OF 3/31/06

CLASS                                    YIELD                WEIGHTED AVERAGE MATURITY            NET ASSETS
                                  7-DAY       MONTHLY      RANGE DURING         AT FISCAL
                                SEC YIELD      YIELD       FISCAL YEAR          YEAR END

Private Investment                2.70%        2.65%        19-31 days          24 days          $220.9 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower

====================================================================================================================================


====================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 3/31/06

1-7                           82.5%

8-30                           3.3

31-90                          7.2

91-180                         3.3

181+                           3.7

====================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
   [CROCKETT        independent chair--I can assure you that shareholder
     PHOTO]         interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more
 BRUCE L. CROCKETT  effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    May 17, 2006

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an     expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =     may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the        ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading        and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you         hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.     shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
$1,000 invested at the beginning of the      PURPOSES                                     in the table are meant to highlight your
period and held for the entire period                                                     ongoing costs only. Therefore, the
October 1, 2005, through March 31, 2006.     The table below also provides                hypothetical information is useful in
                                             information about hypothetical account       comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based       not help you determine the relative
                                             on the Fund's actual expense ratio and       total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return.
this table,

====================================================================================================================================

                                                                                       HYPOTHETICAL
                                                     ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING               EXPENSES         ENDING              EXPENSES        ANNUALIZED
                    ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE         PAID DURING       EXPENSE
  CLASS               (10/1/05)         (3/31/06)(1)           PERIOD(2)       (3/31/06)            PERIOD(2)         RATIO
Private
Investment            $1,000.00          $1,012.60              $2.36          $1,022.59               $2.37           0.47%



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, and comparable to the
recommendation of the Investments            reviewed the qualifications of AIM's         advisory fee rates for three
Committee of the Board, at a meeting         investment personnel and considered such     institutional money market funds (one of
held on June 30, 2005, the Board,            issues as AIM's portfolio and product        which has an "all-in" fee structure
including all of the independent             review process, AIM's legal and              whereby AIM pays all of the fund's
trustees, approved the continuance of        compliance function, AIM's use of            ordinary operating expenses), advised by
the advisory agreement (the "Advisory        technology, AIM's portfolio                  AIM with investment strategies
Agreement") between the Fund and AIM for     administration function and the quality      comparable to those of the Fund; (ii)
another year, effective July 1, 2005.        of AIM's investment research. Based on       was lower than the advisory fee rates
                                             the review of these and other factors,       for a variable insurance fund advised by
   The Board considered the factors          the Board concluded that the quality of      AIM and offered to insurance company
discussed below in evaluating the            services to be provided by AIM was           separate accounts with investment
fairness and reasonableness of the           appropriate and that AIM currently is        strategies comparable to those of the
Advisory Agreement at the meeting on         providing satisfactory services in           Fund; (iii) was lower than the advisory
June 30, 2005 and as part of the Board's     accordance with the terms of the             fee rates for one offshore fund for
ongoing oversight of the Fund. In their      Advisory Agreement.                          which an AIM affiliate serves as advisor
deliberations, the Board and the                                                          with investment strategies comparable to
independent trustees did not identify        o The performance of the Fund relative       those of the Fund; and (iv) was higher
any particular factor that was               to comparable funds. The Board reviewed      than the advisory fee rates for two
controlling, and each trustee attributed     the performance of the Fund during the       unregistered pooled investment vehicles,
different weights to the various             past one, three and five calendar years      and comparable to the advisory fee rates
factors.                                     against the performance of funds advised     for a third unregistered pooled
                                             by other advisors with investment            investment vehicle, for which an AIM
   One of the responsibilities of the        strategies comparable to those of the        affiliate serves as advisor with
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's        investment strategies comparable to
independent of AIM and AIM's affiliates,     performance in such periods was at or        those of the Fund. The Board noted that
is to manage the process by which the        above the median performance of such         AIM has agreed to waive fees and/or
Fund's proposed management fees are          comparable funds. Based on this review,      limit expenses of the Fund, as discussed
negotiated to ensure that they are           the Board concluded that no changes          below. Based on this review, the Board
negotiated in a manner which is at arm's     should be made to the Fund and that it       concluded that the advisory fee rate for
length and reasonable. To that end, the      was not necessary to change the Fund's       the Fund under the Advisory Agreement
Senior Officer must either supervise a       portfolio management team at this time.      was fair and reasonable.
competitive bidding process or prepare
an independent written evaluation. The       o The performance of the Fund relative       o Fees relative to those of comparable
Senior Officer has recommended an            to indices. The Board reviewed the           funds with other advisors. The Board
independent written evaluation in lieu       performance of the Fund during the past      reviewed the advisory fee rate for the
of a competitive bidding process and,        one, three and five calendar years           Fund under the Advisory Agreement. The
upon the direction of the Board, has         against the performance of the Lipper        Board compared effective contractual
prepared such an independent written         Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
evaluation. Such written evaluation also     Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
considered certain of the factors            performance in such periods was              below the median rate of the funds
discussed below. In addition, as             comparable to the performance of such        advised by other advisors with
discussed below, the Senior Officer made     Index. Based on this review, the Board       investment strategies comparable to
certain recommendations to the Board in      concluded that no changes should be made     those of the Fund that the Board
connection with such written evaluation.     to the Fund and that it was not              reviewed. The Board noted that AIM has
                                             necessary to change the Fund's portfolio     agreed to waive fees and/or limit
   The discussion below serves as a          management team at this time.                expenses of the Fund, as discussed
summary of the Senior Officer's                                                           below. Based on this review, the Board
independent written evaluation and           o Meeting with the Fund's portfolio          concluded that the advisory fee rate for
recommendations to the Board in              managers and investment personnel. With      the Fund under the Advisory Agreement
connection therewith, as well as a           respect to the Fund, the Board is            was fair and reasonable.
discussion of the material factors and       meeting periodically with such Fund's
the conclusions with respect thereto         portfolio managers and/or investment         o Expense limitations and fee waivers.
that formed the basis for the Board's        personnel and believes that such             The Board noted that AIM has
approval of the Advisory Agreement.          individuals are competent and able to        contractually agreed to waive fees
After consideration of all of the            continue to carry out their                  and/or limit expenses of the Fund in an
factors below and based on its informed      responsibilities under the Advisory          amount necessary to limit total annual
business judgment, the Board determined      Agreement.                                   operating expenses to a specified
that the Advisory Agreement is in the                                                     percentage of average daily net assets
best interests of the Fund and its           o Overall performance of AIM. The Board      for each class of the Fund. The Board
shareholders and that the compensation       considered the overall performance of        considered the contractual nature of
to AIM under the Advisory Agreement is       AIM in providing investment advisory and     this fee waiver/expense limitation and
fair and reasonable and would have been      portfolio administrative services to the     noted that it remains in effect until
obtained through arm's length                Fund and concluded that such performance     March 31, 2007. The Board considered the
negotiations.                                was satisfactory.                            effect this fee waiver/expense
                                                                                          limitation would have on the Fund's
o The nature and extent of the advisory                                                   estimated expenses and concluded that
services to be provided by AIM. The                                                       the levels of fee waivers/expense
Board reviewed the services to be                                                         limitations for the Fund were fair and
provided by AIM under the Advisory                                                        reasonable.
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                                                                                                                        (continued)


TAX-FREE CASH RESERVE PORTFOLIO


o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
The Board reviewed the structure of the      Board considered the benefits realized       determining whether to continue the
Fund's advisory fee under the Advisory       by AIM as a result of brokerage              Advisory Agreement for the Fund, the
Agreement, noting that it includes one       transactions executed through "soft          Board considered the fact that AIM,
breakpoint. The Board reviewed the level     dollar" arrangements. Under these            along with others in the mutual fund
of the Fund's advisory fees, and noted       arrangements, brokerage commissions paid     industry, is subject to regulatory
that such fees, as a percentage of the       by other funds advised by AIM are used       inquiries and litigation related to a
Fund's net assets, have decreased as net     to pay for research and execution            wide range of issues. The Board also
assets increased because the Advisory        services. This research may be used by       considered the governance and compliance
Agreement includes a breakpoint. The         AIM in making investment decisions for       reforms being undertaken by AIM and its
Board concluded that the Fund's fee          the Fund. The Board concluded that such      affiliates, including maintaining an
levels under the Advisory Agreement          arrangements were appropriate.               internal controls committee and
therefore reflect economies of scale and                                                  retaining an independent compliance
that it was not necessary to change the      o AIM's financial soundness in light of      consultant, and the fact that AIM has
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       undertaken to cause the Fund to operate
advisory fee schedule.                       whether AIM is financially sound and has     in accordance with certain governance
                                             the resources necessary to perform its       policies and practices. The Board
o Investments in affiliated money market     obligations under the Advisory               concluded that these actions indicated a
funds. Not applicable because the Fund       Agreement, and concluded that AIM has        good faith effort on the part of AIM to
does not invest in affiliated money          the financial resources necessary to         adhere to the highest ethical standards,
market funds.                                fulfill its obligations under the            and determined that the current
                                             Advisory Agreement.                          regulatory and litigation environment to
o Independent written evaluation and                                                      which AIM is subject should not prevent
recommendations of the Fund's Senior         o Historical relationship between the        the Board from continuing the Advisory
Officer. The Board noted that, upon          Fund and AIM. In determining whether to      Agreement for the Fund.
their direction, the Senior Officer of       continue the Advisory Agreement for the
the Fund, who is independent of AIM and      Fund, the Board also considered the
AIM's affiliates, had prepared an            prior relationship between AIM and the
independent written evaluation in order      Fund, as well as the Board's knowledge
to assist the Board in determining the       of AIM's operations, and concluded that
reasonableness of the proposed               it was beneficial to maintain the
management fees of the AIM Funds,            current relationship, in part, because
including the Fund. The Board noted that     of such knowledge. The Board also
the Senior Officer's written evaluation      reviewed the general nature of the
had been relied upon by the Board in         non-investment advisory services
this regard in lieu of a competitive         currently performed by AIM and its
bidding process. In determining whether      affiliates, such as administrative,
to continue the Advisory Agreement for       transfer agency and distribution
the Fund, the Board considered the           services, and the fees received by AIM
Senior Officer's written evaluation and      and its affiliates for performing such
the recommendation made by the Senior        services. In addition to reviewing such
Officer to the Board that the Board          services, the trustees also considered
consider implementing a process to           the organizational structure employed by
assist them in more closely monitoring       AIM and its affiliates to provide those
the performance of the AIM Funds. The        services. Based on the review of these
Board concluded that it would be             and other factors, the Board concluded
advisable to implement such a process as     that AIM and its affiliates were
soon as reasonably practicable.              qualified to continue to provide
                                             non-investment advisory services to the
o Profitability of AIM and its               Fund, including administrative, transfer
affiliates. The Board reviewed               agency and distribution services, and
information concerning the profitability     that AIM and its affiliates currently
of AIM's (and its affiliates')               are providing satisfactory
investment advisory and other activities     non-investment advisory services.
and its financial condition. The Board
considered the overall profitability of
AIM, as well as the profitability of AIM
in connection with managing the Fund.
The Board noted that AIM's operations
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

TAX-FREE INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

March 31, 2006


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-101.02%

ALABAMA-1.42%

Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); Series 2005 A VRD RB
  (LOC-Regions Bank) 3.18%, 07/01/37(b)(c)      --     VMIG-1     $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999 VRD RB
  (INS-Ambac Assurance Corp.) 3.14%,
  12/01/21(d)(e)                                --     VMIG-1       7,515         7,515,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board Pollution Control & Solid Waste
  Disposal (General Electric Co. Project);
  Series 2005 Refunding VRD IDR
  3.17%, 05/01/21(d)                           A-1+    VMIG-1      33,300        33,300,000
===========================================================================================
                                                                                 45,215,000
===========================================================================================

ALASKA-1.19%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985 VRD IDR (LOC-KBC
  Bank N.V.) 3.40%, 06/01/10(c)(f)(g)           --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006 GO TAN
  4.50%, 12/28/06                               --     MIG-1       10,000        10,082,702
-------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A
  Refunding VRD GO
  (INS-MBIA Insurance Corp.) 3.21%,
  06/30/10(b)(e)                               A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.20%, 06/01/49(b)(h)(i)                      --     VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 37,982,702
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


ARIZONA-0.62%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1     $ 2,010    $    2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1       1,785         1,785,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994 Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco) 3.24%, 10/01/25(b)                A-1+      --         5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series 2004
  VRD IDR (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/38(b)(c)                         --     VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001 VRD IDR (LOC-Northern Trust
  Co.)
  3.28%, 08/01/36(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); Series 1982
  VRD IDR (LOC-Credit Suisse) 3.20%,
  10/01/22(b)(c)(g)                             A-1    VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 19,610,000
===========================================================================================

ARKANSAS-0.06%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); Series
  2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/08(b)(c)(j)                             --       --         1,910         1,910,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-2.82%

Centerra (City of) Metropolitan District No.
  1; Series 2004 VRD RB (LOC-BNP Paribas)
  3.20%, 12/01/29(b)(c)(g)                     A-1+      --       $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --           600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  12/01/33(b)(c)                               A-1+      --         5,175         5,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/25(b)(c)                         --     VMIG-1       8,945         8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2005
  TRAN 4.00%, 06/27/06                         SP-1+   MIG-1       10,000        10,031,316
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project);
  Series 2004 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.24%,
  04/01/24(b)(c)                               A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Series
  2004 B Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         4,130         4,130,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers); Series
  2004 A Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         5,145         5,145,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding Series 1997 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 01/01/11(b)(c)  A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
  Refunding Series 2002 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 01/01/31(b)(c)  A-1+      --         3,400         3,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority (Winridge Apartments
  Multifamily); Series 1998 Refunding VRD RB
  (CEP-Federal National Mortgage Association)
  3.19%, 02/15/28(b)                           A-1+      --       $ 2,615    $    2,615,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002 VRD IDR (LOC-Bank of
  America, N.A.) 3.23%, 03/01/17(b)(c)         A-1+      --         2,650         2,650,000
-------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004 Refunding & Improvement Unlimited Tax
  GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/06(c)(k)(l)                            A-1+      --         1,550         1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
  Series 2004 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  10/01/34(b)(c)                               A-1+      --         4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B RB
  (INS-Financial Security Assurance Inc.)
  3.17%, 09/01/25(b)(e)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Project); Series 1993 Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --           740           740,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO
  (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)(k)   AA       --         1,100         1,111,653
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.) 3.50%,
  12/01/06(c)(k)(n)                            A-1+      --         1,000         1,000,000
-------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
  Series 2005 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --         7,450         7,450,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Series 2002 Refunding Special Assessment
  VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.20%,
  12/01/22(b)(c)                               A-1+      --       $   965    $      965,000
-------------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993 Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.25%, 06/01/06(c)(g)(k)(m)        A-1      --           935           935,000
-------------------------------------------------------------------------------------------
Moffat (County of) (Ute Electric
  Association); Series 1984 VRD PCR
  (INS-Ambac Assurance Corp.)
  3.20%, 07/01/10(b)(e)                        A-1+    VMIG-1       2,445         2,445,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (Mandalay Gardens Urban); Series
  2006 VRD TAN (LOC-Depfa Bank PLC) 3.20%,
  12/01/28(b)(c)(g)                            A-1+    VMIG-1       6,380         6,380,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (North Huron Urban Renewal);
  Series 2005 VRD TAN (LOC-Depfa Bank PLC)
  3.20%, 12/01/28(b)(c)(g)                     A-1+    VMIG-1       2,950         2,950,000
-------------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; Series 2002 VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 12/01/22(b)(e)                        A-1+    VMIG-1       1,345         1,345,000
===========================================================================================
                                                                                 89,802,969
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985 Floating Rate PCR (LOC-Citizens Bank
  of Pennsylvania) 3.31%, 12/01/15(c)(f)       A-1+      --         1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Kent School); Series
  2001 C VRD RB
  (INS-MBIA Insurance Corp.) 3.18%,
  07/01/30(b)(e)                                --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C VRD RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/32(b)(c)                               A-1+      --       $ 5,390    $    5,390,000
===========================================================================================
                                                                                  8,290,000
===========================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); Series 2003 VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.18%,
  07/01/33(b)(c)                               A-1+      --         8,250         8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-1.04%

District of Columbia (American Library
  Association); Series 2005 VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  02/01/35(b)(c)                                --     VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/28(b)(c)                               A-1+      --         1,230         1,230,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.15%, 07/17/06(e)                           A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
District of Columbia; Series 2003 A Unlimited
  Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/01/06(e)                            AAA     Aaa         2,715         2,727,245
-------------------------------------------------------------------------------------------
  Series 2003 B Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/06(e)                                   AAA     Aaa         5,430         5,450,626
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); Series 2003 A12 VRD RB
  (Acquired 02/24/03; Cost $4,610,000) 3.21%,
  10/01/17(b)(h)(i)                             --     VMIG-1       4,610         4,610,000
===========================================================================================
                                                                                 33,192,871
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-4.37%

ABN AMRO Munitops Ctfs. Trust (Escambia
  (County of)); Series 2002-24 Refunding
  Florida Non-AMT VRD Ctfs. (Acquired
  10/24/02; Cost $5,000,000) 3.19%,
  10/01/10(b)(h)(i)                             --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Florida (State
  of) Board of Education); Series 2004-48
  Non-AMT VRD RB
  (Acquired 08/05/05; Cost $5,500,000) 3.19%,
  06/01/12(b)(h)(i)                             --     VMIG-1       5,500         5,500,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2005 Commercial
  Paper Note (LOC-Bank of America, N.A.)
  2.65%, 04/04/06(c)                           A-1+      --         4,900         4,900,000
-------------------------------------------------------------------------------------------
  3.37%, 09/12/06(c)                           A-1+      --        18,972        18,972,321
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A VRD
  RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 08/01/17(b)(e)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facility Authority
  (Cleveland Health Clinic); Series 2006 C-2
  Hospital Commercial Paper (LOC-Bank of
  America, N.A.) 3.14%, 04/05/06(c)            A-1+    VMIG-1      13,500        13,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/26(b)(c)(j)                             --       --         2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Lakeside North); Series 2004 Refunding
  Multi-Family Mortgage VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 06/01/34(b)                           A-1+      --         2,630         2,630,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/25(b)(c)(j)                             --       --         5,550         5,550,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004 Commercial Paper (LOC-Bank of
  America, N.A.) 3.25%, 10/04/06(c)            A-1+      --       $18,000    $   18,000,000
-------------------------------------------------------------------------------------------
  3.20%, 10/13/06(c)                           A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  02/20/01; Cost $2,600,000) 3.23%,
  12/01/23(b)(c)(i)(j)                          --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series 2002
  VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  06/01/22(b)(c)                                --     VMIG-1      11,705        11,705,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $9,770,000) 3.20%,
  07/01/22(b)(h)(i)                             A-1      --         9,770         9,770,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  08/01/19(b)(c)(j)                             --       --         1,650         1,650,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992 VRD RB
  (LOC-SunTrust Bank) 3.28%, 11/15/14(b)(c)    A-1+    VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Series 2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/31(b)(c)(j)                             --       --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004 Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.) 3.20%,
  06/01/30(b)(c)                               A-1+     P-1         6,000         6,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School District Sales
  Tax; Series 2005 Commercial Paper (LOC-Bank
  of America, N.A.) 3.22%, 05/09/06(c)         A-1+     P-1       $11,500    $   11,500,000
-------------------------------------------------------------------------------------------
Port Orange (City of) (Palmer College
  Project); Series 2002 VRD RB (LOC-LaSalle
  Bank N.A.)
  3.19%, 10/01/32(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); Series 2001 VRD
  RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/22(b)(c)(j)                             --       --         4,910         4,910,000
===========================================================================================
                                                                                139,222,321
===========================================================================================

GEORGIA-5.36%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15 Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000) 3.20%,
  01/01/12(b)(h)(i)                             --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 2004 B Commercial Paper
  (LOC-Dexia Bank) 3.30%, 04/05/06(c)(g)       A-1+     P-1         3,000         3,000,000
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1999 B VRD
  PCR (INS-Ambac Assurance Corp.) 3.18%,
  01/01/20(d)(e)                               A-1+    VMIG-1      17,800        17,800,000
-------------------------------------------------------------------------------------------
  Series 2005 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.) 3.22%,
  04/05/06(e)                                  A-1+    VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06(e)                           A-1+    VMIG-1      24,900        24,900,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Forsyth (County
  of) School District); Series 2004-6 A VRD
  Unlimited Tax GO
  (Acquired 10/20/04; Cost $2,960,000) 3.21%,
  02/01/18(b)(h)(i)                            A-1+      --         2,960         2,960,000
-------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/25(b)(c)                         --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Cobb (County of); Series 2006 Unlimited Tax
  GO TAN
  4.50%, 12/29/06                              SP-1+   MIG-1       20,000        20,141,600
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988
  Refunding Floating Rate Multi-Family
  Housing RB
  (LOC-Bank of America, N.A.) 3.22%,
  12/01/07(b)(c)                               A-1+      --       $ 9,250    $    9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C VRD COP (Acquired
  07/26/00; Cost $20,000,000) 3.21%,
  07/01/15(b)(h)(i)                            A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/25(b)(c)                         --     VMIG-1       8,350         8,350,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000 Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.23%, 06/01/15(b)(c)                        A-1+      --         1,925         1,925,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/35(b)(c)                         --     VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority; Series
  2003 B Anticipation Ctfs. Northside RB
  (LOC-Wachovia Bank, N.A.) 3.14%,
  10/01/33(c)(d)                                --     VMIG-1       5,690         5,690,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004 520 VRD RB
  (Acquired 04/20/05; Cost $24,995,000)
  3.21%, 05/01/12(b)(h)(i)                      A-1      --        24,995        24,995,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.23%,
  11/01/27(b)(c)                                --     VMIG-1       1,960         1,960,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Wachovia MERLOTs (Dalton (City of)); Series
  2003 A02 Utilities VRD RB
  (Acquired 08/25/04; Cost $4,790,000) 3.21%,
  01/01/12(b)(h)(i)                             --     VMIG-1     $ 4,790    $    4,790,000
===========================================================================================
                                                                                170,856,600
===========================================================================================

HAWAII-0.31%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101 VRD COP (Acquired
  01/11/01; Cost $6,000,000) 3.21%,
  12/01/16(b)(h)(i)                            A-1+      --         6,000         6,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Hawaii (State of)); Series
  2003 A16 Unlimited Tax VRD GO
  (Acquired 02/27/03; Cost $3,870,000) 3.21%,
  07/01/18(b)(h)(i)                             --     VMIG-1       3,870         3,870,000
===========================================================================================
                                                                                  9,870,000
===========================================================================================

IDAHO-1.19%

Custer (County of) Pollution Control (Amoco
  Oil Co.- Standard Oil Industry Project);
  Series 1983 VRD PCR 2.85%,
  04/01/06(g)(k)(m)                            A-1+      --        23,000        23,000,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2005 Unlimited Tax
  GO TAN
  4.00%, 06/30/06                              SP-1+   MIG-1       15,000        15,047,904
===========================================================================================
                                                                                 38,047,904
===========================================================================================

ILLINOIS-16.48%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4 VRD
  GO
  Ctfs. (Acquired 11/10/05; Cost $24,225,000)
  3.20%, 12/01/09(b)(h)(i)                      --     VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.22%,
  07/01/07(b)(h)(i)                             --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.22%, 07/01/13(b)(h)(i)(j)                   --       --        15,165        15,165,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Aurora (City of) Economic Development (Aurora
  University); Series 2004 VRD RB
  (LOC-Harris N.A.) 3.28%, 03/01/35(b)(c)      A-1+    VMIG-1     $ 6,400    $    6,400,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB
  (Acquired 08/26/99; Cost $10,000,000)
  3.23%, 03/15/07(b)(h)(i)                      A-1      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB
  (Acquired 05/06/02; Cost $10,130,000)
  3.23%, 06/05/14(b)(h)(i)                      A-1      --        10,130        10,130,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (University of
  Illinois); Series 2005-10 A VRD RB
  (Acquired 04/27/05; Cost $3,355,000) 3.21%,
  04/01/19(b)(h)(i)                            A-1+      --         3,355         3,355,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 D VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/32(b)(c)  A-1+      --         3,230         3,230,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A VRD COP (Acquired 03/22/06;
  Cost $6,200,000) 3.21%, 01/01/33(b)(h)(i)    A-1+      --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000) 3.21%, 01/01/29(b)(h)(i)    A-1+      --         5,500         5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308 VRD COP
  (Acquired 12/12/01; Cost $8,655,000) 3.21%,
  11/01/26(b)(h)(i)                            A-1+      --         8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305 VRD COP (Acquired
  04/02/01; Cost $4,950,000) 3.31%,
  01/01/35(b)(h)(i)                            A-1+      --         4,950         4,950,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Cook (County of)
  Regional Transportation Authority); Series
  2000-1303 VRD COP (Acquired 03/26/01; Cost
  $19,000,000) 3.21%, 07/01/23(b)(h)(i)        A-1+      --       $19,000    $   19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304 VRD COP (Acquired
  06/27/00; Cost $7,340,000) 3.21%,
  06/01/21(b)(h)(i)                            A-1+      --         7,340         7,340,000
-------------------------------------------------------------------------------------------
Elmhurst (City of) (JT Community
  Accredation); Series 1988 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%, 07/01/18(b)(c)                        A-1+    VMIG-1       1,275         1,275,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB
  (LOC-Northern Trust Co.) 3.15%,
  08/01/26(b)(c)(o)                            A-1+      --         2,374         2,374,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 09/24/03;
  Cost $4,100,000) 3.20%, 01/01/19(b)(c)(i)     A-1      --         4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/01/21(c)(d)                               A-1+      --         4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,215,000) 3.21%, 04/01/32(b)(c)(i)     A-1      --         2,215         2,215,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  Series 1997 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/32(b)(c)                        A-1+      --         2,400         2,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998 VRD RB
  (LOC-Harris N.A.) 3.28%, 02/01/33(b)(c)      A-1+      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A., LaSalle
  Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000) 3.28%, 08/01/30(b)(c)(i)          A-1      --         4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994 VRD RB
  (LOC-Northern Trust Co., Harris N.A.,
  JPMorgan Chase Bank, N.A.) 3.22%,
  12/01/28(b)(c)                               A-1+    VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A., Northern
  Trust Co.) 3.22%, 02/01/29(b)(c)             A-1+    VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day); Series
  2003 RB
  (LOC-Northern Trust Co.) 3.21%,
  07/01/33(b)(c)                                --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 01/29/03;
  Cost $2,975,000) 3.20%, 07/01/41(b)(c)(i)     A-1      --         2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/24(b)(c)                        A-1+      --         2,925         2,925,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Teachers Academy for Math);
  Series 2001 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/21(b)(c)                         --     VMIG-1     $ 2,975    $    2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002 VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 10/01/33(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/32(b)(c)                         --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (World Communications Inc.);
  Series 2000 VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  08/01/15(b)(c)                                --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996 VRD RB
  (LOC-Northern Trust Co.) 3.28%,
  01/01/26(b)(c)                               A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002
  RB
  (LOC-Fifth Third Bank) 3.28%,
  03/01/32(b)(c)                                --     VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/28(b)(c)                         A-1    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B VRD RB
  (LOC-Allied Irish Banks PLC) 3.28%,
  10/01/30(b)(c)(g)                             --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/33(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) 3.22%,
  11/01/32(b)(c)                               A-1+      --       $ 3,950    $    3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000 VRD RB
  (LOC-Harris N.A.) 3.28%, 11/01/30(b)(c)      A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/26(b)(c)                         --     VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 06/01/29(b)(c)                        A-1+      --         5,700         5,700,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/29(b)(c)                        A-1+      --         1,600         1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 2006 Pooled Financing
  Commercial Paper Notes (LOC-Northern Trust
  Co.)
  3.22%, 04/04/06(c)                           A-1+      --        16,200        16,200,000
-------------------------------------------------------------------------------------------
  3.28%, 05/23/06(c)                           A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006 VRD RB
  (LOC-National City Bank) 3.20%,
  03/01/26(b)(c)                                A-1      --         6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2005 A VRD RAN
  (LOC-Harris N.A.) 3.25%, 06/30/06(b)(c)      A-1+      --         7,745         7,745,000
-------------------------------------------------------------------------------------------
  Series 2006 B VRD RAN (LOC-Harris N.A.)
  3.25%, 06/30/06(b)(c)                        A-1+      --         7,355         7,355,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A Refunding
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/28(b)(c)                         --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 02/15/35(b)(c)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (North
  Park University Project); Series 2005 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 07/01/35(b)(c)                        A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/24(b)(c)                         --     VMIG-1       5,270         5,270,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A VRD RB
  (LOC-LaSalle Bank N.A.) 3.21%,
  11/01/24(b)(c)                                A-1      --         2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (WBEZ
  Alliance Inc. Project); Series 2005 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  10/01/40(b)(c)                                A-1      --         8,500         8,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004 VRD RB
  (LOC-Harris N.A.) 3.22%, 06/01/34(b)(c)       --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society);
  Series 1989 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 02/15/19(b)(c)                        A-1+      --           937           937,238
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/33(b)(c)                        A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995 VRD RB
  3.22%, 08/15/25(b)                           A-1+    VMIG-1     $22,235    $   22,235,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996
  Multi-Family VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  09/15/20(b)(c)                                A-1      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Riverside Health System); Series
  1996 B VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  11/15/16(b)(c)                                A-1      --         4,545         4,545,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Housing Development
  Authority (Lakeshore Plaza); Series 2000 A
  Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 3.19%,
  07/01/27(b)(e)                               A-1+    VMIG-1      20,775        20,775,000
-------------------------------------------------------------------------------------------
Illinois (State of); Series 2005 Unlimited
  Tax Ctfs. GO
  4.50%, 04/28/06                              SP-1+   MIG-1       10,000        10,009,252
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974 VRD Limited Tax
  GO
  (Acquired 07/06/05; Cost $1,100,000) 3.21%,
  01/01/13(b)(h)(i)                             A-1      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000 Multi-Family Housing
  VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 12/15/30(b)                           A-1+      --        14,855        14,855,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

McCook (City of) (Illinois Saint Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --       $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --         1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005 VRD
  IDR (LOC-Allied Irish Banks PLC) 3.20%,
  06/01/35(b)(c)(g)                             --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 11/15/33(b)(c)                        A-1+    VMIG-1       4,520         4,520,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003 B18
  VRD RB
  (Acquired 02/19/03; Cost $9,705,000) 3.21%,
  05/01/20(b)(h)(i)                             --     VMIG-1       9,705         9,705,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Board of
  Education); Series 2000 A4 VRD Unlimited
  Tax GO
  (Acquired 11/12/03; Cost $4,845,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       4,845         4,845,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Emergency
  Telephone System); Series 2002 A44 VRD
  Limited Tax GO
  (Acquired 08/02/02; Cost $7,825,000) 3.21%,
  01/01/20(b)(h)(i)                             --     VMIG-1       7,825         7,825,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12 VRD Limited Tax GO
  (Acquired 10/13/00; Cost $12,200,000)
  3.21%, 01/01/23(b)(h)(i)                      --     VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County of) Regional
  Transportation Authority); Series 2001 A93
  VRD RB
  (Acquired 10/10/01; Cost $7,235,000) 3.21%,
  07/01/27(b)(h)(i)                             --     VMIG-1       7,235         7,235,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Series 2002 A41 VRD Unlimited Tax GO
  (Acquired 07/25/02; Cost $17,675,000)
  3.21%, 06/01/17(b)(h)(i)                      --     VMIG-1     $17,675    $   17,675,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
  2003 B11 VRD Unlimited Tax GO
  (Acquired 01/29/03; Cost $6,995,000) 3.21%,
  11/15/25(b)(h)(i)                             --     VMIG-1       6,995         6,995,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Illinois (State of));
  Series 2001 A124 VRD Unlimited Tax GO
  (Acquired 11/26/01; Cost $7,880,000) 3.21%,
  11/01/26(b)(h)(i)                             A-1      --         7,880         7,880,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S VRD GO
  (Acquired 03/20/00; Cost $14,400,000)
  3.21%, 04/01/30(b)(h)(i)                      --     VMIG-1      14,400        14,400,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.28%,
  12/01/25(b)(c)                                --     VMIG-1       9,600         9,600,000
===========================================================================================
                                                                                525,020,490
===========================================================================================

INDIANA-3.47%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7 Non-AMT VRD RB
  (Acquired 11/17/05;Cost $5,000,000) 3.21%,
  07/01/10(b)(h)(i)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB
  (Acquired 11/12/03; Cost $13,795,000)
  3.20%, 07/15/11(b)(h)(i)                      --     VMIG-1      13,795        13,795,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Trust (Wayne (Township of),
  Marion (County of) School Building Corp.)
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $8,000,000)
  3.20%, 01/15/12(b)(h)(i)(j)                   --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

CDC Municipal Products, Inc. (Indiana (State
  of) Transportation Finance Authority);
  Series 2004-5 A Highway VRD RB
  (Acquired 10/21/04; Cost $1,975,000) 3.21%,
  12/01/18(b)(h)(i)                            A-1+      --       $ 1,975    $    1,975,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A
  Advanced Funding Program RB
  (LOC-Bank of New York) 4.50%, 02/01/07       SP-1+   MIG-1        9,290         9,378,372
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/25/05; Cost $3,410,000) 3.22%,
  08/01/31(b)(c)(i)                            A-1+      --         3,410         3,410,000
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2002 Educational Facilities
  Historical VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/37(b)(c)                         --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/39(b)(c)                         --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 12/01/23(b)(c)                         --     VMIG-1       1,415         1,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/24(b)(c)                         --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/27(b)(c)                        A-1+      --        15,000        15,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  06/01/25(b)(c)                               A-1+      --       $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Merrillville (City of)
  Multi School Building Corp.); Series 2005
  923 VRD RB
  (Acquired 06/09/05; Cost $4,765,000) 3.21%,
  01/15/13(b)(h)(i)                             A-1      --         4,765         4,765,000
-------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
  M University RB
  6.00%, 07/01/06(k)(q)                         NRR     NRR         1,950         1,984,499
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  05/15/39(b)(c)(g)(j)                          --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005 VRD RB
  (LOC-Regions Bank) 3.19%, 11/01/30(b)(c)(j)   --       --         6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
  Building Corp.); Series 2001 A58 VRD RB
  (Acquired 11/12/03; Cost $9,395,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,395         9,395,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.) Series
  2006 D-02 RB
  (Acquired 02/23/06; Cost $4,710,000) 3.21%,
  07/15/24(b)(h)(i)                            A-1+      --         4,710         4,710,000
===========================================================================================
                                                                                110,502,871
===========================================================================================

IOWA-0.53%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006
  Educational Facility VRD RB
  (LOC-Allied Irish Banks PLC) 3.23%,
  03/01/36(c)(d)(g)                            A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002
  Private College Facility VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 10/01/32(b)(c)  A-1+      --         2,055         2,055,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  02/01/33(b)(c)                                --     VMIG-1     $ 5,820    $    5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985 Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.) 3.28%, 12/01/15(b)(e)       A-1+    VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,975,000
===========================================================================================

KANSAS-0.49%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A VRD COP (Acquired 09/08/04;
  Cost $5,000,000) 3.21%, 09/01/21(b)(h)(i)    A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Series 2000 C Health Facilities VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  05/15/30(b)(c)                                --     VMIG-1       4,280         4,280,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  11/01/18(b)(c)                                --     VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI
  VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  03/10/06; Cost $3,000,000) 3.23%,
  08/01/09(b)(c)(i)                            A-1+      --         3,000         3,000,000
===========================================================================================
                                                                                 15,495,000
===========================================================================================

KENTUCKY-1.22%

Eagle Tax Exempt Trust (Louisville &
  Jefferson (County of) Metropolitan Sewer
  District); Series 2006-0053 A VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.21%, 05/15/33(b)(h)(i)                     A-1+      --        14,335        14,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.28%,
  06/01/33(b)(c)(o)                            A-1+      --       $ 2,043    $    2,043,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series 2001
  VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  05/15/30(b)(c)                                A-1      --         3,925         3,925,000
-------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
  Corp.; Series 2001 A VRD RB
  (INS-Ambac Assurance Corp.) 3.22%,
  10/01/21(b)(e)                               A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%,
  04/01/32(b)(c)(o)                             --     VMIG-1      15,490        15,490,000
===========================================================================================
                                                                                 38,793,000
===========================================================================================

LOUISIANA-0.12%

Louisiana (State of) Offshore Terminal
  Authority; Series 2003 B Refunding Deep
  Water Port VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 09/01/14(b)(c)                        A-1+      --         3,850         3,850,000
===========================================================================================

MAINE-0.34%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546 Turnpike VRD RB
  (Acquired 10/28/04; Cost $1,790,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,790         1,790,000
-------------------------------------------------------------------------------------------
Maine (State of); Series 2005 Unlimited Tax
  BAN 4.00%, 06/22/06                           --     MIG-1        9,100         9,126,828
===========================================================================================
                                                                                 10,916,828
===========================================================================================

MARYLAND-1.18%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992 Economic Development
  VRD RB
  (LOC-BNP Paribas) 3.28%, 12/01/17(b)(c)(g)    --     VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.19%, 01/01/27(b)(c)                         A-1    VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 02/01/28(b)(c)                         --     VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005
  Economic Development VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  06/01/31(b)(c)                                --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/28(b)(c)                         --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A VRD RB
  (LOC-Wachovia Bank, N.A.) 3.24%,
  07/01/29(b)(c)                               A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005 Economic VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 11/01/30(b)(c)                         --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Maryland (State of) Health & Higher
  Educational Facilities Authority); Series
  2003-829 Floating Rate Trust Ctfs. VRD RB
  (Acquired 06/19/03; Cost $3,800,000) 3.20%,
  08/15/38(b)(h)(i)                             --     VMIG-1       3,800         3,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994 Refunding Economic
  Development VRD RB
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --       $ 1,145    $    1,145,000
===========================================================================================
                                                                                 37,625,000
===========================================================================================

MASSACHUSETTS-1.51%

Massachusetts (State of) Health & Educational
  Facilities Authority (Emmanuel College);
  Series 2003 VRD RB
  (LOC-Allied Irish Banks PLC; State Street
  Bank & Trust Co.) 3.18%, 07/01/33(b)(c)(g)    --     VMIG-1      18,275        18,275,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Harvard University);
  Series 2006 EE Commercial Paper Note
  3.20%, 04/04/06                              A-1+     P-1        30,000        30,000,000
===========================================================================================
                                                                                 48,275,000
===========================================================================================

MICHIGAN-4.02%

ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35 Non-AMT VRD RB
  (Acquired 09/29/05; Cost $10,595,000)
  3.20%, 10/15/11(b)(h)(i)                      --     VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 2.98%,
  05/01/06(e)(k)(m)                            A-1+    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Series
  1998 VRD Limited Tax IDR (LOC-Comerica
  Bank) 3.25%, 10/01/23(b)(c)(r)                --       --         8,300         8,300,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C VRD
  RB
  (LOC-National City Bank) 3.23%,
  05/01/09(b)(c)                                A-1     P-1         1,005         1,005,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A VRD
  Unlimited Tax GO
  (Acquired 11/06/02; Cost $7,105,000) 3.21%,
  05/01/32(b)(h)(i)                            A-1+      --       $ 7,105    $    7,105,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project); Series
  2004 Refunding VRD Limited Tax RB
  (LOC-Fifth Third Bank) 3.18%,
  05/15/17(b)(c)                               A-1+      --         1,515         1,515,000
-------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.) 3.20%,
  07/01/40(b)(c)(g)                             A-1      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College); Series
  2002 B Limited Tax VRD GO
  (LOC-Fifth Third Bank) 3.19%,
  04/01/32(b)(c)                               A-1+      --         1,500         1,500,000
-------------------------------------------------------------------------------------------
  Series 2004 Refunding VRD Limited Tax GO
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 04/01/34(b)(c)                        A-1+      --         1,800         1,800,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Trinity Health Credit); Series
  2005 E VRD RB
  3.18%, 11/01/18(d)                           A-1+    VMIG-1       9,250         9,250,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Local Government Loan Program); Series
  2003 C RB
  4.00%, 05/01/06                               AA      Aa2         1,000         1,001,030
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2005 B-2 RN (LOC-JPMorgan Chase
  Bank, N.A.)
  4.00%, 08/18/06(c)                           SP-1+     --        10,000        10,039,369
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  11/01/27(b)(c)                                A-1      --         4,500         4,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

  Series 2001 Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  12/01/21(b)(c)                                A-1      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 05/01/31(b)(c)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Michigan (State of); Series 2005 A Unlimited
  Tax GO Notes
  4.50%, 09/29/06                              SP-1+   MIG-1        9,100         9,153,843
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001 VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) Notes
  3.28%, 08/01/21(b)(c)(o)                      --     VMIG-1       5,700         5,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Sewage
  Disposal System); Series 2001 A112 VRD RB
  (Acquired 10/31/01; Cost $11,485,000)
  3.21%, 07/01/32(b)(h)(i)                      --     VMIG-1      11,485        11,485,000
-------------------------------------------------------------------------------------------
  Series 2003 B41 VRD RB
  (Acquired 07/09/03; Cost $11,225,000)
  3.21%, 07/01/26(b)(h)(i)                      --     VMIG-1      11,225        11,225,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.21%, 07/01/29(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X
  VRD RB
  (Acquired 12/12/03; Cost $15,000,000)
  3.21%, 08/15/24(b)(h)(i)                      --     VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Waterford School District; Series 2006
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 3.50%, 05/01/06(e)           AAA     Aaa         3,440         3,440,329
===========================================================================================
                                                                                128,214,571
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MINNESOTA-3.94%

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319 VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,935,000) 3.21%, 03/01/21(b)(h)(i)         AAA     NRR       $13,935    $   13,935,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  10/01/29(b)(c)                                --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 1988 F Adjustable
  Tender Commercial Paper Notes
  3.10%, 04/10/06                              A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 2000 A Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B Adjustable Tender Commercial
  Paper Notes
  3.24%, 04/07/06                              A-1+      --        21,500        21,500,000
-------------------------------------------------------------------------------------------
  Series 2001 D Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+    VMIG-1      25,500        25,500,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.23%, 11/01/22(c)(d)                         --     VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 05/01/27(b)(c)   --     VMIG-1      17,560        17,560,000
===========================================================================================
                                                                                125,450,000
===========================================================================================

MISSISSIPPI-0.53%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22 Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000) 3.21%, 09/01/10(b)(h)(i)          --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.21%, 11/01/22(b)(h)(i)                     A-1+      --       $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003 VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  07/01/25(b)(c)(g)                             --     VMIG-1       3,800         3,800,000
===========================================================================================
                                                                                 16,995,000
===========================================================================================

MISSOURI-1.55%

210 Highway Transportation Development
  District (The) (Missouri 210 Highway
  Improvement Project); Series 1999 A
  Improvement RB
  (LOC-U.S. Bank, N.A.) 4.80%, 07/15/06(c)      AA       A1         2,005         2,012,769
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004 Cultural Facilities VRD RB
  (LOC-National City Bank) 3.22%,
  07/01/24(b)(c)                                --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utility Lease Financing Program); Series
  2006 Commercial Paper Note (LOC-U.S. Bank,
  N.A.) 3.30%, 04/20/06(c)                      --      P-1        28,907        28,907,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/37(c)(d)   --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Francis Medical
  Center); Series 1996 A VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  06/01/26(c)(d)                               A-1+      --         7,345         7,345,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 1985 B VRD RB
  3.28%, 09/01/10(b)                           A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.20%, 10/01/25(b)(c)                   --     VMIG-1     $ 2,140    $    2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B Educational Facilities Refunding VRD
  IDR (LOC-U.S. Bank, N.A.) 3.21%,
  06/15/24(b)(c)                               A-1+      --         1,200         1,200,000
===========================================================================================
                                                                                 49,399,769
===========================================================================================

MONTANA-0.35%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  08/01/27(b)(c)(j)(o)                          --       --        11,115        11,115,000
===========================================================================================

NEBRASKA-2.89%

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      32,475        32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/15/35(c)(d)                               A-1+      --         1,500         1,500,000
===========================================================================================
                                                                                 92,065,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


NEVADA-0.41%

ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24 Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000) 3.22%,
  07/01/09(b)(h)(i)                             --     VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Henderson
  N.V.) Series 2004-43 Multi-State Non-AMT
  VRD GO
  Ctfs. (Acquired 03/28/06; Cost $6,500,000)
  3.22%, 12/01/12(b)(h)(i)                      --     VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB
  (Acquired 01/22/03; Cost $5,186,500) 3.20%,
  01/01/17(b)(h)(i)                             A-1      --         5,187         5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB
  (Acquired 10/23/03; Cost $7,185,000) 3.20%,
  08/15/21(b)(h)(i)                             A-1      --         7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004 Refunding Educational
  Facilities VRD RB
  (LOC-National City Bank) 3.19%,
  12/01/24(b)(c)                                A-1      --         4,175         4,175,000
===========================================================================================
                                                                                 16,546,500
===========================================================================================

NEW MEXICO-0.19%

New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B VRD
  Cigarette Tax RB
  (INS-MBIA Insurance Corp.) 3.22%,
  04/01/19(b)(e)                               A-1+    VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000 VRD RB
  (LOC-SunTrust Bank) 3.24%, 07/01/25(b)(c)     --     VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                  6,200,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW YORK-0.62%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  $16,000,000) 3.20%, 11/15/10(b)(h)(i)         --     VMIG-1     $16,000    $   16,000,000
-------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3 Unlimited
  Tax GO
  (LOC-Bank of America, N.A.) 3.16%,
  08/01/34(b)(c)                               A-1+    VMIG-1       3,700         3,700,000
===========================================================================================
                                                                                 19,700,000
===========================================================================================

NORTH CAROLINA-1.97%

Charlotte (City of); Series 2005 Commercial
  Paper BAN GO
  2.70%, 04/04/06                              A-1+      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
  2.92%, 05/09/06                              A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
  3.32%, 10/05/06                              A-1+      --        10,200        10,200,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005 Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 07/01/19(b)(c)                         --     VMIG-1       5,325         5,325,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/22(b)(c)                         --     VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005 Educational Facilities
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/31(b)(c)                         --     VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004 Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC) 3.19%,
  12/01/34(b)(c)(g)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005 Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005 Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 06/01/37(b)(c)                         --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/22(b)(c)                         --     VMIG-1       9,565         9,565,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C Refunding First
  Mortgage Health Care Facilities VRD RB
  (LOC-SunTrust Bank) 3.20%, 11/01/27(b)(c)     --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (North Carolina (State of)
  Eastern Municipal Power Agency); Series
  2005 A02 VRD RB
  (Acquired 04/12/05; Cost $7,115,000) 3.21%,
  01/01/22(b)(h)(i)                             --     VMIG-1       7,115         7,115,000
===========================================================================================
                                                                                 62,935,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-3.35%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 02/16/06; Cost $2,865,000)
  3.21%, 06/01/14(b)(h)(i)                      --     VMIG-1     $ 2,865    $    2,865,000
-------------------------------------------------------------------------------------------
Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); Series 2004 B Hospital Facilities
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.19%, 11/01/34(b)(c)                         --     VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001 Refunding & Improvement VRD RB
  (LOC-National City Bank) 3.20%,
  12/01/21(b)(c)                                --     VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994 Health Care
  VRD RB
  (LOC-National City Bank) 3.22%,
  11/01/13(b)(c)                                --     VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------
Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  09/01/25(c)(d)                               A-1+      --         1,415         1,415,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Carnegie/96th Research Building Project);
  Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/33(b)(c)                               A-1+    VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Euclid/93rd Garage and Office); Series
  2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/34(b)(c)                               A-1+    VMIG-1       3,425         3,425,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Multi-Mode Park Synagogue Project); Series
  2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%, 01/01/31(b)(c)   --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Series 2000
  Refunding VRD RB
  (LOC-National City Bank) 3.19%,
  11/15/19(b)(c)                                A-1      --       $   135    $      135,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005
  Refunding & Improvement VRD RB
  (LOC-KBC Bank N.V.) 3.20%,
  03/01/36(b)(c)(g)                            A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Lakewood (City of) Educational Facilities
  Authority (St. Edwards High School
  Project); Series 2000 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/01/30(b)(c)                                --     VMIG-1       1,565         1,565,000
-------------------------------------------------------------------------------------------
Lakewood (City of); Series 2005 Limited Tax
  BAN GO
  3.50%, 06/15/06                               --     MIG-1        4,000         4,005,760
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Series 2001 Hospital
  Facilities VRD RB
  (LOC-National City Bank) 3.25%,
  05/01/26(b)(c)(r)                             --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B VRD RB
  (LOC-Fifth Third Bank) 3.20%,
  12/01/27(b)(c)                                --     VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990 Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 08/01/20(b)(c)                        A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Series 1997 Hospital
  Improvement VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/15/22(b)(c)                               A-1+      --         5,230         5,230,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996 Limited Obligation
  VRD RB
  (LOC-National City Bank) 3.21%,
  12/01/10(b)(c)                                A-1      --         1,385         1,385,000
-------------------------------------------------------------------------------------------
Ohio (State of) (Major New Street
  Infrastructure); Series 2001 E-1 RB
  5.00%, 06/15/06                               AA      Aa2         1,500         1,504,822
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Higher Educational Facility
  Commission (Lake Erie); Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  09/01/30(b)(c)                                --     VMIG-1     $12,355    $   12,355,000
-------------------------------------------------------------------------------------------
Ohio (State of) Higher Educational Facility
  Commission (Pooled Financing Program);
  Series 2005 A VRD RB
  (LOC-Fifth Third Bank) 3.17%,
  09/01/26(b)(c)                                --     VMIG-1       7,200         7,200,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Cleveland Electric); Series 1997 B VRD PCR
  (LOC-Barclays Bank) 3.22%,
  08/01/20(b)(c)(g)                            A-1+     P-1         1,050         1,050,000
-------------------------------------------------------------------------------------------
Richland (County of) Ohio Healthcare
  Facilities (Wesleyan); Series 2004 B
  Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.17%, 11/01/27(b)(c)                        A-1+      --         9,610         9,610,000
===========================================================================================
                                                                                106,710,582
===========================================================================================

OKLAHOMA-2.40%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000 Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 07/15/30(b)(o)                        A-1+      --        27,695        27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001 VRD RB
  (LOC-Bank of America, N.A.) 3.27%,
  06/01/11(b)(c)                               A-1+      --         2,910         2,910,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2001 State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.35%, 09/01/06(k)(m)                        A-1+      --         6,525         6,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of) Economic Development
  Authority (Oklahoma State University
  Foundation Phase III Project); Series 2002
  Student Housing VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  07/01/32(b)(e)                                --     VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A Capital Improvements VRD RB
  3.13%, 05/15/06(k)(m)                        A-1+      --         9,200         9,200,000
===========================================================================================
                                                                                 76,330,000
===========================================================================================

OREGON-0.18%

Clackamas (County of) Hospital Facility
  Authority (Willamette View); Series 2005
  A-1 Refunding VRD RB
  (LOC-Bank of New York) 3.17%,
  11/01/29(b)(c)                               A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Portland (City of)); Series
  2004 614 Sewer System VRD RB
  (Acquired 12/02/04; Cost $1,600,000) 3.21%,
  10/01/12(b)(h)(i)                             --     VMIG-1       1,600         1,600,000
===========================================================================================
                                                                                  5,600,000
===========================================================================================

PENNSYLVANIA-3.82%

ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20 Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000) 3.21%, 07/15/11(b)(h)(i)          --       --         4,225         4,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.21%, 09/01/09(b)(h)(i)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.21%,
  06/01/11(b)(h)(i)                             --     VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 ACES VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 03/01/18(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); Series 2000 B VRD IDR
  (LOC-LaSalle Bank N.A.)
  3.19%, 12/01/30(b)(c)                         A-1      --       $ 7,160    $    7,160,000
-------------------------------------------------------------------------------------------
Chester (County of) Health & Educational
  Facilities Authority (Kendall-Crosslands
  Community Project); Series 2003 Retirement
  Community VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  04/01/33(b)(c)(g)                             A-1      --         2,940         2,940,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005
  Refunding VRD RB
  (LOC-KBC Bank N.V.) 3.19%,
  01/01/38(b)(c)(g)                            A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); Series 2001-3801 VRD COP
  (Acquired 06/04/01; Cost $8,900,000) 3.21%,
  08/01/28(b)(h)(i)                            A-1+      --         8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 03/01/30(b)(e)                        A-1+      --         2,675         2,675,000
-------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000 Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.27%, 12/01/24(b)(e)                        A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  3.21%, 10/15/29(b)(e)                        A-1+      --        12,135        12,135,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp. Inc.);
  Series 1984 Refunding VRD PCR (LOC-Rabobank
  Nederland) 3.25%, 06/01/14(c)(f)(g)          A-1+      --         1,020         1,020,000
-------------------------------------------------------------------------------------------
  3.25%, 10/01/14(c)(f)(g)                     A-1+      --         7,030         7,030,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003
  VRD IDR (LOC-Bank of New York)
  3.23%, 02/01/29(b)(c)                        A-1+      --       $ 3,100    $    3,100,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Liberty Lutheran
  Services); Series 2004 VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  05/01/34(b)(c)                               A-1+      --         3,745         3,745,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Gloria Dei Project); Series 2006
  VRD IDR (LOC-Citizens Bank of Pennsylvania)
  3.19%, 01/01/23(b)(c)                         --     VMIG-1      14,700        14,700,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Peco); Series 1999 A Refunding
  VRD PCR (LOC-Wachovia Bank, N.A.) 3.23%,
  10/01/30(b)(c)                                --     VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A VRD
  RB
  (LOC-UniCredito Italiano S.p.A.)
  3.22%, 11/01/36(b)(c)(g)                      --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2 Fifth VRD RB
  (LOC-Bank of Nova Scotia, JPMorgan Chase
  Bank, N.A.) 3.22%, 09/01/34(b)(c)(g)         A-1+    VMIG-1       4,300         4,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A Health VRD RB
  (LOC-Wachovia Bank, N.A.) 3.20%,
  07/01/27(b)(c)                               A-1+    VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002 VRD IDR (LOC-Citizens
  Bank of Pennsylvania) 3.22%, 11/01/32(b)(c)   --     VMIG-1       2,895         2,895,000
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  08/01/32(b)(c)(g)                             --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wachovia MERLOTs (Scranton (City of) &
  Lackawanna (County of) Health & Welfare
  Authority); Series 2002 A-18 VRD RB
  (Acquired 03/22/02; Cost $4,460,000) 3.21%,
  03/01/15(b)(h)(i)                             --     VMIG-1     $ 4,460    $    4,460,000
===========================================================================================
                                                                                121,775,000
===========================================================================================

RHODE ISLAND-0.09%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002 Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.20%, 08/01/32(b)(c)                        A-1+      --         2,900         2,900,000
===========================================================================================

SOUTH CAROLINA-1.43%

Eagle Tax Exempt Trust (South Carolina (State
  of) Public Service Authority); Series 2000-
  4001 A VRD COP (Acquired 09/08/00; Cost
  $10,100,000) 3.21%, 01/01/22(b)(h)(i)        A-1+      --        10,100        10,100,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $7,185,000) 3.20%,
  10/01/22(b)(h)(i)                             --     VMIG-1       7,185         7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/34(b)(e)                               A-1+    VMIG-1       9,800         9,800,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/31(b)(e)                               A-1+    VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/30/02; Cost $2,100,000) 3.23%,
  07/01/17(b)(c)(i)                            A-1+      --         2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $   550    $      550,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project);
  Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/23(b)(c)                         --     VMIG-1       3,640         3,640,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  09/01/32(b)(c)(j)                             --       --         3,900         3,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,840,000) 3.23%,
  09/01/18(b)(c)(i)                            A-1+      --         2,840         2,840,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A VRD
  RB (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/20(b)(c)                               A-1+      --         4,360         4,360,000
===========================================================================================
                                                                                 45,575,000
===========================================================================================

TENNESSEE-4.49%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2005 D-5-F VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/36(d)(e)                         --     VMIG-1       2,325         2,325,000
-------------------------------------------------------------------------------------------
  Series 2006 D-6-A VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/31(d)(e)                         --     VMIG-1       7,400         7,400,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority; Series 2004 Pooled Financing VRD
  RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/34(c)(d)                                --     VMIG-1     $36,015    $   36,015,000
-------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2006
  VRD IDR (LOC-Regions Bank) 3.19%,
  02/01/28(b)(c)                                --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A VRD COP (Acquired
  10/10/00; Cost $14,040,000) 3.21%,
  10/01/27(b)(h)(i)                            A-1+      --        14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993 VRD
  Refunding IDR (LOC-BNP Paribas)
  3.21%, 05/01/13(b)(c)(g)                      --      Aa2         1,050         1,050,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001 VRD RB
  (LOC-SunTrust Bank) 3.23%, 08/01/16(b)(c)     --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(e)(o)                             --     VMIG-1       3,739         3,739,000
-------------------------------------------------------------------------------------------
  Series 1995 B-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/06(b)(e)                                --     VMIG-1         615           615,000
-------------------------------------------------------------------------------------------
  Series 1996 F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       8,150         8,150,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/11(b)(e)                                --     VMIG-1       4,350         4,350,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       4,810         4,810,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/22(b)(e)                                --     VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/21(b)(e)                                --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

  Series 1997 II E-3 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/10(b)(e)                                --     VMIG-1     $ 1,325    $    1,325,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,035         1,035,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,060         1,060,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/27(b)(e)                                --     VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 1997 II-F-4 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/09(b)(e)                                --     VMIG-1         410           410,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/24(b)(e)                                --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 1999 II B-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/25(b)(e)                                --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
  Series 2005 IV-F-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/35(d)(e)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-G-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/25(d)(e)                         --     VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003 VRD RB
  (LOC-Regions Bank) 3.21%, 08/01/23(b)(c)      --     VMIG-1       3,885         3,885,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003
  Educational Facilities VRD RB
  (LOC-SunTrust Bank) 3.28%, 04/01/23(b)(c)     --     VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                142,969,000
===========================================================================================

TEXAS-12.60%

ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16 Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.22%, 08/15/10(b)(h)(i)                      --     VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13 Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000) 3.20%,
  02/06/08(b)(h)(i)                             --     VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003 Unlimited Tax School Building
  VRD GO
  (CEP-Texas Permanent School Fund)
  2.75%, 06/15/06(k)(n)                        A-1+    VMIG-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys) Series
  2005 B Special Obligation VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  08/15/35(b)(e)                               A-1+    VMIG-1       3,765         3,765,000
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997 Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/27(b)(c)                         --     VMIG-1         835           835,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985 VRD IDR (LOC-Bank of New York)
  3.20%, 11/01/25(c)(d)                        A-1+      --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Texas Utility System;
  Series 2003 A Refunding Sub Lien VRD RB
  (INS-MBIA Insurance Corp.) 3.16%,
  09/01/27(b)(e)                               A-1+    VMIG-1       1,530         1,530,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A Refunding VRD RB
  (LOC-BNP Paribas)
  3.26%, 05/01/35(b)(c)(g)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston (City of)
  Airport); Series 2000-4307 VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.21%, 07/01/28(b)(h)(i)                     A-1+      --        15,750        15,750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.21%, 12/01/27(b)(h)(i)                     A-1+      --       $14,005    $   14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000) 3.21%,
  12/01/30(b)(h)(i)                            A-1+      --         8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A VRD COP
  (Acquired 11/20/02; Cost $1,580,000) 3.21%,
  08/15/30(b)(h)(i)                            A-1+      --         1,580         1,580,000
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.) 3.22%,
  06/01/10(b)                                  A-1+      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (The Methodist System);
  Series 2005 B Refunding Hospital RB
  3.17%, 12/01/32(d)                           A-1+      --        35,000        35,000,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2005 A Sub. Lien Commercial Paper RN
  (LOC-Bank of America, N.A.) 3.15%,
  07/21/06(c)                                  A-1+      --        13,651        13,651,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo); Series 2001 C Jr. Lein
  VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  11/15/30(b)(e)                               A-1+    VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985 VRD PCR
  2.98%, 05/01/06(g)(k)(m)                     A-1+     P-1        10,640        10,640,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000 Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/20(b)(c)(j)                      --       --         2,500         2,500,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A
  Housing VRD RB
  (LOC-Bank of New York) 3.30%,
  03/01/33(c)(f)                                --     VMIG-1     $11,005    $   11,005,000
-------------------------------------------------------------------------------------------
Houston (City of); Series 2005 D Commercial
  Paper Notes GO 3.15%, 05/16/06               A-1+     P-1        17,000        17,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06                              A-1+     P-1        11,000        11,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004 530 Limited Tax VRD GO
  (Acquired 10/28/04; Cost $4,625,000) 3.21%,
  06/15/12(b)(h)(i)                             --     VMIG-1       4,625         4,625,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.28%,
  07/01/33(b)(c)                               A-1+      --         1,300         1,300,000
-------------------------------------------------------------------------------------------
Lubbock (City of) Independent School
  District; Series 2006 School Building VRD
  Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06(k)(l)                        A-1+    VMIG-1       3,600         3,629,583
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats Brazosport (City of)
  Independent School District); Series 2003
  PT-1690 Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,853,000) 3.21%,
  08/15/10(b)(h)(i)                             --     VMIG-1       4,853         4,853,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860 VRD Unlimited Tax GO
  (Acquired 09/09/05; Cost $9,750,000) 3.21%,
  02/15/25(b)(h)(i)                             A-1      --         9,750         9,750,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C Retirement
  Facility VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  02/15/30(b)(c)                                A-1      --         7,435         7,435,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Metropolitan Higher Education Authority
  (University of Dallas Project); Series 1999
  Higher Education VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 05/01/19(b)(c)(j)                      --       --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
North Texas Tollway Authority; Series 2005 C
  Dallas North Tollway System VRD RB
  (INS-Financial Guaranty Insurance Co.)
  3.19%, 01/01/25(b)(e)                        A-1+    VMIG-1      45,000        45,000,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985 Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 07/01/15(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001 Hospital
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 11/01/26(b)(c)                        A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Series 1996 Refunding VRD PCR
  (INS- Ambac Assurance Corp.) 3.22%,
  07/01/16(b)(e)                               A-1+    VMIG-1       3,350         3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A Refunding Sub RB
  (INS-MBIA Insurance Corp.) 3.17%,
  05/15/33(b)(e)                               A-1+    VMIG-1       3,100         3,100,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/26(b)(c)                         --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series 1997
  Higher Education VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  01/01/18(b)(c)(o)                            A-1+      --        10,900        10,900,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2005 Unlimited Tax
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1       19,000        19,113,584
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006 B
  Commercial Paper Notes
  3.30%, 06/06/06                              A-1+     P-1       $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2005 A Commercial
  Paper Notes
  3.22%, 04/05/06                              A-1+     P-1        22,500        22,500,000
-------------------------------------------------------------------------------------------
  3.28%, 05/15/06                              A-1+     P-1        15,000        15,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/06/06                              A-1+     P-1        15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
  2000 A26 VRD RB
  (Acquired 11/09/04; Cost $9,230,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,230         9,230,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Klein City of) Independent
  School District); Series 2005 C-02
  Unlimited Tax VRD GO
  (Acquired 11/15/05; Cost $6,345,000) 3.21%,
  08/01/31(b)(h)(i)                             --     VMIG-1       6,345         6,345,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003 B16 VRD RB
  (Acquired 02/19/03; Cost $16,005,000)
  3.21%, 08/15/25(b)(h)(i)                      --     VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Series 2003 B14 Refunding VRD RB
  (Acquired 01/29/03; Cost $7,985,000) 3.21%,
  08/15/22(b)(h)(i)                             --     VMIG-1       7,985         7,985,000
===========================================================================================
                                                                                401,585,167
===========================================================================================

UTAH-1.47%

Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005
  Lease VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 06/01/21(b)(c)  A-1+      --           900           900,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray (City of)
  Hospital); Series 2002 PA-1066 VRD RB
  (Acquired 10/02/02; Cost $5,995,000) 3.21%,
  05/15/06(b)(h)(i)                             A-1      --         5,995         5,995,000
-------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Series 2003 D Hospital VRD RB
  3.18%, 05/15/36(d)                           A-1+      --         7,800         7,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

UTAH-(CONTINUED)

  Series 2005 D Hospital VRD RB
  3.19%, 05/15/37(b)                           A-1+    VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003 Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 02/15/31(b)                           A-1+      --         4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 08/01/28(b)(c)  A-1+      --           800           800,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Series 2002 A59 Power Supply VRD
  RB
  (Acquired 10/23/02; Cost $10,630,000)
  3.21%, 07/01/10(b)(h)(i)                      --     VMIG-1      10,630        10,630,000
-------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Series 2004
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 12/01/34(b)                           A-1+      --         9,675         9,675,000
===========================================================================================
                                                                                 46,735,000
===========================================================================================

VERMONT-0.16%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984 Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts) 3.31%,
  12/01/13(c)(f)                               A-1+      --         2,500         2,500,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985 Student Loan VRD RB
  (LOC-State Street Bank & Trust Co.)
  3.25%, 01/01/08(c)(f)                         --     VMIG-1       2,640         2,640,000
===========================================================================================
                                                                                  5,140,000
===========================================================================================

VIRGINIA-0.23%

Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003 Residential Care Facility VRD
  RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/33(b)(c)                         A-1      --           750           750,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Spotsylvania (County of) Industrial
  Development Authority (Rappah-Annock Area
  YMCA Project); Series 2002 VDR IDR
  (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/23(b)(c)                                --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Stafford (County of) & Staunton (City of);
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.25%,
  04/13/06(c)                                   --     VMIG-1       1,870         1,870,000
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury);
  Series 2005B Residential Care Facility VRD
  IDR (LOC-Branch Banking & Trust Co.) 3.20%,
  01/01/10(b)(c)                                --     VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                  7,315,000
===========================================================================================

WASHINGTON-6.47%

ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12 Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000) 3.22%,
  07/01/10(b)(h)(i)                             --     VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 05/13/03; Cost $10,685,000)
  3.22%, 07/01/10(b)(h)(i)(j)                   --       --        10,685        10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37 Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000) 3.22%,
  12/01/12(b)(h)(i)                             --     VMIG-1       8,235         8,235,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King (County
  of)); Series 2001-1 Multi-State Non-AMT VRD
  Limited Tax GO
  Ctfs. (Acquired 01/04/01; Cost $10,000,000)
  3.22%, 07/01/06(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/28(b)(c)(j)                             --       --         2,565         2,565,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (Washington (State of)
  Public Power Supply Systems Project No. 2);
  Series 1996-4703 A VRD COP (Acquired
  05/02/01; Cost $5,870,000) 3.21%,
  07/01/11(b)(h)(i)                            A-1+      --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington (State
  of)); Series 1998-4701 A VRD COP (Acquired
  07/20/00; Cost $14,400,000) 3.21%,
  05/01/18(b)(h)(i)                            A-1+      --        14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.18%,
  06/05/06(c)                                  A-1+      --        37,200        37,200,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 Commercial Paper Notes TRAN
  (LOC-Bank of America, N.A.) 3.18%,
  06/06/06(c)                                  A-1+      --        16,800        16,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001 Limited Tax
  VRD GO
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/21(b)(c)(j)                             --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004 593 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 04/01/23(b)(c)   --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%,
  12/01/19(b)(c)(o)                             --     VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%, 12/01/19(b)(c)   --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); Series 2002-739D VRD RB
  (Acquired 07/21/04; Cost $5,000,000) 3.20%,
  09/01/20(b)(h)(i)                             A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997
  Special Revenue VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  01/01/27(b)(c)                               A-1+    VMIG-1     $12,705    $   12,705,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B Low Income
  Housing Assistance VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 05/01/19(b)(c)  A-1+      --         2,225         2,225,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995
  Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 12/01/15(b)(c)  A-1+      --         2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994 Refunding VRD IDR
  3.25%, 11/01/25(b)(o)                        A-1+    VMIG-1       6,524         6,524,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003
  Refunding Housing VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/34(b)(c)(j)                             --       --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Series 2001
  A46 Sales Tax & Motor VRD RB
  (Acquired 11/12/03; Cost $6,255,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       6,255         6,255,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E Economic
  Development VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/25(b)(c)  A-1+      --         2,545         2,545,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  12/01/33(b)(c)                                --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (Antioch University Project);
  Series 2005 Non-Profit Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%, 01/01/27(b)(c)  A-1+      --       $ 6,635    $    6,635,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Judson Park Project); Series
  2004 A Non-Profit Housing Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%,
  01/01/29(b)(c)(j)                             --       --         9,855         9,855,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994 Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 10/01/19(b)(c)  A-1+      --         3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000 Non-Profit VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/30(b)(c)                                --     VMIG-1       1,350         1,350,000
===========================================================================================
                                                                                206,034,000
===========================================================================================

WEST VIRGINIA-0.13%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991 Refunding VRD RB
  (LOC-Wachovia Bank, N.A.) 3.21%,
  06/01/14(b)(c)                                --      Aa2         4,140         4,140,000
===========================================================================================

WISCONSIN-2.97%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25 Non-AMT VRD RB
  (Acquired 08/01/05; Cost $17,370,000)
  3.22%, 12/01/13(b)(h)(i)(j)                   --       --        17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.22%, 06/01/36(b)(c)                         --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004 VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  01/01/35(b)(c)(g)                             A-1      --       $ 4,995    $    4,995,000
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 08/01/28(b)(c)   --     VMIG-1       2,300         2,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999 VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000) 3.20%, 07/01/14(b)(c)(i)    A-1+      --         2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B VRD (LOC-JPMorgan Chase Bank,
  N.A.)
  3.19%, 11/01/25(b)(c)                        A-1+      --         7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield); Series
  2006 B VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 01/15/36(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.21%, 07/01/28(b)(c)                         --     VMIG-1       3,150         3,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/15/23(b)(c)                         --     VMIG-1     $ 6,900    $    6,900,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.21%, 06/01/23(b)(c)                         --     VMIG-1       9,115         9,115,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1994 A VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 09/01/19(b)(c)                         A-1      --         5,350         5,350,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987 VRD RB
  (LOC-KBC Bank N.V.) (Acquired 05/02/05;
  Cost $27,000,000) 3.22%,
  12/01/17(b)(c)(g)(i)                          A-1      --        27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/01/19(b)(c)                         A-1      --         1,830    $    1,830,000
===========================================================================================
                                                                                 94,545,000
===========================================================================================
TOTAL INVESTMENTS(s)(t)-101.02% (Cost
  $3,218,678,145)                                                             3,218,678,145
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.02)%                                           (32,564,046)
===========================================================================================
NET ASSETS-100.00%                                                           $3,186,114,099
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

TAX-FREE INVESTMENTS TRUST

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in notes (j) and
    (r) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $901,459,500, which represented 28.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1(+).
(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2006.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(n) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on March 31, 2006.
(o) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $43,660,000, which represented 1.37% of the Fund's Net Assets.
(q) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(r) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                          PERCENTAGE
   ----------------------------------------------------------------------------
   MBIA Insurance Corp.........................................         10.8%
   Bank of America, N.A........................................         10.1
   Financial Guaranty Insurance Co.............................          9.6
   Ambac Assurance Corp........................................          7.9
   Financial Security Assurance Inc............................          5.6
   JPMorgan Chase Bank, N.A....................................          5.1
   Other Entities Less than 5%.................................         51.9
    ___________________________________________________________________________
   ============================================================================

(t) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $3,218,678,145)   $3,218,678,145
------------------------------------------------------------
Cash                                              31,076,298
------------------------------------------------------------
Receivables for:
  Investments sold                                15,651,522
------------------------------------------------------------
  Interest                                        16,908,650
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               131,854
------------------------------------------------------------
Other assets                                         179,596
============================================================
    Total assets                               3,282,626,065
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           88,174,709
------------------------------------------------------------
  Dividends                                        7,652,839
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,176
------------------------------------------------------------
Accrued distribution fees                            164,238
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,203
------------------------------------------------------------
Accrued transfer agent fees                           36,664
------------------------------------------------------------
Accrued operating expenses                           175,137
============================================================
    Total liabilities                             96,511,966
============================================================
Net assets applicable to shares outstanding   $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,186,155,807
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (41,708)
============================================================
                                              $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,892,111,475
____________________________________________________________
============================================================
Private Investment Class                      $  220,988,368
____________________________________________________________
============================================================
Personal Investment Class                     $   20,902,039
____________________________________________________________
============================================================
Cash Management Class                         $  683,659,237
____________________________________________________________
============================================================
Reserve Class                                 $   19,052,332
____________________________________________________________
============================================================
Resource Class                                $  341,383,838
____________________________________________________________
============================================================
Corporate Class                               $    8,016,810
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,892,075,711
____________________________________________________________
============================================================
Private Investment Class                         220,977,389
____________________________________________________________
============================================================
Personal Investment Class                         20,899,102
____________________________________________________________
============================================================
Cash Management Class                            683,667,258
____________________________________________________________
============================================================
Reserve Class                                     19,050,468
____________________________________________________________
============================================================
Resource Class                                   341,385,961
____________________________________________________________
============================================================
Corporate Class                                    8,016,425
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $90,277,722
=========================================================================

EXPENSES:

Advisory fees                                                   6,919,662
-------------------------------------------------------------------------
Administrative services fees                                      605,661
-------------------------------------------------------------------------
Custodian fees                                                    157,245
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,140,330
-------------------------------------------------------------------------
  Personal Investment Class                                       153,273
-------------------------------------------------------------------------
  Cash Management Class                                           620,308
-------------------------------------------------------------------------
  Reserve Class                                                   166,612
-------------------------------------------------------------------------
  Resource Class                                                  713,622
-------------------------------------------------------------------------
  Corporate Class                                                   3,442
-------------------------------------------------------------------------
Transfer agent fees                                               527,776
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         123,327
-------------------------------------------------------------------------
Other                                                             801,915
=========================================================================
    Total expenses                                             11,933,173
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,662,053)
=========================================================================
    Net expenses                                                9,271,120
=========================================================================
Net investment income                                          81,006,602
=========================================================================
Net realized gain from Investment securities                       20,198
=========================================================================
Net increase in net assets resulting from operations          $81,026,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   81,006,602    $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   20,198           (60,974)
==============================================================================================
    Net increase in net assets resulting from operations          81,026,800        36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (51,535,231)      (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,114,924)       (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (404,324)          (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,063,769)       (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (276,474)          (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,314,990)       (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (296,890)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (81,006,602)      (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (224,964,600)      163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                        24,371,221        46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       10,024,848           483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (41,462,324)      (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,744,079        (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                  51,762,427        (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                  8,016,425                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (162,507,924)      152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (162,487,726)      152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,348,601,825     3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,186,114,099    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

TAX-FREE INVESTMENTS TRUST

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended March 31, 2006, AIM waived fees of $1,762,263.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $307.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $605,661.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2006, AISI retained $527,776.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $570,165, $112,400, $496,246, $144,953, $570,898 and
$3,442, respectively, after FMC waived Plan fees of $570,165, $40,873, $124,062, $21,659, $142,724 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $194,014,926, which resulted in net realized gains (losses) of $0 and securities purchases of $14,773,207.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

TAX-FREE INVESTMENTS TRUST

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $16,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $81,006,602    $36,860,093
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                       $      244,894
------------------------------------------------------------------------------
Temporary book/tax differences                                        (244,894)
------------------------------------------------------------------------------
Capital loss carryforward                                              (41,708)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,186,155,807
==============================================================================
Total net assets                                                $3,186,114,099
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

TAX-FREE INVESTMENTS TRUST


    The Fund utilized $13,004 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
March 31, 2013                                                     $41,708
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   24,419,859,762    $ 24,419,859,762     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 590,733,012         590,733,012        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 32,503,439          32,503,439         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,375,896,321       7,375,896,321      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            162,245,979         162,245,979        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,316,222,552       2,316,222,552      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       129,405,787         129,405,787                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       30,895,326          30,895,326         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,802,001           3,802,001          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    201,846             201,846              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,231,407          11,231,407          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                247,862             247,862             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,599,542           7,599,542          2,383,423           2,383,423
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                            10,644              10,644                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (24,675,719,687)    (24,675,719,687)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (570,163,791)       (570,163,791)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (22,680,438)        (22,680,438)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,428,590,053)     (7,428,590,053)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (152,749,762)       (152,749,762)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,272,059,667)     (2,272,059,667)    (1,788,092,794)     (1,788,092,794)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (121,400,006)       (121,400,006)                --                  --
=================================================================================================================================
                                                          (162,507,924)   $   (162,507,924)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

TAX-FREE INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.01        0.02
=========================================================================================================================
Less distributions from net investment income                    (0.02)         (0.01)      (0.01)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.27%          0.99%       0.59%       0.97%       1.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $220,988       $196,617    $150,399    $227,832    $179,095
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.47%(b)       0.47%       0.47%       0.47%       0.47%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.77%(b)       0.77%       0.77%       0.77%       0.78%
=========================================================================================================================
Ratio of net investment income to average net assets              2.24%(b)       0.99%       0.58%       0.95%       1.76%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $228,065,898.

TAX-FREE INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

TAX-FREE INVESTMENTS TRUST
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TAX-FREE INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tax-Free Investments Trust and Private Investment Class Shareholders of Tax-Free Cash Reserve Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the Private Investment Class financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Private Investment Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the Private Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

TAX-FREE INVESTMENTS TRUST

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006.

AIM Tax-Free Cash Reserve Portfolio Private Investment Class paid ordinary dividends in the amount of $0.0225 during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 100%, 100%, 100% and 100%, respectively.

TAX-FREE INVESTMENTS TRUST

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1992           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of March 31, 2006

TAX-FREE INVESTMENTS TRUST



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51(st)    & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                 TFIT-AR-5           Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                   RESERVE CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                                                  MARCH 31, 2006
                                                                   ANNUAL REPORT


                                  [COVER IMAGE]
ANNUAL


==================================================

INSIDE THIS REPORT

Letter to Shareholders.........................1

Fund Data......................................2

Letter from Independent
Chairman of Board of Trustees..................3

Calculating Your Ongoing Fund Expenses.........4

Approval of Investment Advisory
Agreements and Summary of Independent
Written Fee Evaluation.........................5

Financial Pages..............................F-1

==================================================



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of
    [GRAHAM         the Reserve Class of Tax-Free Cash Reserve Portfolio of
     PHOTO]         Tax-Free Investments Trust, part of AIM Cash Management,
                    covering the fiscal year ended March 31, 2006. Thank you for investing with us.

                       Tax-Free Cash Reserve Portfolio seeks to provide as high
 ROBERT H. GRAHAM   a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
                    Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

   The Fund continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve Board (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year-end approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

   o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

   o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

   o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

IN CLOSING

We are pleased to send you this report on your investment. AIM
Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM

Robert H. Graham
Vice Chair & President, Tax-Free Investments Trust

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO

====================================================================================================================================
SHARE CLASS DATA


DATA AS OF 3/31/06

CLASS                                   YIELD                 WEIGHTED AVERAGE MATURITY              NET ASSETS
                                  7-DAY       MONTHLY      RANGE DURING         AT FISCAL
                                SEC YIELD      YIELD        FISCAL YEAR          YEAR END

Reserve                           2.08%        2.03%        19-31 days           24 days           $19.0 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower

====================================================================================================================================

========================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 3/31/06

1-7                           82.5%

8-30                           3.3

31-90                          7.2

91-180                         3.3

181+                           3.7

========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.




================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
    [CROCKETT       Funds--as well as my first full year as your board's
      PHOTO]        independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more
 BRUCE L. CROCKETT  effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    May 17, 2006

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an     expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =     may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the        ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading        and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you         hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.     shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
$1,000 invested at the beginning of the      PURPOSES                                     in the table are meant to highlight your
period and held for the entire period                                                     ongoing costs only. Therefore, the
October 1, 2005, through March 31, 2006.     The table below also provides                hypothetical information is useful in
                                             information about hypothetical account       comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based       not help you determine the relative
                                             on the Fund's actual expense ratio and       total costs of owning different funds.
The table below provides information about   an assumed rate of return of 5% per year
actual account values and actual expenses.   before expenses, which is not the Fund's
You may use the information in this table,   actual return.

====================================================================================================================================

                                                                                           HYPOTHETICAL
                                                      ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING            ENDING               EXPENSES         ENDING               EXPENSES       ANNUALIZED
                    ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE          PAID DURING       EXPENSE
  CLASS              (10/1/05)          (3/31/06)(1)            PERIOD(2)       (3/31/06)             PERIOD(2)         RATIO
Reserve              $1,000.00           $1,009.50                $5.47         $1,019.49               $5.49           1.09%


(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.


====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION



The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, and comparable to the
recommendation of the Investments            reviewed the qualifications of AIM's         advisory fee rates for three
Committee of the Board, at a meeting         investment personnel and considered such     institutional money market funds (one of
held on June 30, 2005, the Board,            issues as AIM's portfolio and product        which has an "all-in" fee structure
including all of the independent             review process, AIM's legal and              whereby AIM pays all of the fund's
trustees, approved the continuance of        compliance function, AIM's use of            ordinary operating expenses), advised by
the advisory agreement (the "Advisory        technology, AIM's portfolio                  AIM with investment strategies
Agreement") between the Fund and AIM for     administration function and the quality      comparable to those of the Fund; (ii)
another year, effective July 1, 2005.        of AIM's investment research. Based on       was lower than the advisory fee rates
                                             the review of these and other factors,       for a variable insurance fund advised by
   The Board considered the factors          the Board concluded that the quality of      AIM and offered to insurance company
discussed below in evaluating the            services to be provided by AIM was           separate accounts with investment
fairness and reasonableness of the           appropriate and that AIM currently is        strategies comparable to those of the
Advisory Agreement at the meeting on         providing satisfactory services in           Fund; (iii) was lower than the advisory
June 30, 2005 and as part of the Board's     accordance with the terms of the             fee rates for one offshore fund for
ongoing oversight of the Fund. In their      Advisory Agreement.                          which an AIM affiliate serves as advisor
deliberations, the Board and the                                                          with investment strategies comparable to
independent trustees did not identify        o The performance of the Fund relative       those of the Fund; and (iv) was higher
any particular factor that was               to comparable funds. The Board reviewed      than the advisory fee rates for two
controlling, and each trustee attributed     the performance of the Fund during the       unregistered pooled investment vehicles,
different weights to the various             past one, three and five calendar years      and comparable to the advisory fee rates
factors.                                     against the performance of funds advised     for a third unregistered pooled
                                             by other advisors with investment            investment vehicle, for which an AIM
   One of the responsibilities of the        strategies comparable to those of the        affiliate serves as advisor with
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's        investment strategies comparable to
independent of AIM and AIM's affiliates,     performance in such periods was at or        those of the Fund. The Board noted that
is to manage the process by which the        above the median performance of such         AIM has agreed to waive fees and/or
Fund's proposed management fees are          comparable funds. Based on this review,      limit expenses of the Fund, as discussed
negotiated to ensure that they are           the Board concluded that no changes          below. Based on this review, the Board
negotiated in a manner which is at arm's     should be made to the Fund and that it       concluded that the advisory fee rate for
length and reasonable. To that end, the      was not necessary to change the Fund's       the Fund under the Advisory Agreement
Senior Officer must either supervise a       portfolio management team at this time.      was fair and reasonable.
competitive bidding process or prepare
an independent written evaluation. The       o The performance of the Fund relative       o Fees relative to those of comparable
Senior Officer has recommended an            to indices. The Board reviewed the           funds with other advisors. The Board
independent written evaluation in lieu       performance of the Fund during the past      reviewed the advisory fee rate for the
of a competitive bidding process and,        one, three and five calendar years           Fund under the Advisory Agreement. The
upon the direction of the Board, has         against the performance of the Lipper        Board compared effective contractual
prepared such an independent written         Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
evaluation. Such written evaluation also     Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
considered certain of the factors            performance in such periods was              below the median rate of the funds
discussed below. In addition, as             comparable to the performance of such        advised by other advisors with
discussed below, the Senior Officer made     Index. Based on this review, the Board       investment strategies comparable to
certain recommendations to the Board in      concluded that no changes should be made     those of the Fund that the Board
connection with such written evaluation.     to the Fund and that it was not              reviewed. The Board noted that AIM has
                                             necessary to change the Fund's portfolio     agreed to waive fees and/or limit
   The discussion below serves as a          management team at this time.                expenses of the Fund, as discussed
summary of the Senior Officer's                                                           below. Based on this review, the Board
independent written evaluation and           o Meeting with the Fund's portfolio          concluded that the advisory fee rate for
recommendations to the Board in              managers and investment personnel. With      the Fund under the Advisory Agreement
connection therewith, as well as a           respect to the Fund, the Board is            was fair and reasonable.
discussion of the material factors and       meeting periodically with such Fund's
the conclusions with respect thereto         portfolio managers and/or investment         o Expense limitations and fee waivers.
that formed the basis for the Board's        personnel and believes that such             The Board noted that AIM has
approval of the Advisory Agreement.          individuals are competent and able to        contractually agreed to waive fees
After consideration of all of the            continue to carry out their                  and/or limit expenses of the Fund in an
factors below and based on its informed      responsibilities under the Advisory          amount necessary to limit total annual
business judgment, the Board determined      Agreement.                                   operating expenses to a specified
that the Advisory Agreement is in the                                                     percentage of average daily net assets
best interests of the Fund and its           o Overall performance of AIM. The Board      for each class of the Fund. The Board
shareholders and that the compensation       considered the overall performance of        considered the contractual nature of
to AIM under the Advisory Agreement is       AIM in providing investment advisory and     this fee waiver/expense limitation and
fair and reasonable and would have been      portfolio administrative services to the     noted that it remains in effect until
obtained through arm's length                Fund and concluded that such performance     March 31, 2007. The Board considered the
negotiations.                                was satisfactory.                            effect this fee waiver/expense
                                                                                          limitation would have on the Fund's
o The nature and extent of the advisory                                                   estimated expenses and concluded that
services to be provided by AIM. The                                                       the levels of fee waivers/expense
Board reviewed the services to be                                                         limitations for the Fund were fair and
provided by AIM under the Advisory                                                        reasonable.
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.


                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
The Board reviewed the structure of the      Board considered the benefits realized       determining whether to continue the
Fund's advisory fee under the Advisory       by AIM as a result of brokerage              Advisory Agreement for the Fund, the
Agreement, noting that it includes one       transactions executed through "soft          Board considered the fact that AIM,
breakpoint. The Board reviewed the level     dollar" arrangements. Under these            along with others in the mutual fund
of the Fund's advisory fees, and noted       arrangements, brokerage commissions paid     industry, is subject to regulatory
that such fees, as a percentage of the       by other funds advised by AIM are used       inquiries and litigation related to a
Fund's net assets, have decreased as net     to pay for research and execution            wide range of issues. The Board also
assets increased because the Advisory        services. This research may be used by       considered the governance and compliance
Agreement includes a breakpoint. The         AIM in making investment decisions for       reforms being undertaken by AIM and its
Board concluded that the Fund's fee          the Fund. The Board concluded that such      affiliates, including maintaining an
levels under the Advisory Agreement          arrangements were appropriate.               internal controls committee and
therefore reflect economies of scale and                                                  retaining an independent compliance
that it was not necessary to change the      o AIM's financial soundness in light of      consultant, and the fact that AIM has
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       undertaken to cause the Fund to operate
advisory fee schedule.                       whether AIM is financially sound and has     in accordance with certain governance
                                             the resources necessary to perform its       policies and practices. The Board
o Investments in affiliated money market     obligations under the Advisory               concluded that these actions indicated a
funds. Not applicable because the Fund       Agreement, and concluded that AIM has        good faith effort on the part of AIM to
does not invest in affiliated money          the financial resources necessary to         adhere to the highest ethical standards,
market funds.                                fulfill its obligations under the            and determined that the current
                                             Advisory Agreement.                          regulatory and litigation environment to
o Independent written evaluation and                                                      which AIM is subject should not prevent
recommendations of the Fund's Senior         o Historical relationship between the        the Board from continuing the Advisory
Officer. The Board noted that, upon          Fund and AIM. In determining whether to      Agreement for the Fund.
their direction, the Senior Officer of       continue the Advisory Agreement for the
the Fund, who is independent of AIM and      Fund, the Board also considered the
AIM's affiliates, had prepared an            prior relationship between AIM and the
independent written evaluation in order      Fund, as well as the Board's knowledge
to assist the Board in determining the       of AIM's operations, and concluded that
reasonableness of the proposed               it was beneficial to maintain the
management fees of the AIM Funds,            current relationship, in part, because
including the Fund. The Board noted that     of such knowledge. The Board also
the Senior Officer's written evaluation      reviewed the general nature of the
had been relied upon by the Board in         non-investment advisory services
this regard in lieu of a competitive         currently performed by AIM and its
bidding process. In determining whether      affiliates, such as administrative,
to continue the Advisory Agreement for       transfer agency and distribution
the Fund, the Board considered the           services, and the fees received by AIM
Senior Officer's written evaluation and      and its affiliates for performing such
the recommendation made by the Senior        services. In addition to reviewing such
Officer to the Board that the Board          services, the trustees also considered
consider implementing a process to           the organizational structure employed by
assist them in more closely monitoring       AIM and its affiliates to provide those
the performance of the AIM Funds. The        services. Based on the review of these
Board concluded that it would be             and other factors, the Board concluded
advisable to implement such a process as     that AIM and its affiliates were
soon as reasonably practicable.              qualified to continue to provide
                                             non-investment advisory services to the
o Profitability of AIM and its               Fund, including administrative, transfer
affiliates. The Board reviewed               agency and distribution services, and
information concerning the profitability     that AIM and its affiliates currently
of AIM's (and its affiliates')               are providing satisfactory
investment advisory and other activities     non-investment advisory services.
and its financial condition. The Board
considered the overall profitability of
AIM, as well as the profitability of AIM
in connection with managing the Fund.
The Board noted that AIM's operations
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.




TAX-FREE INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

March 31, 2006


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-101.02%

ALABAMA-1.42%

Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); Series 2005 A VRD RB
  (LOC-Regions Bank) 3.18%, 07/01/37(b)(c)      --     VMIG-1     $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999 VRD RB
  (INS-Ambac Assurance Corp.) 3.14%,
  12/01/21(d)(e)                                --     VMIG-1       7,515         7,515,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board Pollution Control & Solid Waste
  Disposal (General Electric Co. Project);
  Series 2005 Refunding VRD IDR
  3.17%, 05/01/21(d)                           A-1+    VMIG-1      33,300        33,300,000
===========================================================================================
                                                                                 45,215,000
===========================================================================================

ALASKA-1.19%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985 VRD IDR (LOC-KBC
  Bank N.V.) 3.40%, 06/01/10(c)(f)(g)           --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006 GO TAN
  4.50%, 12/28/06                               --     MIG-1       10,000        10,082,702
-------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A
  Refunding VRD GO
  (INS-MBIA Insurance Corp.) 3.21%,
  06/30/10(b)(e)                               A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.20%, 06/01/49(b)(h)(i)                      --     VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 37,982,702
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


ARIZONA-0.62%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1     $ 2,010    $    2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1       1,785         1,785,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994 Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco) 3.24%, 10/01/25(b)                A-1+      --         5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series 2004
  VRD IDR (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/38(b)(c)                         --     VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001 VRD IDR (LOC-Northern Trust
  Co.)
  3.28%, 08/01/36(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); Series 1982
  VRD IDR (LOC-Credit Suisse) 3.20%,
  10/01/22(b)(c)(g)                             A-1    VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 19,610,000
===========================================================================================

ARKANSAS-0.06%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); Series
  2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/08(b)(c)(j)                             --       --         1,910         1,910,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-2.82%

Centerra (City of) Metropolitan District No.
  1; Series 2004 VRD RB (LOC-BNP Paribas)
  3.20%, 12/01/29(b)(c)(g)                     A-1+      --       $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --           600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  12/01/33(b)(c)                               A-1+      --         5,175         5,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/25(b)(c)                         --     VMIG-1       8,945         8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2005
  TRAN 4.00%, 06/27/06                         SP-1+   MIG-1       10,000        10,031,316
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project);
  Series 2004 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.24%,
  04/01/24(b)(c)                               A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Series
  2004 B Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         4,130         4,130,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers); Series
  2004 A Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         5,145         5,145,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding Series 1997 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 01/01/11(b)(c)  A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
  Refunding Series 2002 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 01/01/31(b)(c)  A-1+      --         3,400         3,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority (Winridge Apartments
  Multifamily); Series 1998 Refunding VRD RB
  (CEP-Federal National Mortgage Association)
  3.19%, 02/15/28(b)                           A-1+      --       $ 2,615    $    2,615,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002 VRD IDR (LOC-Bank of
  America, N.A.) 3.23%, 03/01/17(b)(c)         A-1+      --         2,650         2,650,000
-------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004 Refunding & Improvement Unlimited Tax
  GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/06(c)(k)(l)                            A-1+      --         1,550         1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
  Series 2004 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  10/01/34(b)(c)                               A-1+      --         4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B RB
  (INS-Financial Security Assurance Inc.)
  3.17%, 09/01/25(b)(e)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Project); Series 1993 Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --           740           740,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO
  (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)(k)   AA       --         1,100         1,111,653
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.) 3.50%,
  12/01/06(c)(k)(n)                            A-1+      --         1,000         1,000,000
-------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
  Series 2005 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --         7,450         7,450,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Series 2002 Refunding Special Assessment
  VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.20%,
  12/01/22(b)(c)                               A-1+      --       $   965    $      965,000
-------------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993 Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.25%, 06/01/06(c)(g)(k)(m)        A-1      --           935           935,000
-------------------------------------------------------------------------------------------
Moffat (County of) (Ute Electric
  Association); Series 1984 VRD PCR
  (INS-Ambac Assurance Corp.)
  3.20%, 07/01/10(b)(e)                        A-1+    VMIG-1       2,445         2,445,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (Mandalay Gardens Urban); Series
  2006 VRD TAN (LOC-Depfa Bank PLC) 3.20%,
  12/01/28(b)(c)(g)                            A-1+    VMIG-1       6,380         6,380,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (North Huron Urban Renewal);
  Series 2005 VRD TAN (LOC-Depfa Bank PLC)
  3.20%, 12/01/28(b)(c)(g)                     A-1+    VMIG-1       2,950         2,950,000
-------------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; Series 2002 VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 12/01/22(b)(e)                        A-1+    VMIG-1       1,345         1,345,000
===========================================================================================
                                                                                 89,802,969
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985 Floating Rate PCR (LOC-Citizens Bank
  of Pennsylvania) 3.31%, 12/01/15(c)(f)       A-1+      --         1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Kent School); Series
  2001 C VRD RB
  (INS-MBIA Insurance Corp.) 3.18%,
  07/01/30(b)(e)                                --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C VRD RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/32(b)(c)                               A-1+      --       $ 5,390    $    5,390,000
===========================================================================================
                                                                                  8,290,000
===========================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); Series 2003 VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.18%,
  07/01/33(b)(c)                               A-1+      --         8,250         8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-1.04%

District of Columbia (American Library
  Association); Series 2005 VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  02/01/35(b)(c)                                --     VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/28(b)(c)                               A-1+      --         1,230         1,230,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.15%, 07/17/06(e)                           A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
District of Columbia; Series 2003 A Unlimited
  Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/01/06(e)                            AAA     Aaa         2,715         2,727,245
-------------------------------------------------------------------------------------------
  Series 2003 B Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/06(e)                                   AAA     Aaa         5,430         5,450,626
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); Series 2003 A12 VRD RB
  (Acquired 02/24/03; Cost $4,610,000) 3.21%,
  10/01/17(b)(h)(i)                             --     VMIG-1       4,610         4,610,000
===========================================================================================
                                                                                 33,192,871
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-4.37%

ABN AMRO Munitops Ctfs. Trust (Escambia
  (County of)); Series 2002-24 Refunding
  Florida Non-AMT VRD Ctfs. (Acquired
  10/24/02; Cost $5,000,000) 3.19%,
  10/01/10(b)(h)(i)                             --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Florida (State
  of) Board of Education); Series 2004-48
  Non-AMT VRD RB
  (Acquired 08/05/05; Cost $5,500,000) 3.19%,
  06/01/12(b)(h)(i)                             --     VMIG-1       5,500         5,500,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2005 Commercial
  Paper Note (LOC-Bank of America, N.A.)
  2.65%, 04/04/06(c)                           A-1+      --         4,900         4,900,000
-------------------------------------------------------------------------------------------
  3.37%, 09/12/06(c)                           A-1+      --        18,972        18,972,321
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A VRD
  RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 08/01/17(b)(e)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facility Authority
  (Cleveland Health Clinic); Series 2006 C-2
  Hospital Commercial Paper (LOC-Bank of
  America, N.A.) 3.14%, 04/05/06(c)            A-1+    VMIG-1      13,500        13,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/26(b)(c)(j)                             --       --         2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Lakeside North); Series 2004 Refunding
  Multi-Family Mortgage VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 06/01/34(b)                           A-1+      --         2,630         2,630,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/25(b)(c)(j)                             --       --         5,550         5,550,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004 Commercial Paper (LOC-Bank of
  America, N.A.) 3.25%, 10/04/06(c)            A-1+      --       $18,000    $   18,000,000
-------------------------------------------------------------------------------------------
  3.20%, 10/13/06(c)                           A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  02/20/01; Cost $2,600,000) 3.23%,
  12/01/23(b)(c)(i)(j)                          --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series 2002
  VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  06/01/22(b)(c)                                --     VMIG-1      11,705        11,705,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $9,770,000) 3.20%,
  07/01/22(b)(h)(i)                             A-1      --         9,770         9,770,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  08/01/19(b)(c)(j)                             --       --         1,650         1,650,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992 VRD RB
  (LOC-SunTrust Bank) 3.28%, 11/15/14(b)(c)    A-1+    VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Series 2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/31(b)(c)(j)                             --       --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004 Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.) 3.20%,
  06/01/30(b)(c)                               A-1+     P-1         6,000         6,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School District Sales
  Tax; Series 2005 Commercial Paper (LOC-Bank
  of America, N.A.) 3.22%, 05/09/06(c)         A-1+     P-1       $11,500    $   11,500,000
-------------------------------------------------------------------------------------------
Port Orange (City of) (Palmer College
  Project); Series 2002 VRD RB (LOC-LaSalle
  Bank N.A.)
  3.19%, 10/01/32(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); Series 2001 VRD
  RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/22(b)(c)(j)                             --       --         4,910         4,910,000
===========================================================================================
                                                                                139,222,321
===========================================================================================

GEORGIA-5.36%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15 Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000) 3.20%,
  01/01/12(b)(h)(i)                             --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 2004 B Commercial Paper
  (LOC-Dexia Bank) 3.30%, 04/05/06(c)(g)       A-1+     P-1         3,000         3,000,000
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1999 B VRD
  PCR (INS-Ambac Assurance Corp.) 3.18%,
  01/01/20(d)(e)                               A-1+    VMIG-1      17,800        17,800,000
-------------------------------------------------------------------------------------------
  Series 2005 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.) 3.22%,
  04/05/06(e)                                  A-1+    VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06(e)                           A-1+    VMIG-1      24,900        24,900,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Forsyth (County
  of) School District); Series 2004-6 A VRD
  Unlimited Tax GO
  (Acquired 10/20/04; Cost $2,960,000) 3.21%,
  02/01/18(b)(h)(i)                            A-1+      --         2,960         2,960,000
-------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/25(b)(c)                         --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Cobb (County of); Series 2006 Unlimited Tax
  GO TAN
  4.50%, 12/29/06                              SP-1+   MIG-1       20,000        20,141,600
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988
  Refunding Floating Rate Multi-Family
  Housing RB
  (LOC-Bank of America, N.A.) 3.22%,
  12/01/07(b)(c)                               A-1+      --       $ 9,250    $    9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C VRD COP (Acquired
  07/26/00; Cost $20,000,000) 3.21%,
  07/01/15(b)(h)(i)                            A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/25(b)(c)                         --     VMIG-1       8,350         8,350,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000 Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.23%, 06/01/15(b)(c)                        A-1+      --         1,925         1,925,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/35(b)(c)                         --     VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority; Series
  2003 B Anticipation Ctfs. Northside RB
  (LOC-Wachovia Bank, N.A.) 3.14%,
  10/01/33(c)(d)                                --     VMIG-1       5,690         5,690,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004 520 VRD RB
  (Acquired 04/20/05; Cost $24,995,000)
  3.21%, 05/01/12(b)(h)(i)                      A-1      --        24,995        24,995,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.23%,
  11/01/27(b)(c)                                --     VMIG-1       1,960         1,960,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Wachovia MERLOTs (Dalton (City of)); Series
  2003 A02 Utilities VRD RB
  (Acquired 08/25/04; Cost $4,790,000) 3.21%,
  01/01/12(b)(h)(i)                             --     VMIG-1     $ 4,790    $    4,790,000
===========================================================================================
                                                                                170,856,600
===========================================================================================

HAWAII-0.31%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101 VRD COP (Acquired
  01/11/01; Cost $6,000,000) 3.21%,
  12/01/16(b)(h)(i)                            A-1+      --         6,000         6,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Hawaii (State of)); Series
  2003 A16 Unlimited Tax VRD GO
  (Acquired 02/27/03; Cost $3,870,000) 3.21%,
  07/01/18(b)(h)(i)                             --     VMIG-1       3,870         3,870,000
===========================================================================================
                                                                                  9,870,000
===========================================================================================

IDAHO-1.19%

Custer (County of) Pollution Control (Amoco
  Oil Co.- Standard Oil Industry Project);
  Series 1983 VRD PCR 2.85%,
  04/01/06(g)(k)(m)                            A-1+      --        23,000        23,000,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2005 Unlimited Tax
  GO TAN
  4.00%, 06/30/06                              SP-1+   MIG-1       15,000        15,047,904
===========================================================================================
                                                                                 38,047,904
===========================================================================================

ILLINOIS-16.48%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4 VRD
  GO
  Ctfs. (Acquired 11/10/05; Cost $24,225,000)
  3.20%, 12/01/09(b)(h)(i)                      --     VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.22%,
  07/01/07(b)(h)(i)                             --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.22%, 07/01/13(b)(h)(i)(j)                   --       --        15,165        15,165,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Aurora (City of) Economic Development (Aurora
  University); Series 2004 VRD RB
  (LOC-Harris N.A.) 3.28%, 03/01/35(b)(c)      A-1+    VMIG-1     $ 6,400    $    6,400,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB
  (Acquired 08/26/99; Cost $10,000,000)
  3.23%, 03/15/07(b)(h)(i)                      A-1      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB
  (Acquired 05/06/02; Cost $10,130,000)
  3.23%, 06/05/14(b)(h)(i)                      A-1      --        10,130        10,130,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (University of
  Illinois); Series 2005-10 A VRD RB
  (Acquired 04/27/05; Cost $3,355,000) 3.21%,
  04/01/19(b)(h)(i)                            A-1+      --         3,355         3,355,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 D VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/32(b)(c)  A-1+      --         3,230         3,230,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A VRD COP (Acquired 03/22/06;
  Cost $6,200,000) 3.21%, 01/01/33(b)(h)(i)    A-1+      --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000) 3.21%, 01/01/29(b)(h)(i)    A-1+      --         5,500         5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308 VRD COP
  (Acquired 12/12/01; Cost $8,655,000) 3.21%,
  11/01/26(b)(h)(i)                            A-1+      --         8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305 VRD COP (Acquired
  04/02/01; Cost $4,950,000) 3.31%,
  01/01/35(b)(h)(i)                            A-1+      --         4,950         4,950,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Cook (County of)
  Regional Transportation Authority); Series
  2000-1303 VRD COP (Acquired 03/26/01; Cost
  $19,000,000) 3.21%, 07/01/23(b)(h)(i)        A-1+      --       $19,000    $   19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304 VRD COP (Acquired
  06/27/00; Cost $7,340,000) 3.21%,
  06/01/21(b)(h)(i)                            A-1+      --         7,340         7,340,000
-------------------------------------------------------------------------------------------
Elmhurst (City of) (JT Community
  Accredation); Series 1988 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%, 07/01/18(b)(c)                        A-1+    VMIG-1       1,275         1,275,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB
  (LOC-Northern Trust Co.) 3.15%,
  08/01/26(b)(c)(o)                            A-1+      --         2,374         2,374,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 09/24/03;
  Cost $4,100,000) 3.20%, 01/01/19(b)(c)(i)     A-1      --         4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/01/21(c)(d)                               A-1+      --         4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,215,000) 3.21%, 04/01/32(b)(c)(i)     A-1      --         2,215         2,215,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  Series 1997 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/32(b)(c)                        A-1+      --         2,400         2,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998 VRD RB
  (LOC-Harris N.A.) 3.28%, 02/01/33(b)(c)      A-1+      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A., LaSalle
  Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000) 3.28%, 08/01/30(b)(c)(i)          A-1      --         4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994 VRD RB
  (LOC-Northern Trust Co., Harris N.A.,
  JPMorgan Chase Bank, N.A.) 3.22%,
  12/01/28(b)(c)                               A-1+    VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A., Northern
  Trust Co.) 3.22%, 02/01/29(b)(c)             A-1+    VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day); Series
  2003 RB
  (LOC-Northern Trust Co.) 3.21%,
  07/01/33(b)(c)                                --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 01/29/03;
  Cost $2,975,000) 3.20%, 07/01/41(b)(c)(i)     A-1      --         2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/24(b)(c)                        A-1+      --         2,925         2,925,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Teachers Academy for Math);
  Series 2001 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/21(b)(c)                         --     VMIG-1     $ 2,975    $    2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002 VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 10/01/33(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/32(b)(c)                         --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (World Communications Inc.);
  Series 2000 VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  08/01/15(b)(c)                                --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996 VRD RB
  (LOC-Northern Trust Co.) 3.28%,
  01/01/26(b)(c)                               A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002
  RB
  (LOC-Fifth Third Bank) 3.28%,
  03/01/32(b)(c)                                --     VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/28(b)(c)                         A-1    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B VRD RB
  (LOC-Allied Irish Banks PLC) 3.28%,
  10/01/30(b)(c)(g)                             --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/33(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) 3.22%,
  11/01/32(b)(c)                               A-1+      --       $ 3,950    $    3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000 VRD RB
  (LOC-Harris N.A.) 3.28%, 11/01/30(b)(c)      A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/26(b)(c)                         --     VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 06/01/29(b)(c)                        A-1+      --         5,700         5,700,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/29(b)(c)                        A-1+      --         1,600         1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 2006 Pooled Financing
  Commercial Paper Notes (LOC-Northern Trust
  Co.)
  3.22%, 04/04/06(c)                           A-1+      --        16,200        16,200,000
-------------------------------------------------------------------------------------------
  3.28%, 05/23/06(c)                           A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006 VRD RB
  (LOC-National City Bank) 3.20%,
  03/01/26(b)(c)                                A-1      --         6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2005 A VRD RAN
  (LOC-Harris N.A.) 3.25%, 06/30/06(b)(c)      A-1+      --         7,745         7,745,000
-------------------------------------------------------------------------------------------
  Series 2006 B VRD RAN (LOC-Harris N.A.)
  3.25%, 06/30/06(b)(c)                        A-1+      --         7,355         7,355,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A Refunding
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/28(b)(c)                         --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 02/15/35(b)(c)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (North
  Park University Project); Series 2005 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 07/01/35(b)(c)                        A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/24(b)(c)                         --     VMIG-1       5,270         5,270,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A VRD RB
  (LOC-LaSalle Bank N.A.) 3.21%,
  11/01/24(b)(c)                                A-1      --         2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (WBEZ
  Alliance Inc. Project); Series 2005 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  10/01/40(b)(c)                                A-1      --         8,500         8,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004 VRD RB
  (LOC-Harris N.A.) 3.22%, 06/01/34(b)(c)       --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society);
  Series 1989 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 02/15/19(b)(c)                        A-1+      --           937           937,238
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/33(b)(c)                        A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995 VRD RB
  3.22%, 08/15/25(b)                           A-1+    VMIG-1     $22,235    $   22,235,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996
  Multi-Family VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  09/15/20(b)(c)                                A-1      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Riverside Health System); Series
  1996 B VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  11/15/16(b)(c)                                A-1      --         4,545         4,545,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Housing Development
  Authority (Lakeshore Plaza); Series 2000 A
  Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 3.19%,
  07/01/27(b)(e)                               A-1+    VMIG-1      20,775        20,775,000
-------------------------------------------------------------------------------------------
Illinois (State of); Series 2005 Unlimited
  Tax Ctfs. GO
  4.50%, 04/28/06                              SP-1+   MIG-1       10,000        10,009,252
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974 VRD Limited Tax
  GO
  (Acquired 07/06/05; Cost $1,100,000) 3.21%,
  01/01/13(b)(h)(i)                             A-1      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000 Multi-Family Housing
  VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 12/15/30(b)                           A-1+      --        14,855        14,855,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

McCook (City of) (Illinois Saint Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --       $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --         1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005 VRD
  IDR (LOC-Allied Irish Banks PLC) 3.20%,
  06/01/35(b)(c)(g)                             --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 11/15/33(b)(c)                        A-1+    VMIG-1       4,520         4,520,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003 B18
  VRD RB
  (Acquired 02/19/03; Cost $9,705,000) 3.21%,
  05/01/20(b)(h)(i)                             --     VMIG-1       9,705         9,705,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Board of
  Education); Series 2000 A4 VRD Unlimited
  Tax GO
  (Acquired 11/12/03; Cost $4,845,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       4,845         4,845,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Emergency
  Telephone System); Series 2002 A44 VRD
  Limited Tax GO
  (Acquired 08/02/02; Cost $7,825,000) 3.21%,
  01/01/20(b)(h)(i)                             --     VMIG-1       7,825         7,825,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12 VRD Limited Tax GO
  (Acquired 10/13/00; Cost $12,200,000)
  3.21%, 01/01/23(b)(h)(i)                      --     VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County of) Regional
  Transportation Authority); Series 2001 A93
  VRD RB
  (Acquired 10/10/01; Cost $7,235,000) 3.21%,
  07/01/27(b)(h)(i)                             --     VMIG-1       7,235         7,235,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Series 2002 A41 VRD Unlimited Tax GO
  (Acquired 07/25/02; Cost $17,675,000)
  3.21%, 06/01/17(b)(h)(i)                      --     VMIG-1     $17,675    $   17,675,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
  2003 B11 VRD Unlimited Tax GO
  (Acquired 01/29/03; Cost $6,995,000) 3.21%,
  11/15/25(b)(h)(i)                             --     VMIG-1       6,995         6,995,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Illinois (State of));
  Series 2001 A124 VRD Unlimited Tax GO
  (Acquired 11/26/01; Cost $7,880,000) 3.21%,
  11/01/26(b)(h)(i)                             A-1      --         7,880         7,880,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S VRD GO
  (Acquired 03/20/00; Cost $14,400,000)
  3.21%, 04/01/30(b)(h)(i)                      --     VMIG-1      14,400        14,400,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.28%,
  12/01/25(b)(c)                                --     VMIG-1       9,600         9,600,000
===========================================================================================
                                                                                525,020,490
===========================================================================================

INDIANA-3.47%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7 Non-AMT VRD RB
  (Acquired 11/17/05;Cost $5,000,000) 3.21%,
  07/01/10(b)(h)(i)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB
  (Acquired 11/12/03; Cost $13,795,000)
  3.20%, 07/15/11(b)(h)(i)                      --     VMIG-1      13,795        13,795,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Trust (Wayne (Township of),
  Marion (County of) School Building Corp.)
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $8,000,000)
  3.20%, 01/15/12(b)(h)(i)(j)                   --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

CDC Municipal Products, Inc. (Indiana (State
  of) Transportation Finance Authority);
  Series 2004-5 A Highway VRD RB
  (Acquired 10/21/04; Cost $1,975,000) 3.21%,
  12/01/18(b)(h)(i)                            A-1+      --       $ 1,975    $    1,975,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A
  Advanced Funding Program RB
  (LOC-Bank of New York) 4.50%, 02/01/07       SP-1+   MIG-1        9,290         9,378,372
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/25/05; Cost $3,410,000) 3.22%,
  08/01/31(b)(c)(i)                            A-1+      --         3,410         3,410,000
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2002 Educational Facilities
  Historical VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/37(b)(c)                         --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/39(b)(c)                         --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 12/01/23(b)(c)                         --     VMIG-1       1,415         1,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/24(b)(c)                         --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/27(b)(c)                        A-1+      --        15,000        15,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  06/01/25(b)(c)                               A-1+      --       $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Merrillville (City of)
  Multi School Building Corp.); Series 2005
  923 VRD RB
  (Acquired 06/09/05; Cost $4,765,000) 3.21%,
  01/15/13(b)(h)(i)                             A-1      --         4,765         4,765,000
-------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
  M University RB
  6.00%, 07/01/06(k)(q)                         NRR     NRR         1,950         1,984,499
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  05/15/39(b)(c)(g)(j)                          --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005 VRD RB
  (LOC-Regions Bank) 3.19%, 11/01/30(b)(c)(j)   --       --         6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
  Building Corp.); Series 2001 A58 VRD RB
  (Acquired 11/12/03; Cost $9,395,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,395         9,395,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.) Series
  2006 D-02 RB
  (Acquired 02/23/06; Cost $4,710,000) 3.21%,
  07/15/24(b)(h)(i)                            A-1+      --         4,710         4,710,000
===========================================================================================
                                                                                110,502,871
===========================================================================================

IOWA-0.53%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006
  Educational Facility VRD RB
  (LOC-Allied Irish Banks PLC) 3.23%,
  03/01/36(c)(d)(g)                            A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002
  Private College Facility VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 10/01/32(b)(c)  A-1+      --         2,055         2,055,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  02/01/33(b)(c)                                --     VMIG-1     $ 5,820    $    5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985 Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.) 3.28%, 12/01/15(b)(e)       A-1+    VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,975,000
===========================================================================================

KANSAS-0.49%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A VRD COP (Acquired 09/08/04;
  Cost $5,000,000) 3.21%, 09/01/21(b)(h)(i)    A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Series 2000 C Health Facilities VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  05/15/30(b)(c)                                --     VMIG-1       4,280         4,280,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  11/01/18(b)(c)                                --     VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI
  VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  03/10/06; Cost $3,000,000) 3.23%,
  08/01/09(b)(c)(i)                            A-1+      --         3,000         3,000,000
===========================================================================================
                                                                                 15,495,000
===========================================================================================

KENTUCKY-1.22%

Eagle Tax Exempt Trust (Louisville &
  Jefferson (County of) Metropolitan Sewer
  District); Series 2006-0053 A VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.21%, 05/15/33(b)(h)(i)                     A-1+      --        14,335        14,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.28%,
  06/01/33(b)(c)(o)                            A-1+      --       $ 2,043    $    2,043,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series 2001
  VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  05/15/30(b)(c)                                A-1      --         3,925         3,925,000
-------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
  Corp.; Series 2001 A VRD RB
  (INS-Ambac Assurance Corp.) 3.22%,
  10/01/21(b)(e)                               A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%,
  04/01/32(b)(c)(o)                             --     VMIG-1      15,490        15,490,000
===========================================================================================
                                                                                 38,793,000
===========================================================================================

LOUISIANA-0.12%

Louisiana (State of) Offshore Terminal
  Authority; Series 2003 B Refunding Deep
  Water Port VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 09/01/14(b)(c)                        A-1+      --         3,850         3,850,000
===========================================================================================

MAINE-0.34%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546 Turnpike VRD RB
  (Acquired 10/28/04; Cost $1,790,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,790         1,790,000
-------------------------------------------------------------------------------------------
Maine (State of); Series 2005 Unlimited Tax
  BAN 4.00%, 06/22/06                           --     MIG-1        9,100         9,126,828
===========================================================================================
                                                                                 10,916,828
===========================================================================================

MARYLAND-1.18%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992 Economic Development
  VRD RB
  (LOC-BNP Paribas) 3.28%, 12/01/17(b)(c)(g)    --     VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.19%, 01/01/27(b)(c)                         A-1    VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 02/01/28(b)(c)                         --     VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005
  Economic Development VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  06/01/31(b)(c)                                --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/28(b)(c)                         --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A VRD RB
  (LOC-Wachovia Bank, N.A.) 3.24%,
  07/01/29(b)(c)                               A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005 Economic VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 11/01/30(b)(c)                         --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Maryland (State of) Health & Higher
  Educational Facilities Authority); Series
  2003-829 Floating Rate Trust Ctfs. VRD RB
  (Acquired 06/19/03; Cost $3,800,000) 3.20%,
  08/15/38(b)(h)(i)                             --     VMIG-1       3,800         3,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994 Refunding Economic
  Development VRD RB
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --       $ 1,145    $    1,145,000
===========================================================================================
                                                                                 37,625,000
===========================================================================================

MASSACHUSETTS-1.51%

Massachusetts (State of) Health & Educational
  Facilities Authority (Emmanuel College);
  Series 2003 VRD RB
  (LOC-Allied Irish Banks PLC; State Street
  Bank & Trust Co.) 3.18%, 07/01/33(b)(c)(g)    --     VMIG-1      18,275        18,275,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Harvard University);
  Series 2006 EE Commercial Paper Note
  3.20%, 04/04/06                              A-1+     P-1        30,000        30,000,000
===========================================================================================
                                                                                 48,275,000
===========================================================================================

MICHIGAN-4.02%

ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35 Non-AMT VRD RB
  (Acquired 09/29/05; Cost $10,595,000)
  3.20%, 10/15/11(b)(h)(i)                      --     VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 2.98%,
  05/01/06(e)(k)(m)                            A-1+    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Series
  1998 VRD Limited Tax IDR (LOC-Comerica
  Bank) 3.25%, 10/01/23(b)(c)(r)                --       --         8,300         8,300,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C VRD
  RB
  (LOC-National City Bank) 3.23%,
  05/01/09(b)(c)                                A-1     P-1         1,005         1,005,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A VRD
  Unlimited Tax GO
  (Acquired 11/06/02; Cost $7,105,000) 3.21%,
  05/01/32(b)(h)(i)                            A-1+      --       $ 7,105    $    7,105,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project); Series
  2004 Refunding VRD Limited Tax RB
  (LOC-Fifth Third Bank) 3.18%,
  05/15/17(b)(c)                               A-1+      --         1,515         1,515,000
-------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.) 3.20%,
  07/01/40(b)(c)(g)                             A-1      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College); Series
  2002 B Limited Tax VRD GO
  (LOC-Fifth Third Bank) 3.19%,
  04/01/32(b)(c)                               A-1+      --         1,500         1,500,000
-------------------------------------------------------------------------------------------
  Series 2004 Refunding VRD Limited Tax GO
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 04/01/34(b)(c)                        A-1+      --         1,800         1,800,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Trinity Health Credit); Series
  2005 E VRD RB
  3.18%, 11/01/18(d)                           A-1+    VMIG-1       9,250         9,250,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Local Government Loan Program); Series
  2003 C RB
  4.00%, 05/01/06                               AA      Aa2         1,000         1,001,030
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2005 B-2 RN (LOC-JPMorgan Chase
  Bank, N.A.)
  4.00%, 08/18/06(c)                           SP-1+     --        10,000        10,039,369
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  11/01/27(b)(c)                                A-1      --         4,500         4,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

  Series 2001 Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  12/01/21(b)(c)                                A-1      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 05/01/31(b)(c)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Michigan (State of); Series 2005 A Unlimited
  Tax GO Notes
  4.50%, 09/29/06                              SP-1+   MIG-1        9,100         9,153,843
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001 VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) Notes
  3.28%, 08/01/21(b)(c)(o)                      --     VMIG-1       5,700         5,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Sewage
  Disposal System); Series 2001 A112 VRD RB
  (Acquired 10/31/01; Cost $11,485,000)
  3.21%, 07/01/32(b)(h)(i)                      --     VMIG-1      11,485        11,485,000
-------------------------------------------------------------------------------------------
  Series 2003 B41 VRD RB
  (Acquired 07/09/03; Cost $11,225,000)
  3.21%, 07/01/26(b)(h)(i)                      --     VMIG-1      11,225        11,225,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.21%, 07/01/29(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X
  VRD RB
  (Acquired 12/12/03; Cost $15,000,000)
  3.21%, 08/15/24(b)(h)(i)                      --     VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Waterford School District; Series 2006
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 3.50%, 05/01/06(e)           AAA     Aaa         3,440         3,440,329
===========================================================================================
                                                                                128,214,571
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MINNESOTA-3.94%

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319 VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,935,000) 3.21%, 03/01/21(b)(h)(i)         AAA     NRR       $13,935    $   13,935,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  10/01/29(b)(c)                                --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 1988 F Adjustable
  Tender Commercial Paper Notes
  3.10%, 04/10/06                              A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 2000 A Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B Adjustable Tender Commercial
  Paper Notes
  3.24%, 04/07/06                              A-1+      --        21,500        21,500,000
-------------------------------------------------------------------------------------------
  Series 2001 D Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+    VMIG-1      25,500        25,500,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.23%, 11/01/22(c)(d)                         --     VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 05/01/27(b)(c)   --     VMIG-1      17,560        17,560,000
===========================================================================================
                                                                                125,450,000
===========================================================================================

MISSISSIPPI-0.53%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22 Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000) 3.21%, 09/01/10(b)(h)(i)          --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.21%, 11/01/22(b)(h)(i)                     A-1+      --       $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003 VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  07/01/25(b)(c)(g)                             --     VMIG-1       3,800         3,800,000
===========================================================================================
                                                                                 16,995,000
===========================================================================================

MISSOURI-1.55%

210 Highway Transportation Development
  District (The) (Missouri 210 Highway
  Improvement Project); Series 1999 A
  Improvement RB
  (LOC-U.S. Bank, N.A.) 4.80%, 07/15/06(c)      AA       A1         2,005         2,012,769
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004 Cultural Facilities VRD RB
  (LOC-National City Bank) 3.22%,
  07/01/24(b)(c)                                --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utility Lease Financing Program); Series
  2006 Commercial Paper Note (LOC-U.S. Bank,
  N.A.) 3.30%, 04/20/06(c)                      --      P-1        28,907        28,907,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/37(c)(d)   --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Francis Medical
  Center); Series 1996 A VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  06/01/26(c)(d)                               A-1+      --         7,345         7,345,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 1985 B VRD RB
  3.28%, 09/01/10(b)                           A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.20%, 10/01/25(b)(c)                   --     VMIG-1     $ 2,140    $    2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B Educational Facilities Refunding VRD
  IDR (LOC-U.S. Bank, N.A.) 3.21%,
  06/15/24(b)(c)                               A-1+      --         1,200         1,200,000
===========================================================================================
                                                                                 49,399,769
===========================================================================================

MONTANA-0.35%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  08/01/27(b)(c)(j)(o)                          --       --        11,115        11,115,000
===========================================================================================

NEBRASKA-2.89%

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      32,475        32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/15/35(c)(d)                               A-1+      --         1,500         1,500,000
===========================================================================================
                                                                                 92,065,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


NEVADA-0.41%

ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24 Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000) 3.22%,
  07/01/09(b)(h)(i)                             --     VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Henderson
  N.V.) Series 2004-43 Multi-State Non-AMT
  VRD GO
  Ctfs. (Acquired 03/28/06; Cost $6,500,000)
  3.22%, 12/01/12(b)(h)(i)                      --     VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB
  (Acquired 01/22/03; Cost $5,186,500) 3.20%,
  01/01/17(b)(h)(i)                             A-1      --         5,187         5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB
  (Acquired 10/23/03; Cost $7,185,000) 3.20%,
  08/15/21(b)(h)(i)                             A-1      --         7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004 Refunding Educational
  Facilities VRD RB
  (LOC-National City Bank) 3.19%,
  12/01/24(b)(c)                                A-1      --         4,175         4,175,000
===========================================================================================
                                                                                 16,546,500
===========================================================================================

NEW MEXICO-0.19%

New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B VRD
  Cigarette Tax RB
  (INS-MBIA Insurance Corp.) 3.22%,
  04/01/19(b)(e)                               A-1+    VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000 VRD RB
  (LOC-SunTrust Bank) 3.24%, 07/01/25(b)(c)     --     VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                  6,200,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW YORK-0.62%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  $16,000,000) 3.20%, 11/15/10(b)(h)(i)         --     VMIG-1     $16,000    $   16,000,000
-------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3 Unlimited
  Tax GO
  (LOC-Bank of America, N.A.) 3.16%,
  08/01/34(b)(c)                               A-1+    VMIG-1       3,700         3,700,000
===========================================================================================
                                                                                 19,700,000
===========================================================================================

NORTH CAROLINA-1.97%

Charlotte (City of); Series 2005 Commercial
  Paper BAN GO
  2.70%, 04/04/06                              A-1+      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
  2.92%, 05/09/06                              A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
  3.32%, 10/05/06                              A-1+      --        10,200        10,200,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005 Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 07/01/19(b)(c)                         --     VMIG-1       5,325         5,325,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/22(b)(c)                         --     VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005 Educational Facilities
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/31(b)(c)                         --     VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004 Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC) 3.19%,
  12/01/34(b)(c)(g)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005 Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005 Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 06/01/37(b)(c)                         --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/22(b)(c)                         --     VMIG-1       9,565         9,565,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C Refunding First
  Mortgage Health Care Facilities VRD RB
  (LOC-SunTrust Bank) 3.20%, 11/01/27(b)(c)     --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (North Carolina (State of)
  Eastern Municipal Power Agency); Series
  2005 A02 VRD RB
  (Acquired 04/12/05; Cost $7,115,000) 3.21%,
  01/01/22(b)(h)(i)                             --     VMIG-1       7,115         7,115,000
===========================================================================================
                                                                                 62,935,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-3.35%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 02/16/06; Cost $2,865,000)
  3.21%, 06/01/14(b)(h)(i)                      --     VMIG-1     $ 2,865    $    2,865,000
-------------------------------------------------------------------------------------------
Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); Series 2004 B Hospital Facilities
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.19%, 11/01/34(b)(c)                         --     VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001 Refunding & Improvement VRD RB
  (LOC-National City Bank) 3.20%,
  12/01/21(b)(c)                                --     VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994 Health Care
  VRD RB
  (LOC-National City Bank) 3.22%,
  11/01/13(b)(c)                                --     VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------
Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  09/01/25(c)(d)                               A-1+      --         1,415         1,415,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Carnegie/96th Research Building Project);
  Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/33(b)(c)                               A-1+    VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Euclid/93rd Garage and Office); Series
  2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/34(b)(c)                               A-1+    VMIG-1       3,425         3,425,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Multi-Mode Park Synagogue Project); Series
  2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%, 01/01/31(b)(c)   --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Series 2000
  Refunding VRD RB
  (LOC-National City Bank) 3.19%,
  11/15/19(b)(c)                                A-1      --       $   135    $      135,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005
  Refunding & Improvement VRD RB
  (LOC-KBC Bank N.V.) 3.20%,
  03/01/36(b)(c)(g)                            A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Lakewood (City of) Educational Facilities
  Authority (St. Edwards High School
  Project); Series 2000 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/01/30(b)(c)                                --     VMIG-1       1,565         1,565,000
-------------------------------------------------------------------------------------------
Lakewood (City of); Series 2005 Limited Tax
  BAN GO
  3.50%, 06/15/06                               --     MIG-1        4,000         4,005,760
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Series 2001 Hospital
  Facilities VRD RB
  (LOC-National City Bank) 3.25%,
  05/01/26(b)(c)(r)                             --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B VRD RB
  (LOC-Fifth Third Bank) 3.20%,
  12/01/27(b)(c)                                --     VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990 Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 08/01/20(b)(c)                        A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Series 1997 Hospital
  Improvement VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/15/22(b)(c)                               A-1+      --         5,230         5,230,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996 Limited Obligation
  VRD RB
  (LOC-National City Bank) 3.21%,
  12/01/10(b)(c)                                A-1      --         1,385         1,385,000
-------------------------------------------------------------------------------------------
Ohio (State of) (Major New Street
  Infrastructure); Series 2001 E-1 RB
  5.00%, 06/15/06                               AA      Aa2         1,500         1,504,822
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Higher Educational Facility
  Commission (Lake Erie); Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  09/01/30(b)(c)                                --     VMIG-1     $12,355    $   12,355,000
-------------------------------------------------------------------------------------------
Ohio (State of) Higher Educational Facility
  Commission (Pooled Financing Program);
  Series 2005 A VRD RB
  (LOC-Fifth Third Bank) 3.17%,
  09/01/26(b)(c)                                --     VMIG-1       7,200         7,200,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Cleveland Electric); Series 1997 B VRD PCR
  (LOC-Barclays Bank) 3.22%,
  08/01/20(b)(c)(g)                            A-1+     P-1         1,050         1,050,000
-------------------------------------------------------------------------------------------
Richland (County of) Ohio Healthcare
  Facilities (Wesleyan); Series 2004 B
  Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.17%, 11/01/27(b)(c)                        A-1+      --         9,610         9,610,000
===========================================================================================
                                                                                106,710,582
===========================================================================================

OKLAHOMA-2.40%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000 Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 07/15/30(b)(o)                        A-1+      --        27,695        27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001 VRD RB
  (LOC-Bank of America, N.A.) 3.27%,
  06/01/11(b)(c)                               A-1+      --         2,910         2,910,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2001 State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.35%, 09/01/06(k)(m)                        A-1+      --         6,525         6,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of) Economic Development
  Authority (Oklahoma State University
  Foundation Phase III Project); Series 2002
  Student Housing VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  07/01/32(b)(e)                                --     VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A Capital Improvements VRD RB
  3.13%, 05/15/06(k)(m)                        A-1+      --         9,200         9,200,000
===========================================================================================
                                                                                 76,330,000
===========================================================================================

OREGON-0.18%

Clackamas (County of) Hospital Facility
  Authority (Willamette View); Series 2005
  A-1 Refunding VRD RB
  (LOC-Bank of New York) 3.17%,
  11/01/29(b)(c)                               A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Portland (City of)); Series
  2004 614 Sewer System VRD RB
  (Acquired 12/02/04; Cost $1,600,000) 3.21%,
  10/01/12(b)(h)(i)                             --     VMIG-1       1,600         1,600,000
===========================================================================================
                                                                                  5,600,000
===========================================================================================

PENNSYLVANIA-3.82%

ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20 Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000) 3.21%, 07/15/11(b)(h)(i)          --       --         4,225         4,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.21%, 09/01/09(b)(h)(i)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.21%,
  06/01/11(b)(h)(i)                             --     VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 ACES VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 03/01/18(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); Series 2000 B VRD IDR
  (LOC-LaSalle Bank N.A.)
  3.19%, 12/01/30(b)(c)                         A-1      --       $ 7,160    $    7,160,000
-------------------------------------------------------------------------------------------
Chester (County of) Health & Educational
  Facilities Authority (Kendall-Crosslands
  Community Project); Series 2003 Retirement
  Community VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  04/01/33(b)(c)(g)                             A-1      --         2,940         2,940,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005
  Refunding VRD RB
  (LOC-KBC Bank N.V.) 3.19%,
  01/01/38(b)(c)(g)                            A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); Series 2001-3801 VRD COP
  (Acquired 06/04/01; Cost $8,900,000) 3.21%,
  08/01/28(b)(h)(i)                            A-1+      --         8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 03/01/30(b)(e)                        A-1+      --         2,675         2,675,000
-------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000 Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.27%, 12/01/24(b)(e)                        A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  3.21%, 10/15/29(b)(e)                        A-1+      --        12,135        12,135,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp. Inc.);
  Series 1984 Refunding VRD PCR (LOC-Rabobank
  Nederland) 3.25%, 06/01/14(c)(f)(g)          A-1+      --         1,020         1,020,000
-------------------------------------------------------------------------------------------
  3.25%, 10/01/14(c)(f)(g)                     A-1+      --         7,030         7,030,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003
  VRD IDR (LOC-Bank of New York)
  3.23%, 02/01/29(b)(c)                        A-1+      --       $ 3,100    $    3,100,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Liberty Lutheran
  Services); Series 2004 VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  05/01/34(b)(c)                               A-1+      --         3,745         3,745,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Gloria Dei Project); Series 2006
  VRD IDR (LOC-Citizens Bank of Pennsylvania)
  3.19%, 01/01/23(b)(c)                         --     VMIG-1      14,700        14,700,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Peco); Series 1999 A Refunding
  VRD PCR (LOC-Wachovia Bank, N.A.) 3.23%,
  10/01/30(b)(c)                                --     VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A VRD
  RB
  (LOC-UniCredito Italiano S.p.A.)
  3.22%, 11/01/36(b)(c)(g)                      --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2 Fifth VRD RB
  (LOC-Bank of Nova Scotia, JPMorgan Chase
  Bank, N.A.) 3.22%, 09/01/34(b)(c)(g)         A-1+    VMIG-1       4,300         4,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A Health VRD RB
  (LOC-Wachovia Bank, N.A.) 3.20%,
  07/01/27(b)(c)                               A-1+    VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002 VRD IDR (LOC-Citizens
  Bank of Pennsylvania) 3.22%, 11/01/32(b)(c)   --     VMIG-1       2,895         2,895,000
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  08/01/32(b)(c)(g)                             --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wachovia MERLOTs (Scranton (City of) &
  Lackawanna (County of) Health & Welfare
  Authority); Series 2002 A-18 VRD RB
  (Acquired 03/22/02; Cost $4,460,000) 3.21%,
  03/01/15(b)(h)(i)                             --     VMIG-1     $ 4,460    $    4,460,000
===========================================================================================
                                                                                121,775,000
===========================================================================================

RHODE ISLAND-0.09%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002 Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.20%, 08/01/32(b)(c)                        A-1+      --         2,900         2,900,000
===========================================================================================

SOUTH CAROLINA-1.43%

Eagle Tax Exempt Trust (South Carolina (State
  of) Public Service Authority); Series 2000-
  4001 A VRD COP (Acquired 09/08/00; Cost
  $10,100,000) 3.21%, 01/01/22(b)(h)(i)        A-1+      --        10,100        10,100,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $7,185,000) 3.20%,
  10/01/22(b)(h)(i)                             --     VMIG-1       7,185         7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/34(b)(e)                               A-1+    VMIG-1       9,800         9,800,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/31(b)(e)                               A-1+    VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/30/02; Cost $2,100,000) 3.23%,
  07/01/17(b)(c)(i)                            A-1+      --         2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $   550    $      550,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project);
  Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/23(b)(c)                         --     VMIG-1       3,640         3,640,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  09/01/32(b)(c)(j)                             --       --         3,900         3,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,840,000) 3.23%,
  09/01/18(b)(c)(i)                            A-1+      --         2,840         2,840,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A VRD
  RB (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/20(b)(c)                               A-1+      --         4,360         4,360,000
===========================================================================================
                                                                                 45,575,000
===========================================================================================

TENNESSEE-4.49%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2005 D-5-F VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/36(d)(e)                         --     VMIG-1       2,325         2,325,000
-------------------------------------------------------------------------------------------
  Series 2006 D-6-A VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/31(d)(e)                         --     VMIG-1       7,400         7,400,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority; Series 2004 Pooled Financing VRD
  RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/34(c)(d)                                --     VMIG-1     $36,015    $   36,015,000
-------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2006
  VRD IDR (LOC-Regions Bank) 3.19%,
  02/01/28(b)(c)                                --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A VRD COP (Acquired
  10/10/00; Cost $14,040,000) 3.21%,
  10/01/27(b)(h)(i)                            A-1+      --        14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993 VRD
  Refunding IDR (LOC-BNP Paribas)
  3.21%, 05/01/13(b)(c)(g)                      --      Aa2         1,050         1,050,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001 VRD RB
  (LOC-SunTrust Bank) 3.23%, 08/01/16(b)(c)     --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(e)(o)                             --     VMIG-1       3,739         3,739,000
-------------------------------------------------------------------------------------------
  Series 1995 B-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/06(b)(e)                                --     VMIG-1         615           615,000
-------------------------------------------------------------------------------------------
  Series 1996 F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       8,150         8,150,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/11(b)(e)                                --     VMIG-1       4,350         4,350,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       4,810         4,810,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/22(b)(e)                                --     VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/21(b)(e)                                --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

  Series 1997 II E-3 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/10(b)(e)                                --     VMIG-1     $ 1,325    $    1,325,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,035         1,035,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,060         1,060,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/27(b)(e)                                --     VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 1997 II-F-4 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/09(b)(e)                                --     VMIG-1         410           410,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/24(b)(e)                                --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 1999 II B-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/25(b)(e)                                --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
  Series 2005 IV-F-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/35(d)(e)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-G-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/25(d)(e)                         --     VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003 VRD RB
  (LOC-Regions Bank) 3.21%, 08/01/23(b)(c)      --     VMIG-1       3,885         3,885,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003
  Educational Facilities VRD RB
  (LOC-SunTrust Bank) 3.28%, 04/01/23(b)(c)     --     VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                142,969,000
===========================================================================================

TEXAS-12.60%

ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16 Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.22%, 08/15/10(b)(h)(i)                      --     VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13 Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000) 3.20%,
  02/06/08(b)(h)(i)                             --     VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003 Unlimited Tax School Building
  VRD GO
  (CEP-Texas Permanent School Fund)
  2.75%, 06/15/06(k)(n)                        A-1+    VMIG-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys) Series
  2005 B Special Obligation VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  08/15/35(b)(e)                               A-1+    VMIG-1       3,765         3,765,000
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997 Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/27(b)(c)                         --     VMIG-1         835           835,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985 VRD IDR (LOC-Bank of New York)
  3.20%, 11/01/25(c)(d)                        A-1+      --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Texas Utility System;
  Series 2003 A Refunding Sub Lien VRD RB
  (INS-MBIA Insurance Corp.) 3.16%,
  09/01/27(b)(e)                               A-1+    VMIG-1       1,530         1,530,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A Refunding VRD RB
  (LOC-BNP Paribas)
  3.26%, 05/01/35(b)(c)(g)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston (City of)
  Airport); Series 2000-4307 VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.21%, 07/01/28(b)(h)(i)                     A-1+      --        15,750        15,750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.21%, 12/01/27(b)(h)(i)                     A-1+      --       $14,005    $   14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000) 3.21%,
  12/01/30(b)(h)(i)                            A-1+      --         8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A VRD COP
  (Acquired 11/20/02; Cost $1,580,000) 3.21%,
  08/15/30(b)(h)(i)                            A-1+      --         1,580         1,580,000
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.) 3.22%,
  06/01/10(b)                                  A-1+      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (The Methodist System);
  Series 2005 B Refunding Hospital RB
  3.17%, 12/01/32(d)                           A-1+      --        35,000        35,000,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2005 A Sub. Lien Commercial Paper RN
  (LOC-Bank of America, N.A.) 3.15%,
  07/21/06(c)                                  A-1+      --        13,651        13,651,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo); Series 2001 C Jr. Lein
  VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  11/15/30(b)(e)                               A-1+    VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985 VRD PCR
  2.98%, 05/01/06(g)(k)(m)                     A-1+     P-1        10,640        10,640,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000 Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/20(b)(c)(j)                      --       --         2,500         2,500,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A
  Housing VRD RB
  (LOC-Bank of New York) 3.30%,
  03/01/33(c)(f)                                --     VMIG-1     $11,005    $   11,005,000
-------------------------------------------------------------------------------------------
Houston (City of); Series 2005 D Commercial
  Paper Notes GO 3.15%, 05/16/06               A-1+     P-1        17,000        17,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06                              A-1+     P-1        11,000        11,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004 530 Limited Tax VRD GO
  (Acquired 10/28/04; Cost $4,625,000) 3.21%,
  06/15/12(b)(h)(i)                             --     VMIG-1       4,625         4,625,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.28%,
  07/01/33(b)(c)                               A-1+      --         1,300         1,300,000
-------------------------------------------------------------------------------------------
Lubbock (City of) Independent School
  District; Series 2006 School Building VRD
  Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06(k)(l)                        A-1+    VMIG-1       3,600         3,629,583
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats Brazosport (City of)
  Independent School District); Series 2003
  PT-1690 Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,853,000) 3.21%,
  08/15/10(b)(h)(i)                             --     VMIG-1       4,853         4,853,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860 VRD Unlimited Tax GO
  (Acquired 09/09/05; Cost $9,750,000) 3.21%,
  02/15/25(b)(h)(i)                             A-1      --         9,750         9,750,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C Retirement
  Facility VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  02/15/30(b)(c)                                A-1      --         7,435         7,435,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Metropolitan Higher Education Authority
  (University of Dallas Project); Series 1999
  Higher Education VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 05/01/19(b)(c)(j)                      --       --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
North Texas Tollway Authority; Series 2005 C
  Dallas North Tollway System VRD RB
  (INS-Financial Guaranty Insurance Co.)
  3.19%, 01/01/25(b)(e)                        A-1+    VMIG-1      45,000        45,000,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985 Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 07/01/15(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001 Hospital
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 11/01/26(b)(c)                        A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Series 1996 Refunding VRD PCR
  (INS- Ambac Assurance Corp.) 3.22%,
  07/01/16(b)(e)                               A-1+    VMIG-1       3,350         3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A Refunding Sub RB
  (INS-MBIA Insurance Corp.) 3.17%,
  05/15/33(b)(e)                               A-1+    VMIG-1       3,100         3,100,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/26(b)(c)                         --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series 1997
  Higher Education VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  01/01/18(b)(c)(o)                            A-1+      --        10,900        10,900,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2005 Unlimited Tax
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1       19,000        19,113,584
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006 B
  Commercial Paper Notes
  3.30%, 06/06/06                              A-1+     P-1       $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2005 A Commercial
  Paper Notes
  3.22%, 04/05/06                              A-1+     P-1        22,500        22,500,000
-------------------------------------------------------------------------------------------
  3.28%, 05/15/06                              A-1+     P-1        15,000        15,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/06/06                              A-1+     P-1        15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
  2000 A26 VRD RB
  (Acquired 11/09/04; Cost $9,230,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,230         9,230,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Klein City of) Independent
  School District); Series 2005 C-02
  Unlimited Tax VRD GO
  (Acquired 11/15/05; Cost $6,345,000) 3.21%,
  08/01/31(b)(h)(i)                             --     VMIG-1       6,345         6,345,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003 B16 VRD RB
  (Acquired 02/19/03; Cost $16,005,000)
  3.21%, 08/15/25(b)(h)(i)                      --     VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Series 2003 B14 Refunding VRD RB
  (Acquired 01/29/03; Cost $7,985,000) 3.21%,
  08/15/22(b)(h)(i)                             --     VMIG-1       7,985         7,985,000
===========================================================================================
                                                                                401,585,167
===========================================================================================

UTAH-1.47%

Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005
  Lease VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 06/01/21(b)(c)  A-1+      --           900           900,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray (City of)
  Hospital); Series 2002 PA-1066 VRD RB
  (Acquired 10/02/02; Cost $5,995,000) 3.21%,
  05/15/06(b)(h)(i)                             A-1      --         5,995         5,995,000
-------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Series 2003 D Hospital VRD RB
  3.18%, 05/15/36(d)                           A-1+      --         7,800         7,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

UTAH-(CONTINUED)

  Series 2005 D Hospital VRD RB
  3.19%, 05/15/37(b)                           A-1+    VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003 Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 02/15/31(b)                           A-1+      --         4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 08/01/28(b)(c)  A-1+      --           800           800,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Series 2002 A59 Power Supply VRD
  RB
  (Acquired 10/23/02; Cost $10,630,000)
  3.21%, 07/01/10(b)(h)(i)                      --     VMIG-1      10,630        10,630,000
-------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Series 2004
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 12/01/34(b)                           A-1+      --         9,675         9,675,000
===========================================================================================
                                                                                 46,735,000
===========================================================================================

VERMONT-0.16%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984 Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts) 3.31%,
  12/01/13(c)(f)                               A-1+      --         2,500         2,500,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985 Student Loan VRD RB
  (LOC-State Street Bank & Trust Co.)
  3.25%, 01/01/08(c)(f)                         --     VMIG-1       2,640         2,640,000
===========================================================================================
                                                                                  5,140,000
===========================================================================================

VIRGINIA-0.23%

Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003 Residential Care Facility VRD
  RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/33(b)(c)                         A-1      --           750           750,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Spotsylvania (County of) Industrial
  Development Authority (Rappah-Annock Area
  YMCA Project); Series 2002 VDR IDR
  (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/23(b)(c)                                --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Stafford (County of) & Staunton (City of);
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.25%,
  04/13/06(c)                                   --     VMIG-1       1,870         1,870,000
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury);
  Series 2005B Residential Care Facility VRD
  IDR (LOC-Branch Banking & Trust Co.) 3.20%,
  01/01/10(b)(c)                                --     VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                  7,315,000
===========================================================================================

WASHINGTON-6.47%

ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12 Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000) 3.22%,
  07/01/10(b)(h)(i)                             --     VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 05/13/03; Cost $10,685,000)
  3.22%, 07/01/10(b)(h)(i)(j)                   --       --        10,685        10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37 Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000) 3.22%,
  12/01/12(b)(h)(i)                             --     VMIG-1       8,235         8,235,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King (County
  of)); Series 2001-1 Multi-State Non-AMT VRD
  Limited Tax GO
  Ctfs. (Acquired 01/04/01; Cost $10,000,000)
  3.22%, 07/01/06(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/28(b)(c)(j)                             --       --         2,565         2,565,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (Washington (State of)
  Public Power Supply Systems Project No. 2);
  Series 1996-4703 A VRD COP (Acquired
  05/02/01; Cost $5,870,000) 3.21%,
  07/01/11(b)(h)(i)                            A-1+      --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington (State
  of)); Series 1998-4701 A VRD COP (Acquired
  07/20/00; Cost $14,400,000) 3.21%,
  05/01/18(b)(h)(i)                            A-1+      --        14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.18%,
  06/05/06(c)                                  A-1+      --        37,200        37,200,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 Commercial Paper Notes TRAN
  (LOC-Bank of America, N.A.) 3.18%,
  06/06/06(c)                                  A-1+      --        16,800        16,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001 Limited Tax
  VRD GO
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/21(b)(c)(j)                             --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004 593 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 04/01/23(b)(c)   --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%,
  12/01/19(b)(c)(o)                             --     VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%, 12/01/19(b)(c)   --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); Series 2002-739D VRD RB
  (Acquired 07/21/04; Cost $5,000,000) 3.20%,
  09/01/20(b)(h)(i)                             A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997
  Special Revenue VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  01/01/27(b)(c)                               A-1+    VMIG-1     $12,705    $   12,705,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B Low Income
  Housing Assistance VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 05/01/19(b)(c)  A-1+      --         2,225         2,225,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995
  Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 12/01/15(b)(c)  A-1+      --         2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994 Refunding VRD IDR
  3.25%, 11/01/25(b)(o)                        A-1+    VMIG-1       6,524         6,524,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003
  Refunding Housing VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/34(b)(c)(j)                             --       --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Series 2001
  A46 Sales Tax & Motor VRD RB
  (Acquired 11/12/03; Cost $6,255,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       6,255         6,255,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E Economic
  Development VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/25(b)(c)  A-1+      --         2,545         2,545,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  12/01/33(b)(c)                                --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (Antioch University Project);
  Series 2005 Non-Profit Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%, 01/01/27(b)(c)  A-1+      --       $ 6,635    $    6,635,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Judson Park Project); Series
  2004 A Non-Profit Housing Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%,
  01/01/29(b)(c)(j)                             --       --         9,855         9,855,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994 Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 10/01/19(b)(c)  A-1+      --         3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000 Non-Profit VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/30(b)(c)                                --     VMIG-1       1,350         1,350,000
===========================================================================================
                                                                                206,034,000
===========================================================================================

WEST VIRGINIA-0.13%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991 Refunding VRD RB
  (LOC-Wachovia Bank, N.A.) 3.21%,
  06/01/14(b)(c)                                --      Aa2         4,140         4,140,000
===========================================================================================

WISCONSIN-2.97%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25 Non-AMT VRD RB
  (Acquired 08/01/05; Cost $17,370,000)
  3.22%, 12/01/13(b)(h)(i)(j)                   --       --        17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.22%, 06/01/36(b)(c)                         --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004 VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  01/01/35(b)(c)(g)                             A-1      --       $ 4,995    $    4,995,000
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 08/01/28(b)(c)   --     VMIG-1       2,300         2,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999 VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000) 3.20%, 07/01/14(b)(c)(i)    A-1+      --         2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B VRD (LOC-JPMorgan Chase Bank,
  N.A.)
  3.19%, 11/01/25(b)(c)                        A-1+      --         7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield); Series
  2006 B VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 01/15/36(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.21%, 07/01/28(b)(c)                         --     VMIG-1       3,150         3,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/15/23(b)(c)                         --     VMIG-1     $ 6,900    $    6,900,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.21%, 06/01/23(b)(c)                         --     VMIG-1       9,115         9,115,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1994 A VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 09/01/19(b)(c)                         A-1      --         5,350         5,350,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987 VRD RB
  (LOC-KBC Bank N.V.) (Acquired 05/02/05;
  Cost $27,000,000) 3.22%,
  12/01/17(b)(c)(g)(i)                          A-1      --        27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/01/19(b)(c)                         A-1      --         1,830    $    1,830,000
===========================================================================================
                                                                                 94,545,000
===========================================================================================
TOTAL INVESTMENTS(s)(t)-101.02% (Cost
  $3,218,678,145)                                                             3,218,678,145
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.02)%                                           (32,564,046)
===========================================================================================
NET ASSETS-100.00%                                                           $3,186,114,099
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

TAX-FREE INVESTMENTS TRUST

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in notes (j) and
    (r) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $901,459,500, which represented 28.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1(+).
(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2006.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(n) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on March 31, 2006.
(o) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $43,660,000, which represented 1.37% of the Fund's Net Assets.
(q) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(r) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                          PERCENTAGE
   ----------------------------------------------------------------------------
   MBIA Insurance Corp.........................................         10.8%
   Bank of America, N.A........................................         10.1
   Financial Guaranty Insurance Co.............................          9.6
   Ambac Assurance Corp........................................          7.9
   Financial Security Assurance Inc............................          5.6
   JPMorgan Chase Bank, N.A....................................          5.1
   Other Entities Less than 5%.................................         51.9
    ___________________________________________________________________________
   ============================================================================

(t) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $3,218,678,145)   $3,218,678,145
------------------------------------------------------------
Cash                                              31,076,298
------------------------------------------------------------
Receivables for:
  Investments sold                                15,651,522
------------------------------------------------------------
  Interest                                        16,908,650
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               131,854
------------------------------------------------------------
Other assets                                         179,596
============================================================
    Total assets                               3,282,626,065
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           88,174,709
------------------------------------------------------------
  Dividends                                        7,652,839
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,176
------------------------------------------------------------
Accrued distribution fees                            164,238
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,203
------------------------------------------------------------
Accrued transfer agent fees                           36,664
------------------------------------------------------------
Accrued operating expenses                           175,137
============================================================
    Total liabilities                             96,511,966
============================================================
Net assets applicable to shares outstanding   $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,186,155,807
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (41,708)
============================================================
                                              $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,892,111,475
____________________________________________________________
============================================================
Private Investment Class                      $  220,988,368
____________________________________________________________
============================================================
Personal Investment Class                     $   20,902,039
____________________________________________________________
============================================================
Cash Management Class                         $  683,659,237
____________________________________________________________
============================================================
Reserve Class                                 $   19,052,332
____________________________________________________________
============================================================
Resource Class                                $  341,383,838
____________________________________________________________
============================================================
Corporate Class                               $    8,016,810
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,892,075,711
____________________________________________________________
============================================================
Private Investment Class                         220,977,389
____________________________________________________________
============================================================
Personal Investment Class                         20,899,102
____________________________________________________________
============================================================
Cash Management Class                            683,667,258
____________________________________________________________
============================================================
Reserve Class                                     19,050,468
____________________________________________________________
============================================================
Resource Class                                   341,385,961
____________________________________________________________
============================================================
Corporate Class                                    8,016,425
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $90,277,722
=========================================================================

EXPENSES:

Advisory fees                                                   6,919,662
-------------------------------------------------------------------------
Administrative services fees                                      605,661
-------------------------------------------------------------------------
Custodian fees                                                    157,245
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,140,330
-------------------------------------------------------------------------
  Personal Investment Class                                       153,273
-------------------------------------------------------------------------
  Cash Management Class                                           620,308
-------------------------------------------------------------------------
  Reserve Class                                                   166,612
-------------------------------------------------------------------------
  Resource Class                                                  713,622
-------------------------------------------------------------------------
  Corporate Class                                                   3,442
-------------------------------------------------------------------------
Transfer agent fees                                               527,776
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         123,327
-------------------------------------------------------------------------
Other                                                             801,915
=========================================================================
    Total expenses                                             11,933,173
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,662,053)
=========================================================================
    Net expenses                                                9,271,120
=========================================================================
Net investment income                                          81,006,602
=========================================================================
Net realized gain from Investment securities                       20,198
=========================================================================
Net increase in net assets resulting from operations          $81,026,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   81,006,602    $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   20,198           (60,974)
==============================================================================================
    Net increase in net assets resulting from operations          81,026,800        36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (51,535,231)      (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,114,924)       (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (404,324)          (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,063,769)       (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (276,474)          (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,314,990)       (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (296,890)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (81,006,602)      (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (224,964,600)      163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                        24,371,221        46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       10,024,848           483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (41,462,324)      (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,744,079        (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                  51,762,427        (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                  8,016,425                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (162,507,924)      152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (162,487,726)      152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,348,601,825     3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,186,114,099    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

TAX-FREE INVESTMENTS TRUST

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended March 31, 2006, AIM waived fees of $1,762,263.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $307.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $605,661.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2006, AISI retained $527,776.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $570,165, $112,400, $496,246, $144,953, $570,898 and
$3,442, respectively, after FMC waived Plan fees of $570,165, $40,873, $124,062, $21,659, $142,724 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $194,014,926, which resulted in net realized gains (losses) of $0 and securities purchases of $14,773,207.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

TAX-FREE INVESTMENTS TRUST

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $16,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $81,006,602    $36,860,093
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                       $      244,894
------------------------------------------------------------------------------
Temporary book/tax differences                                        (244,894)
------------------------------------------------------------------------------
Capital loss carryforward                                              (41,708)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,186,155,807
==============================================================================
Total net assets                                                $3,186,114,099
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

TAX-FREE INVESTMENTS TRUST


    The Fund utilized $13,004 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
March 31, 2013                                                     $41,708
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   24,419,859,762    $ 24,419,859,762     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 590,733,012         590,733,012        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 32,503,439          32,503,439         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,375,896,321       7,375,896,321      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            162,245,979         162,245,979        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,316,222,552       2,316,222,552      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       129,405,787         129,405,787                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       30,895,326          30,895,326         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,802,001           3,802,001          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    201,846             201,846              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,231,407          11,231,407          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                247,862             247,862             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,599,542           7,599,542          2,383,423           2,383,423
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                            10,644              10,644                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (24,675,719,687)    (24,675,719,687)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (570,163,791)       (570,163,791)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (22,680,438)        (22,680,438)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,428,590,053)     (7,428,590,053)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (152,749,762)       (152,749,762)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,272,059,667)     (2,272,059,667)    (1,788,092,794)     (1,788,092,794)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (121,400,006)       (121,400,006)                --                  --
=================================================================================================================================
                                                          (162,507,924)   $   (162,507,924)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

TAX-FREE INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  RESERVE CLASS
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02         0.004      0.001      0.004       0.01
====================================================================================================================
Less distributions from net investment income                   (0.02)       (0.004)    (0.001)    (0.004)     (0.01)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  1.64%         0.38%      0.08%      0.39%      1.35%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $19,052       $ 9,308    $14,030    $12,653    $18,200
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.09%(b)      1.07%      0.98%      1.05%      1.02%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.27%(b)      1.27%      1.27%      1.27%      1.28%
====================================================================================================================
Ratio of net investment income to average net assets             1.62%(b)      0.39%      0.07%      0.37%      1.21%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,661,159.

TAX-FREE INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

TAX-FREE INVESTMENTS TRUST
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TAX-FREE INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tax-Free Investments Trust and Reserve Class Shareholders of Tax-Free Cash Reserve Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the Reserve Class financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Reserve Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the Reserve Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

TAX-FREE INVESTMENTS TRUST

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006.

AIM Tax-Free Cash Reserve Portfolio Reserve Class paid ordinary dividends in the amount of $0.0163 during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 100%, 100%, 100% and 100%, respectively.

TAX-FREE INVESTMENTS TRUST

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1992           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of March 31, 2006

TAX-FREE INVESTMENTS TRUST



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51(st)    & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               TFIT-AR-7       Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                  RESOURCE CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  MARCH 31, 2006
                                                                   ANNUAL REPORT


                                  [COVER IMAGE]
ANNUAL


==================================================

INSIDE THIS REPORT

Letter to Shareholders.......................   1

Fund Data....................................   2

Letter from Independent
Chairman of Board of Trustees................   3

Calculating Your Ongoing Fund Expenses.......   4

Approval of Investment Advisory
Agreements and Summary of Independent
Written Fee Evaluation.......................   5

Financial Pages.............................. F-1

==================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Resource Class of Tax-Free Cash Reserve Portfolio of
    [GRAHAM         Tax-Free Investments Trust, part of AIM Cash Management,
     PHOTO]         covering the fiscal year ended March 31, 2006. Thank you for investing with us.

                       Tax-Free Cash Reserve Portfolio seeks to provide as high
 ROBERT H. GRAHAM   a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
                    Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

   The Fund continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors, including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand at a moderate pace throughout the fiscal year ended March 31, 2006. In an effort to foster economic growth and prevent inflation, the U.S. Federal Reserve Board (the Fed) slowly but steadily raised its federal funds target rate. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

   The Fed raised this key interest rate by 25 basis points (0.25%) eight times, increasing it from 2.75% at the start of the fiscal year to 4.75% at its close. As the fiscal year-end approached, there was widespread expectation that the Fed was nearing an end to its tightening cycle.

   Money market funds were also affected by these factors and trends:

   o Gross domestic product, generally considered the broadest measure of overall economic activity, grew at an annualized rate of 3.5% in 2005, and 4.8% in the first quarter of 2006

   o In response to the Fed's actions, short-term yields rose steadily during the year covered by this report. Longer term yields did not, creating a flattening of the yield curve

   o Led by strong refunding activity in anticipation of higher interest rates, total municipal securities issuance set a record in calendar year 2005, according to the Bond Market Association. Fed tightening caused short-term issuance to decline from 2004 to 2005, however

IN CLOSING

We are pleased to send you this report on your investment. AIM
Investments--Registered Trademark-- is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Customer Services representatives at 800-659-1005.


Sincerely,

/S/ ROBERT H. GRAHAM


Robert H. Graham
Vice Chair & President, Tax-Free Investments Trust

May 17, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO

====================================================================================================================

SHARE CLASS DATA


DATA AS OF 3/31/06

CLASS                                     YIELD                  WEIGHTED AVERAGE MATURITY             NET ASSETS
                                    7-DAY        MONTHLY      RANGE DURING         AT FISCAL
                                  SEC YIELD       YIELD        FISCAL YEAR          YEAR END

Resource                          2.79%           2.74%        19-31 days          24 days          $341.3 million


Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================


====================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 3/31/06

1-7                           82.5%

8-30                           3.3

31-90                          7.2

91-180                         3.3

181+                           3.7

====================================


The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.


================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
   [CROCKETT        independent chair--I can assure you that shareholder
     PHOTO]         interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more
BRUCE L. CROCKETT   effectively with management to achieve benefits for the
                    shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                    o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                    o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    May 17, 2006

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an     expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =     may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the        ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading        and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you         hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.     shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
$1,000 invested at the beginning of the      PURPOSES                                     in the table are meant to highlight your
period and held for the entire period                                                     ongoing costs only. Therefore, the
October 1, 2005, through March 31, 2006.     The table below also provides                hypothetical information is useful in
                                             information about hypothetical account       comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based       not help you determine the relative
                                             on the Fund's actual expense ratio and       total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information        actual return.
in this table,

====================================================================================================================================

                                                      ACTUAL                            HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING            ENDING                EXPENSES         ENDING            EXPENSES        ANNUALIZED
                   ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE       PAID DURING       EXPENSE
 CLASS               (10/1/05)         (3/31/06)(1)             PERIOD(2)      (3/31/06)           PERIOD(2)         RATIO
Resource             $1,000.00          $1,013.00                $1.91         $1,023.04             $1.92           0.38%


(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005, through March
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was lower than the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for one retail money
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      market fund, and comparable to the
recommendation of the Investments            reviewed the qualifications of AIM's         advisory fee rates for three
Committee of the Board, at a meeting         investment personnel and considered such     institutional money market funds (one of
held on June 30, 2005, the Board,            issues as AIM's portfolio and product        which has an "all-in" fee structure
including all of the independent             review process, AIM's legal and              whereby AIM pays all of the fund's
trustees, approved the continuance of        compliance function, AIM's use of            ordinary operating expenses), advised by
the advisory agreement (the "Advisory        technology, AIM's portfolio                  AIM with investment strategies
Agreement") between the Fund and AIM for     administration function and the quality      comparable to those of the Fund; (ii)
another year, effective July 1, 2005.        of AIM's investment research. Based on       was lower than the advisory fee rates
                                             the review of these and other factors,       for a variable insurance fund advised by
   The Board considered the factors          the Board concluded that the quality of      AIM and offered to insurance company
discussed below in evaluating the            services to be provided by AIM was           separate accounts with investment
fairness and reasonableness of the           appropriate and that AIM currently is        strategies comparable to those of the
Advisory Agreement at the meeting on         providing satisfactory services in           Fund; (iii) was lower than the advisory
June 30, 2005 and as part of the Board's     accordance with the terms of the             fee rates for one offshore fund for
ongoing oversight of the Fund. In their      Advisory Agreement.                          which an AIM affiliate serves as advisor
deliberations, the Board and the                                                          with investment strategies comparable to
independent trustees did not identify        o The performance of the Fund relative       those of the Fund; and (iv) was higher
any particular factor that was               to comparable funds. The Board reviewed      than the advisory fee rates for two
controlling, and each trustee attributed     the performance of the Fund during the       unregistered pooled investment vehicles,
different weights to the various             past one, three and five calendar years      and comparable to the advisory fee rates
factors.                                     against the performance of funds advised     for a third unregistered pooled
                                             by other advisors with investment            investment vehicle, for which an AIM
   One of the responsibilities of the        strategies comparable to those of the        affiliate serves as advisor with
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's        investment strategies comparable to
independent of AIM and AIM's affiliates,     performance in such periods was at or        those of the Fund. The Board noted that
is to manage the process by which the        above the median performance of such         AIM has agreed to waive fees and/or
Fund's proposed management fees are          comparable funds. Based on this review,      limit expenses of the Fund, as discussed
negotiated to ensure that they are           the Board concluded that no changes          below. Based on this review, the Board
negotiated in a manner which is at arm's     should be made to the Fund and that it       concluded that the advisory fee rate for
length and reasonable. To that end, the      was not necessary to change the Fund's       the Fund under the Advisory Agreement
Senior Officer must either supervise a       portfolio management team at this time.      was fair and reasonable.
competitive bidding process or prepare
an independent written evaluation. The       o The performance of the Fund relative       o Fees relative to those of comparable
Senior Officer has recommended an            to indices. The Board reviewed the           funds with other advisors. The Board
independent written evaluation in lieu       performance of the Fund during the past      reviewed the advisory fee rate for the
of a competitive bidding process and,        one, three and five calendar years           Fund under the Advisory Agreement. The
upon the direction of the Board, has         against the performance of the Lipper        Board compared effective contractual
prepared such an independent written         Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
evaluation. Such written evaluation also     Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
considered certain of the factors            performance in such periods was              below the median rate of the funds
discussed below. In addition, as             comparable to the performance of such        advised by other advisors with
discussed below, the Senior Officer made     Index. Based on this review, the Board       investment strategies comparable to
certain recommendations to the Board in      concluded that no changes should be made     those of the Fund that the Board
connection with such written evaluation.     to the Fund and that it was not              reviewed. The Board noted that AIM has
                                             necessary to change the Fund's portfolio     agreed to waive fees and/or limit
   The discussion below serves as a          management team at this time.                expenses of the Fund, as discussed
summary of the Senior Officer's                                                           below. Based on this review, the Board
independent written evaluation and           o Meeting with the Fund's portfolio          concluded that the advisory fee rate for
recommendations to the Board in              managers and investment personnel. With      the Fund under the Advisory Agreement
connection therewith, as well as a           respect to the Fund, the Board is            was fair and reasonable.
discussion of the material factors and       meeting periodically with such Fund's
the conclusions with respect thereto         portfolio managers and/or investment         o Expense limitations and fee waivers.
that formed the basis for the Board's        personnel and believes that such             The Board noted that AIM has
approval of the Advisory Agreement.          individuals are competent and able to        contractually agreed to waive fees
After consideration of all of the            continue to carry out their                  and/or limit expenses of the Fund in an
factors below and based on its informed      responsibilities under the Advisory          amount necessary to limit total annual
business judgment, the Board determined      Agreement.                                   operating expenses to a specified
that the Advisory Agreement is in the                                                     percentage of average daily net assets
best interests of the Fund and its           o Overall performance of AIM. The Board      for each class of the Fund. The Board
shareholders and that the compensation       considered the overall performance of        considered the contractual nature of
to AIM under the Advisory Agreement is       AIM in providing investment advisory and     this fee waiver/expense limitation and
fair and reasonable and would have been      portfolio administrative services to the     noted that it remains in effect until
obtained through arm's length                Fund and concluded that such performance     March 31, 2007. The Board considered the
negotiations.                                was satisfactory.                            effect this fee waiver/expense
                                                                                          limitation would have on the Fund's
o The nature and extent of the advisory                                                   estimated expenses and concluded that
services to be provided by AIM. The                                                       the levels of fee waivers/expense
Board reviewed the services to be                                                         limitations for the Fund were fair and
provided by AIM under the Advisory                                                        reasonable.
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.


                                                                     (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale.        o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
The Board reviewed the structure of the      Board considered the benefits realized       determining whether to continue the
Fund's advisory fee under the Advisory       by AIM as a result of brokerage              Advisory Agreement for the Fund, the
Agreement, noting that it includes one       transactions executed through "soft          Board considered the fact that AIM,
breakpoint. The Board reviewed the level     dollar" arrangements. Under these            along with others in the mutual fund
of the Fund's advisory fees, and noted       arrangements, brokerage commissions paid     industry, is subject to regulatory
that such fees, as a percentage of the       by other funds advised by AIM are used       inquiries and litigation related to a
Fund's net assets, have decreased as net     to pay for research and execution            wide range of issues. The Board also
assets increased because the Advisory        services. This research may be used by       considered the governance and compliance
Agreement includes a breakpoint. The         AIM in making investment decisions for       reforms being undertaken by AIM and its
Board concluded that the Fund's fee          the Fund. The Board concluded that such      affiliates, including maintaining an
levels under the Advisory Agreement          arrangements were appropriate.               internal controls committee and
therefore reflect economies of scale and                                                  retaining an independent compliance
that it was not necessary to change the      o AIM's financial soundness in light of      consultant, and the fact that AIM has
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       undertaken to cause the Fund to operate
advisory fee schedule.                       whether AIM is financially sound and has     in accordance with certain governance
                                             the resources necessary to perform its       policies and practices. The Board
o Investments in affiliated money market     obligations under the Advisory               concluded that these actions indicated a
funds. Not applicable because the Fund       Agreement, and concluded that AIM has        good faith effort on the part of AIM to
does not invest in affiliated money          the financial resources necessary to         adhere to the highest ethical standards,
market funds.                                fulfill its obligations under the            and determined that the current
                                             Advisory Agreement.                          regulatory and litigation environment to
o Independent written evaluation and                                                      which AIM is subject should not prevent
recommendations of the Fund's Senior         o Historical relationship between the        the Board from continuing the Advisory
Officer. The Board noted that, upon          Fund and AIM. In determining whether to      Agreement for the Fund.
their direction, the Senior Officer of       continue the Advisory Agreement for the
the Fund, who is independent of AIM and      Fund, the Board also considered the
AIM's affiliates, had prepared an            prior relationship between AIM and the
independent written evaluation in order      Fund, as well as the Board's knowledge
to assist the Board in determining the       of AIM's operations, and concluded that
reasonableness of the proposed               it was beneficial to maintain the
management fees of the AIM Funds,            current relationship, in part, because
including the Fund. The Board noted that     of such knowledge. The Board also
the Senior Officer's written evaluation      reviewed the general nature of the
had been relied upon by the Board in         non-investment advisory services
this regard in lieu of a competitive         currently performed by AIM and its
bidding process. In determining whether      affiliates, such as administrative,
to continue the Advisory Agreement for       transfer agency and distribution
the Fund, the Board considered the           services, and the fees received by AIM
Senior Officer's written evaluation and      and its affiliates for performing such
the recommendation made by the Senior        services. In addition to reviewing such
Officer to the Board that the Board          services, the trustees also considered
consider implementing a process to           the organizational structure employed by
assist them in more closely monitoring       AIM and its affiliates to provide those
the performance of the AIM Funds. The        services. Based on the review of these
Board concluded that it would be             and other factors, the Board concluded
advisable to implement such a process as     that AIM and its affiliates were
soon as reasonably practicable.              qualified to continue to provide
                                             non-investment advisory services to the
o Profitability of AIM and its               Fund, including administrative, transfer
affiliates. The Board reviewed               agency and distribution services, and
information concerning the profitability     that AIM and its affiliates currently
of AIM's (and its affiliates')               are providing satisfactory
investment advisory and other activities     non-investment advisory services.
and its financial condition. The Board
considered the overall profitability of
AIM, as well as the profitability of AIM
in connection with managing the Fund.
The Board noted that AIM's operations
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

TAX-FREE INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

March 31, 2006


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-101.02%

ALABAMA-1.42%

Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); Series 2005 A VRD RB
  (LOC-Regions Bank) 3.18%, 07/01/37(b)(c)      --     VMIG-1     $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999 VRD RB
  (INS-Ambac Assurance Corp.) 3.14%,
  12/01/21(d)(e)                                --     VMIG-1       7,515         7,515,000
-------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board Pollution Control & Solid Waste
  Disposal (General Electric Co. Project);
  Series 2005 Refunding VRD IDR
  3.17%, 05/01/21(d)                           A-1+    VMIG-1      33,300        33,300,000
===========================================================================================
                                                                                 45,215,000
===========================================================================================

ALASKA-1.19%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985 VRD IDR (LOC-KBC
  Bank N.V.) 3.40%, 06/01/10(c)(f)(g)           --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Anchorage (City of); Series 2006 GO TAN
  4.50%, 12/28/06                               --     MIG-1       10,000        10,082,702
-------------------------------------------------------------------------------------------
North Slope Boro (City of); Series 2000 A
  Refunding VRD GO
  (INS-MBIA Insurance Corp.) 3.21%,
  06/30/10(b)(e)                               A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.20%, 06/01/49(b)(h)(i)                      --     VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 37,982,702
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


ARIZONA-0.62%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1     $ 2,010    $    2,010,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association) 3.21%, 06/15/31(b)      --     VMIG-1       1,785         1,785,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994 Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco) 3.24%, 10/01/25(b)                A-1+      --         5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series 2004
  VRD IDR (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/38(b)(c)                         --     VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001 VRD IDR (LOC-Northern Trust
  Co.)
  3.28%, 08/01/36(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); Series 1982
  VRD IDR (LOC-Credit Suisse) 3.20%,
  10/01/22(b)(c)(g)                             A-1    VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 19,610,000
===========================================================================================

ARKANSAS-0.06%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); Series
  2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/08(b)(c)(j)                             --       --         1,910         1,910,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-2.82%

Centerra (City of) Metropolitan District No.
  1; Series 2004 VRD RB (LOC-BNP Paribas)
  3.20%, 12/01/29(b)(c)(g)                     A-1+      --       $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --           600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  12/01/33(b)(c)                               A-1+      --         5,175         5,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/25(b)(c)                         --     VMIG-1       8,945         8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2005
  TRAN 4.00%, 06/27/06                         SP-1+   MIG-1       10,000        10,031,316
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project);
  Series 2004 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.24%,
  04/01/24(b)(c)                               A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Series
  2004 B Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         4,130         4,130,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers); Series
  2004 A Refunding VRD RB
  (LOC-LaSalle Bank N.A.) 3.18%,
  08/01/34(b)(c)                                A-1      --         5,145         5,145,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding Series 1997 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 01/01/11(b)(c)  A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
  Refunding Series 2002 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 01/01/31(b)(c)  A-1+      --         3,400         3,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority (Winridge Apartments
  Multifamily); Series 1998 Refunding VRD RB
  (CEP-Federal National Mortgage Association)
  3.19%, 02/15/28(b)                           A-1+      --       $ 2,615    $    2,615,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002 VRD IDR (LOC-Bank of
  America, N.A.) 3.23%, 03/01/17(b)(c)         A-1+      --         2,650         2,650,000
-------------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004 Refunding & Improvement Unlimited Tax
  GO
  (LOC-Wells Fargo Bank, N.A.) 3.50%,
  12/01/06(c)(k)(l)                            A-1+      --         1,550         1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
  Series 2004 VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  10/01/34(b)(c)                               A-1+      --         4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B RB
  (INS-Financial Security Assurance Inc.)
  3.17%, 09/01/25(b)(e)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Project); Series 1993 Refunding VRD IDR
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --           740           740,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO
  (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)(k)   AA       --         1,100         1,111,653
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.) 3.50%,
  12/01/06(c)(k)(n)                            A-1+      --         1,000         1,000,000
-------------------------------------------------------------------------------------------
Kipling Ridge (District of Metropolitan);
  Series 2005 VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/23(b)(c)  A-1+      --         7,450         7,450,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Series 2002 Refunding Special Assessment
  VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.20%,
  12/01/22(b)(c)                               A-1+      --       $   965    $      965,000
-------------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993 Refunding VRD IDR (LOC-Deutsche
  Bank A.G.) 3.25%, 06/01/06(c)(g)(k)(m)        A-1      --           935           935,000
-------------------------------------------------------------------------------------------
Moffat (County of) (Ute Electric
  Association); Series 1984 VRD PCR
  (INS-Ambac Assurance Corp.)
  3.20%, 07/01/10(b)(e)                        A-1+    VMIG-1       2,445         2,445,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (Mandalay Gardens Urban); Series
  2006 VRD TAN (LOC-Depfa Bank PLC) 3.20%,
  12/01/28(b)(c)(g)                            A-1+    VMIG-1       6,380         6,380,000
-------------------------------------------------------------------------------------------
Westminster (City of) Economic Development
  Authority (North Huron Urban Renewal);
  Series 2005 VRD TAN (LOC-Depfa Bank PLC)
  3.20%, 12/01/28(b)(c)(g)                     A-1+    VMIG-1       2,950         2,950,000
-------------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; Series 2002 VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 12/01/22(b)(e)                        A-1+    VMIG-1       1,345         1,345,000
===========================================================================================
                                                                                 89,802,969
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985 Floating Rate PCR (LOC-Citizens Bank
  of Pennsylvania) 3.31%, 12/01/15(c)(f)       A-1+      --         1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Kent School); Series
  2001 C VRD RB
  (INS-MBIA Insurance Corp.) 3.18%,
  07/01/30(b)(e)                                --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C VRD RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/32(b)(c)                               A-1+      --       $ 5,390    $    5,390,000
===========================================================================================
                                                                                  8,290,000
===========================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); Series 2003 VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.18%,
  07/01/33(b)(c)                               A-1+      --         8,250         8,250,000
===========================================================================================

DISTRICT OF COLUMBIA-1.04%

District of Columbia (American Library
  Association); Series 2005 VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  02/01/35(b)(c)                                --     VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/28(b)(c)                               A-1+      --         1,230         1,230,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.15%, 07/17/06(e)                           A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
District of Columbia; Series 2003 A Unlimited
  Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/01/06(e)                            AAA     Aaa         2,715         2,727,245
-------------------------------------------------------------------------------------------
  Series 2003 B Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.00%,
  06/01/06(e)                                   AAA     Aaa         5,430         5,450,626
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); Series 2003 A12 VRD RB
  (Acquired 02/24/03; Cost $4,610,000) 3.21%,
  10/01/17(b)(h)(i)                             --     VMIG-1       4,610         4,610,000
===========================================================================================
                                                                                 33,192,871
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-4.37%

ABN AMRO Munitops Ctfs. Trust (Escambia
  (County of)); Series 2002-24 Refunding
  Florida Non-AMT VRD Ctfs. (Acquired
  10/24/02; Cost $5,000,000) 3.19%,
  10/01/10(b)(h)(i)                             --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Florida (State
  of) Board of Education); Series 2004-48
  Non-AMT VRD RB
  (Acquired 08/05/05; Cost $5,500,000) 3.19%,
  06/01/12(b)(h)(i)                             --     VMIG-1       5,500         5,500,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2005 Commercial
  Paper Note (LOC-Bank of America, N.A.)
  2.65%, 04/04/06(c)                           A-1+      --         4,900         4,900,000
-------------------------------------------------------------------------------------------
  3.37%, 09/12/06(c)                           A-1+      --        18,972        18,972,321
-------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A VRD
  RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 08/01/17(b)(e)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Collier (County of) Health Facility Authority
  (Cleveland Health Clinic); Series 2006 C-2
  Hospital Commercial Paper (LOC-Bank of
  America, N.A.) 3.14%, 04/05/06(c)            A-1+    VMIG-1      13,500        13,500,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/26(b)(c)(j)                             --       --         2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Lakeside North); Series 2004 Refunding
  Multi-Family Mortgage VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 06/01/34(b)                           A-1+      --         2,630         2,630,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000 VRD IDR
  (LOC-Bank of America, N.A.) 3.23%,
  03/01/25(b)(c)(j)                             --       --         5,550         5,550,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004 Commercial Paper (LOC-Bank of
  America, N.A.) 3.25%, 10/04/06(c)            A-1+      --       $18,000    $   18,000,000
-------------------------------------------------------------------------------------------
  3.20%, 10/13/06(c)                           A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  02/20/01; Cost $2,600,000) 3.23%,
  12/01/23(b)(c)(i)(j)                          --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series 2002
  VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  06/01/22(b)(c)                                --     VMIG-1      11,705        11,705,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $9,770,000) 3.20%,
  07/01/22(b)(h)(i)                             A-1      --         9,770         9,770,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  08/01/19(b)(c)(j)                             --       --         1,650         1,650,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992 VRD RB
  (LOC-SunTrust Bank) 3.28%, 11/15/14(b)(c)    A-1+    VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Series 2001 Educational Facilities VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/31(b)(c)(j)                             --       --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004 Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.) 3.20%,
  06/01/30(b)(c)                               A-1+     P-1         6,000         6,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School District Sales
  Tax; Series 2005 Commercial Paper (LOC-Bank
  of America, N.A.) 3.22%, 05/09/06(c)         A-1+     P-1       $11,500    $   11,500,000
-------------------------------------------------------------------------------------------
Port Orange (City of) (Palmer College
  Project); Series 2002 VRD RB (LOC-LaSalle
  Bank N.A.)
  3.19%, 10/01/32(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); Series 2001 VRD
  RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/22(b)(c)(j)                             --       --         4,910         4,910,000
===========================================================================================
                                                                                139,222,321
===========================================================================================

GEORGIA-5.36%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15 Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000) 3.20%,
  01/01/12(b)(h)(i)                             --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 2004 B Commercial Paper
  (LOC-Dexia Bank) 3.30%, 04/05/06(c)(g)       A-1+     P-1         3,000         3,000,000
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1999 B VRD
  PCR (INS-Ambac Assurance Corp.) 3.18%,
  01/01/20(d)(e)                               A-1+    VMIG-1      17,800        17,800,000
-------------------------------------------------------------------------------------------
  Series 2005 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.) 3.22%,
  04/05/06(e)                                  A-1+    VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06(e)                           A-1+    VMIG-1      24,900        24,900,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Forsyth (County
  of) School District); Series 2004-6 A VRD
  Unlimited Tax GO
  (Acquired 10/20/04; Cost $2,960,000) 3.21%,
  02/01/18(b)(h)(i)                            A-1+      --         2,960         2,960,000
-------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/25(b)(c)                         --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Cobb (County of); Series 2006 Unlimited Tax
  GO TAN
  4.50%, 12/29/06                              SP-1+   MIG-1       20,000        20,141,600
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988
  Refunding Floating Rate Multi-Family
  Housing RB
  (LOC-Bank of America, N.A.) 3.22%,
  12/01/07(b)(c)                               A-1+      --       $ 9,250    $    9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C VRD COP (Acquired
  07/26/00; Cost $20,000,000) 3.21%,
  07/01/15(b)(h)(i)                            A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/25(b)(c)                         --     VMIG-1       8,350         8,350,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000 Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.23%, 06/01/15(b)(c)                        A-1+      --         1,925         1,925,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/35(b)(c)                         --     VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority; Series
  2003 B Anticipation Ctfs. Northside RB
  (LOC-Wachovia Bank, N.A.) 3.14%,
  10/01/33(c)(d)                                --     VMIG-1       5,690         5,690,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004 520 VRD RB
  (Acquired 04/20/05; Cost $24,995,000)
  3.21%, 05/01/12(b)(h)(i)                      A-1      --        24,995        24,995,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.23%,
  11/01/27(b)(c)                                --     VMIG-1       1,960         1,960,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Wachovia MERLOTs (Dalton (City of)); Series
  2003 A02 Utilities VRD RB
  (Acquired 08/25/04; Cost $4,790,000) 3.21%,
  01/01/12(b)(h)(i)                             --     VMIG-1     $ 4,790    $    4,790,000
===========================================================================================
                                                                                170,856,600
===========================================================================================

HAWAII-0.31%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101 VRD COP (Acquired
  01/11/01; Cost $6,000,000) 3.21%,
  12/01/16(b)(h)(i)                            A-1+      --         6,000         6,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Hawaii (State of)); Series
  2003 A16 Unlimited Tax VRD GO
  (Acquired 02/27/03; Cost $3,870,000) 3.21%,
  07/01/18(b)(h)(i)                             --     VMIG-1       3,870         3,870,000
===========================================================================================
                                                                                  9,870,000
===========================================================================================

IDAHO-1.19%

Custer (County of) Pollution Control (Amoco
  Oil Co.- Standard Oil Industry Project);
  Series 1983 VRD PCR 2.85%,
  04/01/06(g)(k)(m)                            A-1+      --        23,000        23,000,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2005 Unlimited Tax
  GO TAN
  4.00%, 06/30/06                              SP-1+   MIG-1       15,000        15,047,904
===========================================================================================
                                                                                 38,047,904
===========================================================================================

ILLINOIS-16.48%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4 VRD
  GO
  Ctfs. (Acquired 11/10/05; Cost $24,225,000)
  3.20%, 12/01/09(b)(h)(i)                      --     VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.22%,
  07/01/07(b)(h)(i)                             --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.22%, 07/01/13(b)(h)(i)(j)                   --       --        15,165        15,165,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Aurora (City of) Economic Development (Aurora
  University); Series 2004 VRD RB
  (LOC-Harris N.A.) 3.28%, 03/01/35(b)(c)      A-1+    VMIG-1     $ 6,400    $    6,400,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB
  (Acquired 08/26/99; Cost $10,000,000)
  3.23%, 03/15/07(b)(h)(i)                      A-1      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB
  (Acquired 05/06/02; Cost $10,130,000)
  3.23%, 06/05/14(b)(h)(i)                      A-1      --        10,130        10,130,000
-------------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (University of
  Illinois); Series 2005-10 A VRD RB
  (Acquired 04/27/05; Cost $3,355,000) 3.21%,
  04/01/19(b)(h)(i)                            A-1+      --         3,355         3,355,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 D VRD RB
  (LOC-U.S. Bank, N.A.) 3.20%, 12/01/32(b)(c)  A-1+      --         3,230         3,230,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A VRD COP (Acquired 03/22/06;
  Cost $6,200,000) 3.21%, 01/01/33(b)(h)(i)    A-1+      --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000) 3.21%, 01/01/29(b)(h)(i)    A-1+      --         5,500         5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308 VRD COP
  (Acquired 12/12/01; Cost $8,655,000) 3.21%,
  11/01/26(b)(h)(i)                            A-1+      --         8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305 VRD COP (Acquired
  04/02/01; Cost $4,950,000) 3.31%,
  01/01/35(b)(h)(i)                            A-1+      --         4,950         4,950,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Cook (County of)
  Regional Transportation Authority); Series
  2000-1303 VRD COP (Acquired 03/26/01; Cost
  $19,000,000) 3.21%, 07/01/23(b)(h)(i)        A-1+      --       $19,000    $   19,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304 VRD COP (Acquired
  06/27/00; Cost $7,340,000) 3.21%,
  06/01/21(b)(h)(i)                            A-1+      --         7,340         7,340,000
-------------------------------------------------------------------------------------------
Elmhurst (City of) (JT Community
  Accredation); Series 1988 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%, 07/01/18(b)(c)                        A-1+    VMIG-1       1,275         1,275,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); Series 1996 VRD RB
  (LOC-Northern Trust Co.) 3.15%,
  08/01/26(b)(c)(o)                            A-1+      --         2,374         2,374,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 09/24/03;
  Cost $4,100,000) 3.20%, 01/01/19(b)(c)(i)     A-1      --         4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/01/21(c)(d)                               A-1+      --         4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,215,000) 3.21%, 04/01/32(b)(c)(i)     A-1      --         2,215         2,215,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  Series 1997 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/32(b)(c)                        A-1+      --         2,400         2,400,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998 VRD RB
  (LOC-Harris N.A.) 3.28%, 02/01/33(b)(c)      A-1+      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A., LaSalle
  Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000) 3.28%, 08/01/30(b)(c)(i)          A-1      --         4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994 VRD RB
  (LOC-Northern Trust Co., Harris N.A.,
  JPMorgan Chase Bank, N.A.) 3.22%,
  12/01/28(b)(c)                               A-1+    VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A., Northern
  Trust Co.) 3.22%, 02/01/29(b)(c)             A-1+    VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day); Series
  2003 RB
  (LOC-Northern Trust Co.) 3.21%,
  07/01/33(b)(c)                                --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001 VRD RB
  (LOC-LaSalle Bank N.A.) (Acquired 01/29/03;
  Cost $2,975,000) 3.20%, 07/01/41(b)(c)(i)     A-1      --         2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/24(b)(c)                        A-1+      --         2,925         2,925,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Teachers Academy for Math);
  Series 2001 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/21(b)(c)                         --     VMIG-1     $ 2,975    $    2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002 VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.28%, 10/01/33(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/32(b)(c)                         --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (World Communications Inc.);
  Series 2000 VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  08/01/15(b)(c)                                --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996 VRD RB
  (LOC-Northern Trust Co.) 3.28%,
  01/01/26(b)(c)                               A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002
  RB
  (LOC-Fifth Third Bank) 3.28%,
  03/01/32(b)(c)                                --     VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 02/01/28(b)(c)                         A-1    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B VRD RB
  (LOC-Allied Irish Banks PLC) 3.28%,
  10/01/30(b)(c)(g)                             --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 03/01/33(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) 3.22%,
  11/01/32(b)(c)                               A-1+      --       $ 3,950    $    3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000 VRD RB
  (LOC-Harris N.A.) 3.28%, 11/01/30(b)(c)      A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 10/01/26(b)(c)                         --     VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 06/01/29(b)(c)                        A-1+      --         5,700         5,700,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/29(b)(c)                        A-1+      --         1,600         1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 2006 Pooled Financing
  Commercial Paper Notes (LOC-Northern Trust
  Co.)
  3.22%, 04/04/06(c)                           A-1+      --        16,200        16,200,000
-------------------------------------------------------------------------------------------
  3.28%, 05/23/06(c)                           A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006 VRD RB
  (LOC-National City Bank) 3.20%,
  03/01/26(b)(c)                                A-1      --         6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2005 A VRD RAN
  (LOC-Harris N.A.) 3.25%, 06/30/06(b)(c)      A-1+      --         7,745         7,745,000
-------------------------------------------------------------------------------------------
  Series 2006 B VRD RAN (LOC-Harris N.A.)
  3.25%, 06/30/06(b)(c)                        A-1+      --         7,355         7,355,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A Refunding
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/28(b)(c)                         --     VMIG-1     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 02/15/35(b)(c)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (North
  Park University Project); Series 2005 VRD
  RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 07/01/35(b)(c)                        A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 06/01/24(b)(c)                         --     VMIG-1       5,270         5,270,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A VRD RB
  (LOC-LaSalle Bank N.A.) 3.21%,
  11/01/24(b)(c)                                A-1      --         2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (WBEZ
  Alliance Inc. Project); Series 2005 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  10/01/40(b)(c)                                A-1      --         8,500         8,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004 VRD RB
  (LOC-Harris N.A.) 3.22%, 06/01/34(b)(c)       --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society);
  Series 1989 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 02/15/19(b)(c)                        A-1+      --           937           937,238
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/33(b)(c)                        A-1+      --         1,200         1,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995 VRD RB
  3.22%, 08/15/25(b)                           A-1+    VMIG-1     $22,235    $   22,235,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996
  Multi-Family VRD RB
  (LOC-LaSalle Bank N.A.) 3.28%,
  09/15/20(b)(c)                                A-1      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Riverside Health System); Series
  1996 B VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  11/15/16(b)(c)                                A-1      --         4,545         4,545,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 08/01/15(b)(c)                        A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Housing Development
  Authority (Lakeshore Plaza); Series 2000 A
  Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 3.19%,
  07/01/27(b)(e)                               A-1+    VMIG-1      20,775        20,775,000
-------------------------------------------------------------------------------------------
Illinois (State of); Series 2005 Unlimited
  Tax Ctfs. GO
  4.50%, 04/28/06                              SP-1+   MIG-1       10,000        10,009,252
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974 VRD Limited Tax
  GO
  (Acquired 07/06/05; Cost $1,100,000) 3.21%,
  01/01/13(b)(h)(i)                             A-1      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000 Multi-Family Housing
  VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 12/15/30(b)                           A-1+      --        14,855        14,855,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

McCook (City of) (Illinois Saint Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --       $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB
  (LOC-Northern Trust Co.) 3.20%,
  12/01/21(b)(c)                               A-1+      --         1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005 VRD
  IDR (LOC-Allied Irish Banks PLC) 3.20%,
  06/01/35(b)(c)(g)                             --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 11/15/33(b)(c)                        A-1+    VMIG-1       4,520         4,520,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003 B18
  VRD RB
  (Acquired 02/19/03; Cost $9,705,000) 3.21%,
  05/01/20(b)(h)(i)                             --     VMIG-1       9,705         9,705,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Board of
  Education); Series 2000 A4 VRD Unlimited
  Tax GO
  (Acquired 11/12/03; Cost $4,845,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       4,845         4,845,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of) Emergency
  Telephone System); Series 2002 A44 VRD
  Limited Tax GO
  (Acquired 08/02/02; Cost $7,825,000) 3.21%,
  01/01/20(b)(h)(i)                             --     VMIG-1       7,825         7,825,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12 VRD Limited Tax GO
  (Acquired 10/13/00; Cost $12,200,000)
  3.21%, 01/01/23(b)(h)(i)                      --     VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County of) Regional
  Transportation Authority); Series 2001 A93
  VRD RB
  (Acquired 10/10/01; Cost $7,235,000) 3.21%,
  07/01/27(b)(h)(i)                             --     VMIG-1       7,235         7,235,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Series 2002 A41 VRD Unlimited Tax GO
  (Acquired 07/25/02; Cost $17,675,000)
  3.21%, 06/01/17(b)(h)(i)                      --     VMIG-1     $17,675    $   17,675,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook (County of)); Series
  2003 B11 VRD Unlimited Tax GO
  (Acquired 01/29/03; Cost $6,995,000) 3.21%,
  11/15/25(b)(h)(i)                             --     VMIG-1       6,995         6,995,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Illinois (State of));
  Series 2001 A124 VRD Unlimited Tax GO
  (Acquired 11/26/01; Cost $7,880,000) 3.21%,
  11/01/26(b)(h)(i)                             A-1      --         7,880         7,880,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S VRD GO
  (Acquired 03/20/00; Cost $14,400,000)
  3.21%, 04/01/30(b)(h)(i)                      --     VMIG-1      14,400        14,400,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.28%,
  12/01/25(b)(c)                                --     VMIG-1       9,600         9,600,000
===========================================================================================
                                                                                525,020,490
===========================================================================================

INDIANA-3.47%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7 Non-AMT VRD RB
  (Acquired 11/17/05;Cost $5,000,000) 3.21%,
  07/01/10(b)(h)(i)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB
  (Acquired 11/12/03; Cost $13,795,000)
  3.20%, 07/15/11(b)(h)(i)                      --     VMIG-1      13,795        13,795,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Trust (Wayne (Township of),
  Marion (County of) School Building Corp.)
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $8,000,000)
  3.20%, 01/15/12(b)(h)(i)(j)                   --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

CDC Municipal Products, Inc. (Indiana (State
  of) Transportation Finance Authority);
  Series 2004-5 A Highway VRD RB
  (Acquired 10/21/04; Cost $1,975,000) 3.21%,
  12/01/18(b)(h)(i)                            A-1+      --       $ 1,975    $    1,975,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A
  Advanced Funding Program RB
  (LOC-Bank of New York) 4.50%, 02/01/07       SP-1+   MIG-1        9,290         9,378,372
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/25/05; Cost $3,410,000) 3.22%,
  08/01/31(b)(c)(i)                            A-1+      --         3,410         3,410,000
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2002 Educational Facilities
  Historical VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/37(b)(c)                         --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 02/01/39(b)(c)                         --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 12/01/23(b)(c)                         --     VMIG-1       1,415         1,415,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/24(b)(c)                         --     VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/27(b)(c)                        A-1+      --        15,000        15,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A VRD RB
  (LOC-Wells Fargo Bank, N.A.) 3.19%,
  06/01/25(b)(c)                               A-1+      --       $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Merrillville (City of)
  Multi School Building Corp.); Series 2005
  923 VRD RB
  (Acquired 06/09/05; Cost $4,765,000) 3.21%,
  01/15/13(b)(h)(i)                             A-1      --         4,765         4,765,000
-------------------------------------------------------------------------------------------
Purdue University (Student Fee); Series 1996
  M University RB
  6.00%, 07/01/06(k)(q)                         NRR     NRR         1,950         1,984,499
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  05/15/39(b)(c)(g)(j)                          --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005 VRD RB
  (LOC-Regions Bank) 3.19%, 11/01/30(b)(c)(j)   --       --         6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Porter (County of) Jail
  Building Corp.); Series 2001 A58 VRD RB
  (Acquired 11/12/03; Cost $9,395,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,395         9,395,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.) Series
  2006 D-02 RB
  (Acquired 02/23/06; Cost $4,710,000) 3.21%,
  07/15/24(b)(h)(i)                            A-1+      --         4,710         4,710,000
===========================================================================================
                                                                                110,502,871
===========================================================================================

IOWA-0.53%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006
  Educational Facility VRD RB
  (LOC-Allied Irish Banks PLC) 3.23%,
  03/01/36(c)(d)(g)                            A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002
  Private College Facility VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 10/01/32(b)(c)  A-1+      --         2,055         2,055,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  02/01/33(b)(c)                                --     VMIG-1     $ 5,820    $    5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985 Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.) 3.28%, 12/01/15(b)(e)       A-1+    VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,975,000
===========================================================================================

KANSAS-0.49%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A VRD COP (Acquired 09/08/04;
  Cost $5,000,000) 3.21%, 09/01/21(b)(h)(i)    A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Series 2000 C Health Facilities VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  05/15/30(b)(c)                                --     VMIG-1       4,280         4,280,000
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  11/01/18(b)(c)                                --     VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI
  VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  03/10/06; Cost $3,000,000) 3.23%,
  08/01/09(b)(c)(i)                            A-1+      --         3,000         3,000,000
===========================================================================================
                                                                                 15,495,000
===========================================================================================

KENTUCKY-1.22%

Eagle Tax Exempt Trust (Louisville &
  Jefferson (County of) Metropolitan Sewer
  District); Series 2006-0053 A VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.21%, 05/15/33(b)(h)(i)                     A-1+      --        14,335        14,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000 VRD RB
  (LOC-Wachovia Bank, N.A.) 3.28%,
  06/01/33(b)(c)(o)                            A-1+      --       $ 2,043    $    2,043,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series 2001
  VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  05/15/30(b)(c)                                A-1      --         3,925         3,925,000
-------------------------------------------------------------------------------------------
Louisville & Lexington (Counties of) Center
  Corp.; Series 2001 A VRD RB
  (INS-Ambac Assurance Corp.) 3.22%,
  10/01/21(b)(e)                               A-1+      --         3,000         3,000,000
-------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002 Lease Program
  VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%,
  04/01/32(b)(c)(o)                             --     VMIG-1      15,490        15,490,000
===========================================================================================
                                                                                 38,793,000
===========================================================================================

LOUISIANA-0.12%

Louisiana (State of) Offshore Terminal
  Authority; Series 2003 B Refunding Deep
  Water Port VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 09/01/14(b)(c)                        A-1+      --         3,850         3,850,000
===========================================================================================

MAINE-0.34%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546 Turnpike VRD RB
  (Acquired 10/28/04; Cost $1,790,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,790         1,790,000
-------------------------------------------------------------------------------------------
Maine (State of); Series 2005 Unlimited Tax
  BAN 4.00%, 06/22/06                           --     MIG-1        9,100         9,126,828
===========================================================================================
                                                                                 10,916,828
===========================================================================================

MARYLAND-1.18%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992 Economic Development
  VRD RB
  (LOC-BNP Paribas) 3.28%, 12/01/17(b)(c)(g)    --     VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.19%, 01/01/27(b)(c)                         A-1    VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 02/01/28(b)(c)                         --     VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005
  Economic Development VRD RB
  (LOC-Bank of America, N.A.) 3.20%,
  06/01/31(b)(c)                                --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 04/01/28(b)(c)                         --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A VRD RB
  (LOC-Wachovia Bank, N.A.) 3.24%,
  07/01/29(b)(c)                               A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005 Economic VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 11/01/30(b)(c)                         --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Maryland (State of) Health & Higher
  Educational Facilities Authority); Series
  2003-829 Floating Rate Trust Ctfs. VRD RB
  (Acquired 06/19/03; Cost $3,800,000) 3.20%,
  08/15/38(b)(h)(i)                             --     VMIG-1       3,800         3,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994 Refunding Economic
  Development VRD RB
  (LOC-Deutsche Bank A.G.) 3.25%,
  06/01/06(c)(g)(k)(m)                          A-1      --       $ 1,145    $    1,145,000
===========================================================================================
                                                                                 37,625,000
===========================================================================================

MASSACHUSETTS-1.51%

Massachusetts (State of) Health & Educational
  Facilities Authority (Emmanuel College);
  Series 2003 VRD RB
  (LOC-Allied Irish Banks PLC; State Street
  Bank & Trust Co.) 3.18%, 07/01/33(b)(c)(g)    --     VMIG-1      18,275        18,275,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Harvard University);
  Series 2006 EE Commercial Paper Note
  3.20%, 04/04/06                              A-1+     P-1        30,000        30,000,000
===========================================================================================
                                                                                 48,275,000
===========================================================================================

MICHIGAN-4.02%

ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35 Non-AMT VRD RB
  (Acquired 09/29/05; Cost $10,595,000)
  3.20%, 10/15/11(b)(h)(i)                      --     VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B Health Care System VRD RB
  (INS-MBIA Insurance Corp.) 2.98%,
  05/01/06(e)(k)(m)                            A-1+    VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Series
  1998 VRD Limited Tax IDR (LOC-Comerica
  Bank) 3.25%, 10/01/23(b)(c)(r)                --       --         8,300         8,300,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C VRD
  RB
  (LOC-National City Bank) 3.23%,
  05/01/09(b)(c)                                A-1     P-1         1,005         1,005,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A VRD
  Unlimited Tax GO
  (Acquired 11/06/02; Cost $7,105,000) 3.21%,
  05/01/32(b)(h)(i)                            A-1+      --       $ 7,105    $    7,105,000
-------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project); Series
  2004 Refunding VRD Limited Tax RB
  (LOC-Fifth Third Bank) 3.18%,
  05/15/17(b)(c)                               A-1+      --         1,515         1,515,000
-------------------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.) 3.20%,
  07/01/40(b)(c)(g)                             A-1      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College); Series
  2002 B Limited Tax VRD GO
  (LOC-Fifth Third Bank) 3.19%,
  04/01/32(b)(c)                               A-1+      --         1,500         1,500,000
-------------------------------------------------------------------------------------------
  Series 2004 Refunding VRD Limited Tax GO
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 04/01/34(b)(c)                        A-1+      --         1,800         1,800,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Trinity Health Credit); Series
  2005 E VRD RB
  3.18%, 11/01/18(d)                           A-1+    VMIG-1       9,250         9,250,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Local Government Loan Program); Series
  2003 C RB
  4.00%, 05/01/06                               AA      Aa2         1,000         1,001,030
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2005 B-2 RN (LOC-JPMorgan Chase
  Bank, N.A.)
  4.00%, 08/18/06(c)                           SP-1+     --        10,000        10,039,369
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  11/01/27(b)(c)                                A-1      --         4,500         4,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

  Series 2001 Limited Tax VRD RB
  (LOC-LaSalle Bank N.A.) 3.22%,
  12/01/21(b)(c)                                A-1      --       $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 05/01/31(b)(c)                        A-1+      --           700           700,000
-------------------------------------------------------------------------------------------
Michigan (State of); Series 2005 A Unlimited
  Tax GO Notes
  4.50%, 09/29/06                              SP-1+   MIG-1        9,100         9,153,843
-------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001 VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) Notes
  3.28%, 08/01/21(b)(c)(o)                      --     VMIG-1       5,700         5,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Sewage
  Disposal System); Series 2001 A112 VRD RB
  (Acquired 10/31/01; Cost $11,485,000)
  3.21%, 07/01/32(b)(h)(i)                      --     VMIG-1      11,485        11,485,000
-------------------------------------------------------------------------------------------
  Series 2003 B41 VRD RB
  (Acquired 07/09/03; Cost $11,225,000)
  3.21%, 07/01/26(b)(h)(i)                      --     VMIG-1      11,225        11,225,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.21%, 07/01/29(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X
  VRD RB
  (Acquired 12/12/03; Cost $15,000,000)
  3.21%, 08/15/24(b)(h)(i)                      --     VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Waterford School District; Series 2006
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 3.50%, 05/01/06(e)           AAA     Aaa         3,440         3,440,329
===========================================================================================
                                                                                128,214,571
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MINNESOTA-3.94%

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319 VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,935,000) 3.21%, 03/01/21(b)(h)(i)         AAA     NRR       $13,935    $   13,935,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z VRD RB
  (LOC-LaSalle Bank N.A.) 3.20%,
  10/01/29(b)(c)                                --     VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 1988 F Adjustable
  Tender Commercial Paper Notes
  3.10%, 04/10/06                              A-1+      --        20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 2000 A Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+      --        16,000        16,000,000
-------------------------------------------------------------------------------------------
  Series 2000 B Adjustable Tender Commercial
  Paper Notes
  3.24%, 04/07/06                              A-1+      --        21,500        21,500,000
-------------------------------------------------------------------------------------------
  Series 2001 D Adjustable Tender Commercial
  Paper Notes
  3.23%, 04/11/06                              A-1+    VMIG-1      25,500        25,500,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.23%, 11/01/22(c)(d)                         --     VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 05/01/27(b)(c)   --     VMIG-1      17,560        17,560,000
===========================================================================================
                                                                                125,450,000
===========================================================================================

MISSISSIPPI-0.53%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22 Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000) 3.21%, 09/01/10(b)(h)(i)          --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.21%, 11/01/22(b)(h)(i)                     A-1+      --       $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003 VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  07/01/25(b)(c)(g)                             --     VMIG-1       3,800         3,800,000
===========================================================================================
                                                                                 16,995,000
===========================================================================================

MISSOURI-1.55%

210 Highway Transportation Development
  District (The) (Missouri 210 Highway
  Improvement Project); Series 1999 A
  Improvement RB
  (LOC-U.S. Bank, N.A.) 4.80%, 07/15/06(c)      AA       A1         2,005         2,012,769
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004 Cultural Facilities VRD RB
  (LOC-National City Bank) 3.22%,
  07/01/24(b)(c)                                --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utility Lease Financing Program); Series
  2006 Commercial Paper Note (LOC-U.S. Bank,
  N.A.) 3.30%, 04/20/06(c)                      --      P-1        28,907        28,907,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/37(c)(d)   --     VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Francis Medical
  Center); Series 1996 A VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  06/01/26(c)(d)                               A-1+      --         7,345         7,345,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 1985 B VRD RB
  3.28%, 09/01/10(b)                           A-1+    VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.20%, 10/01/25(b)(c)                   --     VMIG-1     $ 2,140    $    2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B Educational Facilities Refunding VRD
  IDR (LOC-U.S. Bank, N.A.) 3.21%,
  06/15/24(b)(c)                               A-1+      --         1,200         1,200,000
===========================================================================================
                                                                                 49,399,769
===========================================================================================

MONTANA-0.35%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002 VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  08/01/27(b)(c)(j)(o)                          --       --        11,115        11,115,000
===========================================================================================

NEBRASKA-2.89%

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      32,475        32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.) 3.25%,
  12/01/15(b)(e)                               A-1+    VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  12/15/35(c)(d)                               A-1+      --         1,500         1,500,000
===========================================================================================
                                                                                 92,065,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


NEVADA-0.41%

ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24 Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000) 3.22%,
  07/01/09(b)(h)(i)                             --     VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Henderson
  N.V.) Series 2004-43 Multi-State Non-AMT
  VRD GO
  Ctfs. (Acquired 03/28/06; Cost $6,500,000)
  3.22%, 12/01/12(b)(h)(i)                      --     VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB
  (Acquired 01/22/03; Cost $5,186,500) 3.20%,
  01/01/17(b)(h)(i)                             A-1      --         5,187         5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB
  (Acquired 10/23/03; Cost $7,185,000) 3.20%,
  08/15/21(b)(h)(i)                             A-1      --         7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004 Refunding Educational
  Facilities VRD RB
  (LOC-National City Bank) 3.19%,
  12/01/24(b)(c)                                A-1      --         4,175         4,175,000
===========================================================================================
                                                                                 16,546,500
===========================================================================================

NEW MEXICO-0.19%

New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B VRD
  Cigarette Tax RB
  (INS-MBIA Insurance Corp.) 3.22%,
  04/01/19(b)(e)                               A-1+    VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000 VRD RB
  (LOC-SunTrust Bank) 3.24%, 07/01/25(b)(c)     --     VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                  6,200,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW YORK-0.62%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  $16,000,000) 3.20%, 11/15/10(b)(h)(i)         --     VMIG-1     $16,000    $   16,000,000
-------------------------------------------------------------------------------------------
New York (City of) Series 2005 E-3 Unlimited
  Tax GO
  (LOC-Bank of America, N.A.) 3.16%,
  08/01/34(b)(c)                               A-1+    VMIG-1       3,700         3,700,000
===========================================================================================
                                                                                 19,700,000
===========================================================================================

NORTH CAROLINA-1.97%

Charlotte (City of); Series 2005 Commercial
  Paper BAN GO
  2.70%, 04/04/06                              A-1+      --         7,600         7,600,000
-------------------------------------------------------------------------------------------
  2.92%, 05/09/06                              A-1+      --         1,900         1,900,000
-------------------------------------------------------------------------------------------
  3.32%, 10/05/06                              A-1+      --        10,200        10,200,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005 Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/30(b)(c)                         --     VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 07/01/19(b)(c)                         --     VMIG-1       5,325         5,325,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002 Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 08/01/22(b)(c)                         --     VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005 Educational Facilities
  VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/31(b)(c)                         --     VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004 Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC) 3.19%,
  12/01/34(b)(c)(g)                             --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005 Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005 Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 06/01/37(b)(c)                         --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/22(b)(c)                         --     VMIG-1       9,565         9,565,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C Refunding First
  Mortgage Health Care Facilities VRD RB
  (LOC-SunTrust Bank) 3.20%, 11/01/27(b)(c)     --     VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (North Carolina (State of)
  Eastern Municipal Power Agency); Series
  2005 A02 VRD RB
  (Acquired 04/12/05; Cost $7,115,000) 3.21%,
  01/01/22(b)(h)(i)                             --     VMIG-1       7,115         7,115,000
===========================================================================================
                                                                                 62,935,000
===========================================================================================

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-3.35%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 02/16/06; Cost $2,865,000)
  3.21%, 06/01/14(b)(h)(i)                      --     VMIG-1     $ 2,865    $    2,865,000
-------------------------------------------------------------------------------------------
Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); Series 2004 B Hospital Facilities
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.19%, 11/01/34(b)(c)                         --     VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001 Refunding & Improvement VRD RB
  (LOC-National City Bank) 3.20%,
  12/01/21(b)(c)                                --     VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994 Health Care
  VRD RB
  (LOC-National City Bank) 3.22%,
  11/01/13(b)(c)                                --     VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------
Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985 VRD RB
  (LOC-Fifth Third Bank) 3.24%,
  09/01/25(c)(d)                               A-1+      --         1,415         1,415,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Carnegie/96th Research Building Project);
  Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/33(b)(c)                               A-1+    VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Euclid/93rd Garage and Office); Series
  2003 VRD RB
  (LOC-Fifth Third Bank) 3.22%,
  01/01/34(b)(c)                               A-1+    VMIG-1       3,425         3,425,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  (Multi-Mode Park Synagogue Project); Series
  2006 VRD RB
  (LOC-U.S. Bank, N.A.) 3.19%, 01/01/31(b)(c)   --     VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Series 2000
  Refunding VRD RB
  (LOC-National City Bank) 3.19%,
  11/15/19(b)(c)                                A-1      --       $   135    $      135,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005
  Refunding & Improvement VRD RB
  (LOC-KBC Bank N.V.) 3.20%,
  03/01/36(b)(c)(g)                            A-1+      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Lakewood (City of) Educational Facilities
  Authority (St. Edwards High School
  Project); Series 2000 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/01/30(b)(c)                                --     VMIG-1       1,565         1,565,000
-------------------------------------------------------------------------------------------
Lakewood (City of); Series 2005 Limited Tax
  BAN GO
  3.50%, 06/15/06                               --     MIG-1        4,000         4,005,760
-------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Series 2001 Hospital
  Facilities VRD RB
  (LOC-National City Bank) 3.25%,
  05/01/26(b)(c)(r)                             --       --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B VRD RB
  (LOC-Fifth Third Bank) 3.20%,
  12/01/27(b)(c)                                --     VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990 Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.20%, 08/01/20(b)(c)                        A-1+      --         1,245         1,245,000
-------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Series 1997 Hospital
  Improvement VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  08/15/22(b)(c)                               A-1+      --         5,230         5,230,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996 Limited Obligation
  VRD RB
  (LOC-National City Bank) 3.21%,
  12/01/10(b)(c)                                A-1      --         1,385         1,385,000
-------------------------------------------------------------------------------------------
Ohio (State of) (Major New Street
  Infrastructure); Series 2001 E-1 RB
  5.00%, 06/15/06                               AA      Aa2         1,500         1,504,822
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Higher Educational Facility
  Commission (Lake Erie); Series 2003 VRD RB
  (LOC-Fifth Third Bank) 3.19%,
  09/01/30(b)(c)                                --     VMIG-1     $12,355    $   12,355,000
-------------------------------------------------------------------------------------------
Ohio (State of) Higher Educational Facility
  Commission (Pooled Financing Program);
  Series 2005 A VRD RB
  (LOC-Fifth Third Bank) 3.17%,
  09/01/26(b)(c)                                --     VMIG-1       7,200         7,200,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Cleveland Electric); Series 1997 B VRD PCR
  (LOC-Barclays Bank) 3.22%,
  08/01/20(b)(c)(g)                            A-1+     P-1         1,050         1,050,000
-------------------------------------------------------------------------------------------
Richland (County of) Ohio Healthcare
  Facilities (Wesleyan); Series 2004 B
  Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.17%, 11/01/27(b)(c)                        A-1+      --         9,610         9,610,000
===========================================================================================
                                                                                106,710,582
===========================================================================================

OKLAHOMA-2.40%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000 Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 07/15/30(b)(o)                        A-1+      --        27,695        27,695,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001 VRD RB
  (LOC-Bank of America, N.A.) 3.27%,
  06/01/11(b)(c)                               A-1+      --         2,910         2,910,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2001 State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 04/03/06(k)(m)                        A-1+      --        10,000        10,000,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.35%, 09/01/06(k)(m)                        A-1+      --         6,525         6,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of) Economic Development
  Authority (Oklahoma State University
  Foundation Phase III Project); Series 2002
  Student Housing VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  07/01/32(b)(e)                                --     VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Series 2003 A Capital Improvements VRD RB
  3.13%, 05/15/06(k)(m)                        A-1+      --         9,200         9,200,000
===========================================================================================
                                                                                 76,330,000
===========================================================================================

OREGON-0.18%

Clackamas (County of) Hospital Facility
  Authority (Willamette View); Series 2005
  A-1 Refunding VRD RB
  (LOC-Bank of New York) 3.17%,
  11/01/29(b)(c)                               A-1+      --         4,000         4,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Portland (City of)); Series
  2004 614 Sewer System VRD RB
  (Acquired 12/02/04; Cost $1,600,000) 3.21%,
  10/01/12(b)(h)(i)                             --     VMIG-1       1,600         1,600,000
===========================================================================================
                                                                                  5,600,000
===========================================================================================

PENNSYLVANIA-3.82%

ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20 Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000) 3.21%, 07/15/11(b)(h)(i)          --       --         4,225         4,225,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.21%, 09/01/09(b)(h)(i)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.21%,
  06/01/11(b)(h)(i)                             --     VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 ACES VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 03/01/18(b)(c)                         --     VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); Series 2000 B VRD IDR
  (LOC-LaSalle Bank N.A.)
  3.19%, 12/01/30(b)(c)                         A-1      --       $ 7,160    $    7,160,000
-------------------------------------------------------------------------------------------
Chester (County of) Health & Educational
  Facilities Authority (Kendall-Crosslands
  Community Project); Series 2003 Retirement
  Community VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  04/01/33(b)(c)(g)                             A-1      --         2,940         2,940,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005
  Refunding VRD RB
  (LOC-KBC Bank N.V.) 3.19%,
  01/01/38(b)(c)(g)                            A-1+      --         8,000         8,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); Series 2001-3801 VRD COP
  (Acquired 06/04/01; Cost $8,900,000) 3.21%,
  08/01/28(b)(h)(i)                            A-1+      --         8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.20%, 03/01/30(b)(e)                        A-1+      --         2,675         2,675,000
-------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000 Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.27%, 12/01/24(b)(e)                        A-1+      --         2,000         2,000,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B
  Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  3.21%, 10/15/29(b)(e)                        A-1+      --        12,135        12,135,000
-------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp. Inc.);
  Series 1984 Refunding VRD PCR (LOC-Rabobank
  Nederland) 3.25%, 06/01/14(c)(f)(g)          A-1+      --         1,020         1,020,000
-------------------------------------------------------------------------------------------
  3.25%, 10/01/14(c)(f)(g)                     A-1+      --         7,030         7,030,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003
  VRD IDR (LOC-Bank of New York)
  3.23%, 02/01/29(b)(c)                        A-1+      --       $ 3,100    $    3,100,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Liberty Lutheran
  Services); Series 2004 VRD RB
  (LOC-Bank of America, N.A.) 3.18%,
  05/01/34(b)(c)                               A-1+      --         3,745         3,745,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Gloria Dei Project); Series 2006
  VRD IDR (LOC-Citizens Bank of Pennsylvania)
  3.19%, 01/01/23(b)(c)                         --     VMIG-1      14,700        14,700,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Peco); Series 1999 A Refunding
  VRD PCR (LOC-Wachovia Bank, N.A.) 3.23%,
  10/01/30(b)(c)                                --     VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A VRD
  RB
  (LOC-UniCredito Italiano S.p.A.)
  3.22%, 11/01/36(b)(c)(g)                      --     VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2 Fifth VRD RB
  (LOC-Bank of Nova Scotia, JPMorgan Chase
  Bank, N.A.) 3.22%, 09/01/34(b)(c)(g)         A-1+    VMIG-1       4,300         4,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A Health VRD RB
  (LOC-Wachovia Bank, N.A.) 3.20%,
  07/01/27(b)(c)                               A-1+    VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002 VRD IDR (LOC-Citizens
  Bank of Pennsylvania) 3.22%, 11/01/32(b)(c)   --     VMIG-1       2,895         2,895,000
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002 Educational
  Facilities VRD RB
  (LOC-Allied Irish Banks PLC) 3.21%,
  08/01/32(b)(c)(g)                             --     VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Wachovia MERLOTs (Scranton (City of) &
  Lackawanna (County of) Health & Welfare
  Authority); Series 2002 A-18 VRD RB
  (Acquired 03/22/02; Cost $4,460,000) 3.21%,
  03/01/15(b)(h)(i)                             --     VMIG-1     $ 4,460    $    4,460,000
===========================================================================================
                                                                                121,775,000
===========================================================================================

RHODE ISLAND-0.09%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002 Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.20%, 08/01/32(b)(c)                        A-1+      --         2,900         2,900,000
===========================================================================================

SOUTH CAROLINA-1.43%

Eagle Tax Exempt Trust (South Carolina (State
  of) Public Service Authority); Series 2000-
  4001 A VRD COP (Acquired 09/08/00; Cost
  $10,100,000) 3.21%, 01/01/22(b)(h)(i)        A-1+      --        10,100        10,100,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728
  Floating Rate Trust Ctfs. VRD RB
  (Acquired 11/13/02; Cost $7,185,000) 3.20%,
  10/01/22(b)(h)(i)                             --     VMIG-1       7,185         7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/34(b)(e)                               A-1+    VMIG-1       9,800         9,800,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB
  (INS-MBIA Insurance Corp.) 3.15%,
  01/01/31(b)(e)                               A-1+    VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/30/02; Cost $2,100,000) 3.23%,
  07/01/17(b)(c)(i)                            A-1+      --         2,100         2,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 09/01/35(b)(c)                         --     VMIG-1     $   550    $      550,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project);
  Series 2003 VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 03/01/23(b)(c)                         --     VMIG-1       3,640         3,640,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  09/01/32(b)(c)(j)                             --       --         3,900         3,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998 VRD RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,840,000) 3.23%,
  09/01/18(b)(c)(i)                            A-1+      --         2,840         2,840,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A VRD
  RB (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/20(b)(c)                               A-1+      --         4,360         4,360,000
===========================================================================================
                                                                                 45,575,000
===========================================================================================

TENNESSEE-4.49%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2005 D-5-F VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/36(d)(e)                         --     VMIG-1       2,325         2,325,000
-------------------------------------------------------------------------------------------
  Series 2006 D-6-A VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/31(d)(e)                         --     VMIG-1       7,400         7,400,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority; Series 2004 Pooled Financing VRD
  RB
  (LOC-Bank of America, N.A.) 3.17%,
  07/01/34(c)(d)                                --     VMIG-1     $36,015    $   36,015,000
-------------------------------------------------------------------------------------------
Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2006
  VRD IDR (LOC-Regions Bank) 3.19%,
  02/01/28(b)(c)                                --     VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A VRD COP (Acquired
  10/10/00; Cost $14,040,000) 3.21%,
  10/01/27(b)(h)(i)                            A-1+      --        14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993 VRD
  Refunding IDR (LOC-BNP Paribas)
  3.21%, 05/01/13(b)(c)(g)                      --      Aa2         1,050         1,050,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001 VRD RB
  (LOC-SunTrust Bank) 3.23%, 08/01/16(b)(c)     --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/15(b)(e)(o)                             --     VMIG-1       3,739         3,739,000
-------------------------------------------------------------------------------------------
  Series 1995 B-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/06(b)(e)                                --     VMIG-1         615           615,000
-------------------------------------------------------------------------------------------
  Series 1996 F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       8,150         8,150,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/11(b)(e)                                --     VMIG-1       4,350         4,350,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/16(b)(e)                                --     VMIG-1       4,810         4,810,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/22(b)(e)                                --     VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/21(b)(e)                                --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

  Series 1997 II E-3 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/10(b)(e)                                --     VMIG-1     $ 1,325    $    1,325,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,035         1,035,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/17(b)(e)                                --     VMIG-1       1,060         1,060,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/27(b)(e)                                --     VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 1997 II-F-4 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/09(b)(e)                                --     VMIG-1         410           410,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/24(b)(e)                                --     VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 1999 II B-1 VRD RB
  (INS-Ambac Assurance Corp.) 3.19%,
  06/01/25(b)(e)                                --     VMIG-1       1,700         1,700,000
-------------------------------------------------------------------------------------------
  Series 2005 IV-F-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/35(d)(e)                         --     VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-G-1 VRD RB
  (INS-XL Capital Assurance Inc.)
  3.19%, 06/01/25(d)(e)                         --     VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003 VRD RB
  (LOC-Regions Bank) 3.21%, 08/01/23(b)(c)      --     VMIG-1       3,885         3,885,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003
  Educational Facilities VRD RB
  (LOC-SunTrust Bank) 3.28%, 04/01/23(b)(c)     --     VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                142,969,000
===========================================================================================

TEXAS-12.60%

ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16 Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.22%, 08/15/10(b)(h)(i)                      --     VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13 Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000) 3.20%,
  02/06/08(b)(h)(i)                             --     VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003 Unlimited Tax School Building
  VRD GO
  (CEP-Texas Permanent School Fund)
  2.75%, 06/15/06(k)(n)                        A-1+    VMIG-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys) Series
  2005 B Special Obligation VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  08/15/35(b)(e)                               A-1+    VMIG-1       3,765         3,765,000
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997 Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 09/01/27(b)(c)                         --     VMIG-1         835           835,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985 VRD IDR (LOC-Bank of New York)
  3.20%, 11/01/25(c)(d)                        A-1+      --         2,600         2,600,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Texas Utility System;
  Series 2003 A Refunding Sub Lien VRD RB
  (INS-MBIA Insurance Corp.) 3.16%,
  09/01/27(b)(e)                               A-1+    VMIG-1       1,530         1,530,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A Refunding VRD RB
  (LOC-BNP Paribas)
  3.26%, 05/01/35(b)(c)(g)                      --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston (City of)
  Airport); Series 2000-4307 VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.21%, 07/01/28(b)(h)(i)                     A-1+      --        15,750        15,750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.21%, 12/01/27(b)(h)(i)                     A-1+      --       $14,005    $   14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000) 3.21%,
  12/01/30(b)(h)(i)                            A-1+      --         8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A VRD COP
  (Acquired 11/20/02; Cost $1,580,000) 3.21%,
  08/15/30(b)(h)(i)                            A-1+      --         1,580         1,580,000
-------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.) 3.22%,
  06/01/10(b)                                  A-1+      --         2,700         2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (The Methodist System);
  Series 2005 B Refunding Hospital RB
  3.17%, 12/01/32(d)                           A-1+      --        35,000        35,000,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2005 A Sub. Lien Commercial Paper RN
  (LOC-Bank of America, N.A.) 3.15%,
  07/21/06(c)                                  A-1+      --        13,651        13,651,000
-------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
  Authority (Rodeo); Series 2001 C Jr. Lein
  VRD RB
  (INS-MBIA Insurance Corp.) 3.22%,
  11/15/30(b)(e)                               A-1+    VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985 VRD PCR
  2.98%, 05/01/06(g)(k)(m)                     A-1+     P-1        10,640        10,640,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000 Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 07/01/20(b)(c)(j)                      --       --         2,500         2,500,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A
  Housing VRD RB
  (LOC-Bank of New York) 3.30%,
  03/01/33(c)(f)                                --     VMIG-1     $11,005    $   11,005,000
-------------------------------------------------------------------------------------------
Houston (City of); Series 2005 D Commercial
  Paper Notes GO 3.15%, 05/16/06               A-1+     P-1        17,000        17,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/07/06                              A-1+     P-1        11,000        11,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004 530 Limited Tax VRD GO
  (Acquired 10/28/04; Cost $4,625,000) 3.21%,
  06/15/12(b)(h)(i)                             --     VMIG-1       4,625         4,625,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.) 3.28%,
  07/01/33(b)(c)                               A-1+      --         1,300         1,300,000
-------------------------------------------------------------------------------------------
Lubbock (City of) Independent School
  District; Series 2006 School Building VRD
  Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 09/07/06(k)(l)                        A-1+    VMIG-1       3,600         3,629,583
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats Brazosport (City of)
  Independent School District); Series 2003
  PT-1690 Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,853,000) 3.21%,
  08/15/10(b)(h)(i)                             --     VMIG-1       4,853         4,853,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860 VRD Unlimited Tax GO
  (Acquired 09/09/05; Cost $9,750,000) 3.21%,
  02/15/25(b)(h)(i)                             A-1      --         9,750         9,750,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C Retirement
  Facility VRD RB
  (LOC-LaSalle Bank N.A.) 3.19%,
  02/15/30(b)(c)                                A-1      --         7,435         7,435,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Metropolitan Higher Education Authority
  (University of Dallas Project); Series 1999
  Higher Education VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 05/01/19(b)(c)(j)                      --       --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
North Texas Tollway Authority; Series 2005 C
  Dallas North Tollway System VRD RB
  (INS-Financial Guaranty Insurance Co.)
  3.19%, 01/01/25(b)(e)                        A-1+    VMIG-1      45,000        45,000,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985 Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.23%, 07/01/15(b)(c)                         --     VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001 Hospital
  VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.22%, 11/01/26(b)(c)                        A-1+      --         1,100         1,100,000
-------------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Series 1996 Refunding VRD PCR
  (INS- Ambac Assurance Corp.) 3.22%,
  07/01/16(b)(e)                               A-1+    VMIG-1       3,350         3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A Refunding Sub RB
  (INS-MBIA Insurance Corp.) 3.17%,
  05/15/33(b)(e)                               A-1+    VMIG-1       3,100         3,100,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.28%, 04/01/26(b)(c)                         --     VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series 1997
  Higher Education VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  01/01/18(b)(c)(o)                            A-1+      --        10,900        10,900,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2005 Unlimited Tax
  TRAN GO
  4.50%, 08/31/06                              SP-1+   MIG-1       19,000        19,113,584
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006 B
  Commercial Paper Notes
  3.30%, 06/06/06                              A-1+     P-1       $ 4,400    $    4,400,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2005 A Commercial
  Paper Notes
  3.22%, 04/05/06                              A-1+     P-1        22,500        22,500,000
-------------------------------------------------------------------------------------------
  3.28%, 05/15/06                              A-1+     P-1        15,000        15,000,000
-------------------------------------------------------------------------------------------
  3.20%, 06/06/06                              A-1+     P-1        15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Austin (City of)); Series
  2000 A26 VRD RB
  (Acquired 11/09/04; Cost $9,230,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       9,230         9,230,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Klein City of) Independent
  School District); Series 2005 C-02
  Unlimited Tax VRD GO
  (Acquired 11/15/05; Cost $6,345,000) 3.21%,
  08/01/31(b)(h)(i)                             --     VMIG-1       6,345         6,345,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003 B16 VRD RB
  (Acquired 02/19/03; Cost $16,005,000)
  3.21%, 08/15/25(b)(h)(i)                      --     VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
  Series 2003 B14 Refunding VRD RB
  (Acquired 01/29/03; Cost $7,985,000) 3.21%,
  08/15/22(b)(h)(i)                             --     VMIG-1       7,985         7,985,000
===========================================================================================
                                                                                401,585,167
===========================================================================================

UTAH-1.47%

Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005
  Lease VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 06/01/21(b)(c)  A-1+      --           900           900,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray (City of)
  Hospital); Series 2002 PA-1066 VRD RB
  (Acquired 10/02/02; Cost $5,995,000) 3.21%,
  05/15/06(b)(h)(i)                             A-1      --         5,995         5,995,000
-------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Series 2003 D Hospital VRD RB
  3.18%, 05/15/36(d)                           A-1+      --         7,800         7,800,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

UTAH-(CONTINUED)

  Series 2005 D Hospital VRD RB
  3.19%, 05/15/37(b)                           A-1+    VMIG-1     $ 6,500    $    6,500,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003 Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.20%, 02/15/31(b)                           A-1+      --         4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 08/01/28(b)(c)  A-1+      --           800           800,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Series 2002 A59 Power Supply VRD
  RB
  (Acquired 10/23/02; Cost $10,630,000)
  3.21%, 07/01/10(b)(h)(i)                      --     VMIG-1      10,630        10,630,000
-------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Series 2004
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal Home Loan Mortgage Corp.)
  3.19%, 12/01/34(b)                           A-1+      --         9,675         9,675,000
===========================================================================================
                                                                                 46,735,000
===========================================================================================

VERMONT-0.16%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984 Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts) 3.31%,
  12/01/13(c)(f)                               A-1+      --         2,500         2,500,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985 Student Loan VRD RB
  (LOC-State Street Bank & Trust Co.)
  3.25%, 01/01/08(c)(f)                         --     VMIG-1       2,640         2,640,000
===========================================================================================
                                                                                  5,140,000
===========================================================================================

VIRGINIA-0.23%

Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003 Residential Care Facility VRD
  RB
  (LOC-Branch Banking & Trust Co.)
  3.20%, 12/01/33(b)(c)                         A-1      --           750           750,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Spotsylvania (County of) Industrial
  Development Authority (Rappah-Annock Area
  YMCA Project); Series 2002 VDR IDR
  (LOC-Wachovia Bank, N.A.) 3.23%,
  04/01/23(b)(c)                                --     VMIG-1     $ 1,000    $    1,000,000
-------------------------------------------------------------------------------------------
Stafford (County of) & Staunton (City of);
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.25%,
  04/13/06(c)                                   --     VMIG-1       1,870         1,870,000
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury);
  Series 2005B Residential Care Facility VRD
  IDR (LOC-Branch Banking & Trust Co.) 3.20%,
  01/01/10(b)(c)                                --     VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.20%, 01/01/35(b)(c)                         --     VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                  7,315,000
===========================================================================================

WASHINGTON-6.47%

ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12 Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000) 3.22%,
  07/01/10(b)(h)(i)                             --     VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7
  Multi-State Non-AMT VRD GO
  Ctfs. (Acquired 05/13/03; Cost $10,685,000)
  3.22%, 07/01/10(b)(h)(i)(j)                   --       --        10,685        10,685,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37 Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000) 3.22%,
  12/01/12(b)(h)(i)                             --     VMIG-1       8,235         8,235,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King (County
  of)); Series 2001-1 Multi-State Non-AMT VRD
  Limited Tax GO
  Ctfs. (Acquired 01/04/01; Cost $10,000,000)
  3.22%, 07/01/06(b)(h)(i)                      --     VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003 VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/28(b)(c)(j)                             --       --         2,565         2,565,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (Washington (State of)
  Public Power Supply Systems Project No. 2);
  Series 1996-4703 A VRD COP (Acquired
  05/02/01; Cost $5,870,000) 3.21%,
  07/01/11(b)(h)(i)                            A-1+      --       $ 5,870    $    5,870,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington (State
  of)); Series 1998-4701 A VRD COP (Acquired
  07/20/00; Cost $14,400,000) 3.21%,
  05/01/18(b)(h)(i)                            A-1+      --        14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 A Commercial Paper Notes
  (LOC-Bank of America, N.A.) 3.18%,
  06/05/06(c)                                  A-1+      --        37,200        37,200,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2005 Commercial Paper Notes TRAN
  (LOC-Bank of America, N.A.) 3.18%,
  06/06/06(c)                                  A-1+      --        16,800        16,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001 Limited Tax
  VRD GO
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/21(b)(c)(j)                             --       --         2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004 593 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000) 3.21%,
  07/01/12(b)(h)(i)                             --     VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998 VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 04/01/23(b)(c)   --     VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%,
  12/01/19(b)(c)(o)                             --     VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.) 3.22%, 12/01/19(b)(c)   --     VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); Series 2002-739D VRD RB
  (Acquired 07/21/04; Cost $5,000,000) 3.20%,
  09/01/20(b)(h)(i)                             A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997
  Special Revenue VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  01/01/27(b)(c)                               A-1+    VMIG-1     $12,705    $   12,705,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B Low Income
  Housing Assistance VRD RB
  (LOC-U.S. Bank, N.A.) 3.24%, 05/01/19(b)(c)  A-1+      --         2,225         2,225,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995
  Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 12/01/15(b)(c)  A-1+      --         2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994 Refunding VRD IDR
  3.25%, 11/01/25(b)(o)                        A-1+    VMIG-1       6,524         6,524,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003
  Refunding Housing VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  12/01/34(b)(c)(j)                             --       --         6,200         6,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Series 2001
  A46 Sales Tax & Motor VRD RB
  (Acquired 11/12/03; Cost $6,255,000) 3.35%,
  11/09/06(h)(i)(k)(l)(p)                       --     VMIG-1       6,255         6,255,000
-------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E Economic
  Development VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 08/01/25(b)(c)  A-1+      --         2,545         2,545,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A VRD RB
  (LOC-Bank of America, N.A.) 3.25%,
  12/01/33(b)(c)                                --     VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (Antioch University Project);
  Series 2005 Non-Profit Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%, 01/01/27(b)(c)  A-1+      --       $ 6,635    $    6,635,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Judson Park Project); Series
  2004 A Non-Profit Housing Refunding VRD RB
  (LOC-U.S. Bank, N.A.) 3.18%,
  01/01/29(b)(c)(j)                             --       --         9,855         9,855,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994 Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.) 3.23%, 10/01/19(b)(c)  A-1+      --         3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000 Non-Profit VRD RB
  (LOC-Bank of America, N.A.) 3.23%,
  07/01/30(b)(c)                                --     VMIG-1       1,350         1,350,000
===========================================================================================
                                                                                206,034,000
===========================================================================================

WEST VIRGINIA-0.13%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991 Refunding VRD RB
  (LOC-Wachovia Bank, N.A.) 3.21%,
  06/01/14(b)(c)                                --      Aa2         4,140         4,140,000
===========================================================================================

WISCONSIN-2.97%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25 Non-AMT VRD RB
  (Acquired 08/01/05; Cost $17,370,000)
  3.22%, 12/01/13(b)(h)(i)(j)                   --       --        17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.22%, 06/01/36(b)(c)                         --     VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------

TAX-FREE INVESTMENTS TRUST


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004 VRD RB
  (LOC-Allied Irish Banks PLC) 3.19%,
  01/01/35(b)(c)(g)                             A-1      --       $ 4,995    $    4,995,000
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001 VRD RB
  (LOC-U.S. Bank, N.A.) 3.21%, 08/01/28(b)(c)   --     VMIG-1       2,300         2,300,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999 VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000) 3.20%, 07/01/14(b)(c)(i)    A-1+      --         2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B VRD (LOC-JPMorgan Chase Bank,
  N.A.)
  3.19%, 11/01/25(b)(c)                        A-1+      --         7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield); Series
  2006 B VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 01/15/36(b)(c)                         A-1      --         5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003 VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.21%, 07/01/28(b)(c)                         --     VMIG-1       3,150         3,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/15/23(b)(c)                         --     VMIG-1     $ 6,900    $    6,900,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.21%, 06/01/23(b)(c)                         --     VMIG-1       9,115         9,115,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1994 A VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 09/01/19(b)(c)                         A-1      --         5,350         5,350,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987 VRD RB
  (LOC-KBC Bank N.V.) (Acquired 05/02/05;
  Cost $27,000,000) 3.22%,
  12/01/17(b)(c)(g)(i)                          A-1      --        27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004 VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.19%, 08/01/19(b)(c)                         A-1      --         1,830    $    1,830,000
===========================================================================================
                                                                                 94,545,000
===========================================================================================
TOTAL INVESTMENTS(s)(t)-101.02% (Cost
  $3,218,678,145)                                                             3,218,678,145
===========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.02)%                                           (32,564,046)
===========================================================================================
NET ASSETS-100.00%                                                           $3,186,114,099
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs     - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

TAX-FREE INVESTMENTS TRUST

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in notes (j) and
    (r) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2006.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day's notice. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2006.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $901,459,500, which represented 28.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1(+).
(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2006.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.
(n) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on March 31, 2006.
(o) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $43,660,000, which represented 1.37% of the Fund's Net Assets.
(q) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(r) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(s) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                          PERCENTAGE
   ----------------------------------------------------------------------------
   MBIA Insurance Corp.........................................         10.8%
   Bank of America, N.A........................................         10.1
   Financial Guaranty Insurance Co.............................          9.6
   Ambac Assurance Corp........................................          7.9
   Financial Security Assurance Inc............................          5.6
   JPMorgan Chase Bank, N.A....................................          5.1
   Other Entities Less than 5%.................................         51.9
    ___________________________________________________________________________
   ============================================================================

(t) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

ASSETS:

Investments, at value (cost $3,218,678,145)   $3,218,678,145
------------------------------------------------------------
Cash                                              31,076,298
------------------------------------------------------------
Receivables for:
  Investments sold                                15,651,522
------------------------------------------------------------
  Interest                                        16,908,650
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               131,854
------------------------------------------------------------
Other assets                                         179,596
============================================================
    Total assets                               3,282,626,065
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           88,174,709
------------------------------------------------------------
  Dividends                                        7,652,839
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 295,176
------------------------------------------------------------
Accrued distribution fees                            164,238
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,203
------------------------------------------------------------
Accrued transfer agent fees                           36,664
------------------------------------------------------------
Accrued operating expenses                           175,137
============================================================
    Total liabilities                             96,511,966
============================================================
Net assets applicable to shares outstanding   $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,186,155,807
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (41,708)
============================================================
                                              $3,186,114,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,892,111,475
____________________________________________________________
============================================================
Private Investment Class                      $  220,988,368
____________________________________________________________
============================================================
Personal Investment Class                     $   20,902,039
____________________________________________________________
============================================================
Cash Management Class                         $  683,659,237
____________________________________________________________
============================================================
Reserve Class                                 $   19,052,332
____________________________________________________________
============================================================
Resource Class                                $  341,383,838
____________________________________________________________
============================================================
Corporate Class                               $    8,016,810
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,892,075,711
____________________________________________________________
============================================================
Private Investment Class                         220,977,389
____________________________________________________________
============================================================
Personal Investment Class                         20,899,102
____________________________________________________________
============================================================
Cash Management Class                            683,667,258
____________________________________________________________
============================================================
Reserve Class                                     19,050,468
____________________________________________________________
============================================================
Resource Class                                   341,385,961
____________________________________________________________
============================================================
Corporate Class                                    8,016,425
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended March 31, 2006

INVESTMENT INCOME:

Interest                                                      $90,277,722
=========================================================================

EXPENSES:

Advisory fees                                                   6,919,662
-------------------------------------------------------------------------
Administrative services fees                                      605,661
-------------------------------------------------------------------------
Custodian fees                                                    157,245
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,140,330
-------------------------------------------------------------------------
  Personal Investment Class                                       153,273
-------------------------------------------------------------------------
  Cash Management Class                                           620,308
-------------------------------------------------------------------------
  Reserve Class                                                   166,612
-------------------------------------------------------------------------
  Resource Class                                                  713,622
-------------------------------------------------------------------------
  Corporate Class                                                   3,442
-------------------------------------------------------------------------
Transfer agent fees                                               527,776
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         123,327
-------------------------------------------------------------------------
Other                                                             801,915
=========================================================================
    Total expenses                                             11,933,173
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,662,053)
=========================================================================
    Net expenses                                                9,271,120
=========================================================================
Net investment income                                          81,006,602
=========================================================================
Net realized gain from Investment securities                       20,198
=========================================================================
Net increase in net assets resulting from operations          $81,026,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   81,006,602    $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                   20,198           (60,974)
==============================================================================================
    Net increase in net assets resulting from operations          81,026,800        36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (51,535,231)      (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,114,924)       (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (404,324)          (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,063,769)       (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (276,474)          (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,314,990)       (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (296,890)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (81,006,602)      (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (224,964,600)      163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                        24,371,221        46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       10,024,848           483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (41,462,324)      (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    9,744,079        (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                  51,762,427        (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                  8,016,425                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (162,507,924)      152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (162,487,726)      152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,348,601,825     3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,186,114,099    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TAX-FREE INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

TAX-FREE INVESTMENTS TRUST

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended March 31, 2006, AIM waived fees of $1,762,263.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $307.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2006, AIM was paid $605,661.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2006, AISI retained $527,776.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $570,165, $112,400, $496,246, $144,953, $570,898 and
$3,442, respectively, after FMC waived Plan fees of $570,165, $40,873, $124,062, $21,659, $142,724 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2006, the Fund engaged in securities sales of $194,014,926, which resulted in net realized gains (losses) of $0 and securities purchases of $14,773,207.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

TAX-FREE INVESTMENTS TRUST

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2006, the Fund paid legal fees of $16,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $81,006,602    $36,860,093
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                       $      244,894
------------------------------------------------------------------------------
Temporary book/tax differences                                        (244,894)
------------------------------------------------------------------------------
Capital loss carryforward                                              (41,708)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,186,155,807
==============================================================================
Total net assets                                                $3,186,114,099
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

TAX-FREE INVESTMENTS TRUST


    The Fund utilized $13,004 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
March 31, 2013                                                     $41,708
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   24,419,859,762    $ 24,419,859,762     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 590,733,012         590,733,012        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 32,503,439          32,503,439         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,375,896,321       7,375,896,321      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            162,245,979         162,245,979        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,316,222,552       2,316,222,552      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       129,405,787         129,405,787                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       30,895,326          30,895,326         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   3,802,001           3,802,001          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    201,846             201,846              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,231,407          11,231,407          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                247,862             247,862             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,599,542           7,599,542          2,383,423           2,383,423
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                            10,644              10,644                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (24,675,719,687)    (24,675,719,687)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (570,163,791)       (570,163,791)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (22,680,438)        (22,680,438)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,428,590,053)     (7,428,590,053)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (152,749,762)       (152,749,762)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,272,059,667)     (2,272,059,667)    (1,788,092,794)     (1,788,092,794)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (121,400,006)       (121,400,006)                --                  --
=================================================================================================================================
                                                          (162,507,924)   $   (162,507,924)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

TAX-FREE INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02           0.01        0.01        0.01        0.02
=========================================================================================================================
Less distributions from net investment income                    (0.02)         (0.01)      (0.01)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   2.37%          1.08%       0.68%       1.06%       2.00%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $341,384       $289,621    $299,205    $260,178    $137,307
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.38%(b)       0.38%       0.38%       0.38%       0.38%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.47%(b)       0.47%       0.47%       0.47%       0.48%
=========================================================================================================================
Ratio of net investment income to average net assets              2.33%(b)       1.08%       0.67%       1.04%       1.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $356,810,925.

TAX-FREE INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to

TAX-FREE INVESTMENTS TRUST
pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TAX-FREE INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tax-Free Investments Trust and Resource Class Shareholders of Tax-Free Cash Reserve Portfolio:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2006, the results of its operations, the changes in its net assets and the Resource Class financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Resource Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended March 31, 2005 and the Resource Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

/s/PRICEWATERHOUSECOOPERS LLP
-----------------------------
PRICEWATERHOUSECOOPERS LLP

May 19, 2006
Houston, Texas

TAX-FREE INVESTMENTS TRUST

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of Funds's Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2006.

AIM Tax-Free Cash Reserve Portfolio Resource Class paid ordinary dividends in the amount of $0.0234 during its tax year ended March 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, December 31, 2005 and March 31, 2006, are 100%, 100%, 100% and 100%, respectively.

TAX-FREE INVESTMENTS TRUST

TRUSTEES AND OFFICERS

As of March 31, 2006



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1977           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee, Vice Chair, President and
                                                  Principal Executive Officer of the AIM
                                                  Family of Funds

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Trustee and Executive Vice President of    None
   Trustee and Executive Vice                     the AIM Family of Funds
   President
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc. Director, President
                                                  and Chief Executive Officer, A I M
                                                  Management Group Inc.; Director and
                                                  President, A I M Advisors, Inc.;
                                                  Director, A I M Capital Management, Inc.
                                                  and A I M Distributors, Inc.; Director
                                                  and Chairman, AIM Investment Services,
                                                  Inc.; Fund Management Company and
                                                  INVESCO Distributors, Inc. (registered
                                                  broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Founder, Green, Manning & Bunch Ltd.,      None
   Trustee                                        (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1992           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    Director, Mainstay VP Series
   Trustee                                                                                   Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of March 31, 2006

TAX-FREE INVESTMENTS TRUST



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Senior Vice President and Senior Officer   N/A
   Senior Vice President and                      of the AIM Family of Funds
   Senior Officer
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   John M. Zerr -- 1963(3)         2006           Director, Senior Vice President,           N/A
   Senior Vice President, Chief                   Secretary and General Counsel, A I M
   Legal Officer and Secretary                    Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc., and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.; and Senior
                                                  Vice President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Global Compliance Director, AMVESCAP       N/A
   Vice President                                 PLC; and Vice President of the AIM
                                                  Family of Funds

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and the AIM Family
                                                  of Funds; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Vice President, AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Senior Vice President and General          N/A
   Vice President                                 Counsel, AMVESCAP PLC; and Vice
                                                  President of the AIM Family of Funds

                                                  Formerly: Director, General Counsel, and
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President, A I
                                                  M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of the AIM Family of Funds;
                                                  and Senior Vice President, Chief Legal
                                                  Officer and General Counsel, Liberty
                                                  Financial Companies, Inc. and Liberty
                                                  Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.; and Vice President,
   Financial Officer and                          Treasurer and Principal Officer of the
   Treasurer                                      AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of the AIM Family of Funds

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and the AIM Family of
                                                  Funds
-------------------------------------------------------------------------------------------------------------------------------

   Todd L. Spillane(4) -- 1958     2006           Senior Vice President, A I M Management    N/A
   Chief Compliance Officer                       Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of the AIM Family of Funds; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Distributors, Inc., AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.
(4) Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.


OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51(st)    & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               TFIT-AR-4       Fund Management Company

ITEM 2.  CODE OF ETHICS.

         As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
..

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Registrant's Audit Committee appointed PricewaterhouseCoopers LLP ("PWC") as the Registrant's principal independent registered public accounting firm for the fiscal year 2006. Such appointment was ratified and approved by the independent trustees of the Registrant's Board of Trustees. For the fiscal year ended 2005, Ernst & Young LLP ("E&Y") served as the Registrant's principal registered public accounting firm.

         The information set forth below for the 2006 fiscal year relates to fees billed by PWC. The information set forth below for the 2005 fiscal year relates to fees billed by E&Y.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO THE REGISTRANT

         PWC (for 2006) and E&Y (for 2005) billed the Registrant aggregate fees for services rendered to the Registrant as follows:

                                                  Percentage of Fees
                                                  Billed Applicable                            Percentage of Fees
                            Fees Billed by PWC       to Non-Audit       Fees Billed by E&Y    Billed Applicable to
                               for Services       Services Provided        for Services        Non-Audit Services
                             Rendered to the     for fiscal year end    Rendered to certain    Provided for fiscal
                           Registrant's series     2006 Pursuant to      of the Registrant        year end 2005
                              portfolios for          Waiver of          series portfolios     Pursuant to Waiver
                                 fiscal              Pre-Approval      for fiscal year end       of Pre-Approval
                              year end 2006         Requirement(1)             2005              Requirement(1)
                              -------------         --------------             ----              --------------
Audit Fees                     $  40,857                 N/A                 $  46,790                 N/A
Audit-Related Fees             $       0                  0%                 $       0                  0%
Tax Fees(2)                    $   4,820                  0%                 $   2,612                  0%
All Other Fees(3)              $       0                  0%                 $     980                  0%
                               ---------                                     ---------
Total Fees                     $  45,677                  0%                 $  50,382                  0%

PWC billed the Registrant aggregate non-audit fees of $4,820 for the fiscal year ended 2006 for non-audit services rendered to the Registrant. E&Y billed the Registrant aggregate non-audit fees of $3,592 for the fiscal year ended 2005 for non-audit services rendered to the Registrant.

--------------------------------------------------------------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax Fees for the fiscal year end March 31, 2006 includes fees billed for reviewing tax returns. Tax fees for fiscal year end March 31, 2005 includes fees billed for reviewing tax returns.

(3) All Other Fees for fiscal year ended March 31, 2005 includes fees billed for access to an accounting and regulatory research tool.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO AIM AND AIM AFFILIATES

         PWC (for 2006) and E&Y (for 2005) billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:

                           Fees Billed by PWC                            Fees Billed by E&Y
                              for Non-Audit                                 for Non-Audit
                          Services Rendered to    Percentage of Fees    Services Rendered to     Percentage of Fees
                               AIM and AIM       Billed Applicable to        AIM and AIM        Billed Applicable to
                             Affiliates for       Non-Audit Services       Affiliates for        Non-Audit Services
                          fiscal year end 2006    Provided for fiscal   fiscal year end 2005    Provided for fiscal
                           That Were Required        year end 2006       That Were Required        year end 2005
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                           by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                             Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                             ---------------        --------------         ---------------         --------------
Audit-Related Fees(2)              $0                     0%                  $220,115                   0%
Tax Fees                           $0                     0%                  $      0                   0%
All Other Fees                     $0                     0%                  $      0                   0%
Total Fees(3)                      $0                     0%                  $220,115                   0%

--------------------------------------------------------------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related fees for the fiscal year ended March 31, 2005 includes fees billed for services to test and report on the controls and operations of an affiliated transfer agent.

(3) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and E&Y billed AIM and AIM Affiliates aggregate non-audit fees of $302,621 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

         The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005


I.       STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.      DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.     AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.      NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.       PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.      PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     o Bookkeeping or other services related to the accounting records or financial statements of the audit client

     o  Financial information systems design and implementation

     o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     o  Actuarial services

     o  Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     o  Management functions

     o  Human resources

     o  Broker-dealer, investment adviser, or investment banking services

     o  Legal services

     o  Expert services unrelated to the audit

     o Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None

ITEM 11.     CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

 12(a)(1)         Code of Ethics.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)         Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Tax-Free Investments Trust

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    June 7, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    June 7, 2006

By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    June 7, 2006

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.